UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23718

Catholic Responsible Investments Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-348-6466

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Catholic Responsible Investments Funds

Catholic Responsible Investments Ultra Short Bond Fund

Institutional Class Shares - CRHSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Ultra Short Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares	$18	0.35%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$105,286,807	204	$60,761	34%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Asset-Backed Securities
31.8%
U.S. Treasury Obligations
28.1%
Corporate Obligations
23.2%
Repurchase Agreements
11.1%
Commercial Paper
4.3%
U.S. Government Agency Obligation
3.3%
Mortgage-Backed Security
0.1%

Value	Value
Mortgage-Backed Security	0.1%
U.S. Government Agency Obligation	3.3%
Commercial Paper	4.3%
Repurchase Agreements	11.1%
Corporate Obligations	23.2%
U.S. Treasury Obligations	28.1%
Asset-Backed Securities	31.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills	4.248%	06/20/25	5.8%
U.S. Treasury Bills	4.271%	05/22/25	5.0%
U.S. Treasury Bills	4.264%	05/27/25	3.6%
FHLB	0.000%	08/28/17	3.3%
U.S. Treasury Bills	4.249%	05/13/25	2.8%
U.S. Treasury Bills	4.229%	06/26/25	2.3%
U.S. Treasury Bills	4.264%	06/10/25	2.2%
U.S. Treasury Bills	0.000%	06/24/25	2.0%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.415%	10/31/25	1.6%
U.S. Treasury Bills	4.240%	05/01/25	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRHSX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Short Duration Bond Fund

Institutional Class Shares - CRDSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Short Duration Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares	$18	0.35%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$508,021,837	424	$695,790	26%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Corporate Obligations 35.7%
U.S. Treasury Obligations 26.1%
Asset-Backed Securities 19.2%
Mortgage-Backed Securities 11.3%
Repurchase Agreements 4.1%
Municipal Bonds 4.0%
Bank Loan Obligations 0.4%
Sovereign Debt 0.3%
U.S. Government Agency Obligations 0.3%
Futures Contracts 0.1%
Short-Term Investment 0.0%

Value	Value
Short-Term Investment	0.0%
Futures Contracts	0.1%
U.S. Government Agency Obligations	0.3%
Sovereign Debt	0.3%
Bank Loan Obligations	0.4%
Municipal Bonds	4.0%
Repurchase Agreements	4.1%
Mortgage-Backed Securities	11.3%
Asset-Backed Securities	19.2%
U.S. Treasury Obligations	26.1%
Corporate Obligations	35.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	1.875%	06/30/26	6.4%
U.S. Treasury Notes	3.125%	08/31/27	5.6%
U.S. Treasury Notes	4.250%	01/15/28	2.8%
U.S. Treasury Notes	4.000%	12/15/25	1.8%
U.S. Treasury Notes	0.625%	12/31/27	1.7%
U.S. Treasury Notes	4.625%	04/30/29	1.6%
U.S. Treasury Notes	4.000%	02/15/26	1.4%
U.S. Treasury Notes	1.875%	07/31/26	1.4%
U.S. Treasury Notes	0.500%	06/30/27	1.3%
U.S. Treasury Notes	4.250%	10/15/25	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRDSX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Bond Fund

Institutional Class Shares - CRBSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Institutional Class Shares	$18	0.35%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,376,755,458	1,315	$3,440,297	42%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

U.S. Treasury Obligations 29.6%
Corporate Obligations 28.1%
Mortgage-Backed Securities 27.9%
Asset-Backed Securities 8.1%
Municipal Bonds 2.9%
Sovereign Debt 1.3%
Bank Loan Obligations 0.1%
Futures Contracts 0.1%
U.S. Government Agency Obligation 0.0%

Value	Value
U.S. Government Agency Obligation	0.0%
Futures Contracts	0.1%
Bank Loan Obligations	0.1%
Sovereign Debt	1.3%
Municipal Bonds	2.9%
Asset-Backed Securities	8.1%
Mortgage-Backed Securities	27.9%
Corporate Obligations	28.1%
U.S. Treasury Obligations	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	08/15/34	2.8%
U.S. Treasury Notes	3.875%	08/15/33	1.7%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.395%	04/30/26	1.5%
U.S. Treasury Notes, USBMMY3M + 0.098%	4.343%	01/31/27	1.3%
GNMA	6.000%	08/20/54	1.2%
U.S. Treasury Inflation Indexed Bonds	2.375%	02/15/55	1.0%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.450%	10/31/26	0.9%
U.S. Treasury Notes	4.375%	01/31/32	0.9%
U.S. Treasury Notes	4.250%	06/30/31	0.9%
GNMA	6.000%	09/20/54	0.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRBSX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Bond Fund

Investor Class Shares - CRBVX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Investor Class Shares	$25	0.50%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,376,755,458	1,315	$3,440,297	42%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
U.S. Government Agency Obligation	0.0%
Futures Contracts	0.1%
Bank Loan Obligations	0.1%
Sovereign Debt	1.3%
Municipal Bonds	2.9%
Asset-Backed Securities	8.1%
Mortgage-Backed Securities	27.9%
Corporate Obligations	28.1%
U.S. Treasury Obligations	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	08/15/34	2.8%
U.S. Treasury Notes	3.875%	08/15/33	1.7%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.395%	04/30/26	1.5%
U.S. Treasury Notes, USBMMY3M + 0.098%	4.343%	01/31/27	1.3%
GNMA	6.000%	08/20/54	1.2%
U.S. Treasury Inflation Indexed Bonds	2.375%	02/15/55	1.0%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.450%	10/31/26	0.9%
U.S. Treasury Notes	4.375%	01/31/32	0.9%
U.S. Treasury Notes	4.250%	06/30/31	0.9%
GNMA	6.000%	09/20/54	0.8%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRBVX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Opportunistic Bond Fund

Institutional Class Shares - CROSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares	$21	0.41%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$701,741,233	348	$1,193,446	83%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Corporate Obligations 25.8%
Mortgage-Backed Securities 25.3%
U.S. Treasury Obligations 23.8%
Asset-Backed Securities 19.2%
Municipal Bonds 1.9%
Sovereign Debt 1.2%
Bank Loan Obligations 0.4%
Futures Contracts 0.0%
U.S. Government Agency Obligation 0.0%
Short-Term Investment 0.0%

Value	Value
Short-Term Investment	0.0%
U.S. Government Agency Obligation	0.0%
Futures Contracts	0.0%
Bank Loan Obligations	0.4%
Sovereign Debt	1.2%
Municipal Bonds	1.9%
Asset-Backed Securities	19.2%
U.S. Treasury Obligations	23.8%
Mortgage-Backed Securities	25.3%
Corporate Obligations	25.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	1.500%	02/15/30	7.3%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.395%	04/30/26	4.3%
U.S. Treasury Notes	4.000%	02/28/30	3.8%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.450%	10/31/26	2.3%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.370%	07/31/25	2.0%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.415%	10/31/25	1.8%
GNMA	6.000%	08/20/54	1.6%
GNMA	6.000%	09/20/54	1.5%
GNMA	6.000%	07/20/54	1.3%
U.S. Treasury Notes	3.875%	08/15/34	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CROSX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Opportunistic Bond Fund

Investor Class Shares - CROVX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares	$28	0.56%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$701,741,233	348	$1,193,446	83%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.0%
U.S. Government Agency Obligation	0.0%
Futures Contracts	0.0%
Bank Loan Obligations	0.4%
Sovereign Debt	1.2%
Municipal Bonds	1.9%
Asset-Backed Securities	19.2%
U.S. Treasury Obligations	23.8%
Mortgage-Backed Securities	25.3%
Corporate Obligations	25.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	1.500%	02/15/30	7.3%
U.S. Treasury Notes, USBMMY3M + 0.150%	4.395%	04/30/26	4.3%
U.S. Treasury Notes	4.000%	02/28/30	3.8%
U.S. Treasury Notes, USBMMY3M + 0.205%	4.450%	10/31/26	2.3%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.370%	07/31/25	2.0%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.415%	10/31/25	1.8%
GNMA	6.000%	08/20/54	1.6%
GNMA	6.000%	09/20/54	1.5%
GNMA	6.000%	07/20/54	1.3%
U.S. Treasury Notes	3.875%	08/15/34	1.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CROVX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Equity Index Fund

Institutional Class Shares - CRQSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Equity Index Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Equity Index Fund, Institutional Class Shares	$4	0.09%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,763,653,651	439	$894,440	12%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Information Technology 30.9%
Financials 14.9%
Consumer Discretionary 10.3%
Communication Services 9.9%
Industrials 8.1%
Health Care 7.9%
Consumer Staples 6.7%
Energy 3.3%
Real Estate 2.8%
Utilities 2.5%
Materials 2.2%
Futures Contracts 0.0%
Short-Term Investment 0.0%
Rights 0.0%

Value	Value
Rights	0.0%
Short-Term Investment	0.0%
Futures Contracts	0.0%
Materials	2.2%
Utilities	2.5%
Real Estate	2.8%
Energy	3.3%
Consumer Staples	6.7%
Health Care	7.9%
Industrials	8.1%
Communication Services	9.9%
Consumer Discretionary	10.3%
Financials	14.9%
Information Technology	30.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	6.9%
Microsoft	6.4%
NVIDIA	5.7%
Amazon.com	3.7%
Meta Platforms, Cl A	2.6%
Berkshire Hathaway, Cl B	2.4%
Alphabet, Cl A	2.0%
Broadcom	1.9%
Tesla	1.7%
Alphabet, Cl C	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRQSX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Small-Cap Fund

Institutional Class Shares - CRSSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Small-Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares	$13	0.28%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$489,010,513	577	$544,602	14%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
19.5%
Industrials
18.4%
Consumer Discretionary
12.5%
Information Technology
12.0%
Health Care
11.3%
Real Estate
8.1%
Materials
5.0%
Energy
3.8%
Consumer Staples
3.4%
Communication Services
3.1%
Utilities
2.4%
Short-Term Investment
1.6%
Futures Contracts
0.0%
Rights
0.0%

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Short-Term Investment	1.6%
Utilities	2.4%
Communication Services	3.1%
Consumer Staples	3.4%
Energy	3.8%
Materials	5.0%
Real Estate	8.1%
Health Care	11.3%
Information Technology	12.0%
Consumer Discretionary	12.5%
Industrials	18.4%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Mr Cooper Group	0.6%
Qorvo	0.5%
Armstrong World Industries	0.5%
TG Therapeutics	0.5%
Stride	0.5%
SPX Technologies	0.5%
Badger Meter	0.5%
Teleflex	0.5%
Brinker International	0.5%
Essential Properties Realty Trust	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRSSX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Multi-Style US Equity Fund

Institutional Class Shares - CRTSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares	$32	0.66%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$739,600,291	308	$2,463,405	23%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Information Technology
30.9%
Financials
16.5%
Industrials
11.8%
Health Care
8.1%
Consumer Discretionary
7.6%
Communication Services
6.9%
Consumer Staples
5.7%
Materials
4.5%
Energy
3.5%
Utilities
2.6%
Real Estate
1.1%

Value	Value
Real Estate	1.1%
Utilities	2.6%
Energy	3.5%
Materials	4.5%
Consumer Staples	5.7%
Communication Services	6.9%
Consumer Discretionary	7.6%
Health Care	8.1%
Industrials	11.8%
Financials	16.5%
Information Technology	30.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	5.8%
Apple	4.3%
Amazon.com	3.8%
NVIDIA	3.6%
Meta Platforms, Cl A	2.6%
Broadcom	2.2%
TransDigm Group	2.0%
Linde	1.9%
Visa, Cl A	1.9%
Salesforce	1.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRTSX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Multi-Style US Equity Fund

Investor Class Shares - CRTVX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares	$40	0.81%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$739,600,291	308	$2,463,405	23%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.1%
Utilities	2.6%
Energy	3.5%
Materials	4.5%
Consumer Staples	5.7%
Communication Services	6.9%
Consumer Discretionary	7.6%
Health Care	8.1%
Industrials	11.8%
Financials	16.5%
Information Technology	30.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	5.8%
Apple	4.3%
Amazon.com	3.8%
NVIDIA	3.6%
Meta Platforms, Cl A	2.6%
Broadcom	2.2%
TransDigm Group	2.0%
Linde	1.9%
Visa, Cl A	1.9%
Salesforce	1.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRTVX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments International Equity Fund

Institutional Class Shares - CRLSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Institutional Class Shares	$41	0.80%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,852,667,622	311	$5,992,646	21%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United Kingdom 13.3%
Germany 9.7%
France 9.3%
Japan 8.9%
China 7.7%
Netherlands 6.6%
Taiwan 4.8%
Canada 4.2%
India 3.7%
Italy 3.2%
Ireland 2.2%
United States 2.2%
Short-Term Investment 0.8%
Other Countries 20.9%

Value	Value
Other Countries	20.9%
Short-Term Investment	0.8%
United States	2.2%
Ireland	2.2%
Italy	3.2%
India	3.7%
Canada	4.2%
Taiwan	4.8%
Netherlands	6.6%
China	7.7%
Japan	8.9%
France	9.3%
Germany	9.7%
United Kingdom	13.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tencent Holdings	2.6%
Taiwan Semiconductor Manufacturing	2.4%
Nintendo	2.1%
SAP	2.0%
3i Group	1.8%
Siemens Energy	1.8%
Deutsche Telekom	1.7%
Spotify Technology	1.6%
Sea ADR	1.6%
Taiwan Semiconductor Manufacturing ADR	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRLSX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments International Equity Fund

Investor Class Shares - CRLVX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Investor Class Shares	$48	0.95%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,852,667,622	311	$5,992,646	21%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	20.9%
Short-Term Investment	0.8%
United States	2.2%
Ireland	2.2%
Italy	3.2%
India	3.7%
Canada	4.2%
Taiwan	4.8%
Netherlands	6.6%
China	7.7%
Japan	8.9%
France	9.3%
Germany	9.7%
United Kingdom	13.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Tencent Holdings	2.6%
Taiwan Semiconductor Manufacturing	2.4%
Nintendo	2.1%
SAP	2.0%
3i Group	1.8%
Siemens Energy	1.8%
Deutsche Telekom	1.7%
Spotify Technology	1.6%
Sea ADR	1.6%
Taiwan Semiconductor Manufacturing ADR	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRLVX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments International Small-Cap Fund

Institutional Class Shares - CRNSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Small-Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares	$59	1.15%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$107,728,912	413	$435,095	26%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Japan 24.0%
United Kingdom 9.7%
Canada 5.6%
Italy 5.1%
Australia 4.2%
Sweden 4.0%
Germany 3.7%
India 3.6%
Taiwan 3.2%
France 2.9%
South Korea 2.4%
Switzerland 2.2%
Exchange-Traded Fund 1.7%
Short-Term Investment 0.9%
Other Countries 22.5%
Futures Contracts 0.1%

Value	Value
Futures Contracts	0.1%
Other Countries	22.5%
Short-Term Investment	0.9%
Exchange-Traded Fund	1.7%
Switzerland	2.2%
South Korea	2.4%
France	2.9%
Taiwan	3.2%
India	3.6%
Germany	3.7%
Sweden	4.0%
Australia	4.2%
Italy	5.1%
Canada	5.6%
United Kingdom	9.7%
Japan	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Buzzi	1.3%
iShares MSCI EAFE Small-Capital ETF	1.1%
Viscofan	1.1%
Alten	1.0%
MEITEC Group Holdings	1.0%
Orix JREIT,	1.0%
IMI	0.9%
Nomad Foods	0.9%
DTS	0.9%
Tate & Lyle	0.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRNSX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 45/55 Fund

Institutional Class Shares - CMNSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$127,422,835	8	$-	3%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	27.2%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	22.9%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	13.6%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	13.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	9.1%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	6.9%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	4.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.3%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMNSX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 45/55 Fund

Investor Class Shares - CMNVX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares	$7	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$127,422,835	8	$-	3%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	27.2%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	22.9%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	13.6%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	13.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	9.1%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	6.9%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	4.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.3%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMNVX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund

Institutional Class Shares - CMPSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,362,714,548	8	$-	5%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	24.3%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.4%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.6%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.6%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.1%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMPSX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund

Investor Class Shares - CMPVX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares	$7	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,362,714,548	8	$-	5%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	24.3%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.4%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.6%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.6%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.1%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMPVX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund

Institutional Class Shares - CMMSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$548,299,702	7	$-	5%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	39.4%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.4%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.6%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.6%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.1%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMMSX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund

Investor Class Shares - CMMVX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares	$7	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$548,299,702	7	$-	5%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	39.4%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	19.4%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.6%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.6%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.1%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMMVX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 75/25 Fund

Institutional Class Shares - CMUSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$207,920,999	8	$-	9%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	33.8%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	15.6%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	12.0%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	7.5%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMUSX-SAR-2025

Catholic Responsible Investments Funds

Catholic Responsible Investments Magnus 75/25 Fund

Investor Class Shares - CMUVX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares	$7	0.15%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$207,920,999	8	$-	9%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Open-End Mutual Funds	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	33.8%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	15.6%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	12.0%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	7.5%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	6.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-348-6466

  https://cbisonline.com/us/legal-financial/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-348-6466 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CMUVX-SAR-2025

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not appliable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Catholic Responsible Investments

Semi-Annual Financials and Other Information **April 30, 2025**

CRI Ultra Short Bond Fund
Institutional Shares: CRHSX

CRI Short Duration Bond Fund
Institutional Shares: CRDSX

CRI Bond Fund
Investor Shares: CRBVX
Institutional Shares: CRBSX

CRI Opportunistic Bond Fund
Investor Shares: CROVX
Institutional Shares: CROSX

CRI Equity Index Fund
Institutional Shares: CRQSX

CRI Small-Cap Fund
Institutional Shares: CRSSX

CRI Multi-Style US Equity Fund
Investor Shares: CRTVX
Institutional Shares: CRTSX

CRI International Equity Fund
Investor Shares: CRLVX
Institutional Shares: CRLSX

CRI International Small-Cap Fund
Institutional Shares: CRNSX

CRI Magnus 45/55 Fund
Investor Shares: CMNVX
Institutional Shares: CMNSX

CRI Magnus 60/40 Alpha Plus Fund
Investor Shares: CMPVX
Institutional Shares: CMPSX

CRI Magnus 60/40 Beta Plus Fund
Investor Shares: CMMVX
Institutional Shares: CMMSX

CRI Magnus 75/25 Fund
Investor Shares: CMUVX
Institutional Shares: CMUSX

CBIS®

Investment Adviser:

Christian Brothers Investment Services

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025

Table of Contents

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	107
Statements of Operations	110
Statements of Changes in Net Assets	113
Financial Highlights	120
Notes to Financial Statements	125
Other Information (Form N-CSRS Items 8-11)	157

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
ASSET-BACKED SECURITIES — 31.8%
	Face Amount	Value
Automotive — 23.0%
Ally Auto Receivables Trust, Ser 2023-1, Cl A3
5.460%, 05/15/28	$362,642	$365,512
American Credit Acceptance Receivables Trust, Ser 2024-2, Cl A
5.900%, 02/12/27 (A)	57,341	57,414
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/28	115,455	115,365
AmeriCredit Automobile Receivables Trust, Ser 2024-1, Cl A2B
4.950%, SOFR30A + 0.600%, 02/18/28 (B)	444,505	444,199
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (A)	258,294	260,321
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (A)	333,168	334,854
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/27	341,863	341,346
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/27	53,769	53,462
CarMax Auto Owner Trust, Ser 2022-2, Cl A3
3.490%, 02/16/27	112,418	112,033
CarMax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/27	181,939	182,533
CarMax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/26	45,227	45,263
CarMax Auto Owner Trust, Ser 2023-3, Cl A2B
4.945%, SOFR30A + 0.600%, 11/16/26 (B)	196,735	196,774
CarMax Auto Owner Trust, Ser 2023-4, Cl A2B
5.145%, SOFR30A + 0.800%, 12/15/26 (B)	105,597	105,653
CarMax Auto Owner Trust, Ser 2024-1, Cl A2B
4.965%, SOFR30A + 0.620%, 03/15/27 (B)	30,680	30,686

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CarMax Auto Owner Trust, Ser 2025-2, Cl A1
4.468%, 05/15/26	$110,000	$110,054
Carvana Auto Receivables Trust, Ser 2025-N1, Cl A1
4.636%, 03/10/26 (A)	154,963	154,965
Chesapeake Funding II, Ser 2023-1A, Cl A2
5.595%, SOFR30A + 1.250%, 05/15/35 (A)(B)	77,440	77,760
Chesapeake Funding II, Ser 2023-2A, Cl A1
6.160%, 10/15/35 (A)	73,761	74,800
Citizens Auto Receivables Trust, Ser 2023-1, Cl A3
5.840%, 01/18/28 (A)	330,969	333,356
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2B
4.945%, SOFR30A + 0.600%, 10/15/26 (A)(B)	146,133	146,168
Citizens Auto Receivables Trust, Ser 2024-2, Cl A2A
5.540%, 11/16/26 (A)	148,030	148,285
Citizens Auto Receivables Trust, Ser 2024-2, Cl A2B
4.885%, SOFR30A + 0.540%, 11/16/26 (A)(B)	666,134	666,189
CPS Auto Receivables Trust, Ser 2024-C, Cl A
5.880%, 02/15/28 (A)	362,102	363,740
DT Auto Owner Trust, Ser 2021-2A, Cl D
1.500%, 02/16/27 (A)	338,276	336,081
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/27 (A)	9,768	9,783
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (A)	450,348	451,693
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27 (A)	70,428	70,661
Enterprise Fleet Financing, Ser 2024-4, Cl A1
4.724%, 10/21/25 (A)	99,755	99,766
Enterprise Fleet Financing, Ser 2025-2, Cl A1
4.555%, 05/20/26 (A)	245,000	245,048
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2B
4.845%, SOFR30A + 0.500%, 07/15/26 (B)	9,663	9,663

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/27	$375,000	$375,890
Ford Credit Auto Lease Trust, Ser 2024-B, Cl A2A
5.180%, 02/15/27	68,625	68,749
Ford Credit Auto Lease Trust, Ser 2024-B, Cl A2B
4.745%, SOFR30A + 0.400%, 02/15/27 (B)	187,817	187,760
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A2B
4.755%, SOFR30A + 0.410%, 08/15/27 (B)	435,000	434,628
Ford Credit Auto Owner Trust, Ser 2022-B, Cl A4
3.930%, 08/15/27	600,000	597,867
Ford Credit Auto Owner Trust, Ser 2022-C, Cl A3
4.480%, 12/15/26	41,938	41,911
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/28	278,477	278,668
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A2A
5.570%, 06/15/26	16,042	16,049
Ford Credit Auto Owner Trust, Ser 2023-C, Cl A2A
5.680%, 09/15/26	80,505	80,610
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A2B
4.745%, SOFR30A + 0.400%, 04/15/27 (B)	299,078	298,997
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A1
4.922%, 10/15/25	12,209	12,211
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A1
4.604%, 12/15/25	96,188	96,187
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2B
4.755%, SOFR30A + 0.410%, 12/15/27 (B)	600,000	599,386
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A1
4.408%, 02/20/26	154,859	154,831
GM Financial Consumer Automobile Receivables Trust, Ser 2021-3, Cl A4
0.730%, 08/16/27	149,118	147,797

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/27	$904,562	$905,052
GM Financial Consumer Automobile Receivables Trust, Ser 2023-4, Cl A2B
4.877%, SOFR30A + 0.530%, 11/16/26 (B)	86,001	86,015
GM Financial Consumer Automobile Receivables Trust, Ser 2024-2, Cl A2B
4.737%, SOFR30A + 0.390%, 03/16/27 (B)	182,539	182,448
GM Financial Consumer Automobile Receivables Trust, Ser 2024-3, Cl A2A
5.350%, 06/16/27	85,906	86,123
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A2
4.945%, SOFR30A + 0.600%, 03/15/29 (A)(B)	1,195,000	1,192,403
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A2
5.410%, 04/15/26	6,939	6,941
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A2
5.710%, 03/18/26	53	53
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2B
–%, SOFR30A + 0.480%, 01/18/28 (B)	160,000	160,000
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/27 (A)	271,000	271,421
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A2B
4.945%, SOFR30A + 0.600%, 03/16/26 (A)(B)	122,557	122,563
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A4
5.840%, 09/15/27 (A)	200,000	202,127
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A2B
4.845%, SOFR30A + 0.500%, 06/15/26 (A)(B)	219,371	219,344

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Hyundai Auto Lease Securitization Trust, Ser 2024-B, Cl A2B
4.795%, SOFR30A + 0.450%, 10/15/26 (A)(B)	$604,316	$604,063
Hyundai Auto Receivables Trust, Ser 2023-C, Cl A2B
4.975%, SOFR30A + 0.630%, 01/15/27 (B)	42,907	42,921
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/27	160,359	160,798
Hyundai Auto Receivables Trust, Ser 2024-C, Cl A1
4.750%, 10/15/25	795	796
Hyundai Auto Receivables Trust, Ser 2024-C, Cl A2B
4.745%, SOFR30A + 0.400%, 09/15/27 (B)	297,000	296,900
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A2B
4.685%, SOFR30A + 0.340%, 12/15/27 (B)	1,105,000	1,103,438
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A1
4.514%, 02/17/26 (A)	235,984	235,913
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A2B
4.765%, SOFR30A + 0.420%, 02/16/27 (B)	70,057	70,018
Mercedes-Benz Auto Receivables Trust, Ser 2023-2, Cl A2
5.920%, 11/16/26	53,447	53,518
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/26	171,944	172,123
Nissan Auto Lease Trust, Ser 2024-B, Cl A2A
5.050%, 06/15/27	211,367	212,107
Nissan Auto Lease Trust, Ser 2024-B, Cl A2B
4.755%, SOFR30A + 0.410%, 06/15/27 (B)	845,468	844,942
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A3
1.860%, 08/17/26	63,327	62,987
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A3
4.910%, 11/15/27	313,001	313,554
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A2B
4.905%, SOFR30A + 0.560%, 05/15/26 (B)	92,648	92,670

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Nissan Auto Receivables Owner Trust, Ser 2024-B, Cl A1
4.703%, 10/15/25	$77,722	$77,728
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl B
3.440%, 09/15/27	53,568	53,462
Santander Drive Auto Receivables Trust, Ser 2023-2, Cl A3
5.210%, 07/15/27	54,723	54,737
Santander Drive Auto Receivables Trust, Ser 2023-5, Cl A2
6.310%, 07/15/27	12,904	12,912
Santander Drive Auto Receivables Trust, Ser 2023-6, Cl A2
6.080%, 05/17/27	12,486	12,496
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl A2
4.760%, 08/16/27	511,376	511,390
SBNA Auto Lease Trust, Ser 2023-A, Cl A3
6.510%, 04/20/27 (A)	350,000	351,970
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26 (A)	500,000	501,095
SBNA Auto Lease Trust, Ser 2025-A, Cl A1
4.489%, 02/20/26 (A)	192,580	192,555
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/27 (A)	2,665	2,667
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/28 (A)	600,000	604,465
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A2
4.710%, 05/22/28 (A)	228,864	228,819
SFS Auto Receivables Securitization Trust, Ser 2025-1A, Cl A1
4.492%, 02/20/26 (A)	82,238	82,233
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A2A
5.800%, 11/16/26	74,301	74,446

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Toyota Auto Receivables Owner Trust, Ser 2024-C, Cl A2B
4.715%, SOFR30A + 0.370%, 05/17/27 (B)	$922,043	$921,931
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A3
5.810%, 10/20/26	252,450	253,525
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A2B
4.820%, SOFR30A + 0.470%, 12/21/26 (B)	325,799	325,333
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A1
4.622%, 11/20/25	31,962	31,963
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl A1
4.565%, 01/15/26 (A)	372,066	372,044
World Omni Auto Receivables Trust, Ser 2021-D, Cl C
1.720%, 06/15/28	325,000	319,658
World Omni Auto Receivables Trust, Ser 2022-A, Cl A3
1.660%, 05/17/27	165,093	163,805
World Omni Auto Receivables Trust, Ser 2023-B, Cl A3
4.660%, 05/15/28	325,685	325,958
World Omni Auto Receivables Trust, Ser 2023-D, Cl A2A
5.910%, 02/16/27	39,625	39,707
World Omni Automobile Lease Securitization Trust, Ser 2024-A, Cl A2B
4.775%, SOFR30A + 0.430%, 02/16/27 (B)	439,217	439,278
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A2B
4.735%, SOFR30A + 0.390%, 12/15/27 (B)	1,000,000	998,538
World Omni Select Auto Trust, Ser 2024-A, Cl A2A
5.370%, 02/15/28	233,611	234,187
		24,223,108
Credit Card — 2.0%
Barclays Dryrock Issuance Trust, Ser 2023-2, Cl A
5.245%, SOFR30A + 0.900%, 08/15/28 (B)	500,000	500,804
CARDS II Trust, Ser 2024-1A, Cl A
5.037%, SOFRRATE + 0.680%, 07/15/29 (A)(B)	280,000	280,264

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Citibank Credit Card Issuance Trust, Ser 2023-A2, Cl A2
5.028%, SOFRRATE + 0.630%, 12/08/27 (B)	$1,172,000	$1,173,196
Evergreen Credit Card Trust, Ser 2024-1A, Cl A
5.040%, SOFRRATE + 0.680%, 07/17/28 (A)(B)	170,000	170,159
		2,124,423
Other Asset-Backed Securities — 6.8%
522 Funding CLO, Ser 2021-3A, Cl AR
5.571%, TSFR3M + 1.302%, 10/20/31 (A)(B)	121,274	121,232
Amur Equipment Finance Receivables XII, Ser 2023-1A, Cl A2
6.090%, 12/20/29 (A)	473,776	479,191
Apidos CLO XXX, Ser 2024-XXXA, Cl A1AR
5.350%, TSFR3M + 1.080%, 10/18/31 (A)(B)	275,191	274,652
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (A)	303,835	306,407
Bain Capital Credit CLO, Ser 2024-2A, Cl A1R
5.350%, TSFR3M + 1.080%, 07/19/31 (A)(B)	843,314	842,493
Cbam, Ser 2018-7A, Cl A
5.631%, TSFR3M + 1.362%, 07/20/31 (A)(B)	160,691	160,632
CCG Receivables Trust, Ser 2025-1, Cl A1
4.497%, 03/16/26 (A)	275,033	274,971
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/28	328,176	329,971
CNH Equipment Trust, Ser 2024-A, Cl A2
5.190%, 07/15/27	182,301	182,433
CNH Equipment Trust, Ser 2024-B, Cl A2B
4.745%, SOFR30A + 0.400%, 10/15/27 (B)	442,894	442,892
Daimler Trucks Retail Trust, Ser 2022-1, Cl A3
5.230%, 02/17/26	144,611	144,679
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/29 (A)	21,438	21,461
DLLAA, Ser 2025-1A, Cl A1
4.466%, 01/20/26 (A)	126,620	126,600

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
DLLAA, Ser 2025-1A, Cl A2
4.700%, 10/20/27 (A)	$150,000	$150,316
Dryden 30 Senior Loan Fund, Ser 2017-30A, Cl AR
5.405%, TSFR3M + 1.082%, 11/15/28 (A)(B)	52,493	52,475
GreatAmerica Leasing Receivables Funding, Ser 2025-1, Cl A1
4.462%, 03/16/26 (A)	182,294	182,241
HPEFS Equipment Trust, Ser 2022-2A, Cl D
4.940%, 03/20/30 (A)	350,000	349,955
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/31 (A)	86,756	86,910
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/15/26	113,961	113,434
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	310,577	311,380
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/26	8,606	8,611
Kubota Credit Owner Trust, Ser 2025-1A, Cl A1
4.481%, 02/16/26 (A)	525,198	525,125
MMAF Equipment Finance, Ser 2017-B, Cl A5
2.720%, 06/15/40 (A)	145,271	144,717
Octagon Investment Partners XVI, Ser 2018-1A, Cl A1R
5.561%, TSFR3M + 1.282%, 07/17/30 (A)(B)	192,649	192,582
PFS Financing, Ser 2024-A, Cl A
5.195%, SOFR30A + 0.850%, 01/15/28 (A)(B)	350,000	350,494
PFS Financing, Ser 2025-A, Cl A
4.995%, SOFR30A + 0.650%, 01/15/29 (A)(B)	285,000	284,055
SCF Equipment Trust, Ser 2025-1A, Cl A1
4.522%, 02/20/26 (A)	153,200	153,180
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A1
4.830%, 12/03/25 (A)	13,724	13,724
Volvo Financial Equipment Series, Ser 2024-1A, Cl A1
5.073%, 09/15/25 (A)	22,010	22,015

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Volvo Financial Equipment Series, Ser 2025-1A, Cl A1
4.491%, 03/16/26 (A)	$452,172	$452,076
		7,100,904
Total Asset-Backed Securities
(Cost $33,456,794)		33,448,435

U.S. TREASURY OBLIGATIONS — 28.1%

U.S. Treasury Bills
4.271%, 05/22/25(C)	$5,225,000	$5,212,068
4.264%, 05/27/25(C)	3,800,000	3,788,400
4.264%, 06/10/25(C)	2,300,000	2,289,218
4.250%, 06/03/25(C)	1,500,000	1,494,200
4.249%, 05/13/25(C)	2,925,000	2,920,890
4.248%, 06/20/25(C)	6,100,000	6,064,260
4.240%, 05/01/25(C)	1,525,000	1,525,000
4.229%, 06/26/25(C)	2,425,000	2,409,014
0.000%, 06/24/25(D)	2,125,000	2,111,533
U.S. Treasury Notes
4.415%, USBMMY3M + 0.170%, 10/31/25(B)	1,725,000	1,725,600

Total U.S. Treasury Obligations
(Cost $29,541,154)		29,540,183

CORPORATE OBLIGATIONS — 23.2%

CONSUMER DISCRETIONARY — 1.2%
American Honda Finance MTN
5.118%, SOFRINDX + 0.720%, 10/05/26(B)	$472,000	$472,138
Toyota Motor Credit
5.133%, SOFRRATE + 0.770%, 08/07/26(B)	550,000	550,994
4.851%, SOFRINDX + 0.450%, 04/10/26(B)	200,000	199,784
		1,222,916
FINANCIALS — 18.7%
American Express
5.764%, SOFRINDX + 1.350%, 10/30/26(B)	550,000	552,123
5.124%, SOFRRATE + 0.760%, 02/13/26(B)	550,000	551,128
Athene Global Funding MTN
5.402%, SOFRINDX + 1.030%, 08/27/26(A)(B)	350,000	350,583
Australia & New Zealand Banking Group
5.214%, SOFRRATE + 0.810%, 01/18/27(A)(B)	900,000	903,321

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Australia & New Zealand Banking Group NY
5.375%, 07/03/25	$550,000	$550,708
Bank of America MTN
3.875%, 08/01/25	550,000	549,040
3.500%, 04/19/26	525,000	520,691
Bank of Nova Scotia
1.300%, 06/11/25	275,000	273,955
Banque Federative du Credit Mutuel
4.935%, 01/26/26(A)	450,000	451,333
4.524%, 07/13/25(A)	550,000	549,291
Charles Schwab
3.850%, 05/21/25	200,000	199,845
Citibank
5.438%, 04/30/26	550,000	555,542
5.202%, SOFRRATE + 0.805%, 09/29/25(B)	315,000	315,357
Commonwealth Bank of Australia NY
4.640%, SOFRRATE + 0.250%, 03/26/26(B)	575,000	575,000
Cooperatieve Rabobank UA MTN
5.103%, SOFRINDX + 0.700%, 07/18/25(B)	550,000	550,499
4.850%, 01/09/26	525,000	526,586
4.680%, SOFRRATE + 0.320%, 02/04/26(B)	425,000	424,924
Corebridge Global Funding
0.900%, 09/22/25(A)	575,000	566,711
Deutsche Bank NY
4.162%, 05/13/25	350,000	349,923
Intercontinental Exchange
3.650%, 05/23/25	550,000	549,697
JPMorgan Chase
3.300%, 04/01/26	625,000	619,238
JPMorgan Chase Bank
5.379%, SOFRRATE + 1.000%, 12/08/26(B)	525,000	527,754
Lloyds Bank
3.500%, 05/14/25	350,000	349,907
Met Tower Global Funding MTN
3.700%, 06/13/25(A)	300,000	299,578
Metropolitan Life Global Funding I MTN
4.050%, 08/25/25(A)	550,000	549,131
National Australia Bank
4.966%, 01/12/26	550,000	552,298
Nationwide Building Society MTN
3.900%, 07/21/25(A)	350,000	349,359

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
1.000%, 08/28/25(A)	$300,000	$296,197
New York Life Global Funding MTN
3.600%, 08/05/25(A)	600,000	598,287
0.950%, 06/24/25(A)	600,000	596,513
Nordea Bank Abp
4.750%, 09/22/25(A)	550,000	550,440
Pacific Life Global Funding II MTN
1.375%, 04/14/26(A)	400,000	389,117
Royal Bank of Canada MTN
1.200%, 04/27/26	550,000	533,555
1.150%, 06/10/25	350,000	348,632
Skandinaviska Enskilda Banken
5.339%, SOFRRATE + 0.960%, 06/09/25(A)(B)	550,000	550,368
Svenska Handelsbanken NY
4.570%, SOFRRATE + 0.180%, 08/11/25(B)	725,000	725,066
Truist Financial MTN
3.700%, 06/05/25	550,000	549,398
US Bancorp
1.450%, 05/12/25	1,218,000	1,216,755
Wells Fargo
3.000%, 04/22/26	250,000	246,700
		19,714,550
HEALTH CARE — 0.5%
Boston Scientific
1.900%, 06/01/25	550,000	548,553

INDUSTRIALS — 1.2%
Air Lease MTN
2.875%, 01/15/26	350,000	345,052
Caterpillar Financial Services
4.500%, 01/07/27	225,000	226,845
John Deere Capital
4.500%, 01/08/27	225,000	226,917
Protective Life Global Funding
1.618%, 04/15/26(A)	482,000	469,532
		1,268,346
INFORMATION TECHNOLOGY — 0.9%
International Business Machines
4.000%, 07/27/25	550,000	549,100
QUALCOMM
3.450%, 05/20/25	350,000	349,776
		898,876

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — 0.2%
Glencore Funding
5.147%, SOFRINDX + 0.750%, 10/01/26(A)(B)	$250,000	$249,742

UTILITIES — 0.5%
Georgia Power
4.666%, SOFRINDX + 0.280%, 09/15/26(B)	550,000	547,645

Total Corporate Obligations
(Cost $24,469,616)		24,450,628

REPURCHASE AGREEMENTS — 11.1%

Citi Treasury
4.360%, dated 04/30/25, to be repurchased on 05/01/25, repurchase price $3,800,460, (collateralized by various U.S. Treasury Obligations, par values $100 - $4,038,600, 3.625% - 4.750%, 11/15/2052 - 02/15/2054; with total market value $3,876,304).	$3,800,000	$3,800,000
Gold Triparty Mortgage
4.380%, dated 04/30/25, to be repurchased on 05/01/25, repurchase price $4,100,499, (collateralized by various U.S. Treasury Obligations, par values $570,306 - $2,740,864, 3.000% - 6.000%, 3/20/2048 - 04/20/2055; with total market value $4,182,000).	4,100,000	4,100,000
Socgen Triparty Treasury
4.360%, dated 04/30/25, to be repurchased on 05/01/25, repurchase price $3,800,460, (collateralized by a U.S. Treasury Obligation, par value $3,798,200, 4.750%, 02/15/2045; with total market value $3,876,025).	3,800,000	3,800,000

Total Repurchase Agreements
(Cost $11,700,000)		11,700,000

COMMERCIAL PAPER — 4.3%
	Face Amount	Value
ANZ Group Holdings Ltd
0.000%, 08/27/25(D)	$550,000	$549,863
BOFA Securities Inc
0.000%, 12/19/25(D)	925,000	924,999
Gotham Funding Corp
4.418%, 05/20/25(C)	1,000,000	997,571
SHTTRM Advances Micro Devices
4.371%, 05/22/25(C)	1,200,000	1,196,813
Swedbank AB
0.000%, 08/04/25(D)	400,000	400,037
Toyota Motor Credit Corp
4.446%, 07/28/25(C)	475,000	469,914

Total Commercial Paper
(Cost $4,539,614)		4,539,197

U.S. GOVERNMENT AGENCY OBLIGATION — 3.3%

FHLB DN
0.000%, 08/28/17(C)	$3,575,000	$3,526,201

Total U.S. Government Agency Obligation
(Cost $3,515,182)		3,526,201

MORTGAGE-BACKED SECURITY — 0.1%

FNMA, Ser 2014-53, Cl VB
3.500%, 01/25/35	$115,635	$114,840

Total Mortgage-Backed Security
(Cost $113,597)		114,840
Total Investments in Securities— 101.9%
(Cost $107,335,957)		$107,319,484

Percentages are based on Net Assets of $105,286,807.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at April 30, 2025 was $22,751,996 and represented 21.6% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2025 (Unaudited)

(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Zero coupon security.

Cl — Class
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
TSFR3M — Term Secured Overnight Financing Rate 3 Month USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

As of April 30, 2025, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 35.7%
	Face Amount	Value
COMMUNICATION SERVICES — 1.3%
AT&T
2.750%, 06/01/31	$975,000	$873,035
Charter Communications Operating
6.150%, 11/10/26	1,875,000	1,910,683
Comcast
5.100%, 06/01/29	1,150,000	1,184,117
Take-Two Interactive Software
5.000%, 03/28/26	725,000	726,943
4.950%, 03/28/28	600,000	609,940
T-Mobile USA
3.750%, 04/15/27	600,000	593,252
Verizon Communications
7.750%, 12/01/30	775,000	890,386
		6,788,356
CONSUMER DISCRETIONARY — 2.3%
AutoZone
5.125%, 06/15/30	965,000	985,471
Daimler Truck Finance North America
5.600%, 08/08/25(A)	500,000	500,639
5.125%, 09/25/27(A)	1,155,000	1,167,467
5.000%, 01/15/27(A)	325,000	327,070
DR Horton
2.600%, 10/15/25	2,575,000	2,550,609
General Motors Financial
5.400%, 05/08/27	1,000,000	1,009,722
Hyatt Hotels
5.750%, 01/30/27	750,000	762,518
5.250%, 06/30/29	1,150,000	1,152,294
Hyundai Capital America
5.950%, 09/21/26(A)	750,000	761,402
5.275%, 06/24/27(A)	400,000	403,142
5.250%, 01/08/27(A)	750,000	754,881
O'Reilly Automotive
5.750%, 11/20/26	850,000	866,029
Toyota Motor Credit MTN
3.375%, 04/01/30	185,000	175,953
		11,417,197
CONSUMER STAPLES — 1.1%
Coca-Cola Consolidated
5.250%, 06/01/29	290,000	297,769
CVS Pass-Through Trust
6.036%, 12/10/28	1,589,361	1,608,415
Element Fleet Management
5.643%, 03/13/27(A)	980,000	996,180
Keurig Dr Pepper
5.100%, 03/15/27	480,000	485,742
4.600%, 05/15/30	1,200,000	1,198,021

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Mars
4.600%, 03/01/28(A)	$1,200,000	$1,212,256
		5,798,383
ENERGY — 1.8%
Columbia Pipelines Holding
6.055%, 08/15/26(A)	290,000	294,036
Enbridge
5.900%, 11/15/26	720,000	733,566
Energy Transfer
6.050%, 12/01/26	925,000	943,142
Hess
4.300%, 04/01/27	1,750,000	1,745,423
MidAmerican Energy
3.650%, 04/15/29	2,000,000	1,957,327
ONEOK
5.550%, 11/01/26	1,325,000	1,342,340
Plains All American Pipeline
4.650%, 10/15/25	2,250,000	2,246,312
Williams
5.400%, 03/02/26	300,000	301,630
		9,563,776
FINANCIALS — 21.2%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/27(A)(B)	1,200,000	1,226,168
African Development Bank
4.125%, 02/25/27	1,000,000	1,006,479
3.500%, 09/18/29	500,000	493,621
AIB Group
7.583%, SOFRRATE + 3.456%, 10/14/26(A)(B)	750,000	759,207
American Express
5.645%, SOFRINDX + 0.750%, 04/23/27(B)	700,000	707,136
5.389%, SOFRRATE + 0.970%, 07/28/27(B)	550,000	555,583
5.098%, SOFRRATE + 1.000%, 02/16/28(B)	650,000	658,010
Arab Energy Fund
1.483%, 10/06/26	930,000	891,814
Arab Petroleum Investments
5.428%, 05/02/29(A)	1,500,000	1,544,946
Ares Capital
7.000%, 01/15/27	900,000	924,480
Asian Infrastructure Investment Bank MTN
4.987%, SOFRINDX + 0.620%, 08/16/27(B)	2,000,000	2,013,644
Athene Global Funding
5.583%, 01/09/29(A)	875,000	894,401
5.339%, 01/15/27(A)	1,000,000	1,011,762

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Bank of America MTN
5.933%, SOFRRATE + 1.340%, 09/15/27(B)	$1,500,000	$1,528,204
5.819%, SOFRRATE + 1.570%, 09/15/29(B)	1,450,000	1,509,348
5.162%, SOFRRATE + 1.000%, 01/24/31(B)	775,000	788,311
3.705%, TSFR3M + 1.774%, 04/24/28(B)	1,000,000	985,476
Bank of New York Mellon
4.947%, SOFRRATE + 1.026%, 04/26/27(B)	470,000	472,484
Barclays
6.496%, SOFRRATE + 1.880%, 09/13/27(B)	500,000	511,119
5.829%, SOFRRATE + 2.210%, 05/09/27(B)	550,000	555,593
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,520,521
BNP Paribas
2.591%, SOFRRATE + 1.228%, 01/20/28(A)(B)	625,000	603,517
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	1,000,000	966,394
BPCE
6.612%, SOFRRATE + 1.980%, 10/19/27(A)(B)	1,125,000	1,155,222
5.203%, 01/18/27(A)	1,150,000	1,165,939
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/27(A)(B)	750,000	769,169
Canadian Imperial Bank of Commerce
5.237%, 06/28/27	845,000	859,491
CDP Financial MTN
1.000%, 05/26/26(A)	1,000,000	969,302
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	500,000	502,484
Citibank
4.876%, SOFRRATE + 0.712%, 11/19/27(B)	1,500,000	1,509,766
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(B)	600,000	599,367
ContourGlobal Power Holdings
6.750%, 02/28/30(A)	250,000	252,978
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/27(A)(B)	250,000	242,825
Corebridge Global Funding
5.200%, 01/12/29(A)	380,000	387,148

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
4.900%, 12/03/29(A)	$925,000	$930,231
Credit Agricole MTN
1.907%, SOFRRATE + 1.676%, 06/16/26(A)(B)	2,525,000	2,515,564
Danske Bank
5.427%, H15T1Y + 0.950%, 03/01/28(A)(B)	1,350,000	1,371,544
European Investment Bank
2.375%, 05/24/27	2,500,000	2,433,903
2.125%, 04/13/26	447,000	439,540
Fiserv
4.200%, 10/01/28	415,000	410,994
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/27(B)	1,150,000	1,160,507
Goldman Sachs Group
4.223%, TSFR3M + 1.563%, 05/01/29(B)	1,000,000	989,461
3.850%, 01/26/27	1,175,000	1,164,680
2.640%, SOFRRATE + 1.114%, 02/24/28(B)	625,000	604,112
Hanwha Futureproof
4.750%, 04/30/28(A)	500,000	505,032
HAT Holdings I
8.000%, 06/15/27(A)	500,000	512,765
HSBC Holdings
7.336%, SOFRRATE + 3.030%, 11/03/26(B)	1,000,000	1,012,695
5.887%, SOFRRATE + 1.570%, 08/14/27(B)	1,410,000	1,431,749
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/27(B)	735,000	749,592
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,250,000	1,242,640
Inter-American Investment
4.125%, 02/15/28	500,000	504,678
International Bank for Reconstruction & Development MTN
3.381%, 03/31/27(C)	2,500,000	2,360,653
0.510%, 03/31/28(B)	1,000,000	978,934
International Development Association
4.375%, 11/27/29(A)	425,000	433,936
0.875%, 04/28/26(A)	1,000,000	970,001
0.375%, 09/23/25	1,500,000	1,476,451
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	1,000,000	970,649

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Jackson National Life Global Funding
5.550%, 07/02/27(A)	$595,000	$607,208
JPMorgan Chase
6.087%, SOFRRATE + 1.570%, 10/23/29(B)	1,000,000	1,050,135
6.070%, SOFRRATE + 1.330%, 10/22/27(B)	2,500,000	2,561,951
5.571%, SOFRRATE + 0.930%, 04/22/28(B)	1,150,000	1,174,568
4.979%, SOFRRATE + 0.930%, 07/22/28(B)	980,000	990,932
3.702%, TSFR3M + 1.422%, 05/06/30(B)	825,000	797,302
1.045%, SOFRRATE + 0.800%, 11/19/26(B)	1,500,000	1,470,524
JPMorgan Chase Bank
5.110%, 12/08/26	1,150,000	1,166,851
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)(B)	295,000	304,726
Kreditanstalt fuer Wiederaufbau
1.000%, 10/01/26	250,000	240,503
Lloyds Banking Group
5.985%, H15T1Y + 1.480%, 08/07/27(B)	750,000	761,525
5.087%, H15T1Y + 0.850%, 11/26/28(B)	1,200,000	1,213,907
Lseg US Finance
4.875%, 03/28/27(A)	1,000,000	1,009,883
M&T Bank
7.413%, SOFRRATE + 2.800%, 10/30/29(B)	1,400,000	1,504,432
4.833%, SOFRRATE + 0.930%, 01/16/29(B)	1,000,000	1,001,355
Manufacturers & Traders Trust
4.650%, 01/27/26	1,650,000	1,648,763
Marsh & McLennan
4.650%, 03/15/30	1,175,000	1,183,245
Morgan Stanley MTN
5.652%, SOFRRATE + 1.010%, 04/13/28(B)	1,150,000	1,173,581
5.449%, SOFRRATE + 1.630%, 07/20/29(B)	205,000	210,252
5.000%, 11/24/25	3,425,000	3,432,439
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/28(B)	1,150,000	1,158,857
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/27(A)(B)	1,125,000	1,155,696

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
NatWest Group
5.847%, H15T1Y + 1.350%, 03/02/27(B)	$435,000	$438,984
Nederlandse Waterschapsbank
4.500%, 01/16/30(A)	250,000	256,474
Nordea Bank Abp
5.375%, 09/22/27(A)	600,000	613,118
NTT Finance
5.104%, 07/02/27(A)	1,150,000	1,171,251
OPEC Fund for International Development
4.500%, 01/26/26(A)	1,200,000	1,201,484
Pacific Life Global Funding II
4.450%, 05/01/28(A)	1,200,000	1,205,889
PNC Bank
4.050%, 07/26/28	1,375,000	1,353,012
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/27(B)	750,000	772,193
Principal Life Global Funding II
4.950%, 11/27/29(A)	1,175,000	1,189,632
RGA Global Funding
5.448%, 05/24/29(A)	590,000	607,357
Rocket Mortgage
2.875%, 10/15/26(A)	1,330,000	1,283,348
Santander Holdings USA
5.807%, SOFRRATE + 2.328%, 09/09/26(B)	1,000,000	1,002,976
SBA Tower Trust
4.831%, 10/15/29‡(A)	1,955,000	1,927,226
Skandinaviska Enskilda Banken
5.125%, 03/05/27(A)	950,000	964,761
Standard Chartered
6.170%, H15T1Y + 2.050%, 01/09/27(A)(B)	700,000	706,110
UBS
4.864%, SOFRRATE + 0.720%, 01/10/28(B)	1,175,000	1,182,573
Wells Fargo MTN
6.303%, SOFRRATE + 1.790%, 10/23/29(B)	1,450,000	1,528,723
5.707%, SOFRRATE + 1.070%, 04/22/28(B)	1,150,000	1,175,228
5.244%, SOFRRATE + 1.110%, 01/24/31(B)	775,000	789,939
4.540%, SOFRRATE + 1.560%, 08/15/26(B)	2,950,000	2,947,559
Westpac New Zealand
5.132%, 02/26/27(A)	1,000,000	1,014,009
WLB Asset II D Pte
6.500%, 12/21/26(A)	1,000,000	953,354

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
WLB Asset VI Pte
7.250%, 12/21/27(A)	$1,000,000	$1,036,735
		107,852,790
HEALTH CARE — 1.1%
CommonSpirit Health
1.547%, 10/01/25	1,000,000	986,538
Elevance Health
5.150%, 06/15/29	220,000	225,226
Icon Investments Six DAC
5.809%, 05/08/27	265,000	270,163
Royalty Pharma
1.750%, 09/02/27	1,275,000	1,195,479
Smith & Nephew
5.150%, 03/20/27	515,000	520,952
Solventum
5.450%, 02/25/27	1,150,000	1,166,483
Stryker
4.700%, 02/10/28	1,200,000	1,213,234
		5,578,075
INDUSTRIALS — 1.1%
AerCap Ireland Capital DAC
6.100%, 01/15/27	1,000,000	1,020,810
4.875%, 04/01/28	925,000	929,701
HEICO
5.250%, 08/01/28	270,000	275,566
Mileage Plus Holdings
6.500%, 06/20/27(A)	607,500	609,406
Norfolk Southern
2.300%, 05/15/31	1,000,000	877,532
Penske Truck Leasing Lp
5.350%, 01/12/27(A)	485,000	490,249
Waste Management
4.950%, 07/03/27	1,150,000	1,170,929
		5,374,193
INFORMATION TECHNOLOGY — 1.3%
Broadcom
5.050%, 04/15/30	1,175,000	1,194,613
Cadence Design Systems
4.300%, 09/10/29	760,000	757,598
Flex
6.000%, 01/15/28	550,000	561,949
Foundry JV Holdco
5.500%, 01/25/31(A)	1,175,000	1,188,206
Open Text
6.900%, 12/01/27(A)	1,295,000	1,324,771
Oracle
2.300%, 03/25/28	650,000	614,303
Sprint Capital
6.875%, 11/15/28	550,000	587,721
		6,229,161

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — 0.2%
Celanese US Holdings
6.415%, 07/15/27	$748,000	$755,116

REAL ESTATE — 0.3%
COPT Defense Properties
2.250%, 03/15/26‡	550,000	536,545
Welltower OP
2.050%, 01/15/29‡	1,200,000	1,099,576
		1,636,121
UTILITIES — 4.0%
AEP Texas
3.950%, 06/01/28	1,200,000	1,177,546
Alliant Energy Finance
5.400%, 06/06/27(A)	910,000	921,745
Consumers 2023 Securitization Funding
5.550%, 03/01/28	1,057,702	1,073,001
Continental Wind
6.000%, 02/28/33(A)	888,416	919,689
Electricite de France
3.625%, 10/13/25(A)	500,000	497,239
Emera US Finance
3.550%, 06/15/26	1,025,000	1,009,050
FirstEnergy Pennsylvania Electric
5.150%, 03/30/26(A)	500,000	501,293
Georgia Power
4.850%, 03/15/31	1,200,000	1,217,429
Korea Electric Power
4.875%, 01/31/27(A)(D)	250,000	252,216
New York State Electric & Gas
2.150%, 10/01/31(A)	500,000	423,114
NextEra Energy Operating Partners
7.250%, 01/15/29(A)	1,016,000	1,005,793
Oncor Electric Delivery
0.550%, 10/01/25	2,649,000	2,604,951
PG&E Recovery Funding
4.838%, 06/01/33	3,920,000	3,915,440
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,018,518
Southern Power
4.150%, 12/01/25	1,000,000	996,740
0.900%, 01/15/26	1,000,000	973,995

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Texas Electric Market Stabilization Funding N
4.265%, 08/01/34(A)	$2,040,480	$2,030,196
		20,537,955
Total Corporate Obligations
(Cost $180,126,582)		181,531,123

U.S. TREASURY OBLIGATIONS — 26.1%

U.S. Treasury Notes
4.625%, 04/30/29	$7,650,000	$7,911,176
4.250%, 10/15/25	6,050,000	6,052,422
4.250%, 01/15/28	13,880,000	14,102,297
4.000%, 12/15/25	8,975,000	8,971,962
4.000%, 02/15/26	7,225,000	7,222,686
3.750%, 04/30/27	1,113,000	1,115,739
3.750%, 04/15/28	1,752,000	1,758,570
3.125%, 08/31/27	28,700,000	28,381,609
1.875%, 06/30/26	33,310,000	32,564,429
1.875%, 07/31/26	7,200,000	7,030,687
1.250%, 06/30/28	2,085,000	1,937,584
0.625%, 12/31/27	9,300,000	8,596,687
0.500%, 06/30/27	7,200,000	6,735,375

Total U.S. Treasury Obligations
(Cost $131,571,176)		132,381,223

ASSET-BACKED SECURITIES — 19.2%

Automotive — 12.1%
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/26	$2,321	$2,319
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/27	904,919	908,678
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (A)	206,636	208,250
Bank of America Auto Trust, Ser 2023-1A, Cl A3
5.530%, 02/15/28 (A)	704,886	710,128
Bank of America Auto Trust, Ser 2023-2A, Cl A3
5.740%, 06/15/28 (A)	1,015,000	1,027,130
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/26	607,732	610,616

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/28	$404,081	$406,791
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/28	305,949	306,421
Carmax Auto Owner Trust, Ser 2022-3, Cl B
4.690%, 02/15/28	800,000	800,807
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/27	325,946	326,033
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/28	735,000	740,259
CarMax Auto Owner Trust, Ser 2024-4, Cl A2A
4.670%, 12/15/27	1,053,503	1,053,531
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/28	79,323	76,204
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A3
5.050%, 04/10/29 (A)	1,912,000	1,923,572
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (A)	501,081	503,953
Citizens Auto Receivables Trust, Ser 2023-2, Cl A3
5.830%, 02/15/28 (A)	1,055,000	1,064,140
Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/28 (A)	500,000	502,803
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/27 (A)	86,052	86,182
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29 (A)	76,992	76,872
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (A)	204,533	205,140
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (A)	1,044,255	1,050,694
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30 (A)	1,876,448	1,907,027
Enterprise Fleet Financing, Ser 2024-1, Cl A3
5.160%, 09/20/30 (A)	355,000	361,377

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Enterprise Fleet Financing, Ser 2025-2, Cl A3
4.410%, 06/20/29 (A)	$375,000	$375,049
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/27 (A)	17,690	17,697
Flagship Credit Auto Trust, Ser 2023-2, Cl A3
5.220%, 12/15/27 (A)	599,000	599,446
Flagship Credit Auto Trust, Ser 2023-3, Cl A3
5.440%, 04/17/28 (A)	761,000	763,510
Ford Credit Auto Owner Trust, Ser 2021-REV1, Cl A
1.370%, 10/17/33 (A)	245,000	237,873
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A3
4.070%, 07/15/29	550,000	549,111
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/29	565,000	570,301
Ford Credit Floorplan Master Owner Trust A, Ser 2024-1, Cl A1
5.290%, 04/15/29 (A)	1,200,000	1,222,121
Ford Credit Floorplan Master Owner Trust, Ser 2023-1, Cl A1
4.920%, 05/15/28 (A)	730,000	733,157
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A3
5.390%, 12/15/27 (A)	382,868	383,205
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/28 (A)	193,086	194,131
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/28 (A)	372,775	376,148
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A4
5.160%, 01/20/27	1,000,000	1,000,462
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A3
5.050%, 07/20/26	260,646	260,782
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A3
4.470%, 02/16/28	395,421	395,318

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	$1,850,000	$1,862,053
GM Financial Consumer Automobile Receivables Trust, Ser 2023-4, Cl A4
5.710%, 02/16/29	500,000	513,795
GM Financial Consumer Automobile Receivables Trust, Ser 2024-1, Cl A3
4.850%, 12/18/28	525,000	528,013
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/29 (A)	2,275,000	2,308,250
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	1,250,000	1,254,152
Honda Auto Receivables Owner Trust, Ser 2023-4, Cl A3
5.670%, 06/21/28	1,950,000	1,976,461
Honda Auto Receivables Owner Trust, Ser 2024-1, Cl A4
5.170%, 05/15/30	880,000	895,223
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A3
4.150%, 10/15/29	460,000	460,252
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A4
4.940%, 11/16/26 (A)	237,419	237,442
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/27 (A)	875,000	876,352
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A3
5.800%, 12/15/26 (A)	1,405,000	1,411,084
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A3
4.580%, 04/15/27	232,754	232,581
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/28	1,842,964	1,855,319
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/28 (A)	558,418	572,409
M&T Bank Auto Receivables Trust, Ser 2024-1A, Cl A3
5.220%, 02/17/32 (A)	1,110,000	1,124,383
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/27	1,638,710	1,638,759

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A3
5.320%, 01/18/28	$2,000,000	$2,022,265
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A3
4.510%, 11/15/27	523,522	523,379
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/29 (A)	329,980	331,798
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/29	980,000	972,250
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A3
5.610%, 10/15/27	172,583	172,855
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A3
5.250%, 04/17/28	255,000	255,400
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/26 (A)	880,000	881,919
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/28 (A)	1,070,000	1,077,913
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/29 (A)	340,000	341,992
Tesla Auto Lease Trust, Ser 2023-A, Cl A3
5.890%, 06/22/26 (A)	942,918	944,659
Tesla Auto Lease Trust, Ser 2023-A, Cl A4
5.940%, 07/20/27 (A)	2,500,000	2,506,117
Tesla Auto Lease Trust, Ser 2023-B, Cl A3
6.130%, 09/21/26 (A)	278,695	279,694
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (A)	1,170,000	1,175,679
Tesla Auto Lease Trust, Ser 2024-B, Cl A2A
4.790%, 01/20/27 (A)	437,630	437,803
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (A)	500,000	502,596

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/26 (A)	$425,475	$426,317
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (A)	310,000	313,054
Toyota Lease Owner Trust, Ser 2023-A, Cl A3
4.930%, 04/20/26 (A)	134,770	134,815
Toyota Lease Owner Trust, Ser 2023-A, Cl A4
5.050%, 08/20/27 (A)	1,925,000	1,926,675
Toyota Lease Owner Trust, Ser 2024-B, Cl A4
4.250%, 01/22/29 (A)	1,500,000	1,499,703
USAA Auto Owner Trust, Ser 2023-A, Cl A3
5.580%, 05/15/28 (A)	904,994	910,610
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A3
5.210%, 06/21/27	320,000	323,005
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/29	710,000	715,390
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/27 (A)	113,492	113,853
Wheels Fleet Lease Funding 1, Ser 2023-1A, Cl A
5.800%, 04/18/38 (A)	889,028	895,305
Wheels Fleet Lease Funding 1, Ser 2023-2A, Cl A
6.460%, 08/18/38 (A)	850,540	863,674
World Omni Select Auto Trust, Ser 2023-A, Cl A3
5.650%, 07/17/28	678,690	680,791
		61,513,277
Other Asset-Backed Securities — 7.1%
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/29 (A)	550,000	552,258
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/28 (A)	126,334	126,509
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl A2
5.380%, 01/21/31 (A)	244,584	246,841

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl B
5.370%, 01/21/31 (A)	$190,000	$192,834
Apidos CLO XXII, Ser 2020-22A, Cl A1R
5.591%, TSFR3M + 1.060%, 04/20/31 (A)(B)	212,503	212,495
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/28 (A)	260,840	263,037
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl A2
5.050%, 03/15/29 (A)	277,202	277,682
Buttermilk Park CLO, Ser 2024-1A, Cl A1R
5.336%, TSFR3M + 1.080%, 10/15/31 (A)(B)	1,297,872	1,296,375
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/30 (A)	341,524	343,612
Centersquare Issuer, Ser 2025-1A, Cl A2
5.500%, 03/26/55 (A)	1,050,000	1,033,688
CIFC Funding, Ser 2024-5A, Cl AR
5.690%, TSFR3M + 1.410%, 07/17/37 (A)(B)	1,275,000	1,274,002
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/49 (A)	1,015,000	1,016,150
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/28	935,376	939,925
Dell Equipment Finance Trust, Ser 2023-2, Cl A3
5.650%, 01/22/29 (A)	327,635	328,980
Dell Equipment Finance Trust, Ser 2023-3, Cl A3
5.930%, 04/23/29 (A)	590,000	594,573
Dext ABS, Ser 2023-2, Cl A2
6.560%, 05/15/34 (A)	505,534	510,376
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/28 (A)	475,000	480,726
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/28 (A)	672,821	674,412
DLLMT, Ser 2023-1A, Cl A3
5.340%, 03/22/27 (A)	1,378,803	1,384,152
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/27 (A)	265,000	266,219
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (A)	1,000,000	1,015,632

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (A)	$1,000,000	$1,048,462
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (A)	300,000	308,497
Golub Capital Partners CLO, Ser 2017-24A, Cl AR
6.165%, TSFR3M + 1.862%, 11/05/29 (A)(B)	294,722	294,621
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/26 (A)	127,781	127,890
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A3
4.980%, 01/18/28 (A)	585,000	589,293
HPEFS Equipment Trust, Ser 2023-2A, Cl A3
5.990%, 01/21/31 (A)	285,000	286,042
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	694,711	696,485
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/26 (A)	429,866	430,480
Kubota Credit Owner Trust, Ser 2024-2A, Cl A3
5.260%, 11/15/28 (A)	1,950,000	1,982,276
MMAF Equipment Finance, Ser 2021-A, Cl A5
1.190%, 11/13/43 (A)	620,000	602,498
MMAF Equipment Finance, Ser 2023-A, Cl A2
5.790%, 11/13/26 (A)	400,925	402,003
Mosaic Solar Loan Trust, Ser 2020-1A, Cl B
3.100%, 04/20/46 (A)	124,777	108,814
Neuberger Berman Loan Advisers CLO 38, Ser 2025-38A, Cl AR2
5.230%, TSFR3M + 0.960%, 10/20/36 (A)(B)	2,000,000	1,983,756
Octagon Investment Partners 35, Ser 2018-1A, Cl A1A
5.591%, TSFR3M + 1.060%, 01/20/31 (A)(B)	414,479	414,471
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
5.488%, TSFR3M + 0.970%, 04/15/31 (A)(B)	195,017	194,950
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/29 (A)	2,050,000	2,068,832
Progress Residential Trust, Ser 2024-SFR3, Cl A
3.000%, 06/17/41 (A)	953,989	889,026

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Progress Residential Trust, Ser 2025-SFR1, Cl A
3.400%, 02/17/42 (A)(E)	$780,000	$731,163
Retained Vantage Data Centers Issuer, Ser 2024-1A, Cl A2
4.992%, 09/15/49 (A)	765,000	756,918
SCF Equipment Leasing, Ser 2023-1A, Cl A2
6.560%, 01/22/30 (A)	70,837	70,912
SCF Equipment Trust, Ser 2025-1A, Cl A2
4.820%, 07/22/30 (A)	125,000	125,186
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (A)	891,215	864,344
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (A)	873,814	851,692
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (A)	1,436,744	1,450,119
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/55 (A)	1,000,000	971,762
TCI-Flatiron CLO, Ser 2021-1A, Cl AR
5.545%, TSFR3M + 1.222%, 11/17/30 (A)(B)	86,044	86,006
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A2
5.080%, 06/21/50 (A)	1,500,000	1,508,397
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/29 (A)	1,900,000	1,896,928
VFI ABS, Ser 2023-1A, Cl A
7.270%, 03/26/29 (A)	166,182	167,180
Vivint Solar Financing V, Ser 2018-1A, Cl A
4.730%, 04/30/48 (A)	411,678	388,762
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	157,334	149,467
Vivint Solar Financing VII, Ser 2020-1A, Cl B
3.220%, 07/31/51 (A)	850,949	678,131
		36,155,841
Total Asset-Backed Securities
(Cost $96,947,301)		97,669,118

MORTGAGE-BACKED SECURITIES — 11.3%
	Face Amount	Value
Agency Mortgage-Backed Obligations — 5.1%
FHLMC
5.000%, 07/01/35	$87,762	$88,628
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.505%, 09/25/37 (B)	16,950,728	1,764,178
FHLMC, Ser 2003-2690, Cl TZ
4.500%, 10/15/33	877,939	881,273
FHLMC, Ser 2017-4750, Cl PA
3.000%, 07/15/46	417,405	407,778
FHLMC, Ser 2022-5243, Cl A
5.000%, 12/25/48	2,117,470	2,132,361
FHLMC, Ser 2023-5290, Cl DE
5.000%, 11/25/44	2,261,286	2,267,837
FNMA
5.000%, 03/01/34	67,858	68,714
3.500%, 11/01/34	367,514	364,925
FNMA, Ser 2009-62, Cl WA
5.582%, 08/25/39 (B)	14,605	14,715
FNMA, Ser 2011-17, Cl ZM
3.500%, 03/25/31	1,117,301	1,101,619
FNMA, Ser 2013-104, Cl TY
3.000%, 10/25/33	2,078,543	2,006,669
FNMA, Ser 2013-43, Cl MB
3.500%, 05/25/33	829,813	812,555
FNMA, Ser 2017-12, Cl KE
3.000%, 03/25/47	390,959	374,453
FNMA, Ser 2017-19, Cl EA
3.000%, 03/25/47	973,834	937,304
FNMA, Ser 2017-87, Cl P
3.000%, 02/25/46	1,023,999	995,277
FNMA, Ser 2019-18, Cl A
3.500%, 05/25/49	442,444	422,975
FNMA, Ser 2022-29, Cl MG
4.500%, 11/25/42	1,185,271	1,184,730
FNMA, Ser 2022-72, Cl CB
5.250%, 07/25/39	3,354,735	3,390,868
FNMA, Ser 2022-76, Cl HC
5.000%, 12/25/43	1,940,408	1,952,457
FNMA, Ser 2024-58, Cl BA
5.000%, 09/25/53	1,815,573	1,836,204
GNMA, Ser 2011-57, Cl BA
3.000%, 05/20/40	5,409	5,381
GNMA, Ser 2017-99, Cl WA
4.975%, 12/20/32 (B)	101,999	102,458
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/52	143,282	141,542
GNMA, Ser 2023-146, Cl CT
5.000%, 10/20/34	801,515	803,569

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
GNMA, Ser 2023-49, Cl A
4.500%, 07/20/48	$1,649,373	$1,648,856
		25,707,326
Non-Agency Mortgage-Backed Obligations — 6.2%
Angel Oak Mortgage Trust, Ser 2024-5, Cl A1
4.950%, 07/25/68 (A)(E)	867,990	860,716
Angel Oak Mortgage Trust, Ser 2024-8, Cl A1
5.338%, 05/27/69 (A)(E)	380,361	379,263
Angel Oak Mortgage Trust, Ser 2024-9, Cl A1
5.138%, 09/25/69 (A)(E)	1,456,187	1,447,767
BANK, Ser 2018-BN10, Cl ASB
3.641%, 02/15/61	223,250	220,349
BANK, Ser 2024-BNK48, Cl A1
4.333%, 10/15/57	520,168	517,702
BBCMS Mortgage Trust, Ser 2024-C28, Cl A1
4.910%, 09/15/57	728,788	733,278
BBCMS Mortgage Trust, Ser 2024-C30, Cl A1
4.902%, 11/15/57	1,101,308	1,111,904
BBCMS Mortgage Trust, Ser 2025-C32, Cl A1
4.968%, 02/15/62	833,650	844,243
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/64 (A)(E)	1,598,417	1,604,457
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
5.312%, TSFR1M + 0.990%, 01/17/39 (A)(B)	492,000	489,847
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.812%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,478,125
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl B
6.162%, TSFR1M + 1.840%, 01/17/39 (A)(B)	1,750,000	1,725,937
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,213,449
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.665%, 04/15/42 (A)(B)	250,000	252,423
CHI Commercial Mortgage Trust, Ser SFT, Cl XA, IO
0.310%, 04/15/42 (A)(B)	975,000	10,450
COLT, Ser 2025-1, Cl A1
5.699%, 01/25/70 (A)(E)	682,306	684,820

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Extended Stay America Trust, Ser 2021-ESH, Cl B
5.817%, TSFR1M + 1.494%, 07/15/38 (A)(B)	$945,429	$941,884
FREMF Mortgage Trust, Ser 2015-K49, Cl B
3.851%, 10/25/48 (A)(B)	1,950,000	1,938,531
FREMF Mortgage Trust, Ser 2019-K89, Cl B
4.436%, 01/25/51 (A)(B)	1,400,000	1,381,914
FREMF Mortgage Trust, Ser 2019-K94, Cl B
4.099%, 07/25/52 (A)(B)	1,262,000	1,207,616
GCAT Trust, Ser 2024-NQM2, Cl A1
6.085%, 06/25/59 (A)(E)	925,331	934,090
GS Mortgage Securities Trust, Ser 2021-DM, Cl AS
5.822%, TSFR1M + 1.499%, 11/15/36 (A)(B)	2,500,000	2,471,792
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
5.441%, 08/25/34 (B)	7,797	7,209
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,000,000	971,878
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl C
2.413%, 09/10/39 (A)(B)	214,000	198,832
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
5.237%, TSFR1M + 0.915%, 04/15/38 (A)(B)	573,778	573,060
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-3, Cl A1
6.000%, 07/25/54 (A)(B)	264,696	265,503
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM1, Cl A1
5.738%, 11/25/69 (A)(B)	971,634	977,381
OBX Trust, Ser 2023-NQM2, Cl A1
6.319%, 01/25/62 (A)(E)	649,587	650,946
OBX Trust, Ser 2024-NQM13, Cl A1
5.116%, 06/25/64 (A)	277,042	275,854
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/64 (A)(E)	507,220	506,578
OBX Trust, Ser 2024-NQM7, Cl A1
6.243%, 03/25/64 (A)(E)	619,870	625,097

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	$71,362	$60,895
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.741%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	441,844
Verus Securitization Trust, Ser 2024-4, Cl A1
6.218%, 06/25/69 (A)(E)	838,195	845,175
Wells Fargo Commercial Mortgage Trust, Ser 2024-C63, Cl A1
4.894%, 08/15/57	830,233	836,301
		31,687,110
Total Mortgage-Backed Securities
(Cost $56,084,791)		57,394,436

REPURCHASE AGREEMENTS — 4.1%

Barclays Capital
4.370%, dated 04/30/25, to be repurchased on 05/01/25, repurchase price $10,401,262, (collateralized by a U.S. Treasury Obligation, par value $10,679,900, 3.875%, 08/15/2033; with total market value $10,608,038).	$10,400,000	$10,400,000
Socgen Triparty Treasury
4.360%, dated 04/30/25, to be repurchased on 05/01/25, repurchase price $10,601,284, (collateralized by a U.S. Treasury Obligation, par value $10,595,000, 4.750%, 02/15/2045; with total market value $10,812,091).	10,600,000	10,600,000

Total Repurchase Agreements
(Cost $21,000,000)		21,000,000

MUNICIPAL BONDS — 4.0%

California — 1.0%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	$1,420,000	$1,470,180
5.950%, 08/01/29	825,000	843,245

MUNICIPAL BONDS — continued
	Face Amount	Value
Mount Diablo Unified School District, Ser B-NE, GO
5.548%, 08/01/27	$400,000	$405,951
Peralta Community College District, Ser C-2, GO
4.600%, 06/01/25	250,000	250,029
San Diego Unified School District, GO
3.915%, 07/01/28	600,000	599,283
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
4.655%, 10/01/27	1,400,000	1,423,271
		4,991,959
Colorado — 0.2%
Broomfield Urban Renewal Authority, TA
4.700%, 12/01/28	800,000	814,774

Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	737,744	721,546

Illinois — 0.2%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	250,000	249,081
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,247,789
		1,496,870
Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	117,179	12

Iowa — 0.0%
Iowa Finance Authority, RB
7.000%, 11/01/27 (A)	250,000	254,147

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
3.615%, 02/01/29	522,107	519,913

Maryland — 0.1%
Montgomery County Housing Opportunities Commission, RB
4.412%, 12/01/27	350,000	353,560

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2025 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
Montana — 0.2%
County of Gallatin Montana, RB
11.500%, 09/01/27 (A)	$750,000	$774,781
		774,781
New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB
4.650%, 02/01/29 (A)(B)	2,500,000	2,500,000
4.520%, 07/01/33 (A)(B)	850,000	850,000
		3,350,000
New Jersey — 0.6%
Jersey City Municipal Utilities Authority, Ser B, RB
4.800%, 05/01/26	450,000	450,537
New Jersey Economic Development Authority, RB
4.984%, 03/01/27	1,000,000	1,010,172
4.927%, 03/01/26	1,000,000	1,003,428
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/26	510,000	512,390
		2,976,527
New York — 0.1%
New York State Energy Research & Development Authority, Ser A, RB
5.822%, 04/01/27	665,000	676,601

Oklahoma — 0.1%
Oklahoma Development Finance Authority, Ser C, RB
5.450%, 08/15/28	600,000	614,528

Oregon — 0.3%
Warm Springs Reservation Confederated Tribe, Ser S, RB
2.370%, 11/01/27 (A)	1,000,000	944,455
2.165%, 11/01/26 (A)	500,000	481,342
		1,425,797
Pennsylvania — 0.1%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
4.653%, 09/01/25	275,000	275,284

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	225,000	230,286

MUNICIPAL BONDS — continued
	Face Amount	Value
West Virginia — 0.2%
Tobacco Settlement Finance Authority, RB
2.351%, 06/01/28	$1,000,000	$938,783

Total Municipal Bonds
(Cost $20,288,783)		20,415,368

BANK LOAN OBLIGATIONS — 0.4%

ECOLOGICAL SERVICES & EQUIPMENT — 0.4%
LTR Intermediate Holdings Term Loan
9.460%, 05/05/28	$248,708	$234,823
Terraform Power Operating Specified Refinancing Term Loan
6.299%, TSFR1M + 2.500%, 05/21/29(B)	1,629,083	1,592,428
		1,827,251
Total Bank Loan Obligations
(Cost $1,876,188)		1,827,251

SOVEREIGN DEBT — 0.3%

JAPAN — 0.1%
Japan Bank for International Cooperation
1.625%, 01/20/27	$500,000	$481,029

SWEDEN — 0.2%
Kommuninvest I Sverige
4.625%, 09/29/28(A)	1,000,000	1,030,220

Total Sovereign Debt
(Cost $1,473,515)		1,511,249

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%

Export-Import Bank of the United States
2.628%, 11/12/26	$960,428	$944,841

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2025 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — continued
	Face Amount	Value
United States International Development Finance
1.790%, 10/15/29	$273,654	$260,280

Total U.S. Government Agency Obligations
(Cost $1,231,630)		1,205,121

SHORT-TERM INVESTMENT — 0.0%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 4.290%, (F)
(Cost $72,975)	72,975	$72,975
Total Short-Term Investment
(Cost $72,975)		72,975
Total Investments in Securities— 101.4%
(Cost $510,672,941)		$515,007,864

Percentages are based on Net Assets of $508,021,837.

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	292	Jun-2025	$60,286,527	$60,779,344	$492,817

‡	Real Estate Investment Trust.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at April 30, 2025 was $160,055,733 and represented 31.5% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.
(D)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $71,351.

(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2025, was $72,975.

ABS — Asset-Backed Security
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
TA — Tax Allocation
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month

The following is a summary of the inputs used as of April 30, 2025, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$181,531,123	$—	$181,531,123
U.S. Treasury Obligations	—	132,381,223	—	132,381,223
Asset-Backed Securities	—	97,669,118	—	97,669,118
Mortgage-Backed Securities	—	57,394,436	—	57,394,436
Repurchase Agreements	—	21,000,000	—	21,000,000
Municipal Bonds	—	20,415,368	—	20,415,368
Bank Loan Obligations	—	1,827,251	—	1,827,251
Sovereign Debt	—	1,511,249	—	1,511,249
U.S. Government Agency Obligations	—	1,205,121	—	1,205,121
Short-Term Investment	72,975	—	—	72,975

Total Investments in Securities	$72,975	$514,934,889	$—	$515,007,864

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2025 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Unrealized Appreciation	$492,817	$–	$–	$492,817
Total Other Financial Instruments	$492,817	$–	$–	$492,817

*	Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 29.6%
	Face Amount	Value
U.S. Treasury Bonds
4.750%, 11/15/43	$5,420,000	$5,475,894
4.750%, 02/15/45	4,270,000	4,299,356
4.750%, 11/15/53	3,323,000	3,344,206
4.625%, 05/15/44	19,110,000	18,960,703
4.625%, 11/15/44	6,230,000	6,170,620
4.625%, 05/15/54	3,100,000	3,062,219
4.625%, 02/15/55	10,800,000	10,701,234
4.500%, 02/15/44	15,773,000	15,413,166
4.500%, 11/15/54	2,960,000	2,870,275
4.375%, 08/15/43	2,740,000	2,641,959
4.250%, 02/15/54	1,034,000	958,753
4.250%, 08/15/54	965,000	896,395
4.125%, 08/15/44	11,220,000	10,399,538
4.125%, 08/15/53	14,432,000	13,088,284
3.875%, 05/15/43	3,615,000	3,263,808
3.625%, 05/15/53	165,000	136,557
3.375%, 08/15/42	8,500,000	7,201,758
3.000%, 02/15/49	615,000	457,719
3.000%, 08/15/52	4,522,000	3,312,542
2.875%, 05/15/43	5,705,000	4,434,300
2.500%, 02/15/45	15,310,000	10,883,855
2.500%, 02/15/46	1,775,000	1,242,639
2.500%, 05/15/46	210,000	146,500
2.375%, 02/15/42	870,000	637,853
2.250%, 08/15/46	1,805,000	1,193,909
2.250%, 02/15/52	5,235,000	3,236,702
2.000%, 11/15/41	1,305,000	905,293
2.000%, 02/15/50	4,745,000	2,817,714
2.000%, 08/15/51	6,755,000	3,940,856
1.875%, 02/15/41	935,000	648,108
1.875%, 02/15/51	325,000	184,615
1.875%, 11/15/51	3,200,000	1,801,000
1.750%, 08/15/41	9,530,000	6,378,399
1.625%, 11/15/50	9,615,000	5,125,912
1.375%, 08/15/50	12,530,000	6,248,848
1.250%, 05/15/50	21,670,000	10,541,270
1.125%, 08/15/40	3,465,000	2,146,134
U.S. Treasury Inflation Indexed Bonds
2.375%, 02/15/55	23,874,432	23,239,852
1.500%, 02/15/53	2,513,973	2,010,744
U.S. Treasury Notes
4.625%, 04/30/29	15,315,000	15,857,606
4.625%, 02/15/35	10,780,000	11,184,250
4.450%, USBMMY3M + 0.205%, 10/31/26(A)	22,230,000	22,249,998
4.395%, USBMMY3M + 0.150%, 04/30/26(A)	34,610,000	34,616,284
4.375%, 11/30/28	3,995,000	4,092,846
4.375%, 11/30/30	2,650,000	2,725,773
4.375%, 01/31/32	21,080,000	21,641,584

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
4.343%, USBMMY3M + 0.098%, 01/31/27(A)	$31,400,000	$31,382,848
4.250%, 12/31/26	1,140,000	1,149,931
4.250%, 02/15/28	6,550,000	6,664,113
4.250%, 06/30/29	14,210,000	14,503,636
4.250%, 06/30/31	20,325,000	20,714,033
4.250%, 11/15/34	13,495,000	13,580,618
4.125%, 01/31/27	5,825,000	5,868,005
4.125%, 02/28/27	11,020,000	11,110,915
4.125%, 03/31/29	1,650,000	1,677,715
4.125%, 10/31/29	9,330,000	9,491,597
4.125%, 11/30/29	5,215,000	5,306,150
4.125%, 07/31/31	5,825,000	5,904,184
4.125%, 11/30/31	8,020,000	8,119,937
4.000%, 12/15/27	18,240,000	18,434,512
4.000%, 02/29/28	3,130,000	3,163,745
4.000%, 06/30/28	3,325,000	3,365,653
4.000%, 07/31/29	11,660,000	11,791,630
4.000%, 10/31/29	4,922,000	4,982,756
4.000%, 02/28/30	3,570,000	3,616,298
4.000%, 03/31/30	5,735,000	5,806,240
3.875%, 03/31/27	7,545,000	7,577,540
3.875%, 03/15/28	2,070,000	2,086,981
3.875%, 04/30/30	3,519,000	3,543,746
3.875%, 08/15/33	41,610,000	41,083,373
3.875%, 08/15/34	68,335,000	66,932,729
3.750%, 04/15/28	2,900,000	2,913,367
3.750%, 05/31/30	3,410,000	3,411,332
3.625%, 09/30/31	14,825,000	14,600,309
3.500%, 09/30/29	10,310,000	10,222,848
2.750%, 05/31/29	9,035,000	8,723,716
2.375%, 03/31/29	10,145,000	9,675,398
1.625%, 05/15/31	8,150,000	7,178,049
1.375%, 11/15/31	13,895,000	11,874,254
1.250%, 08/15/31	2,895,000	2,472,737
1.125%, 02/29/28	7,330,000	6,848,110
1.125%, 02/15/31	2,385,000	2,057,435
0.750%, 01/31/28	1,450,000	1,343,063
0.625%, 05/15/30	1,775,000	1,523,172

Total U.S. Treasury Obligations
(Cost $717,340,829)		703,490,505

CORPORATE OBLIGATIONS — 28.1%

COMMUNICATION SERVICES — 1.7%
Alphabet
1.100%, 08/15/30	$2,500,000	$2,152,888
AT&T
4.350%, 06/15/45	2,720,000	2,198,743
3.800%, 12/01/57	750,000	517,163
3.550%, 09/15/55	1,238,000	827,151

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
2.550%, 12/01/33	$150,000	$123,628
CCO Holdings
4.500%, 05/01/32	975,000	865,319
4.500%, 06/01/33(B)	975,000	848,371
Charter Communications Operating
6.100%, 06/01/29	1,630,000	1,687,998
5.125%, 07/01/49	1,955,000	1,523,639
4.200%, 03/15/28	630,000	619,051
Comcast
4.650%, 02/15/33	2,500,000	2,452,230
Cox Communications
5.950%, 09/01/54(B)	1,390,000	1,270,134
3.350%, 09/15/26(B)	575,000	566,044
1.800%, 10/01/30(B)	650,000	553,730
Discovery Communications
3.950%, 03/20/28	860,000	822,554
Meta Platforms
4.450%, 08/15/52	2,665,000	2,216,816
Prosus MTN
4.850%, 07/06/27(B)	500,000	498,125
3.680%, 01/21/30(B)	200,000	185,357
3.061%, 07/13/31(B)	1,940,000	1,671,596
Rogers Communications
3.800%, 03/15/32	1,705,000	1,558,263
Telecom Italia Capital
7.200%, 07/18/36	175,000	179,557
Tencent Holdings MTN
3.975%, 04/11/29(B)	2,000,000	1,971,223
Time Warner Cable
6.750%, 06/15/39	800,000	797,191
T-Mobile USA
5.125%, 05/15/32	635,000	640,891
Verizon Communications
5.250%, 04/02/35	770,000	772,394
4.400%, 11/01/34	3,130,000	2,953,088
3.875%, 03/01/52	3,500,000	2,575,577
3.550%, 03/22/51	895,000	631,664
2.850%, 09/03/41	2,500,000	1,747,534
2.650%, 11/20/40	2,390,000	1,680,075
2.550%, 03/21/31	525,000	466,465
1.500%, 09/18/30	2,500,000	2,138,035
		39,712,494
CONSUMER DISCRETIONARY — 1.3%
Alimentation Couche-Tard
3.625%, 05/13/51(B)	5,000,000	3,323,156
Carnival
5.750%, 03/15/30(B)	1,955,000	1,941,326
Ford Motor
6.100%, 08/19/32	1,000,000	961,454
3.250%, 02/12/32	2,500,000	2,041,644

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Ford Motor Credit
7.350%, 11/04/27	$525,000	$540,366
6.532%, 03/19/32	1,825,000	1,799,889
5.303%, 09/06/29	1,130,000	1,089,479
5.125%, 06/16/25	350,000	349,733
4.134%, 08/04/25	400,000	398,191
3.375%, 11/13/25	450,000	444,734
General Motors Financial
5.350%, 01/07/30	1,155,000	1,156,287
5.050%, 04/04/28	1,285,000	1,286,150
Genuine Parts
4.950%, 08/15/29	830,000	833,519
2.750%, 02/01/32	760,000	651,791
Hyatt Hotels
5.750%, 03/30/32	395,000	395,005
5.375%, 12/15/31	720,000	715,320
Marriott International
5.500%, 04/15/37	895,000	870,607
Massachusetts Institute of Technology
3.959%, 07/01/38	3,181,000	2,889,091
McDonald's
4.950%, 03/03/35	825,000	817,134
Nissan Motor Acceptance MTN
5.550%, 09/13/29(B)	665,000	645,296
Nordstrom
6.950%, 03/15/28	865,000	870,231
Starbucks
4.450%, 08/15/49	2,500,000	1,993,709
Stellantis Finance US
6.450%, 03/18/35(B)	655,000	641,303
Whirlpool
2.400%, 05/15/31	2,500,000	2,025,086
ZF North America Capital
7.125%, 04/14/30(B)	320,000	294,736
		28,975,237
CONSUMER STAPLES — 0.8%
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	2,020,000	2,046,877
Coca-Cola
1.450%, 06/01/27	25,000	23,786
Constellation Brands
4.800%, 05/01/30	315,000	315,036
General Mills
4.875%, 01/30/30	530,000	535,119
Keurig Dr Pepper
5.150%, 05/15/35	310,000	308,921
Kraft Heinz Foods
5.400%, 03/15/35	950,000	954,391

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Mather Foundation
2.675%, 10/01/31	$2,500,000	$2,120,360
PepsiCo
5.000%, 02/07/35	1,345,000	1,356,234
3.900%, 07/18/32	3,000,000	2,879,186
2.875%, 10/15/49	3,340,000	2,173,893
RELX Capital
3.000%, 05/22/30	50,000	46,715
Sysco
5.100%, 09/23/30	785,000	798,118
2.400%, 02/15/30	2,500,000	2,261,546
Target
5.000%, 04/15/35	1,220,000	1,204,482
Walmart
4.900%, 04/28/35	975,000	986,398
		18,011,062
ENERGY — 1.8%
APA
6.750%, 02/15/55(B)	860,000	754,224
BP Capital Markets America
3.060%, 06/17/41	2,250,000	1,620,407
California Resources
8.250%, 06/15/29(B)	845,000	805,862
Cameron LNG
3.701%, 01/15/39(B)	1,995,000	1,673,414
Chevron USA
4.687%, 04/15/30	1,465,000	1,488,219
Chord Energy
6.750%, 03/15/33(B)	920,000	895,907
ConocoPhillips
5.000%, 01/15/35	585,000	574,274
Devon Energy
7.875%, 09/30/31	830,000	939,956
Energy Transfer
6.500%, 02/01/42	835,000	827,423
6.100%, 12/01/28	1,855,000	1,940,338
4.400%, 03/15/27	2,190,000	2,184,609
Helmerich & Payne
5.500%, 12/01/34(B)	840,000	736,901
Hess Midstream Operations
5.875%, 03/01/28(B)	1,690,000	1,693,484
Kinder Morgan
5.150%, 06/01/30	470,000	473,870
Kinder Morgan Energy Partners
6.500%, 09/01/39	50,000	51,587
5.500%, 03/01/44	370,000	337,000
Kinetik Holdings
6.625%, 12/15/28(B)	610,000	614,463
Marathon Petroleum
5.150%, 03/01/30	875,000	880,093

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
MidAmerican Energy
5.850%, 09/15/54	$975,000	$987,106
5.300%, 02/01/55	1,050,000	980,582
4.250%, 07/15/49	1,240,000	995,563
3.950%, 08/01/47	2,500,000	1,934,094
2.700%, 08/01/52	2,588,000	1,557,212
MPLX
5.500%, 02/15/49	2,000,000	1,754,435
NFE Financing
12.000%, 11/15/29(B)	3,549,600	2,443,300
Occidental Petroleum
6.625%, 09/01/30	1,300,000	1,344,573
6.050%, 10/01/54	650,000	560,504
5.200%, 08/01/29	910,000	896,548
Patterson-UTI Energy
7.150%, 10/01/33	1,525,000	1,500,435
Sweihan PV Power PJSC
3.625%, 01/31/49(B)	2,305,600	1,890,645
Targa Resources
6.125%, 05/15/55	1,165,000	1,101,039
Topaz Solar Farms
5.750%, 09/30/39(B)	4,731,496	4,435,257
TransCanada PipeLines
4.625%, 03/01/34	1,345,000	1,262,750
		42,136,074
FINANCIALS — 16.3%
African Development Bank
5.750%, H15T5Y + 1.575%(A)(C)	3,750,000	3,584,103
4.125%, 02/25/27	2,500,000	2,516,197
3.500%, 09/18/29	1,000,000	987,242
American Express
5.016%, SOFRRATE + 1.440%, 04/25/31(A)	1,890,000	1,917,040
3.550%, H15T5Y + 2.854%(A)(C)	675,000	645,862
American Honda Finance
5.200%, 03/05/35	1,375,000	1,369,778
American National Global Funding
5.550%, 01/28/30(B)	870,000	887,466
Anglo American Capital
5.750%, 04/05/34(B)	1,765,000	1,777,201
3.875%, 03/16/29(B)	420,000	406,674
2.625%, 09/10/30(B)	500,000	444,921
Antares Holdings
6.350%, 10/23/29(B)	720,000	716,855
Apollo Debt Solutions BDC
6.550%, 03/15/32(B)	345,000	346,270
Arab Energy Fund
5.428%, 05/02/29	2,750,000	2,832,401

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Arab Petroleum Investments
5.428%, 05/02/29(B)	$1,500,000	$1,544,946
Ares Capital
7.000%, 01/15/27	487,000	500,401
5.800%, 03/08/32	580,000	566,933
2.875%, 06/15/28	1,320,000	1,225,485
Ares Strategic Income Fund
5.700%, 03/15/28(B)	570,000	568,456
Arthur J Gallagher
6.500%, 02/15/34	1,225,000	1,328,582
Asian Infrastructure Investment Bank
4.987%, SOFRINDX + 0.620%, 08/16/27(A)	1,000,000	1,006,822
4.875%, 09/14/26	1,000,000	1,014,082
4.500%, 01/16/30	1,200,000	1,233,460
Athene Global Funding
5.380%, 01/07/30(B)	1,430,000	1,455,998
Atlas Warehouse Lending
6.250%, 01/15/30(B)	445,000	445,287
Aviation Capital Group
5.125%, 04/10/30(B)	620,000	612,312
Avolon Holdings Funding
5.375%, 05/30/30(B)	215,000	213,970
4.950%, 01/15/28(B)	990,000	984,335
4.375%, 05/01/26(B)	1,445,000	1,434,071
Bacardi-Martini BV
5.550%, 02/01/30(B)	1,620,000	1,649,064
Bain Capital Specialty Finance
5.950%, 03/15/30	350,000	342,389
Bank of America
5.518%, SOFRRATE + 1.738%, 10/25/35(A)	2,995,000	2,935,656
4.450%, 03/03/26	1,275,000	1,273,710
2.676%, U.S. SOFR + 1.930%, 06/19/41(A)	2,700,000	1,913,400
2.572%, SOFRRATE + 1.210%, 10/20/32(A)	650,000	563,654
Bank of Montreal
5.004%, SOFRINDX + 0.670%, 01/27/29(A)	575,000	583,033
Bank of New York Mellon
4.942%, SOFRRATE + 0.887%, 02/11/31(A)	1,440,000	1,462,744
4.729%, SOFRRATE + 1.135%, 04/20/29(A)	585,000	592,698
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(A)(C)	4,840,000	4,819,648

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Banque Federative du Credit Mutuel
5.538%, 01/22/30(B)	$1,420,000	$1,465,099
Barclays
5.690%, SOFRRATE + 1.740%, 03/12/30(A)	1,240,000	1,273,952
5.674%, SOFRRATE + 1.490%, 03/12/28(A)	3,130,000	3,189,192
5.367%, SOFRRATE + 1.230%, 02/25/31(A)	725,000	734,195
2.894%, H15T1Y + 1.300%, 11/24/32(A)	1,000,000	869,788
BGC Group
6.150%, 04/02/30(B)	305,000	303,381
Blackstone Private Credit Fund
6.000%, 01/29/32	255,000	252,435
2.625%, 12/15/26	2,845,000	2,729,289
Blackstone Secured Lending Fund
5.350%, 04/13/28	245,000	244,148
5.300%, 06/30/30	465,000	452,126
Blue Owl Capital
3.400%, 07/15/26	1,140,000	1,108,048
2.875%, 06/11/28	2,700,000	2,462,846
Blue Owl Credit Income
7.750%, 01/15/29	2,670,000	2,805,475
6.600%, 09/15/29(B)	555,000	560,295
Blue Owl Technology Finance II
6.750%, 04/04/29	585,000	585,476
BMW US Capital
5.400%, 03/21/35(B)	1,115,000	1,102,005
BNP Paribas
5.283%, SOFRRATE + 1.280%, 11/19/30(A)(B)	1,530,000	1,545,365
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	1,465,000	1,485,215
5.085%, SOFRRATE + 1.678%, 05/09/31(A)(B)	1,985,000	1,985,000
4.375%, 05/12/26(B)	250,000	248,370
1.675%, SOFRRATE + 0.912%, 06/30/27(A)(B)	2,450,000	2,367,666
Bush Foundation
2.754%, 10/01/50	1,000,000	632,223
Canadian Imperial Bank of Commerce
4.857%, SOFRRATE + 1.030%, 03/30/29(A)	1,475,000	1,486,644
Cantor Fitzgerald
7.200%, 12/12/28(B)	750,000	789,713
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/31(A)	775,000	862,389

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
6.377%, SOFRRATE + 2.860%, 06/08/34(A)	$1,490,000	$1,554,043
6.312%, SOFRRATE + 2.640%, 06/08/29(A)	350,000	364,372
6.183%, SOFRRATE + 2.036%, 01/30/36(A)	660,000	650,415
5.268%, SOFRRATE + 2.370%, 05/10/33(A)	1,320,000	1,297,349
4.927%, SOFRRATE + 2.057%, 05/10/28(A)	675,000	677,369
4.200%, 10/29/25	1,050,000	1,047,974
Cargill
5.125%, 02/11/35(B)	765,000	766,888
CBRE Services
5.500%, 06/15/35	415,000	412,531
CDP Financial MTN
1.000%, 05/26/26(B)	2,500,000	2,423,256
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	502,484
CGI
4.950%, 03/14/30(B)	1,275,000	1,279,675
Charles Schwab
5.375%, H15T5Y + 4.971%(A)(C)	4,830,000	4,813,998
4.000%, H15T5Y + 3.168%(A)(C)	4,030,000	3,902,606
Citibank
4.876%, SOFRRATE + 0.712%, 11/19/27(A)	2,915,000	2,933,978
Citigroup
8.125%, 07/15/39	785,000	970,997
5.950%, TSFR3M + 4.167%(A)(C)	4,480,000	4,472,900
4.600%, 03/09/26	40,000	39,982
4.450%, 09/29/27	1,920,000	1,914,236
4.000%, H15T5Y + 3.597%(A)(C)	2,085,000	2,038,930
3.400%, 05/01/26	330,000	326,813
2.666%, U.S. SOFR + 1.146%, 01/29/31(A)	2,205,000	2,002,760
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(A)	940,000	939,492
Citizens Financial Group
5.841%, SOFRRATE + 2.010%, 01/23/30(A)	1,190,000	1,218,148
5.253%, SOFRRATE + 1.259%, 03/05/31(A)	600,000	600,007
CME Group
4.400%, 03/15/30	1,470,000	1,481,834

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
CNH Industrial Capital
4.750%, 03/21/28	$505,000	$507,125
CNO Global Funding
4.875%, 12/10/27(B)	860,000	866,273
Commonwealth Bank of Australia NY
4.423%, 03/14/28	1,165,000	1,174,959
Community Preservation
2.867%, 02/01/30	2,400,000	2,181,725
Conservation Fund A Nonprofit
3.474%, 12/15/29	2,116,000	2,006,333
ContourGlobal Power Holdings
6.750%, 02/28/30(B)	500,000	505,956
Cooperatieve Rabobank UA
1.004%, H15T1Y + 0.730%, 09/24/26(A)(B)	444,000	437,364
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(A)	765,000	773,485
6.375%, H15T5Y + 2.646%, 09/15/54(A)	2,045,000	1,970,188
Council of Europe Development Bank
3.000%, 06/16/25	1,000,000	998,075
Credit Agricole
5.230%, SOFRRATE + 1.130%, 01/09/29(A)(B)	1,310,000	1,327,852
Crescent Energy Finance
7.625%, 04/01/32(B)	400,000	363,011
Daimler Truck Finance North America
5.625%, 01/13/35(B)	1,545,000	1,543,839
Danske Bank
5.019%, H15T1Y + 0.930%, 03/04/31(A)(B)	995,000	996,735
Deutsche Bank NY
1.686%, 03/19/26	2,500,000	2,438,814
DNB Bank
4.853%, SOFRRATE + 1.050%, 11/05/30(A)(B)	430,000	433,691
Element Fleet Management
5.037%, 03/25/30(B)	715,000	710,409
Enel Finance International
5.000%, 06/15/32(B)	1,100,000	1,085,741
European Investment Bank
3.750%, 02/14/33	2,500,000	2,450,562
3.250%, 11/15/27	1,800,000	1,781,971
2.125%, 04/13/26	1,000,000	983,311
0.875%, 05/17/30	3,500,000	3,029,492
0.625%, 10/21/27	5,000,000	4,644,834

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Fifth Third Bank
4.967%, SOFRRATE + 0.810%, 01/28/28(A)	$430,000	$432,436
Ford Foundation
2.815%, 06/01/70	5,065,000	2,808,649
Fortitude Group Holdings
6.250%, 04/01/30(B)	340,000	344,615
Foundry JV Holdco
6.200%, 01/25/37(B)	2,375,000	2,431,878
FS KKR Capital
6.875%, 08/15/29	275,000	278,885
6.125%, 01/15/30	565,000	554,549
GA Global Funding Trust
5.500%, 04/01/32(B)	915,000	920,790
4.400%, 09/23/27(B)	1,130,000	1,123,882
GATX
5.500%, 06/15/35	425,000	420,556
Glencore Funding
6.375%, 10/06/30(B)	390,000	415,425
5.893%, 04/04/54(B)	1,930,000	1,820,185
5.186%, 04/01/30(B)	505,000	510,517
Goldman Sachs Group
5.218%, SOFRRATE + 1.580%, 04/23/31(A)	1,955,000	1,988,590
5.049%, SOFRRATE + 1.210%, 07/23/30(A)	1,610,000	1,626,533
4.387%, SOFRRATE + 1.510%, 06/15/27(A)	2,500,000	2,495,651
4.017%, TSFR3M + 1.635%, 10/31/38(A)	2,310,000	1,966,460
Golub Capital BDC
6.000%, 07/15/29	810,000	811,232
2.500%, 08/24/26	3,530,000	3,396,085
Guardian Life Global Funding
4.798%, 04/28/30(B)	940,000	950,876
HA Sustainable Infrastructure Capital
6.375%, 07/01/34(B)	2,500,000	2,399,628
Hanwha Futureproof
4.750%, 04/30/28(B)	1,000,000	1,010,063
Harbour Energy
6.327%, 04/01/35(B)	430,000	408,510
HAT Holdings I
3.750%, 09/15/30(B)	1,000,000	878,411
HPS Corporate Lending Fund
5.450%, 01/14/28	1,425,000	1,422,691
HSBC Holdings
5.450%, SOFRRATE + 1.560%, 03/03/36(A)	2,045,000	2,028,618
5.130%, SOFRRATE + 1.040%, 11/19/28(A)	1,430,000	1,444,613

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Huntington Bancshares
5.272%, SOFRRATE + 1.276%, 01/15/31(A)	$285,000	$286,952
Hyundai Capital America
6.100%, 09/21/28(B)	1,005,000	1,038,687
5.150%, 03/27/30(B)	1,920,000	1,914,402
4.875%, 11/01/27(B)	435,000	435,043
ING Groep
4.858%, SOFRRATE + 1.010%, 03/25/29(A)	750,000	754,489
Inter-American Development Bank MTN
4.680%, SOFRINDX + 0.280%, 04/12/27(A)	1,500,000	1,500,075
3.500%, 04/12/33	2,500,000	2,390,320
1.125%, 01/13/31	2,500,000	2,147,461
International Bank for Reconstruction & Development
1.745%, 07/31/33(D)	2,500,000	2,515,333
0.750%, 08/26/30	2,500,000	2,128,873
0.000%, 03/31/27(E)	2,500,000	2,360,652
0.000%, 03/31/28(E)	1,000,000	978,934
International Development Association
4.500%, 02/12/35(B)	1,425,000	1,444,681
4.375%, 11/27/29(B)	2,125,000	2,169,680
0.875%, 04/28/26(B)	1,000,000	970,001
0.375%, 09/23/25	2,500,000	2,460,752
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	2,500,000	2,426,623
Jane Street Group
6.750%, 05/01/33(B)	935,000	939,709
JPMorgan Chase
7.625%, 10/15/26	75,000	78,520
5.294%, SOFRRATE + 1.460%, 07/22/35(A)	1,205,000	1,206,952
4.946%, SOFRRATE + 1.340%, 10/22/35(A)	1,235,000	1,204,306
4.032%, TSFR3M + 1.722%, 07/24/48(A)	830,000	654,120
3.328%, U.S. SOFR + 1.580%, 04/22/52(A)	2,075,000	1,425,296
2.956%, TSFR3M + 2.515%, 05/13/31(A)	4,200,000	3,834,232
2.522%, U.S. SOFR + 2.040%, 04/22/31(A)	725,000	655,093
KBC Group
4.932%, H15T1Y + 1.070%, 10/16/30(A)(B)	430,000	432,909
KeyCorp MTN
2.250%, 04/06/27	4,865,000	4,655,126

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Kreditanstalt fuer Wiederaufbau
4.375%, 02/28/34	$2,500,000	$2,524,533
1.750%, 09/14/29	2,500,000	2,300,928
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	2,500,000	2,152,712
Lloyds Banking Group
4.650%, 03/24/26	1,000,000	995,928
Low Income Investment Fund
3.711%, 07/01/29	2,500,000	2,374,796
LPL Holdings
5.150%, 06/15/30	840,000	841,413
LYB International Finance III
3.375%, 10/01/40	1,255,000	899,433
2.250%, 10/01/30	100,000	87,104
M&T Bank
5.385%, SOFRRATE + 1.610%, 01/16/36(A)	2,935,000	2,855,585
4.833%, SOFRRATE + 0.930%, 01/16/29(A)	2,500,000	2,503,388
Macquarie Airfinance Holdings
5.200%, 03/27/28(B)	600,000	599,092
Main Street Capital
6.500%, 06/04/27	815,000	828,131
Marex Group
6.404%, 11/04/29	635,000	648,122
Markel Group
6.000%, 05/16/54	1,080,000	1,069,844
Massachusetts Higher Education Assistance
2.673%, 07/01/31	500,000	433,762
MassMutual Global Funding II
4.950%, 01/10/30(B)	1,430,000	1,452,733
Mastercard
1.900%, 03/15/31	2,500,000	2,196,046
Mercedes-Benz Finance North America
4.900%, 11/15/27(B)	1,060,000	1,066,358
4.650%, 04/01/27(B)	1,870,000	1,874,507
Methanex US Operations
6.250%, 03/15/32(B)	640,000	605,713
MetLife
3.850%, H15T5Y + 3.576%(A)(C)	900,000	888,747
Mitsubishi HC Finance America
5.150%, 10/24/29(B)	1,105,000	1,119,902
Mitsubishi UFJ Financial Group
5.615%, H15T1Y + 1.270%, 04/24/36(A)	1,455,000	1,483,871
Mizuho Financial Group
5.748%, H15T1Y + 1.900%, 07/06/34(A)	1,650,000	1,700,711

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
5.098%, H15T1Y + 0.820%, 05/13/31(A)	$935,000	$948,174
Molex Electronic Technologies
5.250%, 04/30/32(B)	395,000	399,560
Morgan Stanley
5.664%, SOFRRATE + 1.757%, 04/17/36(A)	945,000	964,378
5.466%, SOFRRATE + 1.730%, 01/18/35(A)	1,585,000	1,601,105
5.230%, SOFRRATE + 1.108%, 01/15/31(A)	1,705,000	1,735,303
4.654%, SOFRRATE + 1.100%, 10/18/30(A)	1,380,000	1,374,208
4.431%, TSFR3M + 1.890%, 01/23/30(A)	475,000	471,421
3.217%, U.S. SOFR + 1.485%, 04/22/42(A)	1,610,000	1,185,381
3.125%, 07/27/26	250,000	246,488
2.239%, SOFRRATE + 1.178%, 07/21/32(A)	1,700,000	1,449,548
MSD Investment
6.250%, 05/31/30(B)	270,000	264,261
Mutual of Omaha Global Funding
5.000%, 04/01/30(B)	775,000	788,668
National Bank of Canada
4.500%, 10/10/29	935,000	929,557
National Community Renaissance of California
3.270%, 12/01/32	1,000,000	850,673
Nationstar Mortgage Holdings
6.500%, 08/01/29(B)	1,290,000	1,310,058
Nationwide Building Society
5.127%, 07/29/29(B)	1,075,000	1,092,616
NatWest Group
8.000%, USSW5 + 5.720%(A)(C)	2,390,000	2,396,324
5.808%, H15T1Y + 1.950%, 09/13/29(A)	3,355,000	3,468,974
5.778%, H15T1Y + 1.500%, 03/01/35(A)	1,910,000	1,943,112
4.964%, H15T1Y + 1.220%, 08/15/30(A)	580,000	581,968
1.642%, H15T1Y + 0.900%, 06/14/27(A)	1,750,000	1,691,886
NatWest Markets
4.789%, 03/21/28(B)	1,045,000	1,051,131
New Mountain Finance
6.200%, 10/15/27	550,000	549,436
New York Life Global Funding
4.600%, 12/05/29(B)	1,065,000	1,075,375

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
NHP Foundation
6.000%, 12/01/33	$1,000,000	$1,060,092
Nippon Life Insurance
6.500%, H15T5Y + 3.189%, 04/30/55(A)(B)	660,000	669,982
NLG Global Funding
5.400%, 01/23/30(B)	1,145,000	1,169,193
Novelis
6.875%, 01/30/30(B)	415,000	420,488
Nutrien
5.250%, 03/12/32	845,000	850,560
Oaktree Strategic Credit Fund
8.400%, 11/14/28	1,575,000	1,696,313
OneMain Finance
6.750%, 03/15/32	1,190,000	1,167,188
OPEC Fund for International Development MTN
4.500%, 01/26/26	2,500,000	2,503,092
Orbia Advance
7.500%, 05/13/35	685,000	680,404
OWS Cre Funding I
9.860%, US0001M + 4.900%, 09/15/25(A)(B)	3,125,941	3,112,840
Pacific Life Global Funding II
4.850%, 02/10/30(B)	1,440,000	1,457,467
PayPal Holdings
5.100%, 04/01/35	1,085,000	1,078,531
Principal Life Global Funding II
4.600%, 08/19/27(B)	485,000	487,494
Raizen Fuels Finance
6.950%, 03/05/54(B)	1,275,000	1,205,597
6.450%, 03/05/34(B)	575,000	571,594
RGA Global Funding
5.250%, 01/09/30(B)	645,000	658,869
Rockefeller Foundation
2.492%, 10/01/50	1,000,000	591,786
Royal Bank of Canada
5.153%, SOFRRATE + 1.030%, 02/04/31(A)	1,985,000	2,016,948
4.969%, SOFRRATE + 1.100%, 08/02/30(A)	25,000	25,287
RWE Finance US
6.250%, 04/16/54(B)	2,000,000	1,940,487
5.875%, 04/16/34(B)	700,000	711,776
Santander Holdings USA
5.741%, SOFRRATE + 1.878%, 03/20/31(A)	1,075,000	1,084,254
5.353%, SOFRRATE + 1.940%, 09/06/30(A)	2,125,000	2,130,456
3.244%, 10/05/26	3,020,000	2,955,549

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/31(A)	$945,000	$967,349
SBL Holdings
7.200%, 10/30/34(B)	835,000	781,957
SiriusPoint
7.000%, 04/05/29	755,000	781,659
Sitios Latinoamerica
6.000%, 11/25/29(B)	655,000	657,161
Sixth Street Lending Partners
6.500%, 03/11/29	765,000	776,950
Societe Generale MTN
6.221%, H15T1Y + 3.200%, 06/15/33(A)(B)	1,540,000	1,563,869
5.250%, 02/19/27(B)	1,175,000	1,183,365
Solar Star Funding
3.950%, 06/30/35(B)	855,090	804,888
Standard Chartered
6.228%, H15T1Y + 1.430%, 01/21/36(A)(B)	820,000	846,324
Starwood Property Trust
7.250%, 04/01/29‡(B)	750,000	776,423
6.500%, 10/15/30‡(B)	683,000	688,123
6.500%, 07/01/30‡(B)	380,000	382,072
State Street
4.834%, 04/24/30	620,000	628,023
4.729%, 02/28/30	490,000	495,073
Sumitomo Mitsui Financial Group
5.632%, 01/15/35	705,000	723,939
Synchrony Financial
5.935%, SOFRINDX + 2.130%, 08/02/30(A)	540,000	546,126
5.450%, SOFRRATE + 1.680%, 03/06/31(A)	360,000	358,486
Toronto-Dominion Bank
5.298%, 01/30/32	900,000	915,881
5.146%, H15T5Y + 1.500%, 09/10/34(A)	2,825,000	2,799,073
4.568%, 12/17/26	9,100,000	9,137,752
TotalEnergies Capital
5.275%, 09/10/54	680,000	626,579
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(A)	2,735,000	2,675,937
Truist Financial
4.950%, H15T5Y + 4.605%(A)(C)	3,885,000	3,856,326
Turkcell Iletisim Hizmetleri
7.650%, 01/24/32(B)	1,025,000	1,025,373

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
UBS Group
3.875%, H15T5Y + 3.098%(A)(B)(C)	$2,970,000	$2,865,651
UniCredit MTN
7.296%, USISDA05 + 4.914%, 04/02/34(A)(B)	2,400,000	2,509,928
Unum Group
6.750%, 12/15/28	465,000	491,231
US Bancorp
5.300%, TSFR3M + 3.176%(A)(C)	1,860,000	1,808,323
4.839%, SOFRRATE + 1.600%, 02/01/34(A)	1,438,000	1,396,565
US Bank
4.507%, SOFRRATE + 0.690%, 10/22/27(A)	1,405,000	1,405,291
USAA Capital
2.125%, 05/01/30(B)	5,000,000	4,510,274
Vale Overseas
6.400%, 06/28/54	880,000	849,607
Venture Global Plaquemines LNG
7.750%, 05/01/35(B)	364,000	373,758
Volkswagen Group of America Finance
5.800%, 03/27/35(B)	950,000	943,279
Weir Group
5.350%, 05/06/30(B)	665,000	666,766
Wells Fargo
6.303%, SOFRRATE + 1.790%, 10/23/29(A)	580,000	612,094
5.605%, SOFRRATE + 1.740%, 04/23/36(A)	1,295,000	1,313,239
5.198%, SOFRRATE + 1.500%, 01/23/30(A)	1,425,000	1,452,232
4.540%, SOFRRATE + 1.560%, 08/15/26(A)	1,500,000	1,498,759
3.900%, H15T5Y + 3.453%(A)(C)	2,160,000	2,121,475
3.350%, SOFRRATE + 1.500%, 03/02/33(A)	525,000	470,879
Western-Southern Global Funding
4.900%, 05/01/30(B)	280,000	282,065
WLB Asset II D Pte
6.500%, 12/21/26(B)	2,500,000	2,383,385
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,500,000	1,555,103
		385,615,635

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — 0.2%
Cardinal Health
5.000%, 11/15/29	$1,550,000	$1,573,861
Cigna Group
7.875%, 05/15/27	651,000	693,521
CVS Health
4.125%, 04/01/40	96,000	77,970
3.750%, 04/01/30	175,000	166,249
Owens & Minor
10.000%, 04/15/30(B)	635,000	655,207
Zimmer Biomet Holdings
5.050%, 02/19/30	1,335,000	1,354,955
Zoetis
4.500%, 11/13/25	600,000	599,639
		5,121,402
INDUSTRIALS — 0.7%
3M
4.800%, 03/15/30	870,000	877,827
AerCap Ireland Capital DAC
5.375%, 12/15/31	305,000	305,357
3.300%, 01/30/32	1,655,000	1,462,316
3.000%, 10/29/28	225,000	212,498
Ambipar Lux Sarl
9.875%, 02/06/31(B)	490,000	470,296
CRH America
3.875%, 05/18/25(B)	700,000	699,496
Family Forest Impact Foundation
5.500%, 07/01/32	1,250,000	1,237,303
JB Hunt Transport Services
4.900%, 03/15/30	805,000	812,023
Mileage Plus Holdings
6.500%, 06/20/27(B)	3,582,000	3,593,226
Nature Conservancy
3.957%, 03/01/52	2,485,000	1,956,151
Norfolk Southern
5.100%, 05/01/35	255,000	255,574
2.300%, 05/15/31	3,500,000	3,071,363
Penske Truck Leasing Lp
5.250%, 02/01/30(B)	865,000	877,963
Protective Life Global Funding
4.772%, 12/09/29(B)	965,000	971,952
Ryder System
5.000%, 03/15/30	425,000	428,100
4.850%, 06/15/30	475,000	475,459
Union Pacific Railroad Pass Through Trust
6.176%, 01/02/31	12,707	13,232
5.082%, 01/02/29	9,755	9,826
		17,729,962

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — 0.9%
Apple
3.000%, 06/20/27	$2,500,000	$2,456,147
Arrow Electronics
5.150%, 08/21/29	845,000	850,868
Dell International
6.020%, 06/15/26	102,000	103,163
5.000%, 04/01/30	405,000	406,771
4.850%, 02/01/35	615,000	579,276
HP
6.100%, 04/25/35	880,000	888,617
Intel
4.150%, 08/05/32	2,500,000	2,303,590
International Business Machines
4.800%, 02/10/30	1,155,000	1,167,498
Kyndryl Holdings
6.350%, 02/20/34	1,500,000	1,547,711
3.150%, 10/15/31	1,725,000	1,513,559
Microchip Technology
5.050%, 02/15/30	610,000	606,384
Micron Technology
6.050%, 11/01/35	405,000	410,097
5.800%, 01/15/35	960,000	956,333
Oracle
6.000%, 08/03/55	965,000	939,053
5.375%, 09/27/54	2,410,000	2,136,023
3.900%, 05/15/35	2,445,000	2,167,676
3.600%, 04/01/40	495,000	385,821
Tyco Electronics Group
5.000%, 05/09/35	595,000	587,173
4.625%, 02/01/30	1,025,000	1,031,010
VMware
1.400%, 08/15/26	525,000	503,777
		21,540,547
MATERIALS — 0.7%
Air Products and Chemicals
4.800%, 03/03/33	2,500,000	2,501,504
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)	1,030,000	1,061,301
Amcor Flexibles North America
4.800%, 03/17/28(B)	925,000	931,959
Cleveland-Cliffs
6.875%, 11/01/29(B)	990,000	958,644
Dow Chemical
9.400%, 05/15/39	166,000	211,171
5.550%, 11/30/48	35,000	31,219
5.150%, 02/15/34	2,000,000	1,960,702
Eastman Chemical
5.000%, 08/01/29	480,000	482,997

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
FMG Resources August 2006 Pty
6.125%, 04/15/32(B)	$2,500,000	$2,463,761
Freeport-McMoRan
5.250%, 09/01/29	1,532,000	1,544,421
Inversiones CMPC
6.125%, 06/23/33(B)	1,060,000	1,076,075
LD Celulose International GmbH
7.950%, 01/26/32(B)	375,000	385,266
Nucor
5.100%, 06/01/35	1,375,000	1,347,082
Smurfit Kappa Treasury ULC
5.438%, 04/03/34(B)	2,250,000	2,253,258
Smurfit Westrock Financing DAC
5.418%, 01/15/35(B)	800,000	800,103
		18,009,463
REAL ESTATE — 0.4%
American Tower
2.950%, 01/15/51‡	1,790,000	1,112,799
Boston Properties
3.250%, 01/30/31‡	3,325,000	2,990,478
ERP Operating
4.150%, 12/01/28‡	3,672,000	3,650,512
Extra Space Storage
5.700%, 04/01/28‡	250,000	257,879
5.400%, 06/15/35‡	905,000	887,193
Host Hotels & Resorts
5.700%, 07/01/34‡	1,525,000	1,498,960
		10,397,821
UTILITIES — 3.3%
Alabama Power
3.700%, 12/01/47	1,845,000	1,379,146
Avangrid
3.800%, 06/01/29	2,500,000	2,418,958
California Buyer
6.375%, 02/15/32(B)	675,000	662,624
CenterPoint Energy
6.700%, H15T5Y + 2.586%, 05/15/55(A)	850,000	838,726
CenterPoint Energy Houston Electric
4.800%, 03/15/30	645,000	654,594
3.350%, 04/01/51	2,600,000	1,785,349
Consolidated Edison of New York
4.450%, 03/15/44	965,000	819,850
Continental Wind
6.000%, 02/28/33(B)	2,254,356	2,333,711
Dominion Energy
5.450%, 03/15/35	1,655,000	1,644,801

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
2.250%, 08/15/31	$4,650,000	$3,970,758
Dominion Energy South Carolina
6.250%, 10/15/53	935,000	987,178
Electricite de France
3.625%, 10/13/25(B)	1,000,000	994,478
Entergy Mississippi
5.800%, 04/15/55	2,125,000	2,078,732
Essential Utilities
4.800%, 08/15/27	570,000	573,750
Georgia Power
3.250%, 03/15/51	3,368,000	2,237,354
National Rural Utilities Cooperative Finance
4.150%, 12/15/32	5,220,000	4,929,778
New York State Electric & Gas
5.850%, 08/15/33(B)	2,500,000	2,593,785
5.300%, 08/15/34(B)	1,000,000	1,000,388
2.150%, 10/01/31(B)	3,240,000	2,741,779
NextEra Energy Capital Holdings
5.900%, 03/15/55	585,000	570,000
4.625%, 07/15/27	100,000	100,623
Niagara Mohawk Power
1.960%, 06/27/30(B)	3,500,000	3,053,255
NRG Energy
7.000%, 03/15/33(B)	2,035,000	2,192,562
NSTAR Electric
4.850%, 03/01/30	370,000	374,679
3.100%, 06/01/51	175,000	114,175
Oklahoma Gas and Electric
5.800%, 04/01/55	455,000	448,299
Oncor Electric Delivery
4.150%, 06/01/32	2,500,000	2,387,834
0.550%, 10/01/25	1,084,000	1,065,975
Pacific Gas and Electric
6.700%, 04/01/53	5,000,000	5,045,026
6.150%, 03/01/55	895,000	842,758
4.950%, 07/01/50	2,315,000	1,864,795
PECO Energy
4.150%, 10/01/44	1,015,000	838,162
3.000%, 09/15/49	1,810,000	1,173,674
PG&E Recovery Funding
5.529%, 06/01/49	2,500,000	2,459,085
5.231%, 06/01/42	1,000,000	989,092
Public Service Electric and Gas MTN
5.125%, 03/15/53	1,250,000	1,157,766
4.650%, 03/15/33	2,595,000	2,564,959
3.100%, 03/15/32	4,500,000	4,055,451
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,018,518

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
2.950%, 08/15/51	$2,500,000	$1,535,681
SCE Recovery Funding
5.112%, 12/15/47	300,000	273,300
Sempra
6.550%, H15T5Y + 2.138%, 04/01/55(A)	1,035,000	942,450
Southern
3.750%, H15T5Y + 2.915%, 09/15/51(A)	1,450,000	1,403,948
Southern California Edison
5.250%, 03/15/30	135,000	135,717
3.650%, 06/01/51	3,000,000	2,013,913
3.450%, 02/01/52	2,530,000	1,608,411
2.750%, 02/01/32	2,500,000	2,129,964
Union Electric
3.900%, 04/01/52	2,195,000	1,648,885
XPLR Infrastructure Operating Partners
8.375%, 01/15/31(B)	1,080,000	1,083,000
		79,737,696
Total Corporate Obligations
(Cost $683,439,154)		666,987,393

MORTGAGE-BACKED SECURITIES — 27.9%

Agency Mortgage-Backed Obligations — 23.3%
FHLMC
7.505%, RFUCCT1Y + 1.630%, 07/01/44 (A)	$16,435	$16,804
7.316%, RFUCCT1Y + 1.609%, 10/01/44 (A)	31,270	32,243
7.306%, RFUCCT1Y + 1.785%, 10/01/41 (A)	3,995	4,121
7.292%, RFUCCT1Y + 1.788%, 08/01/42 (A)	2,194	2,273
7.203%, RFUCCT1Y + 1.607%, 11/01/44 (A)	222,305	229,920
7.149%, RFUCCT1Y + 1.876%, 01/01/42 (A)	24,132	25,066
7.035%, RFUCCT1Y + 2.035%, 09/01/37 (A)	1,623	1,658
7.013%, RFUCCT1Y + 1.770%, 11/01/39 (A)	47,985	49,499
7.005%, RFUCCT1Y + 1.630%, 05/01/44 (A)	698	706
7.000%, 02/01/54	1,609,421	1,682,201
7.000%, 11/01/32	133,470	139,470
7.000%, 10/01/32	4,726	4,966
7.000%, 09/01/32	8,322	8,696
7.000%, 07/01/32	1,963	2,054
7.000%, 06/01/32	33,764	35,543

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.990%, RFUCCT1Y + 1.616%, 11/01/44 (A)	$21,137	$21,798
6.943%, RFUCCT1Y + 1.630%, 01/01/45 (A)	12,017	12,393
6.933%, RFUCCT1Y + 1.655%, 08/01/44 (A)	201,854	208,598
6.906%, RFUCCT1Y + 1.632%, 05/01/46 (A)	13,089	13,488
6.739%, RFUCCT1Y + 1.693%, 04/01/38 (A)	74,467	76,922
6.727%, RFUCCT1Y + 1.966%, 04/01/40 (A)	1,223	1,253
6.677%, RFUCCT1Y + 1.625%, 12/01/45 (A)	100,483	103,446
6.604%, RFUCCT1Y + 1.613%, 01/01/44 (A)	21,519	22,150
6.599%, RFUCCT1Y + 1.724%, 04/01/36 (A)	4,960	5,059
6.596%, RFUCCT1Y + 1.630%, 02/01/45 (A)	121,401	125,463
6.553%, RFUCCT1Y + 1.630%, 02/01/45 (A)	10,528	10,872
6.500%, 01/01/54	1,672,379	1,730,459
6.500%, 01/01/38	574	599
6.500%, 11/01/37	1,071	1,099
6.500%, 09/01/37	13,122	13,456
6.500%, 08/01/37	1,915	1,995
6.500%, 12/01/32	47,861	50,268
6.500%, 12/01/31	1,228	1,275
6.458%, RFUCCT1Y + 1.630%, 02/01/45 (A)	44,413	45,695
6.455%, RFUCCT1Y + 1.630%, 12/01/44 (A)	30,391	31,241
6.410%, RFUCCT1Y + 1.650%, 04/01/43 (A)	27,888	28,551
6.368%, RFUCCT1Y + 1.630%, 01/01/45 (A)	74,037	75,914
6.000%, 08/01/54	4,456,000	4,521,665
6.000%, 08/01/53	1,015,342	1,033,944
6.000%, 07/01/53	1,112,904	1,130,995
6.000%, 05/01/39	28,459	29,791
6.000%, 04/01/39	14,168	14,642
6.000%, 02/01/39	11,161	11,682
6.000%, 09/01/38	7,674	8,002
6.000%, 06/01/38	2,840	2,860
6.000%, 11/01/36	19,689	20,532
6.000%, 12/01/33	7,212	7,494
5.500%, 12/01/54	4,178,164	4,165,540
5.500%, 06/01/54	1,551,280	1,568,202
5.500%, 06/01/53	1,655,365	1,667,981
5.500%, 06/01/37	465	464
5.500%, 01/01/35	57,130	58,640
5.000%, 03/01/54	9,834,698	9,659,966
5.000%, 06/01/53	4,500,000	4,408,164

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
5.000%, 04/01/34	$4,061	$4,123
4.500%, 09/01/53	3,595,523	3,457,349
4.500%, 09/01/48	560,408	546,321
4.500%, 03/01/47	392,049	382,762
4.500%, 03/01/46	70,417	68,897
4.500%, 11/01/45	142,873	139,935
4.500%, 02/01/45	503,477	488,929
4.500%, 10/01/44	20,651	20,234
4.500%, 08/01/44	360,967	353,921
4.500%, 07/01/44	99,551	97,649
4.500%, 03/01/44	9,412	9,229
4.500%, 01/01/44	82,010	80,476
4.500%, 12/01/43	72,977	71,560
4.500%, 11/01/43	8,505	8,422
4.500%, 05/01/42	34,611	33,370
4.500%, 09/01/41	111,991	110,937
4.500%, 07/01/41	15,699	15,553
4.500%, 05/01/41	33,141	32,832
4.500%, 04/01/40	45,590	45,226
4.500%, 12/01/33	13,269	13,407
4.500%, 06/01/31	11,568	11,676
4.500%, 06/01/26	66	66
4.500%, 02/01/26	874	874
4.250%, 09/01/42	850,561	816,749
4.185%, SOFR30A + 2.278%, 09/01/52 (A)	803,129	790,670
4.000%, 01/01/52	967,303	903,326
4.000%, 05/01/46	603,878	572,287
4.000%, 07/01/34	47,384	47,126
4.000%, 10/01/31	25,675	25,596
3.500%, 07/01/52	8,374,576	7,578,514
3.500%, 04/01/52	10,404,104	9,408,513
3.500%, 02/01/52	463,254	420,063
3.500%, 01/01/52	2,672,787	2,427,302
3.500%, 04/01/51	2,454,190	2,225,199
3.500%, 04/01/37	319,439	310,362
3.000%, 06/01/52	4,542,247	3,954,374
3.000%, 03/01/52	1,168,937	1,029,160
3.000%, 11/01/50	1,565,912	1,374,786
3.000%, 02/01/50	6,446,857	5,669,507
2.500%, 05/01/52	2,426,756	2,047,205
2.500%, 07/01/50	4,399,661	3,697,354
2.500%, 01/01/36	824,933	772,421
2.000%, 06/01/52	4,420,306	3,509,223
2.000%, 04/01/52	1,689,745	1,341,500
2.000%, 03/01/52	4,258,774	3,420,883
2.000%, 01/01/52	1,305,871	1,048,641
2.000%, 04/01/51	3,204,785	2,553,786
2.000%, 12/01/50	3,298,262	2,656,947
2.000%, 11/01/50	1,209,156	976,076
2.000%, 09/01/50	11,299,874	9,039,194
2.000%, 07/01/50	4,900,590	3,953,164
2.000%, 02/01/42	1,544,346	1,319,635

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FHLMC Multiclass Certificates Series, Ser 2024-P016, Cl A2
4.760%, 09/25/33 (A)	$2,500,000	$2,520,631
FHLMC Multifamily ML Certificates
1.877%, 07/25/37	1,604,410	1,287,653
1.219%, 07/25/41 (A)(B)	9,764,144	881,837
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A
4.013%, 04/15/37	1,210,000	1,166,268
FHLMC Multifamily Variable Rate Certificate, Ser ML-14
4.050%, 08/25/38	682,902	647,630
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.639%, 07/25/32 (A)	16,998	15,956
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.359%, 07/25/33 (A)	153,397	147,655
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43 (A)	105,820	109,464
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42 (A)	39,805	41,395
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	308,371	320,476
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	17,567	18,538
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	17,717	18,072
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	6,419	6,592
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	29,321	30,410
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	117,722	122,879
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	31,198	31,899
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	90,798	94,952
FHLMC, Ser 2006-3185, Cl GT
6.000%, 07/15/26	7,670	7,692
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,345	2,368

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FHLMC, Ser 2013-299, Cl F1
4.959%, SOFR30A + 0.614%, 01/15/43 (A)	$124,352	$122,283
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43 (A)	94,776	93,810
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44 (A)	173,732	172,996
FHLMC, Ser 2015-4440, Cl ZD
2.500%, 02/15/45	3,273,797	2,897,372
FHLMC, Ser 2021-5092, Cl BC
2.500%, 06/25/36	82,225	81,643
FHLMC, Ser 2021-5133, Cl BD
3.000%, 07/25/41	2,222,285	2,061,208
FNMA
7.531%, RFUCCT1Y + 1.815%, 07/01/41 (A)	32,022	33,118
7.364%, RFUCCT1Y + 1.590%, 07/01/44 (A)	77,832	80,321
7.326%, RFUCCT1Y + 1.686%, 11/01/36 (A)	4,791	4,858
7.300%, H15T1Y + 2.300%, 08/01/34 (A)	6,332	6,492
7.298%, RFUCCT1Y + 1.470%, 06/01/35 (A)	2,449	2,495
7.190%, RFUCCT1Y + 1.580%, 09/01/44 (A)	997	1,025
7.188%, RFUCCT1Y + 1.561%, 06/01/44 (A)	35,853	36,964
7.159%, RFUCCT1Y + 1.790%, 06/01/38 (A)	3,314	3,434
7.110%, RFUCCT1Y + 1.610%, 10/01/47 (A)	88,617	90,958
7.056%, H15T1Y + 1.999%, 09/01/34 (A)	350	359
7.054%, RFUCCT1Y + 1.580%, 09/01/47 (A)	93,015	95,971
7.000%, 12/01/37	177	188
7.000%, 08/01/32	84,914	88,640
7.000%, 11/01/29	24,443	25,516
6.935%, RFUCCT1Y + 1.460%, 05/01/35 (A)	16,672	17,187
6.879%, RFUCCT1Y + 1.554%, 01/01/45 (A)	16,780	17,304
6.863%, RFUCCT1Y + 1.698%, 04/01/44 (A)	56,334	58,481
6.807%, RFUCCT1Y + 1.580%, 04/01/44 (A)	79,217	81,910
6.769%, RFUCCT1Y + 1.579%, 08/01/43 (A)	2,708	2,783
6.744%, RFUCCT1Y + 1.577%, 10/01/44 (A)	99,767	103,008
6.723%, RFUCCT1Y + 1.566%, 05/01/44 (A)	37,444	38,686

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.714%, RFUCCT1Y + 1.786%, 12/01/39 (A)	$9,261	$9,507
6.683%, RFUCCT1Y + 1.568%, 05/01/45 (A)	165,619	170,838
6.642%, RFUCCT1Y + 1.580%, 11/01/44 (A)	12,016	12,398
6.583%, RFUCCT1Y + 1.583%, 02/01/44 (A)	13,292	13,762
6.582%, RFUCCT1Y + 1.685%, 06/01/42 (A)	5,384	5,518
6.507%, RFUCCT1Y + 1.551%, 02/01/44 (A)	6,933	7,167
6.500%, 01/01/49	4,942	5,217
6.500%, 10/01/39	29,309	30,832
6.500%, 08/01/39	12,774	13,324
6.500%, 10/01/38	10,412	10,938
6.500%, 03/01/38	3,282	3,403
6.500%, 02/01/38	2,896	3,028
6.500%, 12/01/37	11,354	11,989
6.500%, 11/01/37	733	773
6.500%, 03/01/35	123,258	129,202
6.500%, 05/01/33	1,578	1,637
6.500%, 12/01/32	5,950	6,258
6.500%, 08/01/32	14,340	14,850
6.444%, RFUCCT1Y + 1.590%, 12/01/44 (A)	78,396	80,900
6.425%, RFUCCT1Y + 1.550%, 02/01/44 (A)	624	638
6.409%, RFUCCT1Y + 1.564%, 01/01/44 (A)	51,212	52,573
6.225%, RFUCCT1Y + 1.600%, 12/01/44 (A)	16,677	17,181
6.000%, 07/01/39	45,900	47,822
6.000%, 05/01/38	24,620	25,745
6.000%, 08/01/37	58,961	61,217
6.000%, 07/01/37	16,520	17,223
6.000%, 03/01/37	7,702	8,053
6.000%, 09/01/36	41,097	42,807
6.000%, 03/01/36	4,928	5,112
6.000%, 11/01/35	8,146	8,465
6.000%, 07/01/35	3,458	3,601
6.000%, 04/01/35	35,235	36,805
6.000%, 04/01/34	8,491	8,805
6.000%, 03/01/34	123,015	127,872
6.000%, 12/01/33	2,233	2,317
6.000%, 11/01/33	2,265	2,330
6.000%, 12/01/32	2,774	2,889
5.653%, RFUCCT1Y + 1.653%, 05/01/46 (A)	21,717	22,216
5.500%, 09/01/53	1,870,508	1,883,561
5.500%, 02/01/38	2,111	2,130
5.500%, 04/01/37	81,759	83,721
5.500%, 09/01/36	6,987	7,159
5.500%, 10/01/35	36,510	37,386

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
5.500%, 04/01/35	$106,339	$110,112
5.500%, 11/01/33	4,213	4,315
5.500%, 06/01/33	23,304	23,896
5.500%, 11/01/29	2,755	2,799
5.000%, 11/01/54	2,005,340	1,977,351
5.000%, 06/01/52	1,317,568	1,300,798
5.000%, 03/01/49	154,465	153,368
5.000%, 12/01/48	129,017	128,567
5.000%, 08/01/40	11,476	11,561
5.000%, 09/01/39	31,465	31,735
4.500%, 03/01/52	287,267	275,017
4.500%, 06/01/48	238,158	231,446
4.500%, 07/01/47	72,145	71,025
4.500%, 02/01/46	492,255	486,654
4.500%, 09/01/45	40,267	39,381
4.500%, 02/01/45	172,637	169,197
4.500%, 10/01/44	21,458	20,946
4.500%, 09/01/43	6,085	5,964
4.500%, 01/01/43	429,274	420,475
4.500%, 07/01/42	158,971	157,229
4.500%, 01/01/42	47,072	46,639
4.500%, 12/01/41	23,653	23,316
4.500%, 11/01/41	21,355	21,083
4.500%, 09/01/41	10,919	10,696
4.500%, 08/01/41	11,684	11,512
4.500%, 05/01/41	803,337	793,519
4.500%, 06/01/36	17,777	17,610
4.500%, 09/01/31	27,475	27,680
4.500%, 06/01/31	7,948	8,010
4.500%, 01/01/31	66,891	67,069
4.500%, 08/01/26	7,609	7,594
4.000%, 01/01/57	5,354,719	4,990,462
4.000%, 10/01/52	2,327,950	2,177,985
4.000%, 08/01/52	1,179,167	1,102,818
4.000%, 04/01/52	1,452,093	1,364,395
4.000%, 10/01/51	1,285,816	1,205,236
4.000%, 04/01/48	1,396,599	1,320,906
4.000%, 03/01/46	3,065,162	2,918,424
4.000%, 01/01/37	267,400	264,811
4.000%, 11/01/35	47,097	46,727
4.000%, 01/01/35	807,790	802,247
4.000%, 10/01/34	371,804	369,135
4.000%, 06/01/34	451,902	447,271
4.000%, 03/01/34	180,356	179,208
4.000%, 11/01/33	295,780	293,991
4.000%, 10/01/33	36,577	36,143
4.000%, 10/01/32	32,925	32,670
4.000%, 09/01/31	94,060	93,668
4.000%, 12/01/30	135,489	135,023
4.000%, 11/01/30	97,371	97,036
3.717%, SOFR30A + 2.238%, 10/01/52 (A)	3,018,649	2,942,163

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
3.674%, RFUCCT1Y + 1.620%, 11/01/48 (A)	$205,356	$208,929
3.500%, 05/01/52	3,809,195	3,438,449
3.500%, 04/01/52	6,512,216	5,923,223
3.500%, 03/01/52	1,657,963	1,501,822
3.500%, 01/01/52	1,874,472	1,702,864
3.500%, 11/01/51	1,098,129	994,434
3.500%, 04/01/37	280,630	272,006
3.500%, 02/01/31	310,592	307,316
3.500%, 12/01/29	107,506	106,357
3.081%, RFUCCT1Y + 1.602%, 10/01/48 (A)	88,168	90,329
3.000%, 05/01/52	879,400	769,168
3.000%, 04/01/52	2,860,890	2,517,381
3.000%, 03/01/52	1,423,836	1,244,816
3.000%, 11/01/51	1,942,925	1,705,804
3.000%, 08/01/50	1,580,769	1,410,965
3.000%, 07/01/50	960,811	845,087
3.000%, 04/01/50	1,451,565	1,277,114
2.500%, 04/01/52	4,357,644	3,662,670
2.500%, 03/01/52	1,538,824	1,297,848
2.500%, 02/01/52	5,341,152	4,472,896
2.500%, 01/01/52	4,116,301	3,434,020
2.500%, 10/01/51	1,594,424	1,326,052
2.500%, 08/01/51	2,858,606	2,412,114
2.500%, 07/01/51	2,510,497	2,098,205
2.500%, 02/01/51	1,670,289	1,407,544
2.500%, 01/01/51	1,045,115	884,438
2.500%, 11/01/50	5,226,724	4,405,273
2.500%, 10/01/50	7,029,173	5,912,896
2.500%, 07/01/50	8,486,831	7,140,299
2.500%, 03/01/43	1,621,847	1,425,278
2.500%, 06/01/42	2,679,400	2,354,664
2.500%, 10/01/41	1,203,790	1,065,558
2.500%, 05/01/41	796,831	703,701
2.000%, 12/01/51	1,524,408	1,210,928
2.000%, 11/01/51	6,212,631	4,956,882
2.000%, 10/01/51	3,004,570	2,424,581
2.000%, 09/01/51	1,468,571	1,182,925
2.000%, 08/01/51	1,635,768	1,307,371
2.000%, 02/01/51	1,101,438	885,179
2.000%, 01/01/51	2,822,766	2,274,113
2.000%, 12/01/50	461,838	372,077
2.000%, 10/01/50	1,590,427	1,276,119
2.000%, 08/01/50	668,013	537,903
2.000%, 09/01/36	1,081,622	988,812
1.500%, 10/01/50	1,675,441	1,263,590
FNMA Grantor Trust, Ser 2000-T6, Cl A1
7.500%, 11/25/40	11,765	11,700
FNMA Grantor Trust, Ser 2001-T1, Cl A1
7.500%, 10/25/40	99,051	99,727

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA Grantor Trust, Ser 2001-T10, Cl A1
7.000%, 12/25/41	$61,499	$62,816
FNMA Grantor Trust, Ser 2001-T12, Cl A1
6.500%, 08/25/41	2,162	2,188
FNMA Grantor Trust, Ser 2001-T3, Cl A1
7.500%, 11/25/40	5,944	6,059
FNMA Grantor Trust, Ser 2001-T4, Cl A1
7.500%, 07/25/41	29,463	29,925
FNMA Grantor Trust, Ser 2001-T7, Cl A1
7.500%, 02/25/41	1,364	1,444
FNMA Grantor Trust, Ser 2001-T8, Cl A1
7.500%, 07/25/41	3,544	3,599
FNMA Grantor Trust, Ser 2004-T1, Cl 1A2
6.500%, 01/25/44	907	934
FNMA or FHLMC
3.000%, 05/15/55	1,000,000	865,191
FNMA REMIC Trust, Ser 2001-W3, Cl A
4.527%, 09/25/41 (A)	52,540	52,732
FNMA REMIC Trust, Ser 2002-W6, Cl 2A
7.500%, 06/25/42 (A)	4,146	4,154
FNMA REMIC Trust, Ser 2002-W6, Cl 2A1
7.000%, 06/25/42 (A)	4,146	4,128
FNMA REMIC Trust, Ser 2003-W4, Cl 3A
4.630%, 10/25/42 (A)	48,511	52,051
FNMA REMIC Trust, Ser 2003-W4, Cl 4A
5.244%, 10/25/42 (A)	19,094	19,561
FNMA Trust, Ser 2003-W2, Cl 1A3
7.500%, 07/25/42	5,870	6,157
FNMA Trust, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	8,525	8,861
FNMA Trust, Ser 2004-W2, Cl 5A
7.500%, 03/25/44	2,957	3,072
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	19,871	20,477
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	7,216	7,341
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	50,656	51,537

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA, Ser 2007-104, Cl ZE
6.000%, 08/25/37	$12,503	$12,975
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	2,736	2,810
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	4,335	4,667
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	117,006	115,287
FNMA, Ser 2010-49, Cl ZJ
4.500%, 05/25/40	35,789	35,844
FNMA, Ser 2013-128, Cl CF
5.068%, SOFR30A + 0.714%, 12/25/43 (A)	211,230	210,302
FNMA, Ser 2014-1, Cl KF
5.068%, SOFR30A + 0.714%, 02/25/44 (A)	299,000	295,138
FNMA, Ser 2014-54, Cl CP
3.500%, 09/25/44	2,334,900	2,162,985
FNMA, Ser 2020-45, Cl HD
3.500%, 07/25/40	1,560,828	1,485,392
FNMA, Ser 2020-61, Cl NI, IO
3.500%, 09/25/50	1,680,189	273,721
FNMA, Ser M1G, Cl A2
1.517%, 11/25/30 (A)	3,100,000	2,670,787
FNMA, Ser M3G, Cl A2
1.286%, 01/25/31 (A)	2,000,000	1,703,965
GNMA
7.000%, 12/15/29	424	441
6.500%, 05/15/29	672	691
6.000%, 02/20/55	7,108,979	7,199,732
6.000%, 01/20/55	12,599,416	12,755,343
6.000%, 12/20/54	5,107,123	5,168,084
6.000%, 11/20/54	12,893,058	13,048,840
6.000%, 10/20/54	8,527,389	8,629,175
6.000%, 09/20/54	18,792,242	19,021,713
6.000%, 08/20/54	27,382,085	27,714,878
6.000%, 07/20/54	17,309,031	17,515,632
6.000%, 06/20/54	7,014,436	7,111,134
6.000%, 05/20/54	7,335,221	7,441,968
6.000%, 04/20/54	14,589,576	14,805,971
6.000%, 02/20/54	17,681,524	17,945,389
6.000%, 12/20/53	3,864,313	3,926,377
6.000%, 11/20/53	6,314,430	6,422,223
6.000%, 10/20/53	4,423,301	4,496,534
5.500%, 09/20/54	4,046,623	4,042,062
5.500%, 02/20/53	1,683,035	1,686,048
5.000%, 12/20/53	8,236,370	8,074,673
5.000%, 02/20/53	583,050	572,442
5.000%, 11/20/52	2,964,214	2,911,245
4.500%, 12/20/52	2,036,092	1,954,659
4.500%, 10/20/52	4,355,557	4,185,386
4.500%, 09/20/52	948,040	913,068
4.500%, 08/20/52	5,488,790	5,274,343

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
4.000%, 09/20/52	$1,898,215	$1,771,615
4.000%, 08/20/52	9,193,739	8,580,579
4.000%, 04/20/52	98,478	92,020
4.000%, 03/20/52	101,797	95,169
4.000%, 02/20/52	1,430,450	1,338,725
4.000%, 01/20/52	1,085,055	1,016,040
4.000%, 12/20/48	1,166,789	1,094,610
3.500%, 08/20/52	12,365,886	11,246,971
3.500%, 07/20/52	1,654,125	1,504,080
3.500%, 04/20/52	3,909,364	3,555,558
3.500%, 03/20/52	1,752,052	1,595,569
3.500%, 02/20/52	1,272,760	1,160,266
3.500%, 01/20/52	1,350,000	1,226,686
3.500%, 06/20/51	1,335,120	1,219,757
3.500%, 01/20/50	844,291	779,470
3.500%, 10/20/49	2,507,175	2,268,377
3.000%, 03/20/52	1,862,364	1,649,434
3.000%, 01/20/52	2,850,372	2,520,706
3.000%, 12/20/51	4,948,386	4,375,481
3.000%, 10/20/51	1,644,625	1,456,752
3.000%, 07/20/51	2,298,858	2,036,793
3.000%, 05/20/51	1,058,676	938,051
2.500%, 03/20/53	3,618,881	3,087,838
2.500%, 07/20/52	1,317,349	1,120,972
2.500%, 04/20/52	2,277,406	1,937,793
2.500%, 03/20/52	2,858,507	2,422,007
2.500%, 08/20/51	1,402,984	1,195,879
2.500%, 05/20/51	726,330	619,367
2.500%, 03/20/51	2,541,528	2,167,044
2.500%, 12/20/50	1,399,073	1,170,473
2.000%, 10/20/51	1,565,444	1,277,587
2.000%, 01/20/51	1,993,823	1,626,936
2.000%, 12/20/50	1,403,605	1,130,544
2.000%, 11/20/50	3,111,698	2,539,122
GNMA, Ser 2012-98, Cl BM
4.902%, 08/20/42 (A)	175,264	179,037
GNMA, Ser 2015-142, Cl KI, IO
4.500%, 04/20/45	1,857,433	313,500
GNMA, Ser 2016-84, Cl IB, IO
4.500%, 11/16/45	1,825,498	333,234
GNMA, Ser 2017-H17, Cl FQ
5.581%, TSFR12M + 0.985%, 09/20/67 (A)	981,526	990,123
GNMA, Ser 2017-H22, Cl FH
4.753%, TSFR12M + 0.935%, 11/20/67 (A)	631,277	634,623
GNMA, Ser 2017-H24, Cl FQ
5.106%, TSFR12M + 0.915%, 11/20/67 (A)	636,888	641,442
GNMA, Ser 2018-H04, Cl FK
4.914%, TSFR12M + 0.755%, 03/20/68 (A)	759,642	760,021

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
GNMA, Ser 2018-H05, Cl CF
4.934%, TSFR12M + 0.775%, 03/20/68 (A)	$875,108	$876,077
GNMA, Ser 2018-H05, Cl FE
4.944%, TSFR12M + 0.785%, 02/20/68 (A)	300,181	302,145
GNMA, Ser 2019-20, Cl IC, IO
5.000%, 02/20/49	1,663,692	356,186
GNMA, Ser 2019-H09, Cl FG
6.092%, TSFR12M + 1.065%, 05/20/69 (A)	303,043	305,403
GNMA, Ser 2019-H16, Cl CF
5.139%, TSFR1M + 0.814%, 10/20/69 (A)	280,721	280,104
GNMA, Ser 2020-H01, Cl FV
5.089%, TSFR1M + 0.764%, 01/20/70 (A)	3,391,116	3,377,324
GNMA, Ser 2020-H02, Cl FB
5.039%, TSFR1M + 0.714%, 01/20/70 (A)	446,791	443,327
GNMA, Ser 2022-H04, Cl FG
4.900%, SOFR30A + 0.550%, 02/20/67 (A)	1,291,827	1,288,691
GNMA, Ser 2022-H08, Cl FE
5.094%, SOFR30A + 0.750%, 03/20/72 (A)	1,912,107	1,897,348
GNMA, Ser 2022-H09, Cl FA
5.020%, SOFR30A + 0.670%, 04/20/72 (A)	1,998,431	1,972,125
GNMA, Ser 2022-H11, Cl EF
5.320%, SOFR30A + 0.970%, 05/20/72 (A)	2,396,586	2,404,843
GNMA, Ser 2023-H04, Cl FC
5.200%, SOFR30A + 0.850%, 01/20/73 (A)	1,959,147	1,947,691
GNMA, Ser 2023-H13, Cl FJ
5.770%, SOFR30A + 1.420%, 02/20/73 (A)	1,207,112	1,228,406
GNMA, Ser 29, Cl AE
3.500%, 05/16/64 (A)	2,924,319	2,805,403
		552,479,420
Non-Agency Mortgage-Backed Obligations — 4.6%
BANK5, Ser 5YR10, Cl D
4.000%, 10/15/57 (B)	2,100,000	1,825,111
BANK5, Ser 5YR12, Cl D
4.000%, 12/15/57 (B)	1,160,000	990,907
BANK5, Ser 5YR14, Cl C
6.463%, 04/15/58 (A)	1,551,000	1,536,003
Barclays Commercial Mortgage Trust, Ser 2019-C4, Cl C
3.469%, 08/15/52	1,300,000	1,087,531

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
5.241%, TSFR1M + 0.919%, 03/15/37 (A)(B)	$1,840,000	$1,731,906
BBCMS Mortgage Trust, Ser 2023-C19, Cl C
6.596%, 04/15/56 (A)	590,000	560,174
BBCMS Mortgage Trust, Ser 5C27, Cl C
6.700%, 07/15/57 (A)	2,100,000	2,137,272
BBCMS Mortgage Trust, Ser C17, Cl C
5.450%, 09/15/55 (A)	2,200,000	2,061,322
BBCMS Mortgage Trust, Ser C26, Cl C
6.000%, 05/15/57 (A)	1,300,000	1,267,667
BBCMS Mortgage Trust, Ser C32, Cl D
4.500%, 02/15/62 (B)	2,725,000	1,982,669
Benchmark Mortgage Trust, Ser 2019-B10, Cl E
3.000%, 03/15/62 (B)	1,260,000	864,328
Benchmark Mortgage Trust, Ser 2022-B35, Cl D
2.500%, 05/15/55 (B)	3,265,000	2,092,755
Benchmark Mortgage Trust, Ser B10, Cl C
3.750%, 03/15/62	1,260,000	1,078,457
Benchmark Mortgage Trust, Ser V7, Cl A3
6.228%, 05/15/56 (A)	400,000	421,348
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.360%, 12/15/56 (A)	2,250,000	2,361,471
BMO Mortgage Trust, Ser 5C5, Cl D
4.500%, 02/15/57 (B)	2,000,000	1,714,853
BPR Trust, Ser 2022-OANA, Cl A
6.220%, TSFR1M + 1.898%, 04/15/37 (A)(B)	235,000	235,151
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.812%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,478,125
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,100,000	2,112,837
BX Trust, Ser 2024-VLT4, Cl A
5.813%, TSFR1M + 1.491%, 07/15/29 (A)(B)	685,000	679,861
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	675,000	608,679

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Century Plaza Towers, Ser 2019-CPT, Cl B
3.097%, 11/13/39 (A)(B)	$733,000	$653,167
Century Plaza Towers, Ser 2019-CPT, Cl C
3.097%, 11/13/39 (A)(B)	500,000	432,067
Century Plaza Towers, Ser 2019-CPT, Cl E
3.097%, 11/13/39 (A)(B)	2,000,000	1,609,727
CIFC Funding 2019-III, Ser 2025-3A, Cl CR2
6.061%, TSFR3M + 1.800%, 01/16/38 (A)(B)	2,285,000	2,243,066
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	1,390,000	1,308,761
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	1,570,000	1,436,474
COMM Mortgage Trust, Ser CBM, Cl A2
5.867%, 12/10/41 (A)(B)	180,000	183,346
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,230,000	1,128,525
CSMC Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	1,310,000	827,020
DC Commercial Mortgage Trust, Ser DC, Cl A
6.314%, 09/12/40 (B)	820,000	847,258
FREMF Mortgage Trust, Ser 2017-K69, Cl C
3.854%, 10/25/49 (A)(B)	2,788,000	2,703,885
FREMF Mortgage Trust, Ser 2018-K83, Cl C
4.422%, 11/25/51 (A)(B)	2,890,000	2,801,510
FREMF Mortgage Trust, Ser 2019-K96, Cl C
3.941%, 08/25/56 (A)(B)	1,910,000	1,788,276
FREMF Mortgage Trust, Ser K100, Cl C
3.614%, 11/25/52 (A)(B)	130,000	120,415
GS Mortgage Securities Trust, Ser 2013-PEMB, Cl A
3.668%, 03/05/33 (A)(B)	110,000	95,106
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	1,750,000	1,700,787
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/41 (A)(B)	1,000,000	917,557
IRV Trust, Ser 200P, Cl C
5.921%, 03/14/47 (A)(B)	2,725,000	2,689,576

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Jackson Park Trust, Ser 2019-LIC, Cl A
2.766%, 10/14/39 (B)	$1,000,000	$901,718
JP Morgan Chase Commercial Mortgage Securities Trust, Ser BMS, Cl A
5.922%, TSFR1M + 1.600%, 01/15/42 (A)(B)	610,000	603,900
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.372%, 10/15/48 (A)	5,170,000	5,080,559
Neuberger Berman Loan Advisers CLO, Ser 2022-47A, Cl C
6.292%, TSFR3M + 2.050%, 04/14/35 (A)(B)	6,000,000	5,976,684
NW RE-REMIC TRUST, Ser 2021-FRR1, Cl AK88
2.769%, 12/18/51 (A)(B)	2,500,000	2,223,758
OBX Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	1,010,000	713,696
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	3,385,000	3,019,292
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	1,750,000	1,162,317
RFM Reremic Trust, Ser 2024-FRR2, Cl A123
2.008%, 02/27/54 (A)(B)	2,800,000	2,332,683
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	3,045,000	2,640,046
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	5,447,000	4,806,918
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl C
4.534%, 01/05/43 (A)(B)	2,565,000	2,134,064
Shops at Crystals Trust, Ser 2016-CSTL, Cl C
3.856%, 07/05/36 (A)(B)	2,800,000	2,714,968
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/41 (B)	2,500,000	2,171,708
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
5.693%, TSFR1M + 1.371%, 11/15/36 (A)(B)	1,000,000	990,000

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
TCO Commercial Mortgage Trust, Ser DPM, Cl A
5.565%, TSFR1M + 1.243%, 12/15/39 (A)(B)	$510,000	$506,175
Vendee Mortgage Trust, Ser 1995-2C, Cl 3A
8.793%, 06/15/25	308	308
Vendee Mortgage Trust, Ser 2011-2, Cl DZ
3.750%, 10/15/41	1,237,411	1,164,721
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	3,571,901	3,161,994
Verus Securitization Trust, Ser 2021-2, Cl M1
2.187%, 02/25/66 (A)(B)	2,910,000	2,279,794
Verus Securitization Trust, Ser 2021-4, Cl M1
2.195%, 07/25/66 (A)(B)	1,400,000	904,715
Verus Securitization Trust, Ser 2021-5, Cl A2
1.218%, 09/25/66 (A)(B)	1,898,646	1,631,395
Verus Securitization Trust, Ser 2021-5, Cl A3
1.373%, 09/25/66 (A)(B)	1,884,582	1,628,365
Verus Securitization Trust, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (A)(B)	2,745,000	2,390,543
Verus Securitization Trust, Ser 2024-9, Cl M1
6.198%, 11/25/69 (A)(B)	1,820,000	1,817,267
Verus Securitization Trust, Ser 2025-1, Cl A3
5.976%, 01/25/70 (B)(D)	1,962,948	1,969,904
WB Commercial Mortgage Trust, Ser 2024-HQ, Cl A
6.134%, 03/15/40 (A)(B)	500,000	501,855
Wells Fargo Commercial Mortgage Trust, Ser 2019-C52, Cl C
3.561%, 08/15/52	1,100,000	934,818
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/55 (A)	420,000	395,435
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (B)	1,650,000	1,700,319
		111,774,869
Total Mortgage-Backed Securities
(Cost $687,015,883)		664,254,289

ASSET-BACKED SECURITIES — 8.1%
	Face Amount	Value
Automotive — 5.4%
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (B)	$1,155,000	$1,197,586
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl D
5.860%, 05/13/30 (B)	4,560,000	4,618,362
BMW Vehicle Lease Trust, Ser 2024-2, Cl A3
4.180%, 10/25/27	545,000	544,311
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl A3
5.340%, 04/17/28	480,000	481,446
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl B
5.370%, 10/16/28	615,000	619,148
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/29	790,000	798,131
CarMax Auto Owner Trust, Ser 2024-4, Cl A3
4.600%, 10/15/29	1,475,000	1,486,179
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/30	480,000	480,959
CarMax Select Receivables Trust, Ser 2025-A, Cl A3
4.770%, 09/17/29	745,000	750,707
CPS Auto Receivables Trust, Ser 2024-B, Cl D
6.420%, 07/15/30 (B)	2,965,000	3,060,137
Credit Acceptance Auto Loan Trust, Ser 2024-3A, Cl A
4.680%, 09/15/34 (B)	2,275,000	2,283,335
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/35 (B)	925,000	932,440
Drive Auto Receivables Trust, Ser 2024-2, Cl B
4.520%, 07/16/29	765,000	763,638
Enterprise Fleet Financing, Ser 2024-3, Cl A4
5.060%, 03/20/31 (B)	840,000	857,605
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/29 (B)	335,000	338,635
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl E
2.900%, 07/17/28 (B)	1,590,000	1,554,554

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	$3,000,000	$3,040,229
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl D
5.980%, 12/15/28	1,385,000	1,395,542
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,945,000	4,028,047
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl D
6.950%, 12/17/29	1,100,000	1,130,097
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	4,215,000	4,264,363
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl D
5.920%, 02/15/30	2,850,000	2,888,520
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl C
5.480%, 08/15/30	700,000	707,947
Exeter Automobile Receivables Trust, Ser 2025-2A, Cl A3
4.740%, 01/16/29	1,240,000	1,243,701
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	210,000	210,957
Flagship Credit Auto Trust, Ser 2021-2, Cl D
1.590%, 06/15/27 (B)	4,000,000	3,884,330
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	2,110,000	1,980,426
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A3
4.720%, 06/15/28	420,000	422,448
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/33 (B)	1,750,000	1,699,592
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A3
5.100%, 04/15/29	1,082,000	1,096,434
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl D
7.010%, 01/16/29 (B)	1,415,000	1,446,814
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl D
6.310%, 03/15/29 (B)	2,341,000	2,388,141
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl D
5.950%, 12/17/29 (B)	1,210,000	1,230,982

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl B
5.080%, 01/16/29 (B)	$365,000	$366,971
GLS Auto Receivables Issuer Trust, Ser 2024-4A, Cl A3
4.750%, 07/17/28 (B)	320,000	320,548
GLS Auto Receivables Issuer Trust, Ser 2025-1A, Cl D
5.610%, 11/15/30 (B)	6,100,000	6,111,077
GLS Auto Select Receivables Trust, Ser 2024-4A, Cl A2
4.430%, 12/17/29 (B)	365,382	364,948
GLS Auto Select Receivables Trust, Ser 2025-1A, Cl A2
4.710%, 04/15/30 (B)	445,000	446,206
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/28	570,000	573,892
Hertz Vehicle Financing III, Ser 2023-2A, Cl A
5.570%, 09/25/29 (B)	2,000,000	2,042,377
Hertz Vehicle Financing III, Ser 2024-1A, Cl A
5.440%, 01/25/29 (B)	1,115,000	1,132,755
Hertz Vehicle Financing, Ser 2022-2A, Cl A
2.330%, 06/26/28 (B)	1,235,000	1,179,142
LAD Auto Receivables Trust, Ser 2024-3A, Cl A3
4.520%, 03/15/29 (B)	330,000	330,706
LAD Auto Receivables Trust, Ser 2025-1A, Cl A3
4.690%, 07/16/29 (B)	910,000	913,386
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/30 (B)	290,000	292,299
Octane Receivables Trust, Ser 2023-1A, Cl C
6.370%, 09/20/29 (B)	895,000	909,714
Octane Receivables Trust, Ser 2023-2A, Cl C
6.240%, 06/20/31 (B)	3,580,000	3,640,929
Octane Receivables Trust, Ser 2024-2A, Cl D
6.190%, 07/20/32 (B)	1,560,000	1,579,269
Octane Receivables Trust, Ser 2024-3A, Cl D
5.860%, 10/20/31 (B)	1,950,000	1,947,534
Octane Receivables Trust, Ser 2024-RPT1, Cl R1
6.680%, 02/22/30	1,824,000	1,823,991

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl A3
4.700%, 06/15/29 (B)	$340,000	$341,529
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl C
5.090%, 05/15/30	4,340,000	4,358,120
Santander Drive Auto Receivables Trust, Ser 2023-S1, Cl R1
8.140%, 04/18/28 (B)	1,850,984	1,869,254
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl D
6.280%, 08/15/31	3,730,000	3,835,223
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl D
5.970%, 10/15/31	3,200,000	3,266,996
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A3
4.850%, 01/16/29	5,000	5,015
Santander Drive Auto Receivables Trust, Ser 2024-S1, Cl R1
6.530%, 03/16/29 (B)	5,540,469	5,546,736
Santander Drive Auto Receivables Trust, Ser 2024-S2, Cl R1
5.800%, 12/16/28 (B)	5,654,391	5,650,845
Santander Drive Auto Receivables Trust, Ser 2024-S3, Cl R2
5.980%, 10/16/28 (B)	1,411,838	1,410,717
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/29	690,000	693,413
SBNA Auto Lease Trust, Ser 2024-C, Cl A3
4.560%, 02/22/28 (B)	195,000	195,223
SBNA Auto Receivables Trust, Ser 2024-A, Cl D
6.040%, 04/15/30 (B)	2,155,000	2,207,360
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/30 (B)	265,000	266,564
SFS Auto Receivables Securitization Trust, Ser 2025-1A, Cl A3
4.750%, 07/22/30 (B)	285,000	287,266

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Tesla Auto Lease Trust, Ser 2023-B, Cl A3
6.130%, 09/21/26 (B)	$1,024,615	$1,028,286
Tesla Auto Lease Trust, Ser 2023-B, Cl B
6.570%, 08/20/27 (B)	870,000	879,928
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (B)	1,170,000	1,175,679
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/26 (B)	397,640	398,427
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A4
5.380%, 02/20/29 (B)	900,000	919,302
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A3
5.290%, 06/20/50 (B)	1,335,000	1,341,699
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl D
6.790%, 11/15/28 (B)	1,925,000	1,972,781
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (B)	2,340,000	2,398,891
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	2,010,000	2,044,172
Westlake Automobile Receivables Trust, Ser 2024-2A, Cl D
5.910%, 04/15/30 (B)	1,005,000	1,021,342
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A3
4.710%, 04/17/28 (B)	480,000	480,355
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl A3
4.750%, 08/15/28 (B)	1,310,000	1,314,827
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl D
5.540%, 11/15/30 (B)	3,570,000	3,590,515
Wheels Fleet Lease Funding 1, Ser 2024-2A, Cl A1
4.870%, 06/21/39 (B)	460,000	462,631
Wheels Fleet Lease Funding 1, Ser 2024-3A, Cl A1
4.800%, 09/19/39 (B)	700,000	703,841

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
World Omni Auto Receivables Trust, Ser 2024-C, Cl A3
4.430%, 12/17/29	$500,000	$501,760
World Omni Select Auto Trust, Ser 2024-A, Cl A3
4.980%, 02/15/30	460,000	463,218
		128,433,402
Other Asset-Backed Securities — 2.7%
AGL CLO 11, Ser 2021-11A, Cl C
6.568%, TSFR3M + 2.312%, 04/15/34 (A)(B)	2,750,000	2,738,929
Apollo Aviation Securitization, Ser 2025-1A, Cl A
5.943%, 02/16/50 (B)	404,994	405,464
Carvana Auto Receivables Trust, Ser 2024-P4, Cl A3
4.640%, 01/10/30	225,000	226,172
Compass Datacenters Issuer II, Ser 2024-2A, Cl A1
5.022%, 08/25/49 (B)	335,000	335,237
Compass Datacenters Issuer III, Ser 2025-1A, Cl A2
5.656%, 02/25/50 (B)	245,000	244,554
Crockett Partners Equipment IIA, Ser 2024-1C, Cl A
6.050%, 01/20/31 (B)	571,282	580,435
CyrusOne Data Centers Issuer I, Ser 2025-1A, Cl A2
5.910%, 02/20/50 (B)	675,000	688,178
Driven Brands Funding, Ser 2019-1A, Cl A2
4.641%, 04/20/49 (B)	3,348,000	3,324,656
EnFin Residential Solar Receivables Trust, Ser 2024-2A, Cl A
5.980%, 09/20/55 (B)	1,440,672	1,358,404
FASST, Ser 2021-JR1, Cl A2
2.000%, 04/25/51	2,338,857	2,316,829
FASST, Ser 2021-S1, Cl A2
1.750%, 07/25/51 (B)	4,518,132	4,398,576
FASST, Ser 2021-S2, Cl A2
2.750%, 09/25/71 (B)(D)	2,199,392	2,123,482
FASST, Ser 2022-S4, Cl A2A
3.000%, 01/25/57 (B)	2,883,891	2,841,811
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (B)	1,625,000	1,650,402
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (B)	1,000,000	1,048,462
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (B)	880,000	904,925

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Golub Capital Partners CLO, Ser 2025-78A, Cl C
6.311%, TSFR3M + 2.000%, 04/21/39 (A)(B)	$3,115,000	$3,082,788
GoodLeap Sustainable Home Solutions Trust, Ser 2021-5CS, Cl B
2.560%, 10/20/48 (B)	2,160,061	1,491,203
GoodLeap Sustainable Home Solutions Trust, Ser 2023-1GS, Cl A
5.520%, 02/22/55 (B)	1,525,869	1,415,311
GreenSky Home Improvement Issuer Trust, Ser 2024-2, Cl A4
5.150%, 10/27/59 (B)	114,763	115,269
GreenSky Home Improvement Trust, Ser 2024-1, Cl A3
5.550%, 06/25/59 (B)	365,000	370,990
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	1,820,000	1,844,136
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/30 (B)	610,000	613,555
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,032,093	816,824
MVW Owner Trust, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	756,544	762,343
New Economy Assets, Ser 2021-1, Cl A1
1.910%, 10/20/61 (B)	1,090,000	1,023,322
OneMain Financial Issuance Trust
6.625%, 05/15/29	850,000	852,512
OneMain Financial Issuance Trust, Ser 2023-1A, Cl A
5.500%, 06/14/38 (B)	2,050,000	2,106,009
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (B)	845,855	854,778
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	3,449,708	3,454,410
Pagaya AI Debt Trust, Ser 2024-3, Cl C
7.297%, 10/15/31 (B)	1,635,884	1,659,301
Pagaya AI Debt Trust, Ser 2025-1, Cl D
6.282%, 07/15/32 (B)	2,570,000	2,562,743
Renew, Ser 2024-2A, Cl A
5.326%, 11/20/60 (B)	1,010,047	970,913

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Republic Finance Issuance Trust, Ser 2024-A, Cl A
5.910%, 08/20/32 (B)	$405,000	$411,358
SBAP, Ser 2006-20B, Cl 1
5.350%, 02/01/26	350	350
SBAP, Ser 2006-20C, Cl 1
5.570%, 03/01/26	354	353
SBAP, Ser 2007-20C, Cl 1
5.230%, 03/01/27	504	507
SCF Equipment Trust, Ser 2025-1A, Cl A3
5.110%, 11/21/33 (B)	615,000	625,181
SEB Funding, Ser 2024-1A, Cl A2
7.386%, 04/30/54 (B)	30,000	30,723
Sierra Timeshare Receivables Funding, Ser 2024-1A, Cl C
5.940%, 01/20/43 (B)	985,458	998,490
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl A
5.140%, 06/20/41 (B)	885,759	896,860
SMB Private Education Loan Trust, Ser 2017-B, Cl A2A
2.820%, 10/15/35 (B)	23,625	23,321
SMB Private Education Loan Trust, Ser 2018-A, Cl A2A
3.500%, 02/15/36 (B)	346,867	341,889
SMB Private Education Loan Trust, Ser 2023-B, Cl A1A
4.990%, 10/16/56 (B)	1,303,753	1,298,088
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/56 (B)	1,620,077	1,635,840
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	891,215	864,344
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	873,814	851,692
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (B)	1,055,109	1,064,931
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/51 (B)	1,068,650	1,064,167
Sunrun Julius Issuer, Ser 2023-2A, Cl A1
6.600%, 01/30/59 (B)	1,228,679	1,235,554
United States Small Business Administration, Ser 2005-20E, Cl 1
4.840%, 05/01/25	80	80

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
United States Small Business Administration, Ser 2005-20G, Cl 1
4.750%, 07/01/25	$355	$354
United States Small Business Administration, Ser 2005-20H, Cl 1
5.110%, 08/01/25	607	606
United States Small Business Administration, Ser 2005-20J, Cl 1
5.090%, 10/01/25	828	828
United States Small Business Administration, Ser 2006-20F, Cl 1
5.820%, 06/01/26	248	249
United States Small Business Administration, Ser 2006-20G, Cl 1
6.070%, 07/01/26	755	755
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	474	476
United States Small Business Administration, Ser 2007-20D, Cl 1
5.320%, 04/01/27	1,763	1,754
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	845	843
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	1,902	1,918
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	314,669	298,934
Vivint Solar Financing VII, Ser 2020-1A, Cl A
2.210%, 07/31/51 (B)	1,190,266	1,057,356
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (B)	634,977	639,240
Ziply Fiber Issuer, Ser 2024-1A, Cl A2
6.640%, 04/20/54 (B)	1,340,000	1,372,547
		63,902,511
Total Asset-Backed Securities
(Cost $190,892,003)		192,335,913

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

MUNICIPAL BONDS — 2.9%
	Face Amount	Value
Alaska — 0.1%
City of Port Lions Alaska, RB
7.500%, 10/01/52	$3,025,000	$3,159,697

California — 1.0%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,500,000	1,553,007
California Health Facilities Financing Authority, RB
3.034%, 06/01/34	1,865,000	1,606,703
2.984%, 06/01/33	3,090,000	2,711,896
City & County of San Francisco California, GO
5.770%, 06/15/45	1,500,000	1,528,512
4.520%, 06/15/25	2,000,000	2,000,493
City & County of San Francisco California Community Facilities District No. 2014-1, Special Tax
6.332%, 09/01/51	1,250,000	1,287,097
3.482%, 09/01/50	2,500,000	1,768,480
City of Los Angeles California, Ser A, GO
5.000%, 09/01/42	2,500,000	2,365,819
4.750%, 09/01/38	2,000,000	1,902,762
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	2,250,000	2,139,388
3.158%, 05/15/29	1,000,000	960,585
Regents of the University of California Medical Center Pooled Revenue, RB
4.563%, 05/15/53	600,000	507,807
San Jose Financing Authority, RB
4.662%, 05/01/37	500,000	479,453
State of California, GO
7.625%, 03/01/40	40,000	47,984
7.550%, 04/01/39	100,000	120,752
7.500%, 04/01/34	675,000	784,260
7.300%, 10/01/39	625,000	724,352
		22,489,350
Connecticut — 0.1%
Connecticut Green Bank, RB
2.900%, 11/15/35	2,500,000	2,146,514

District of Columbia — 0.1%
District of Columbia, RB
2.932%, 04/01/33	1,590,000	1,336,499

MUNICIPAL BONDS — continued
	Face Amount	Value
Hawaii — 0.0%
City & County of Honolulu Hawaii, Ser D, RB
4.970%, 07/01/35	$840,000	$858,895
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	737,744	721,546
		1,580,441
Illinois — 0.1%
State of Illinois, GO
5.100%, 06/01/33	1,741,176	1,740,591

Iowa — 0.0%
Iowa Finance Authority, RB
7.000%, 11/01/27 (B)	415,000	421,885

Maryland — 0.2%
Maryland Economic Development, RB
5.942%, 05/31/57	2,250,000	2,248,720
5.433%, 05/31/56	500,000	474,628
Montgomery County Housing Opportunities Commission, RB
5.418%, 12/01/44	1,000,000	980,444
		3,703,792
Minnesota — 0.2%
Minnesota Housing Finance Agency, Ser D, RB
5.947%, 08/01/54	1,200,000	1,204,654
5.897%, 08/01/49	1,400,000	1,402,457
		2,607,111
Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	1,000,000	1,033,042
		1,033,042
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB
5.694%, 11/01/45	1,000,000	958,809
4.650%, 02/01/29 (A)(B)	5,500,000	5,500,000
4.520%, 07/01/33 (A)(B)	850,000	850,000
		7,308,809
New Jersey — 0.2%
New Jersey Housing & Mortgage Finance Agency, Ser C, RB
3.100%, 11/01/40	3,100,000	2,426,437
New Jersey Turnpike Authority, RB
7.414%, 01/01/40	275,000	331,759

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
7.102%, 01/01/41	$925,000	$1,057,497
		3,815,693
New York — 0.2%
City of New York New York, Ser D-1, GO
5.094%, 10/01/49	1,000,000	942,484
Metropolitan Transportation Authority, RB
5.175%, 11/15/49	265,000	231,920
New York City Housing Development, Ser D, RB
5.448%, 08/01/54	850,000	814,901
New York State Energy Research & Development Authority, Ser A, RB
4.871%, 04/01/37	1,947,000	1,768,025
New York Transportation Development, RB
6.971%, 06/30/51	2,500,000	2,490,034
United Nations Development, Ser A, RB
6.536%, 08/01/55	400,000	415,090
		6,662,454
Ohio — 0.4%
American Municipal Power, Ser B, RB
8.084%, 02/15/50	1,000,000	1,252,682
American Municipal Power, RB
7.499%, 02/15/50	2,320,000	2,655,355
American Municipal Power, Sub-Ser, RB
6.449%, 02/15/44	1,740,000	1,840,927
American Municipal Power, Ser E-RMKT, RB
6.270%, 02/15/50	730,000	742,027
Toledo-Lucas County Port Authority, Ser D-2-NORTHWEST, RB
5.850%, 11/15/44 (B)	1,350,000	1,322,835
		7,813,826
Oregon — 0.1%
State of Oregon, GO
5.832%, 05/01/45	1,000,000	1,025,531

Pennsylvania — 0.0%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
5.226%, 09/01/40	610,000	598,735

MUNICIPAL BONDS — continued
	Face Amount	Value
South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	$260,000	$266,108

Wisconsin — 0.0%
Public Finance Authority, RB
6.250%, 06/01/31 (B)	500,000	501,418
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	550,000	560,398
		1,061,816
Total Municipal Bonds
(Cost $70,123,827)		68,771,894

SOVEREIGN DEBT — 1.3%

CANADA — 0.5%
Export Development Canada
4.750%, 06/05/34	$5,000,000	$5,174,668
OMERS Finance Trust
4.000%, 04/19/52(B)	3,345,000	2,614,655
3.500%, 04/19/32	5,000,000	4,718,198

		12,507,521
COLOMBIA — 0.1%
Colombia Government International Bond
8.750%, 11/14/53	1,375,000	1,314,214

DOMINICAN REPUBLIC — 0.0%
Dominican Republic International Bond
6.600%, 06/01/36(B)	650,000	637,390

ECUADOR — 0.1%
Amazon Conservation DAC
6.034%, 01/16/42(B)	2,000,000	1,986,360

FRANCE — 0.2%
Caisse d'Amortissement de la Dette Sociale MTN
2.125%, 01/26/32(B)	2,500,000	2,186,674
1.000%, 10/21/30(B)	2,500,000	2,125,293

		4,311,967

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount	Value
IRELAND — 0.2%
BB Blue Financing DAC
4.395%, 09/20/37	$2,500,000	$2,443,854
GPS Blue Financing DAC
5.645%, 11/09/41(B)	2,500,000	2,437,000

		4,880,854
JAPAN — 0.0%
Japan Bank for International Cooperation
4.375%, 10/05/27	1,000,000	1,012,155

NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
4.500%, 01/16/30(B)	1,000,000	1,025,895
4.375%, 02/28/29(B)	500,000	509,415
1.000%, 05/28/30(B)	2,500,000	2,164,185

		3,699,495
RUSSIA — 0.0%
Serbia International Bond
6.000%, 06/12/34(B)	850,000	840,650

Total Sovereign Debt
(Cost $31,733,247)		31,190,606

BANK LOAN OBLIGATIONS — 0.1%

ECOLOGICAL SERVICES & EQUIPMENT — 0.1%
LTR Intermediate Holdings Term Loan
9.460%, 05/05/28	$497,416	$469,645
Terraform Power Operating Specified Refinancing Term Loan
6.299%, TSFR1M + 2.500%, 05/21/29(A)	1,629,083	1,592,429
Vistra Zero Operating Company Term Loan
6.324%, 03/20/31	995,000	965,279
		3,027,353
Total Bank Loan Obligations
(Cost $3,113,943)		3,027,353

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%
	Face Amount	Value
United States International Development Finance
1.790%, 10/15/29	$273,654	$260,279

Total U.S. Government Agency Obligation
(Cost $261,469)		260,279
Total Investments in Securities— 98.0%
(Cost $2,383,920,355)		$2,330,318,232

Percentages are based on Net Assets of $2,376,755,458.

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
U.S. 5-Year Treasury Note	1,095	Jun-2025	$117,697,929	$119,568,867	$1,870,938
Ultra 10-Year U.S. Treasury Note	604	Jun-2025	68,492,835	69,299,563	806,728
			$186,190,764	$188,868,430	$2,677,666

‡	Real Estate Investment Trust.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at April 30, 2025 was $444,193,630 and represented 18.7% of Net Assets.

(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Zero coupon security.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2025 (Unaudited)

Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Mat 1 Year
H15T5Y — US Treasury Yield Curve Rate T Note Constant Mat 5 Year
MTN — Medium Term Note
PJSC — Public Joint Stock Company
REMIC — Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
TSFR1M — Term Structured Financing Rate 1 Month Average
TSFR3M — Term Structured Financing Rate 3 Month Average
TSFR12M — Term Structured Financing Rate 12 Month Average US0003M — ICE LIBOR USD 1 Month USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month
USISDA05 — US Mid-Market Swap Rate 5 Year

The following is a summary of the inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$703,490,505	$—	$703,490,505
Corporate Obligations	—	666,987,393	—	666,987,393
Mortgage-Backed Securities	—	664,254,289	—	664,254,289
Asset-Backed Securities	—	192,335,913	—	192,335,913
Municipal Bonds	—	68,771,894	—	68,771,894
Sovereign Debt	—	31,190,606	—	31,190,606
Bank Loan Obligations	—	3,027,353	—	3,027,353
U.S. Government Agency Obligation	—	260,279	—	260,279

Total Investments in Securities	$—	$2,330,318,232	$—	$2,330,318,232

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$2,677,666	$—	$—	$2,677,666

Total Other Financial Instruments	$2,677,666	$—	$—	$2,677,666

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—”are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 25.8%
	Face Amount	Value
COMMUNICATION SERVICES — 0.2%
Charter Communications Operating
6.100%, 06/01/29	$810,000	$838,821
4.200%, 03/15/28	310,000	304,613
		1,143,434
CONSUMER DISCRETIONARY — 0.1%
Ford Motor Credit
5.303%, 09/06/29	560,000	539,919

CONSUMER STAPLES — 0.2%
Coty
6.625%, 07/15/30(A)	525,000	526,251
CVS Pass-Through Trust
6.036%, 12/10/28	1,023,470	1,035,740
		1,561,991
ENERGY — 1.4%
Devon Energy
7.875%, 09/30/31	340,000	385,042
Expand Energy
5.375%, 03/15/30	620,000	615,199
MidAmerican Energy
3.650%, 04/15/29	1,000,000	978,663
NFE Financing
12.000%, 11/15/29(A)	1,917,600	1,319,944
Occidental Petroleum
6.625%, 09/01/30	650,000	672,287
5.200%, 08/01/29	1,975,000	1,945,443
Ovintiv
5.650%, 05/15/28	1,000,000	1,017,648
Patterson-UTI Energy
3.950%, 02/01/28	1,525,000	1,462,500
South Bow USA Infrastructure Holdings
5.026%, 10/01/29(A)	1,580,000	1,564,517
		9,961,243
FINANCIALS — 18.2%
American Express
3.550%, H15T5Y + 2.854%(B)(C)	360,000	344,460
Anglo American Capital
3.875%, 03/16/29(A)	200,000	193,654
2.625%, 09/10/30(A)	200,000	177,969
Arab Petroleum Investments
5.428%, 05/02/29(A)	1,000,000	1,029,964
Ares Capital
7.000%, 01/15/27	240,000	246,604
2.875%, 06/15/28	650,000	603,458
Ares Strategic Income Fund
5.700%, 03/15/28(A)	2,105,000	2,099,297

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Athene Global Funding
5.583%, 01/09/29(A)	$2,485,000	$2,540,099
Aviation Capital Group
6.375%, 07/15/30(A)	1,300,000	1,364,826
Avolon Holdings Funding
5.375%, 05/30/30(A)	3,925,000	3,906,199
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(C)	2,565,000	2,554,214
Barclays
5.690%, SOFRRATE + 1.740%, 03/12/30(B)	1,910,000	1,960,713
5.674%, SOFRRATE + 1.490%, 03/12/28(B)	760,000	774,372
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,520,521
Blue Owl Capital
2.875%, 06/11/28	810,000	738,854
Blue Owl Credit Income
7.750%, 01/15/29	955,000	1,002,408
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/30(A)(B)	2,390,000	2,423,257
Canadian Imperial Bank of Commerce
0.950%, 10/23/25	2,000,000	1,965,149
CDP Financial MTN
1.000%, 05/26/26(A)	1,000,000	969,302
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	500,000	502,484
Charles Schwab
5.375%, H15T5Y + 4.971%(B)(C)	2,560,000	2,551,519
4.000%, H15T5Y + 3.168%(B)(C)	2,140,000	2,072,351
Citibank
4.876%, SOFRRATE + 0.712%, 11/19/27(B)	500,000	503,255
Citigroup
5.950%, TSFR3M + 4.167%(B)(C)	2,365,000	2,361,252
4.000%, H15T5Y + 3.597%(B)(C)	1,105,000	1,080,584
Citizens Bank
4.575%, SOFRRATE + 2.000%, 08/09/28(B)	520,000	519,719
Citizens Financial Group
5.841%, SOFRRATE + 2.010%, 01/23/30(B)	640,000	655,139
Conservation Fund A Nonprofit
3.474%, 12/15/29	3,000,000	2,844,517

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/27(A)(B)	$1,000,000	$971,301
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(B)	4,123,000	4,167,110
Deutsche Bank NY
1.686%, 03/19/26	1,000,000	975,526
Enel Finance International
5.125%, 06/26/29(A)	2,000,000	2,028,163
European Investment Bank MTN
3.250%, 11/15/27	700,000	692,989
2.875%, 06/13/25	3,500,000	3,493,414
2.375%, 05/24/27	1,253,000	1,219,872
2.125%, 04/13/26	500,000	491,655
Fifth Third Bancorp
6.339%, SOFRRATE + 2.340%, 07/27/29(B)	1,325,000	1,388,241
Foundry JV Holdco
5.900%, 01/25/33(A)	3,000,000	3,054,934
Goldman Sachs Group
4.387%, SOFRRATE + 1.510%, 06/15/27(B)	1,000,000	998,260
Golub Capital BDC
2.500%, 08/24/26	1,610,000	1,548,923
Hanwha Futureproof
4.750%, 04/30/28(A)	500,000	505,032
HAT Holdings I
8.000%, 06/15/27(A)	500,000	512,765
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/29(B)	1,360,000	1,412,991
ING Groep
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,000,000	994,112
Inter-American Development Bank
4.680%, SOFRINDX + 0.280%, 04/12/27(B)	1,000,000	1,000,050
Inter-American Investment
4.125%, 02/15/28	2,500,000	2,523,389
International Bank for Reconstruction & Development
0.000%, 03/31/27(D)	2,500,000	2,360,653
0.000%, 03/31/28(D)	1,000,000	978,934
International Development Association
4.375%, 11/27/29(A)	2,125,000	2,169,680
0.875%, 04/28/26(A)	1,000,000	970,001
0.375%, 09/23/25	500,000	492,150

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
International Finance Facility for Immunisation MTN
1.000%, 04/21/26	$1,000,000	$970,649
JPMorgan Chase
6.070%, SOFRRATE + 1.330%, 10/22/27(B)	3,059,000	3,134,804
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	920,371
Kuntarahoitus
3.625%, 10/09/29(A)	1,000,000	990,844
Liberty Utilities Finance GP 1
2.050%, 09/15/30(A)	1,000,000	861,085
LPL Holdings
5.150%, 06/15/30	3,190,000	3,195,366
M&T Bank
4.833%, SOFRRATE + 0.930%, 01/16/29(B)	1,000,000	1,001,355
MetLife
3.850%, H15T5Y + 3.576%(B)(C)	465,000	459,186
NatWest Group
8.000%, USSW5 + 5.720%(B)(C)	1,280,000	1,283,387
NHP Foundation
5.850%, 12/01/28	250,000	261,110
Nuveen
5.550%, 01/15/30(A)	980,000	1,014,133
Oaktree Strategic Credit Fund
8.400%, 11/14/28	1,415,000	1,523,005
OPEC Fund for International Development
4.500%, 01/26/26(A)	1,000,000	1,001,237
OWS Cre Funding I
9.860%, US0001M + 4.900%, 09/15/25(A)(B)	1,161,064	1,156,198
Prudential Financial
5.700%, US0003M + 2.665%, 09/15/48(B)	2,115,000	2,111,377
1.500%, 03/10/26	1,000,000	975,816
Santander Holdings USA
5.353%, SOFRRATE + 1.940%, 09/06/30(B)	785,000	785,904
Societe Generale MTN
6.221%, H15T1Y + 3.200%, 06/15/33(A)(B)	840,000	853,020
Solar Star Funding
5.375%, 06/30/35(A)	698,104	706,075
3.950%, 06/30/35(A)	657,762	619,145
Starwood Property Trust
7.250%, 04/01/29‡(A)	500,000	517,615
6.000%, 04/15/30‡(A)	360,000	355,682

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/34(B)	$2,935,000	$2,906,363
4.568%, 12/17/26	4,820,000	4,839,996
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(B)	2,000,000	1,956,920
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/29(B)	1,965,000	2,119,750
4.950%, H15T5Y + 4.605%(B)(C)	2,055,000	2,039,832
UBS Group
5.617%, USISSO01 + 1.340%, 09/13/30(A)(B)	2,000,000	2,059,894
3.875%, H15T5Y + 3.098%(A)(B)(C)	1,590,000	1,534,136
US Bancorp
5.300%, TSFR3M + 3.176%(B)(C)	985,000	957,634
USAA Capital
2.125%, 05/01/30(A)	2,500,000	2,255,137
Volkswagen Group of America Finance
5.350%, 03/27/30(A)	2,165,000	2,158,562
Wells Fargo MTN
4.540%, SOFRRATE + 1.560%, 08/15/26(B)	1,000,000	999,173
3.900%, H15T5Y + 3.453%(B)(C)	1,160,000	1,139,310
WLB Asset II D Pte
6.500%, 12/21/26(A)	1,000,000	953,354
WLB Asset VI Pte
7.250%, 12/21/27(A)	1,000,000	1,036,735
		127,110,445
INDUSTRIALS — 0.5%
Mileage Plus Holdings
6.500%, 06/20/27(A)	1,516,500	1,521,259
Norfolk Southern
2.300%, 05/15/31	2,500,000	2,193,831
		3,715,090
INFORMATION TECHNOLOGY — 0.7%
Apple
3.000%, 06/20/27	2,165,000	2,127,023
Arrow Electronics
5.150%, 08/21/29	1,900,000	1,913,194
Intel
4.150%, 08/05/32	1,000,000	921,436
		4,961,653

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — 0.8%
Alcoa Nederland Holding BV
7.125%, 03/15/31(A)	$685,000	$705,816
Celanese US Holdings
6.600%, 11/15/28	1,790,000	1,812,407
Freeport-McMoRan
5.250%, 09/01/29	810,000	816,568
LD Celulose International GmbH
7.950%, 01/26/32(A)	200,000	205,475
Smurfit Kappa Treasury ULC
5.200%, 01/15/30(A)	2,250,000	2,281,986
		5,822,252
REAL ESTATE — 0.1%
ERP Operating
4.150%, 12/01/28‡	1,000,000	994,148

UTILITIES — 3.6%
Avangrid
3.800%, 06/01/29	2,000,000	1,935,167
California Buyer
6.375%, 02/15/32(A)	675,000	662,624
CenterPoint Energy
7.000%, H15T5Y + 3.254%, 02/15/55(B)	1,500,000	1,531,973
Columbia Pipelines Holding
6.042%, 08/15/28(A)	445,000	458,595
Comision Federal de Electricidad
5.700%, 01/24/30(A)	525,000	516,600
Consumers 2023 Securitization Funding
5.550%, 03/01/28	602,679	611,397
Continental Wind
6.000%, 02/28/33(A)	888,416	919,689
Electricite de France
5.700%, 05/23/28(A)	1,800,000	1,855,634
3.625%, 10/13/25(A)	2,250,000	2,237,575
Korea Electric Power
4.875%, 01/31/27(A)(E)	250,000	252,216
NextEra Energy Capital Holdings
6.700%, H15T5Y + 2.364%, 09/01/54(B)	3,008,000	3,031,841
NextEra Energy Operating Partners
7.250%, 01/15/29(A)	1,016,000	1,005,793
Oncor Electric Delivery
0.550%, 10/01/25	3,500,000	3,441,800
PG&E Recovery Funding
4.838%, 06/01/33	2,500,000	2,497,092
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,018,518

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Sempra
6.625%, H15T5Y + 2.354%, 04/01/55(B)	$2,029,000	$1,919,157
Southern Power
4.150%, 12/01/25	1,000,000	996,740
		24,892,411
Total Corporate Obligations
(Cost $181,114,363)		180,702,586

MORTGAGE-BACKED SECURITIES — 25.3%

Agency Mortgage-Backed Obligations — 14.2%
FHLMC Multiclass Certificates Series, Ser 2024-P016, Cl A2
4.760%, 09/25/33 (B)	$2,500,000	$2,520,631
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.505%, 09/25/37 (B)	23,250,781	2,419,867
FNMA
5.136%, 07/01/29 (B)	1,000,000	1,020,910
GNMA
6.000%, 12/20/54	4,196,551	4,246,643
6.000%, 11/20/54	4,927,095	4,986,628
6.000%, 10/20/54	8,410,039	8,510,425
6.000%, 09/20/54	10,531,060	10,659,613
6.000%, 08/20/54	10,852,773	10,984,674
6.000%, 07/20/54	9,283,107	9,393,910
6.000%, 06/20/54	3,826,056	3,878,800
6.000%, 05/20/54	3,992,927	4,051,035
6.000%, 04/20/54	6,946,628	7,049,661
6.000%, 02/20/54	8,268,649	8,392,044
6.000%, 12/20/53	5,052,798	5,133,950
6.000%, 11/20/53	6,003,834	6,101,552
6.000%, 10/20/53	4,950,918	5,032,885
5.500%, 09/20/54	568,980	568,339
5.000%, 02/20/53	583,050	572,442
5.000%, 11/20/52	542,685	532,988
4.500%, 12/20/52	812,726	780,221
4.500%, 10/20/52	380,745	365,869
4.000%, 09/20/52	905,109	844,744
3.500%, 12/20/52	215,159	195,415
3.500%, 04/20/52	568,198	516,775
3.000%, 12/20/51	443,194	391,883
		99,151,904
Non-Agency Mortgage-Backed Obligations — 11.1%
Aventura Mall Trust, Ser AVM, Cl D
4.249%, 07/05/40 (A)(B)	1,500,000	1,416,001

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
5.241%, TSFR1M + 0.919%, 03/15/37 (A)(B)	$1,670,000	$1,571,893
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
5.640%, TSFR1M + 1.318%, 03/15/37 (A)(B)	2,400,000	2,080,284
BBCMS Mortgage Trust, Ser 2024-5C25, Cl C
6.643%, 03/15/57 (B)	925,000	939,690
BBCMS Mortgage Trust, Ser CHRS, Cl D
4.409%, 08/05/38 (A)(B)	1,500,000	1,284,580
BBCMS Mortgage Trust, Ser TALL, Cl D
5.968%, TSFR1M + 1.646%, 03/15/37 (A)(B)	1,000,000	832,286
Benchmark Mortgage Trust, Ser V13, Cl C
5.908%, 02/15/58 (B)	1,750,000	1,723,629
Benchmark Mortgage Trust, Ser V6, Cl D
4.000%, 03/15/57	1,200,000	1,023,079
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.360%, 12/15/56 (B)	250,000	261,962
BMO Mortgage Trust, Ser 5C5, Cl D
4.500%, 02/15/57 (A)	1,400,000	1,198,918
BMO Mortgage Trust, Ser 5C8, Cl D
4.500%, 12/15/57 (A)	1,200,000	1,058,493
BPR Trust, Ser 2023-BRK2, Cl A
7.147%, 10/05/38 (A)(B)	2,100,000	2,195,428
BPR Trust, Ser 2023-BRK2, Cl C
8.630%, 10/05/38 (A)(B)	1,500,000	1,559,593
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.536%, TSFR1M + 1.214%, 09/15/36 (A)(B)	1,250,000	1,232,812
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.812%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,478,125
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,213,449
Cantor Commercial Real Estate Lending, Ser 2019-CF2, Cl E
2.500%, 11/15/52 (A)	2,000,000	1,516,346
CENT Trust, Ser 2023-CITY, Cl A
6.942%, TSFR1M + 2.620%, 09/15/38 (A)(B)	2,300,000	2,298,562

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (A)	$530,000	$477,926
Century Plaza Towers, Ser 2019-CPT, Cl B
3.097%, 11/13/39 (A)(B)	1,000,000	891,087
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (B)	3,005,000	2,902,166
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.665%, 04/15/42 (A)(B)	500,000	504,846
CHI Commercial Mortgage Trust, Ser SFT, Cl XA, IO
0.310%, 04/15/42 (A)(B)	1,975,000	21,167
CHNGE Mortgage Trust, Ser 2022-NQM1, Cl A3
5.820%, 06/25/67 (A)(F)	778,989	775,911
CIFC Funding 2019-III, Ser 2025-3A, Cl CR2
6.061%, TSFR3M + 1.800%, 01/16/38 (A)(B)	895,000	878,575
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (B)	1,400,000	1,318,464
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (A)	386,000	363,440
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (A)	500,000	457,476
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (A)	1,000,000	917,500
Extended Stay America Trust, Ser 2021-ESH, Cl B
5.817%, TSFR1M + 1.494%, 07/15/38 (A)(B)	386,766	385,316
Fashion Show Mall, Ser SHOW, Cl C
6.276%, 10/10/41 (A)(B)	2,300,000	2,303,548
FIVE Mortgage Trust, Ser 2023-V1, Cl C
6.506%, 02/10/56 (B)	2,223,000	2,252,515
GAM RE-REMIC TRUST, Ser 2021-FRR2, Cl AK74, PO
0.000%, 09/27/51 (A)(D)	1,500,000	1,251,678
GAM RE-REMIC TRUST, Ser 2022-FRR3, Cl AK47
0.703%, 05/27/48 (A)(B)	600,000	597,143
GS Mortgage Securities Corporation Trust, Ser 2021-IP, Cl A
5.387%, TSFR1M + 1.064%, 10/15/36 (A)(B)	2,000,000	1,981,307

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (A)	$1,702,984	$1,465,177
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,000,000	971,878
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl D
3.041%, 12/10/41 (A)(B)	1,500,000	1,300,904
Hudson Yards Mortgage Trust, Ser SPRL, Cl D
6.551%, 01/13/40 (A)(B)	2,000,000	2,055,303
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl B
3.986%, 10/15/48	2,088,569	2,071,652
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.372%, 10/15/48 (B)	1,750,000	1,719,725
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (B)	2,340,000	2,155,084
Life Mortgage Trust, Ser 2021-BMR, Cl C
5.537%, TSFR1M + 1.214%, 03/15/38 (A)(B)	80,100	79,099
Morgan Stanley Capital I Trust, Ser 2018-L1, Cl C
4.939%, 10/15/51 (B)	2,455,000	2,240,186
MSWF Commercial Mortgage Trust, Ser 1, Cl D
4.000%, 05/15/56 (A)	1,550,000	1,146,335
NJ Trust, Ser GSP, Cl A
6.697%, 01/06/29 (A)(B)	1,500,000	1,576,479
NYMT Loan Trust Series, Ser 2024-BPL2, Cl A1
6.509%, 05/25/39 (A)(F)	1,580,000	1,595,475
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (A)	1,000,000	891,962
RFM Reremic Trust, Ser FRR1, Cl AK55, PO
0.000%, 03/28/49 (A)	1,640,000	1,549,581
RFM Reremic Trust, Ser FRR1, Cl AK64
2.802%, 03/01/50 (A)(B)	2,100,000	1,984,775
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	802,500	694,587

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
5.693%, TSFR1M + 1.371%, 11/15/36 (A)(B)	$715,000	$707,850
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.741%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	441,844
SUMIT Mortgage Trust, Ser 2022-BVUE, Cl A
2.789%, 02/12/41 (A)	660,000	584,443
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl C
4.504%, 08/15/50 (B)	1,500,000	1,404,025
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	594,701	526,053
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl C
4.176%, 07/15/48 (B)	2,000,000	1,932,050
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (A)	1,500,000	1,256,467
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl D
2.500%, 04/15/55 (A)	2,000,000	1,293,603
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (A)	1,500,000	1,545,745
		78,355,477
Total Mortgage-Backed Securities
(Cost $175,270,088)		177,507,381

U.S. TREASURY OBLIGATIONS — 23.8%

U.S. Treasury Notes
4.450%, USBMMY3M + 0.205%, 10/31/26(B)	$16,260,000	$16,274,628
4.415%, USBMMY3M + 0.170%, 10/31/25(B)	12,510,000	12,514,348
4.395%, USBMMY3M + 0.150%, 04/30/26(B)	29,980,000	29,985,443
4.370%, USBMMY3M + 0.125%, 07/31/25(B)	13,870,000	13,870,247
4.000%, 02/28/30	26,080,000	26,418,225
4.000%, 03/31/30	5,245,000	5,302,777
3.875%, 03/15/28	2,730,000	2,750,048
3.875%, 08/15/34	8,980,000	8,796,191

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
3.750%, 04/15/28	$210,000	$210,787
1.500%, 02/15/30	56,715,000	51,178,641

Total U.S. Treasury Obligations
(Cost $166,075,725)		167,301,335

ASSET-BACKED SECURITIES — 19.2%

Automotive — 10.3%
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl D
1.820%, 02/14/28 (A)	$38,761	$38,708
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl E
3.120%, 02/14/28 (A)	1,555,000	1,552,912
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl D
6.350%, 04/12/29 (A)	2,345,000	2,373,106
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl D
6.820%, 10/12/29 (A)	1,450,000	1,479,772
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl C
6.990%, 09/12/30 (A)	3,000,000	3,038,337
American Credit Acceptance Receivables Trust, Ser 2024-1, Cl D
5.860%, 05/13/30 (A)	1,630,000	1,650,245
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	145,298	140,616
Consumer Portfolio Services Auto Trust, Ser 2025-A, Cl D
5.660%, 04/15/31 (A)	3,520,000	3,544,749
CPS Auto Receivables Trust, Ser 2022-C, Cl D
6.450%, 04/15/30 (A)	500,000	507,099
CPS Auto Receivables Trust, Ser 2023-A, Cl D
6.440%, 04/16/29 (A)	1,800,000	1,834,468
CPS Auto Receivables Trust, Ser 2023-B, Cl D
6.340%, 07/16/29 (A)	1,955,000	2,002,599
CPS Auto Receivables Trust, Ser 2023-D, Cl D
7.800%, 01/15/30 (A)	3,555,000	3,726,098

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Drive Auto Receivables Trust, Ser 2024-2, Cl D
4.940%, 05/17/32	$1,410,000	$1,402,594
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl E
3.440%, 08/17/26 (A)	1,097,019	1,094,751
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/27	738,202	723,734
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl E
2.900%, 07/17/28 (A)	1,190,000	1,163,408
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl D
5.980%, 12/15/28	505,000	508,816
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl D
8.030%, 04/06/29	3,950,000	4,100,306
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl D
6.690%, 06/15/29	1,680,000	1,712,977
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl D
6.950%, 12/17/29	2,400,000	2,464,972
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	1,005,000	1,016,143
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl D
5.060%, 02/18/31	1,110,000	1,098,098
Flagship Credit Auto Trust, Ser 2022-1, Cl D
3.640%, 03/15/28 (A)	1,000,000	965,743
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (A)	740,000	694,330
Flagship Credit Auto Trust, Ser 2023-3, Cl D
6.580%, 08/15/29 (A)	674,000	676,370
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl E
3.140%, 01/18/28 (A)	2,000,000	1,988,447
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl D
3.970%, 01/18/28 (A)	4,080,000	4,051,260
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl D
6.420%, 06/15/28 (A)	500,000	507,711
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl D
6.310%, 03/15/29 (A)	430,000	438,517
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	4,276	4,267

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Octane Receivables Trust, Ser 2023-1A, Cl D
7.760%, 03/20/30 (A)	$1,080,000	$1,121,331
Octane Receivables Trust, Ser 2023-2A, Cl D
7.380%, 06/20/31 (A)	3,779,000	3,905,590
Octane Receivables Trust, Ser 2023-3A, Cl D
7.580%, 09/20/29 (A)	1,000,000	1,038,624
Octane Receivables Trust, Ser 2024-1A, Cl D
6.430%, 10/21/30 (A)	1,295,000	1,323,591
Octane Receivables Trust, Ser 2024-RPT1, Cl R1
6.680%, 02/22/30	3,875,000	3,874,982
Santander Drive Auto Receivables Trust, Ser 2023-S1, Cl R1
8.140%, 04/18/28 (A)	697,912	704,790
Santander Drive Auto Receivables Trust, Ser 2024-S2, Cl R1
5.800%, 12/16/28 (A)	2,240,419	2,238,965
Santander Drive Auto Receivables Trust, Ser 2024-S3, Cl R1
5.810%, 10/16/28 (A)	1,438,501	1,437,834
Santander Drive Auto Receivables Trust, Ser 2024-S3, Cl R2
5.980%, 10/16/28 (A)	1,475,371	1,474,190
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl D
5.430%, 03/17/31	600,000	601,587
Tesla Auto Lease Trust, Ser 2023-A, Cl A3
5.890%, 06/22/26 (A)	395,354	396,084
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/27 (A)	1,170,000	1,175,679
Tesla Auto Lease Trust, Ser 2024-B, Cl A2A
4.790%, 01/20/27 (A)	1,094,076	1,094,508
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (A)	1,000,000	1,005,193
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (A)	600,000	605,912
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A3
5.290%, 06/20/50 (A)	865,000	869,340

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (A)	$1,685,000	$1,713,127
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl D
5.540%, 11/15/30 (A)	1,435,000	1,442,235
		72,524,715
Other Asset-Backed Securities — 8.9%
Affirm Asset Securitization Trust, Ser 2024-X2, Cl D
6.080%, 12/17/29 (A)	710,000	709,610
AGL CLO 16, Ser 2025-16A, Cl DR
6.670%, TSFR3M + 2.400%, 01/20/35 (A)(B)	3,100,000	3,061,604
Barings Private Credit CLO, Ser 2024-1A, Cl A1AR
5.886%, TSFR3M + 1.630%, 10/15/36 (A)(B)	3,255,000	3,241,345
Blackrock MT Hood CLO X, Ser 2023-1A, Cl A1
6.772%, TSFR3M + 2.500%, 04/20/35 (A)(B)	1,415,000	1,414,253
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/51 (A)	1,455,000	1,407,356
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,071,806	989,152
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (A)	410,769	305,210
EnFin Residential Solar Receivables Trust, Ser 2024-2A, Cl A
5.980%, 09/20/55 (A)	1,920,896	1,811,206
Foundation Finance Trust, Ser 2023-2A, Cl C
7.310%, 06/15/49 (A)	1,500,000	1,547,453
Frontier Issuer, Ser 2023-1, Cl A2
6.600%, 08/20/53 (A)	1,000,000	1,015,632
Frontier Issuer, Ser 2023-1, Cl C
11.500%, 08/20/53 (A)	1,000,000	1,048,462
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/54 (A)	300,000	308,497
Golub Capital Partners Clo 45M, Ser 2024-45A, Cl A1R
5.890%, TSFR3M + 1.620%, 07/20/37 (A)(B)	3,400,000	3,378,417

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Golub Capital Partners Clo 47M, Ser 2024-47A, Cl A1AR
5.923%, TSFR3M + 1.620%, 08/05/37 (A)(B)	$1,385,000	$1,374,888
Golub Capital Partners CLO, Ser 2025-78A, Cl C
6.311%, TSFR3M + 2.000%, 04/21/39 (A)(B)	1,230,000	1,217,281
Guggenheim MM CLO, Ser 2021-3A, Cl A
6.081%, TSFR3M + 1.812%, 01/21/34 (A)(B)	3,060,000	3,054,373
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (A)	1,323,438	1,203,405
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.455%, 03/25/36 (B)	40,889	907
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (A)	500,000	506,378
Jersey Mike's Funding, Ser 2019-1A, Cl A2
4.433%, 02/15/50 (A)	1,633,500	1,617,632
Madison Park Funding XXXVI, Ser 2025-36A, Cl D1RR
6.806%, TSFR3M + 2.550%, 04/15/35 (A)(B)	6,000,000	5,903,124
MetroNet Infrastructure Issuer, Ser 2023-1A, Cl A2
6.560%, 04/20/53 (A)	1,120,000	1,149,820
MetroNet Infrastructure Issuer, Ser 2024-1A, Cl B
7.590%, 04/20/54 (A)	3,000,000	3,102,215
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (A)	1,032,093	816,824
Mosaic Solar Loan Trust, Ser 2023-2A, Cl C
8.180%, 09/22/53 (A)	1,000,000	696,446
MVW Owner Trust, Ser 2024-2A, Cl C
4.920%, 03/20/42 (A)	610,363	595,367
Neuberger Berman Loan Advisers CLO 35, Ser 2025-35A, Cl DR
7.420%, TSFR3M + 3.150%, 01/19/33 (A)(B)	3,200,000	3,189,606
Octagon Investment Partners 26, Ser 2018-1A, Cl CR
6.318%, TSFR3M + 2.062%, 07/15/30 (A)(B)	1,000,000	995,990

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Pagaya AI Debt Grantor Trust And Pagaya AI Debt Trust, Ser 2024-6, Cl C
7.068%, 11/15/31 (A)	$1,668,369	$1,684,488
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl D
6.307%, 07/15/32 (A)	1,019,883	1,018,451
Pagaya AI Debt Grantor Trust, Ser 2024-9, Cl D
6.174%, 03/15/32 (A)	1,759,731	1,756,831
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl D
6.988%, 12/15/32 (A)	960,000	962,155
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (A)	1,349,886	1,351,605
Pagaya AI Debt Trust, Ser 2024-3, Cl C
7.297%, 10/15/31 (A)	1,527,786	1,549,597
Pagaya AI Debt Trust, Ser 2025-1, Cl D
6.282%, 07/15/32 (A)	1,020,000	1,016,991
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (A)	940,460	869,240
SERVPRO Master Issuer, Ser 2019-1A, Cl A2
3.882%, 10/25/49 (A)	1,701,000	1,670,178
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (A)	891,215	864,344
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (A)	873,814	851,692
Sunrun Neptune Issuer, Ser 2024-1A, Cl A
6.270%, 02/01/55 (A)	1,337,940	1,300,678
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	157,334	149,467
Westgate Resorts, Ser 2023-1A, Cl C
7.490%, 12/20/37 (A)	1,273,513	1,301,309
		62,009,479
Total Asset-Backed Securities
(Cost $134,443,446)		134,534,194

MUNICIPAL BONDS — 1.9%
	Face Amount	Value
Alaska — 0.1%
City of Port Lions Alaska, RB
7.000%, 10/01/32	$425,000	$445,946

California — 0.5%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,420,000	1,470,180
5.950%, 08/01/29	825,000	843,246
City & County of San Francisco California, GO
4.520%, 06/15/25	500,000	500,123
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	1,000,000	950,839
		3,764,388
Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	737,744	721,546

Illinois — 0.3%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	500,000	498,163
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,247,789
		1,745,952
Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	234,358	23

Iowa — 0.1%
Iowa Finance Authority, RB
7.000%, 11/01/27 (A)	415,000	421,885

Maryland — 0.0%
Montgomery County Housing Opportunities Commission, GO
4.482%, 12/01/29	250,000	254,082

Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (A)	500,000	516,521
		516,521
New Hampshire — 0.5%
New Hampshire Business Finance Authority, RB
4.650%, 02/01/29 (A)(B)	2,500,000	2,500,000

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2025 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
4.520%, 07/01/33 (A)(B)	$850,000	$850,000
		3,350,000
New York — 0.1%
New York State Energy Research & Development Authority, Ser A, RB
4.621%, 04/01/27	820,000	820,128

Pennsylvania — 0.0%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
5.226%, 09/01/40	275,000	269,921

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	215,000	220,051

Wisconsin — 0.2%
Public Finance Authority, RB
6.250%, 06/01/31 (A)	500,000	501,418
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	500,000	509,453
		1,010,871
Total Municipal Bonds
(Cost $13,648,929)		13,541,314

SOVEREIGN DEBT — 1.2%

CANADA — 0.3%
OMERS Finance Trust
3.500%, 04/19/32	$2,000,000	$1,887,279

		1,887,279
FRANCE — 0.1%
Caisse d'Amortissement de la Dette Sociale
3.000%, 05/17/25(A)	1,000,000	999,298

JAPAN — 0.5%
Japan Bank for International Cooperation
4.375%, 10/05/27	1,846,000	1,868,437
1.625%, 01/20/27	1,500,000	1,443,086

		3,311,523

SOVEREIGN DEBT — continued
	Face Amount	Value
JORDAN — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
3.000%, 06/30/25	$1,000,000	$996,779

NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
4.375%, 02/28/29(A)	400,000	407,532
1.000%, 05/28/30(A)	1,000,000	865,674

		1,273,206
Total Sovereign Debt
(Cost $8,390,245)		8,468,085

BANK LOAN OBLIGATIONS — 0.4%

ECOLOGICAL SERVICES & EQUIPMENT — 0.4%
LTR Intermediate Holdings Term Loan
9.460%, 05/05/28	$248,708	$234,823
Terraform Power Operating Specified Refinancing Term Loan
6.299%, TSFR1M + 2.500%, 05/21/29(B)	1,629,083	1,592,428
Vistra Zero Operating Company Term Loan
6.324%, 03/20/31	995,000	965,279
		2,792,530
Total Bank Loan Obligations
(Cost $2,866,922)		2,792,530

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$218,923	$208,224

Total U.S. Government Agency Obligation
(Cost $209,175)		208,224

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2025 (Unaudited)

SHORT-TERM INVESTMENT — 0.0%
	Shares	Value
State Street Institutional US Government Money Market Fund, Premier Class, 4.290%, (G)
(Cost $130,313)	130,313	$130,313
Total Short-Term Investment
(Cost $130,313)		130,313
Total Investments in Securities— 97.6%
(Cost $682,149,206)		$685,185,962

Percentages are based on Net Assets of $701,741,233.

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
U.S. 5-Year Treasury Note	311	Jun-2025	$33,741,174	$33,959,742	$218,568

‡	Real Estate Investment Trust.
(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at April 30, 2025 was $244,320,840 and represented 34.8% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Zero coupon security.
(E)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $127,413.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2025, was $130,313.

Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IO — Interest Only MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFRRATE — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month TSFR3M — Term Secured Overnight Financing Rate 3 Month US0003M — ICE LIBOR USD 1 Month USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

The following is a summary of the inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$180,702,586	$—	$180,702,586
Mortgage-Backed Securities	—	177,507,381	—	177,507,381
U.S. Treasury Obligations	—	167,301,335	—	167,301,335
Asset-Backed Securities	—	134,534,194	—	134,534,194
Municipal Bonds	—	13,541,314	—	13,541,314
Sovereign Debt	—	8,468,085	—	8,468,085
Bank Loan Obligations	—	2,792,530	—	2,792,530
U.S. Government Agency Obligation	—	208,224	—	208,224
Short-Term Investment	130,313	—	—	130,313

Total Investments in Securities	$130,313	$685,055,649	$—	$685,185,962

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$218,568	$—	$—	$218,568

Total Other Financial Instruments	$218,568	$—	$—	$218,568

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2025 (Unaudited)

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%
	Shares	Value
COMMUNICATION SERVICES — 9.9%
Alphabet, Cl A	475,447	$75,500,984
Alphabet, Cl C	387,546	62,352,276
AT&T	786,021	21,772,782
Charter Communications, Cl A *	7,681	3,009,877
Comcast, Cl A	300,105	10,263,591
Electronic Arts	18,873	2,738,284
Fox, Cl A	17,286	860,670
Fox, Cl B	10,542	487,462
Interpublic Group of	29,679	745,536
Match Group	20,004	593,319
Meta Platforms, Cl A	177,277	97,325,073
Netflix *	36,092	40,846,038
News, Cl A	30,132	817,180
News, Cl B	8,937	280,800
Omnicom Group	15,622	1,189,771
Paramount Global, Cl B (A)	47,380	556,241
Take-Two Interactive Software *	13,062	3,047,626
TKO Group Holdings, Cl A	5,307	864,563
T-Mobile US	63,408	15,658,606
Verizon Communications	398,065	17,538,744
Walt Disney	143,831	13,081,429
Warner Bros Discovery *	177,627	1,540,026
		371,070,878
CONSUMER DISCRETIONARY — 10.3%
Airbnb, Cl A *	34,447	4,199,778
Amazon.com *	750,568	138,419,751
AutoZone *	1,336	5,026,834
Best Buy	15,495	1,033,362
Booking Holdings	2,627	13,395,809
CarMax *	12,261	792,919
Carnival *	83,522	1,531,793
Chipotle Mexican Grill, Cl A *	107,900	5,451,108
Darden Restaurants	9,322	1,870,366
Deckers Outdoor *	12,096	1,340,600
Domino's Pizza	2,752	1,349,498
DoorDash, Cl A *	26,997	5,207,451
DR Horton	22,569	2,851,367
eBay	38,075	2,595,192
Expedia Group	9,830	1,542,622
Ford Motor	309,717	3,100,267
Garmin	31,382	5,864,354
General Motors	79,216	3,583,732
Genuine Parts	11,081	1,302,572
Hasbro	10,485	649,021
Hilton Worldwide Holdings	19,146	4,317,040
Home Depot	79,049	28,496,374
Lennar, Cl A	18,582	2,018,191
LKQ	20,720	791,711
Lowe's	44,933	10,045,221
Lululemon Athletica *	8,916	2,414,185

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Marriott International, Cl A	18,209	$4,344,303
McDonald's	57,582	18,406,086
Mohawk Industries *	4,176	444,118
NIKE, Cl B	94,035	5,303,574
Norwegian Cruise Line Holdings *	35,071	562,188
NVR *	238	1,695,928
O'Reilly Automotive *	4,574	6,473,125
Pool	3,033	889,094
PulteGroup	16,111	1,652,666
Ralph Lauren, Cl A	3,179	715,116
Ross Stores	26,255	3,649,445
Royal Caribbean Cruises	19,703	4,234,372
Starbucks	90,357	7,233,078
Tapestry	16,510	1,166,432
Tesla *	222,686	62,833,082
TJX	89,457	11,511,327
Tractor Supply	42,480	2,150,338
Ulta Beauty *	3,696	1,462,285
Williams-Sonoma	9,811	1,515,505
Yum! Brands	22,208	3,340,972
		388,774,152
CONSUMER STAPLES — 6.7%
Archer-Daniels-Midland	44,349	2,117,665
Brown-Forman, Cl B	14,473	504,239
Bunge Global	10,573	832,307
Campbell Soup	22,387	816,230
Clorox	9,818	1,397,101
Coca-Cola	499,438	36,234,227
Colgate-Palmolive	141,284	13,024,972
Conagra Brands	73,310	1,811,490
Constellation Brands, Cl A	13,466	2,525,414
Costco Wholesale	40,715	40,491,067
Dollar General	17,495	1,639,107
Dollar Tree *	16,047	1,312,163
Estee Lauder, Cl A	18,594	1,114,896
General Mills	78,660	4,463,169
Hershey	18,073	3,021,625
Hormel Foods	33,117	990,198
J M Smucker	12,937	1,504,185
Kellanova	40,894	3,384,796
Kenvue	245,281	5,788,632
Keurig Dr Pepper	221,390	7,657,880
Kimberly-Clark	68,958	9,087,285
Kraft Heinz	221,656	6,450,190
Kroger	52,942	3,822,942
Lamb Weston Holdings	11,386	601,295
McCormick	41,561	3,186,066
Molson Coors Beverage, Cl B	28,028	1,612,451
Mondelez International, Cl A	183,828	12,524,202
Monster Beverage *	110,108	6,619,693

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
PepsiCo	194,081	$26,313,502
Sysco	38,918	2,778,745
Target	36,458	3,525,489
Tyson Foods, Cl A	46,277	2,834,003
Walgreens Boots Alliance	57,137	626,793
Walmart	449,238	43,688,395
		254,302,414
ENERGY — 3.3%
APA	29,452	457,684
Baker Hughes, Cl A	78,831	2,790,617
Chesapeake Energy	16,735	1,738,766
Chevron	133,240	18,128,634
ConocoPhillips	101,492	9,044,967
Coterra Energy	58,639	1,440,174
Devon Energy	52,280	1,589,835
Diamondback Energy	14,871	1,963,121
EOG Resources	44,758	4,938,150
Equities	47,500	2,348,400
Exxon Mobil	367,949	38,866,453
Halliburton	69,213	1,371,802
Hess	21,994	2,838,326
Kinder Morgan	248,614	6,538,548
Marathon Petroleum	25,146	3,455,312
Occidental Petroleum	53,787	2,119,746
ONEOK	49,400	4,058,704
Phillips 66	32,864	3,419,828
Schlumberger	111,442	3,705,446
Targa Resources	17,353	2,965,628
Texas Pacific Land	1,499	1,932,016
Valero Energy	25,193	2,924,655
Williams	127,047	7,441,143
		126,077,955
FINANCIALS — 14.9%
Aflac	48,580	5,279,674
Allstate	21,088	4,183,648
American Express	44,165	11,765,998
American International Group	47,326	3,858,015
Ameriprise Financial	7,655	3,605,658
Aon, Cl A	17,210	6,105,936
Apollo Global Management	35,571	4,854,730
Arch Capital Group	29,863	2,707,977
Arthur J Gallagher	26,722	8,569,478
Assurant	4,088	787,921
Bank of America	526,869	21,011,536
Bank of New York Mellon	57,095	4,591,009
Berkshire Hathaway, Cl B *	169,129	90,188,039
Blackstone	58,245	7,671,449
Brown & Brown	18,886	2,088,792
Capital One Financial	30,335	5,468,187
Cboe Global Markets	8,331	1,847,816
Charles Schwab	135,576	11,035,886

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Chubb	51,532	$14,742,274
Cincinnati Financial	12,446	1,732,608
Citigroup	149,381	10,214,673
Citizens Financial Group	34,749	1,281,891
CME Group, Cl A	28,676	7,945,546
Corpay *	5,547	1,804,827
Discover Financial Services	19,974	3,648,651
Erie Indemnity, Cl A	1,988	712,937
Everest Group	3,425	1,228,993
FactSet Research Systems	3,031	1,310,059
Fidelity National Information Services	42,127	3,322,978
Fifth Third Bancorp	53,326	1,916,536
Fiserv *	45,273	8,356,038
Franklin Resources	24,660	462,622
Global Payments	19,665	1,500,636
Globe Life	6,680	823,911
Goldman Sachs Group	24,831	13,596,214
Hartford Financial Services Group	22,886	2,807,426
Huntington Bancshares	115,651	1,680,409
Intercontinental Exchange	45,722	7,679,924
Invesco	35,686	497,106
Jack Henry & Associates	5,810	1,007,628
JPMorgan Chase	221,900	54,281,178
KeyCorp	79,367	1,177,806
Loews	14,043	1,219,354
M&T Bank	13,204	2,241,511
MarketAxess Holdings	3,005	665,878
Marsh & McLennan	44,582	10,051,903
Mastercard, Cl A	67,129	36,790,720
MetLife	46,029	3,469,206
Moody's	12,319	5,581,985
Morgan Stanley	98,468	11,365,176
MSCI, Cl A	6,179	3,368,235
Nasdaq	32,917	2,508,605
Northern Trust	15,563	1,462,611
PayPal Holdings *	78,699	5,181,542
PNC Financial Services Group	31,508	5,063,020
Principal Financial Group	16,739	1,241,197
Progressive	52,283	14,730,212
Prudential Financial	28,170	2,893,341
Raymond James Financial	14,676	2,011,199
Regions Financial	72,480	1,479,317
S&P Global	25,067	12,534,753
State Street	22,961	2,022,864
Synchrony Financial	30,961	1,608,424
T Rowe Price Group	17,691	1,566,538
Travelers	20,038	5,292,637
Truist Financial	104,734	4,015,502
US Bancorp	124,138	5,007,727
Visa, Cl A	152,127	52,559,878

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
W R Berkley	23,917	$1,714,610
Wells Fargo	261,735	18,585,802
Willis Towers Watson	7,942	2,444,548
		558,032,915
HEALTH CARE — 7.9%
Align Technology *	5,593	969,267
Baxter International	53,600	1,670,712
Boston Scientific *	231,358	23,799,797
Cardinal Health	53,290	7,529,344
Cencora, Cl A	32,160	9,412,267
Centene *	101,900	6,098,715
Cigna Group	33,014	11,226,081
CVS Health	131,939	8,801,651
DaVita *	3,501	495,566
Dexcom *	31,113	2,220,846
Edwards Lifesciences *	56,634	4,275,301
Elevance Health	33,191	13,959,471
Henry Schein *	23,430	1,522,247
Hologic *	54,981	3,199,894
Humana	12,894	3,381,323
IDEXX Laboratories *	8,869	3,837,173
Insulet *	5,761	1,453,443
Intuitive Surgical *	41,681	21,499,060
IQVIA Holdings *	140,795	21,833,081
McKesson	18,337	13,070,430
Medtronic	185,190	15,696,704
Mettler-Toledo International *	22,114	23,674,585
Molina Healthcare *	10,990	3,593,840
Quest Diagnostics	40,711	7,255,515
ResMed	18,712	4,427,072
Solventum *	39,458	2,608,963
STERIS	27,748	6,236,085
Stryker	49,540	18,523,997
West Pharmaceutical Services	70,560	14,908,622
Zimmer Biomet Holdings	40,826	4,207,119
Zoetis, Cl A	221,230	34,600,372
		295,988,543
INDUSTRIALS — 8.1%
3M	57,955	8,050,529
A O Smith	9,356	634,898
Allegion	6,928	964,378
AMETEK	18,473	3,132,651
Aptiv *	18,237	1,040,603
Automatic Data Processing	48,467	14,569,180
Axon Enterprise *	5,765	3,535,674
Broadridge Financial Solutions	10,927	2,648,705
Builders FirstSource *	9,172	1,097,246
Carrier Global	66,186	4,139,272
Caterpillar	38,032	11,762,157
CH Robinson Worldwide	9,405	839,114
Cintas	36,592	7,745,795

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Copart *	69,792	$4,259,406
CSX	153,482	4,308,240
Cummins	10,940	3,214,609
Dayforce *	12,670	733,213
Deere	25,579	11,857,401
Delta Air Lines	51,100	2,127,293
Dover	10,920	1,863,498
Eaton	32,197	9,477,831
Emerson Electric	44,873	4,716,601
Equifax	9,868	2,566,963
Expeditors International of Washington	11,156	1,226,156
Fastenal	52,429	4,245,176
FedEx	17,633	3,708,749
Fortive	27,150	1,892,083
GE Vernova	31,220	11,577,000
Generac Holdings *	4,751	543,419
General Electric	109,200	22,008,168
Howmet Aerospace	47,312	6,556,497
Hubbell, Cl B	4,277	1,553,321
IDEX	6,035	1,049,909
Illinois Tool Works	25,914	6,217,028
Ingersoll Rand	32,059	2,418,210
JB Hunt Transport Services	6,331	826,702
Johnson Controls International	65,824	5,522,634
Lennox International	2,548	1,393,119
Masco	16,891	1,023,764
Nordson	4,322	819,322
Norfolk Southern	18,019	4,037,157
Old Dominion Freight Line	14,951	2,291,689
Otis Worldwide	41,603	4,005,121
PACCAR	41,749	3,766,177
Parker-Hannifin	11,106	6,719,796
Paychex	41,139	6,052,370
Paycom Software	3,753	849,642
Pentair	13,186	1,196,366
Quanta Services	11,747	3,438,229
Republic Services, Cl A	29,756	7,461,317
Rockwell Automation	8,998	2,228,625
Rollins	27,070	1,546,509
Snap-on	4,169	1,308,274
Southwest Airlines	47,171	1,318,901
Stanley Black & Decker	12,287	737,466
Trane Technologies	20,919	8,018,462
TransDigm Group	7,582	10,713,897
Uber Technologies *	166,200	13,463,862
Union Pacific	55,512	11,971,718
United Airlines Holdings *	26,211	1,803,841
United Parcel Service, Cl B	58,151	5,541,790
United Rentals	5,197	3,281,646
Veralto	19,716	1,890,764
Verisk Analytics, Cl A	16,179	4,795,941

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Waste Management	39,955	$9,323,899
Westinghouse Air Brake Technologies	14,216	2,626,264
WW Grainger	3,527	3,612,741
Xylem	19,333	2,330,980
		304,199,958
INFORMATION TECHNOLOGY — 30.9%
Accenture, Cl A	49,774	14,889,892
Adobe *	34,641	12,989,682
Advanced Micro Devices *	128,987	12,556,884
Akamai Technologies *	11,955	963,334
Amphenol, Cl A	96,339	7,413,286
Analog Devices	48,034	9,362,787
ANSYS *	6,959	2,239,963
Apple	1,229,451	261,258,338
Applied Materials	64,672	9,746,717
Arista Networks *	82,184	6,761,278
Autodesk *	17,109	4,692,143
Broadcom	380,796	73,291,806
Cadence Design Systems *	21,825	6,498,176
CDW	10,605	1,702,739
Cisco Systems	316,950	18,297,524
Cognizant Technology Solutions, Cl A	39,401	2,898,732
Crowdstrike Holdings, Cl A *	19,601	8,406,281
Dell Technologies, Cl C	24,836	2,278,951
Enphase Energy *	10,559	470,826
EPAM Systems *	4,521	709,390
F5 *	4,595	1,216,480
Fair Isaac *	1,943	3,865,948
First Solar *	8,532	1,073,496
Fortinet *	50,623	5,252,643
Gartner *	6,113	2,574,062
Gen Digital	43,148	1,116,239
GoDaddy, Cl A *	11,237	2,116,264
Hewlett Packard Enterprise	104,519	1,695,298
HP	74,623	1,908,110
Intel	344,566	6,925,777
International Business Machines	77,985	18,858,333
Intuit	22,275	13,976,894
Jabil	8,730	1,279,469
Juniper Networks	26,299	955,180
Keysight Technologies *	13,759	2,000,559
KLA	11,657	8,191,257
Lam Research	102,140	7,320,374
Microchip Technology	42,828	1,973,514
Micron Technology	88,692	6,824,849
Microsoft	610,097	241,146,940
Monolithic Power Systems	3,806	2,257,339
Motorola Solutions	13,299	5,856,747
NetApp	16,191	1,453,142

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
NVIDIA	1,976,793	$215,312,294
NXP Semiconductors	20,225	3,727,670
ON Semiconductor *	33,500	1,329,950
Oracle	129,093	18,165,967
Palantir Technologies, Cl A *	163,118	19,319,696
Palo Alto Networks *	52,688	9,848,968
PTC *	9,590	1,486,162
QUALCOMM	93,181	13,833,651
Roper Technologies	8,533	4,779,163
Salesforce	76,155	20,463,610
Seagate Technology Holdings	16,816	1,530,760
ServiceNow *	16,393	15,655,479
Skyworks Solutions	12,789	822,077
Super Micro Computer *	40,100	1,277,586
Synopsys *	12,301	5,646,282
TE Connectivity	23,742	3,475,354
Teledyne Technologies *	3,708	1,728,039
Teradyne	12,915	958,422
Texas Instruments	91,327	14,616,886
Trimble *	19,600	1,217,944
Tyler Technologies *	3,406	1,850,480
VeriSign *	6,474	1,826,445
Western Digital *	27,647	1,212,597
Workday, Cl A *	17,030	4,172,350
Zebra Technologies, Cl A *	4,095	1,025,060
		1,162,550,535
MATERIALS — 2.2%
Air Products and Chemicals	24,024	6,512,666
Albemarle	9,360	548,028
Amcor	115,235	1,060,162
Avery Dennison	6,404	1,095,788
Ball	23,768	1,234,510
CF Industries Holdings	13,804	1,081,819
Corteva	63,439	3,932,584
Dow	56,028	1,713,897
DuPont de Nemours	33,265	2,195,157
Eastman Chemical	9,179	706,783
Ecolab	20,000	5,028,600
Freeport-McMoRan	114,351	4,120,067
International Flavors & Fragrances	20,367	1,597,995
International Paper	53,730	2,454,386
Linde	47,303	21,439,138
LyondellBasell Industries, Cl A	20,595	1,198,835
Martin Marietta Materials	4,864	2,548,639
Mosaic	25,266	768,087
Newmont	90,601	4,772,861
Nucor	18,686	2,230,548
Packaging Corp of America	7,107	1,319,130
PPG Industries	18,462	2,009,773
Sherwin-Williams	18,438	6,507,139

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS— continued
Smurfit WestRock	39,441	$1,657,311
Steel Dynamics	11,285	1,463,777
Vulcan Materials	10,509	2,756,826
		81,954,506
REAL ESTATE — 2.8%
American Tower ‡	38,833	8,753,346
AvalonBay Communities ‡	11,579	2,431,358
BXP ‡	11,572	737,484
Camden Property Trust ‡	8,502	967,528
CBRE Group, Cl A *	23,521	2,873,796
CoStar Group *	33,500	2,484,695
Crown Castle International ‡	34,584	3,657,604
Digital Realty Trust ‡	31,567	5,067,766
Equinix ‡	10,557	9,086,938
Equity Residential ‡	27,182	1,909,807
Essex Property Trust ‡	5,122	1,429,806
Extra Space Storage ‡	16,869	2,471,646
Federal Realty Investment Trust ‡	6,158	578,975
Host Hotels & Resorts ‡	55,691	786,357
Invitation Homes ‡	45,300	1,548,807
Iron Mountain ‡	23,404	2,098,637
Kimco Realty ‡	54,155	1,082,017
Mid-America Apartment Communities ‡	9,317	1,487,459
Prologis ‡	73,757	7,537,965
Public Storage ‡	12,541	3,767,693
Realty Income ‡	135,130	7,818,622
Regency Centers ‡	12,987	937,402
SBA Communications, Cl A ‡	8,556	2,082,530
Simon Property Group ‡	24,406	3,841,016
UDR ‡	23,983	1,004,408
Welltower ‡	178,621	27,255,778
Weyerhaeuser ‡	57,769	1,496,795
		105,196,235
UTILITIES — 2.5%
Alliant Energy	42,200	2,575,888
American Water Works	15,509	2,279,978
Atmos Energy	30,459	4,892,629
CenterPoint Energy	81,686	3,167,783
CMS Energy	33,737	2,484,730
Consolidated Edison	47,062	5,306,241
Constellation Energy	24,895	5,562,539
Dominion Energy	76,967	4,185,465
Edison International	30,787	1,647,412
Entergy	92,130	7,662,452
Eversource Energy	29,169	1,734,972
Exelon	149,713	7,021,540
FirstEnergy	40,857	1,751,948
NextEra Energy	190,388	12,733,149
NRG Energy	16,106	1,764,896

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
PG&E	174,600	$2,884,392
Pinnacle West Capital	17,804	1,694,585
Public Service Enterprise Group	65,546	5,239,092
Sempra	67,114	4,984,557
Southern	162,943	14,972,832
		94,547,080
Total Common Stock
(Cost $1,738,458,912)		3,742,695,171

RIGHTS — 0.0%
	Number of Rights
Abiomed *(B)(C)	5,594	$—

Total Rights
(Cost $–)		—

SHORT-TERM INVESTMENT — 0.0%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 4.290%, (D)
(Cost $568,086)	$568,086	$568,086
Total Short-Term Investment
(Cost $568,086)		568,086
Total Investments in Securities— 99.5%
(Cost $1,739,026,998)		$3,743,263,257

Percentages are based on Net Assets of $3,763,653,651.

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 Index E-MINI	67	Jun-2025	$17,984,137	$18,716,450	$732,313

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $556,715.
(B)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2025 (Unaudited)

(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2025, was $568,086.

Cl — Class

The following is a summary of the inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Total Common Stock	$3,742,695,171	$—	$—		$3,742,695,171
Short-Term Investment	568,086	—	—		568,086
Rights	—	—	—	#	—

Total Investments in Securities	$3,743,263,257	$—	$—		$3,743,263,257

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$732,313	$—	$—	$732,313

Total Other Financial Instruments	$732,313	$—	$—	$732,313

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

# Security or securities with a market value of $0.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%
	Shares	Value
COMMUNICATION SERVICES — 3.1%
Angi, Cl A *	19,970	$228,855
Cable One	1,850	494,450
Cargurus, Cl A *	37,188	1,039,777
Cars.com *	23,774	276,729
Cinemark Holdings	44,310	1,325,312
Cogent Communications Holdings	17,774	966,017
Gogo *	25,476	192,853
IAC *	28,519	996,454
John Wiley & Sons, Cl A	16,715	729,443
Lumen Technologies *	434,320	1,537,493
Madison Square Garden Sports *	6,723	1,294,648
QuinStreet *	23,619	413,805
Scholastic	9,960	179,579
Shenandoah Telecommunications	21,484	239,332
Shutterstock (A)	9,645	153,934
TEGNA	64,925	1,053,733
Telephone and Data Systems	41,756	1,565,432
Thryv Holdings *	16,184	221,721
Toro Combineco *	16,084	128,189
TripAdvisor *	44,053	548,460
Yelp, Cl A *	26,414	926,603
Ziff Davis *	17,153	506,528
		15,019,347
CONSUMER DISCRETIONARY — 12.5%
Abercrombie & Fitch, Cl A *	500	34,710
Academy Sports & Outdoors	27,850	1,049,388
Acushnet Holdings	11,736	777,158
Adient *	33,684	426,103
Adtalem Global Education *	16,434	1,745,291
Advance Auto Parts	24,200	791,824
American Axle & Manufacturing Holdings *	47,187	180,254
American Eagle Outfitters	70,155	738,732
Asbury Automotive Group *	7,908	1,725,051
BJ's Restaurants *	10,059	334,864
Bloomin' Brands	30,304	243,038
Boot Barn Holdings *	12,525	1,306,859
BorgWarner	87,761	2,490,657
Brinker International *	19,009	2,552,909
Buckle	12,004	417,259
Caleres	13,496	205,679
Carter's	14,463	478,002
Cavco Industries *	3,421	1,689,461
Century Communities	11,450	624,483
Champion Homes *	22,245	1,924,193
Cheesecake Factory	20,486	1,031,880
Cracker Barrel Old Country Store (A)	9,458	403,856

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Dana	53,211	$731,119
Dave & Buster's Entertainment *	12,362	237,227
Dorman Products *	10,900	1,234,970
Dream Finders Homes, Cl A *	13,237	299,950
Ethan Allen Interiors	9,083	258,230
Etsy *	45,145	1,962,905
Foot Locker *	35,543	436,113
Fox Factory Holding *	16,728	339,746
Frontdoor *	32,296	1,327,689
Gentherm *	12,433	323,382
G-III Apparel Group *	15,499	390,885
Green Brick Partners *	13,556	799,669
Group 1 Automotive	5,340	2,155,384
Guess?	11,005	123,806
Hanesbrands *	157,492	722,888
Helen of Troy *	9,540	265,784
Installed Building Products	9,689	1,606,727
Jack in the Box (A)	7,567	197,045
Kohl's (A)	44,674	299,316
Kontoor Brands	20,913	1,257,917
La-Z-Boy, Cl Z	17,956	709,262
LCI Industries	10,218	787,604
Leggett & Platt	53,937	518,874
LGI Homes *	8,817	481,496
M/I Homes *	11,631	1,240,795
MarineMax *	8,878	190,522
Matthews International, Cl A	13,027	266,402
Meritage Homes	30,121	2,052,445
Mister Car Wash *	47,714	327,318
Monro	12,019	167,545
National Vision Holdings *	31,604	390,309
Oxford Industries	5,923	287,858
Papa John's International	13,125	453,206
Patrick Industries	13,484	1,037,998
Perdoceo Education	28,041	704,390
Phinia	16,379	657,617
Sabre *	182,822	433,288
Sally Beauty Holdings *	40,916	333,056
Shake Shack, Cl A *	16,743	1,469,031
Shoe Carnival	7,089	123,207
Signet Jewelers	17,454	1,035,022
Six Flags Entertainment	38,523	1,325,576
Sonic Automotive, Cl A	6,028	366,020
Sonos *	52,327	481,932
Standard Motor Products	8,282	224,442
Steven Madden	28,971	608,391
Strategic Education	9,762	796,384
Stride *	18,488	2,629,918
Topgolf Callaway Brands *	56,804	375,474
Tri Pointe Homes *	37,711	1,159,613
Upbound Group, Cl A	20,498	407,910

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Urban Outfitters *	23,377	$1,233,838
Victoria's Secret *	33,359	627,149
Winnebago Industries	11,396	362,621
Wolverine World Wide	39,345	513,452
XPEL *	9,099	260,595
		61,182,963
CONSUMER STAPLES — 3.4%
Andersons	12,893	486,195
B&G Foods	33,960	233,984
Cal-Maine Foods	17,544	1,638,083
Central Garden & Pet *	3,699	124,138
Central Garden & Pet, Cl A *	20,277	599,591
Chefs' Warehouse *	15,917	906,792
Edgewell Personal Care	19,355	591,295
Energizer Holdings	26,364	712,883
Fresh Del Monte Produce	15,269	519,299
Freshpet *	20,268	1,490,509
Grocery Outlet Holding *	40,806	685,133
Inter Parfums	7,462	814,850
J & J Snack Foods	6,403	829,765
John B Sanfilippo & Son	3,628	240,428
MGP Ingredients	5,639	166,181
National Beverage	10,078	447,463
PriceSmart	10,252	1,040,476
Simply Good Foods *	38,268	1,381,857
SpartanNash	13,782	273,435
Tootsie Roll Industries	7,315	234,093
TreeHouse Foods *	18,132	422,294
United Natural Foods *	28,366	757,656
USANA Health Sciences *	4,437	124,635
WD-40	5,497	1,255,295
WK Kellogg	30,007	538,026
		16,514,356
ENERGY — 3.8%
Archrock	78,190	1,839,811
Atlas Energy Solutions, Cl A (A)	35,700	483,021
Bristow Group *	14,379	417,566
Cactus, Cl A	30,088	1,141,539
California Resources	32,341	1,116,088
Comstock Resources *	45,075	823,520
Core Laboratories	25,141	285,853
Crescent Energy, Cl A	86,111	712,999
CVR Energy	17,952	338,575
Dorian LPG	17,885	383,097
Helix Energy Solutions Group *	70,380	428,614
Helmerich & Payne	44,142	833,842
Innovex International *	21,354	322,445
International Seaways	18,205	618,242
Liberty Energy, Cl A	72,554	834,371
Magnolia Oil & Gas, Cl A	83,444	1,713,105
Northern Oil and Gas	43,988	1,068,908

COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Par Pacific Holdings *	26,240	$375,757
Patterson-UTI Energy	158,464	893,737
ProPetro Holding *	47,987	238,975
REX American Resources *	7,734	307,195
RPC	47,443	224,405
SM Energy	50,377	1,148,092
Talos Energy *	59,508	409,415
Tidewater *	21,082	762,958
Vital Energy *	14,596	206,971
World Kinect	28,886	724,750
		18,653,851
FINANCIALS — 19.5%
Acadian Asset Management	11,232	302,590
Ameris Bancorp	25,958	1,521,139
AMERISAFE	7,641	355,230
Apollo Commercial Real Estate Finance ‡	51,273	480,428
Arbor Realty Trust ‡(A)	75,692	872,729
ARMOUR Residential REIT ‡	30,667	505,085
Artisan Partners Asset Management, Cl A	28,120	1,039,878
Assured Guaranty	19,194	1,683,889
Atlantic Union Bankshares	52,330	1,449,541
Axos Financial *	21,810	1,384,499
Banc of California	55,280	745,174
BancFirst	7,998	942,324
Bancorp *	20,228	977,215
Bank of Hawaii	15,952	1,054,587
BankUnited	31,496	1,030,234
Banner	13,829	845,505
Berkshire Hills Bancorp	18,303	454,463
BGC Group, Cl A	150,211	1,360,912
Blackstone Mortgage Trust, Cl A ‡	68,864	1,311,859
Bread Financial Holdings	20,812	987,529
Brookline Bancorp	35,756	373,293
Capitol Federal Financial	49,026	277,977
Cathay General Bancorp	28,573	1,191,208
Central Pacific Financial	10,862	279,045
City Holding	5,900	683,633
Cohen & Steers	10,754	820,745
Community Financial System	21,137	1,153,869
Customers Bancorp *	12,180	609,000
CVB Financial	52,696	976,984
Dime Community Bancshares	18,268	469,305
Donnelley Financial Solutions *	10,655	513,571
Eagle Bancorp	13,054	234,319
Ellington Financial ‡(A)	36,384	474,084
Employers Holdings	9,919	481,964
Enact Holdings	11,800	422,322
Encore Capital Group *	9,508	327,075
Enova International *	10,984	1,008,221

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
EVERTEC	25,529	$866,454
EZCORP, Cl A *	20,856	341,413
FB Financial	14,045	597,755
First BanCorp Puerto Rico	65,349	1,283,455
First Bancorp Southern Pines	16,593	671,353
First Commonwealth Financial	40,710	623,677
First Financial Bancorp	38,324	887,201
First Hawaiian	50,735	1,159,802
Franklin BSP Realty Trust ‡	33,336	379,364
Fulton Financial	73,075	1,218,891
Genworth Financial, Cl A *	171,374	1,175,626
Goosehead Insurance, Cl A	10,884	1,058,034
HA Sustainable Infrastructure Capital	49,557	1,237,934
Hanmi Financial	12,661	289,557
HCI Group	3,636	531,947
Heritage Financial	13,641	311,288
Hilltop Holdings	18,482	545,773
Hope Bancorp	50,801	506,486
Horace Mann Educators	16,357	679,470
Independent Bank	17,484	1,033,130
Jackson Financial, Cl A	30,079	2,343,455
KKR Real Estate Finance Trust ‡	23,236	214,933
Lakeland Financial	10,238	569,949
Lincoln National	70,190	2,236,955
Mercury General	10,670	591,331
Moelis, Cl A	28,328	1,517,814
Mr Cooper Group *	25,524	3,037,611
National Bank Holdings, Cl A	15,272	552,236
Navient	29,762	368,454
NBT Bancorp	18,931	801,539
NCR Atleos *	30,299	845,948
New York Mortgage Trust ‡	36,351	213,380
NMI Holdings, Cl A *	31,484	1,138,776
Northwest Bancshares	51,171	631,962
OFG Bancorp	18,420	724,827
Pacific Premier Bancorp	38,704	787,239
Palomar Holdings *	11,354	1,646,557
Park National	5,837	876,134
Pathward Financial	9,570	759,571
Payoneer Global *	112,186	788,668
PennyMac Mortgage Investment Trust ‡	34,859	447,590
Piper Sandler	6,462	1,558,117
PJT Partners	9,775	1,385,215
PRA Group *	17,370	317,871
Preferred Bank	4,923	393,151
ProAssurance *	22,516	522,596
PROG Holdings	16,672	439,474
Provident Financial Services	52,367	857,248
Radian Group	58,216	1,859,419
Ready Capital ‡	67,634	300,971

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Redwood Trust ‡	53,182	$330,260
Renasant	36,996	1,186,462
S&T Bancorp	15,354	559,500
Safety Insurance Group	5,955	455,558
Seacoast Banking Corp of Florida	34,034	806,946
ServisFirst Bancshares	20,977	1,493,982
Simmons First National, Cl A	50,426	940,949
SiriusPoint *	37,027	622,053
Southside Bancshares	11,433	322,296
Stellar Bancorp	19,083	476,312
StepStone Group, Cl A	27,341	1,367,323
Stewart Information Services	11,142	729,578
StoneX Group *	17,834	1,579,468
Tompkins Financial	5,040	300,384
Triumph Financial *	8,817	471,004
Trupanion *	15,336	561,298
TrustCo Bank NY	7,633	232,425
Trustmark	24,484	821,438
Two Harbors Investment ‡	41,608	493,887
United Community Banks	47,903	1,322,602
United Fire Group	10,242	283,396
Veritex Holdings	21,879	509,343
Virtu Financial, Cl A	34,594	1,354,355
Virtus Investment Partners	2,648	406,706
WaFd	32,728	933,730
Walker & Dunlop	12,874	985,376
Westamerica BanCorp	10,718	519,073
WisdomTree	45,923	399,530
World Acceptance *	1,299	167,727
WSFS Financial	23,540	1,213,487
		95,575,474
HEALTH CARE — 11.3%
ACADIA Pharmaceuticals *	60,948	889,841
AdaptHealth, Cl A *	50,201	427,210
Addus HomeCare *	7,635	798,239
ADMA Biologics *	104,811	2,494,502
Alkermes *	77,714	2,235,832
AMN Healthcare Services *	16,752	342,243
Arcus Biosciences *	43,628	381,745
Arrowhead Pharmaceuticals *	59,658	828,650
Artivion *	17,764	420,829
Astrana Health *	18,279	569,756
Avanos Medical *	20,597	258,492
Catalyst Pharmaceuticals *	56,112	1,362,960
Certara *	47,293	655,481
Collegium Pharmaceutical *	20,049	541,223
Concentra Group Holdings Parent	46,069	1,002,000
CONMED	12,835	630,327
CorVel *	11,860	1,289,894

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Embecta	29,256	$356,631
Enovis *	23,712	820,198
Fortrea Holdings *	55,025	342,806
Glaukos *	22,939	2,162,001
Harmony Biosciences Holdings *	22,869	673,949
HealthStream	11,102	373,360
ICU Medical *	10,508	1,435,288
Innoviva *	35,886	670,709
Inspire Medical Systems *	12,348	1,955,676
Integer Holdings *	13,919	1,758,109
Integra LifeSciences Holdings *	29,166	478,031
Krystal Biotech *	11,208	1,904,015
LeMaitre Vascular	9,111	826,732
Ligand Pharmaceuticals *	9,646	1,059,710
Merit Medical Systems *	24,519	2,315,820
Myriad Genetics *	54,113	400,977
National HealthCare	5,498	519,506
Neogen *	88,624	447,551
NeoGenomics *	57,098	365,142
OmniAB *(B)	3,296	—
OmniAB *(B)	3,296	—
Omnicell *	21,033	657,492
Owens & Minor *	34,587	244,184
Pacira BioSciences *	23,978	645,008
Phibro Animal Health, Cl A	19,148	356,344
Premier, Cl A	38,839	790,374
Prestige Consumer Healthcare *	23,887	1,940,341
Privia Health Group *	45,084	1,058,572
Progyny *	30,939	706,647
Protagonist Therapeutics *	29,610	1,356,730
RadNet *	27,557	1,443,436
Schrodinger *	24,602	630,549
Select Medical Holdings	46,223	843,108
Simulations Plus	6,946	238,595
STAAR Surgical *	21,009	383,624
Supernus Pharmaceuticals *	29,208	948,676
Tandem Diabetes Care *	29,044	489,391
Teleflex	18,911	2,591,753
TG Therapeutics *	58,508	2,662,699
TransMedics Group *	14,224	1,308,750
UFP Technologies *	3,214	670,248
US Physical Therapy	6,320	449,415
Vericel *	24,960	948,979
		55,360,350
INDUSTRIALS — 18.4%
AAR *	15,720	840,391
ABM Industries	25,450	1,240,433
Air Lease, Cl A	43,650	2,041,074
Alamo Group	4,403	735,213
Albany International, Cl A	13,289	873,885

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Allegiant Travel	6,638	$311,521
Amentum Holdings *	61,727	1,346,883
American Woodmark *	6,610	389,990
Apogee Enterprises	9,696	384,640
ArcBest	9,346	546,928
Arcosa	20,695	1,657,049
Armstrong World Industries	18,489	2,681,275
Astec Industries	10,893	394,653
AZZ	13,251	1,149,657
Boise Cascade	16,046	1,496,771
Brady, Cl A	17,852	1,254,817
CoreCivic *	47,287	1,070,578
CSG Systems International	11,688	702,799
CSW Industrials	7,159	2,237,044
Deluxe	17,991	262,669
DNOW *	47,826	758,999
DXP Enterprises *	6,317	558,802
Dycom Industries *	12,392	2,076,280
Enerpac Tool Group, Cl A	24,344	982,767
EnPro Industries	9,117	1,362,080
Enviri *	39,481	271,234
ESCO Technologies	11,420	1,786,659
Everus Construction *	22,616	910,048
Federal Signal	25,704	2,093,077
Forward Air *(A)	9,341	137,499
Franklin Electric	16,585	1,409,062
Gates Industrial *	98,014	1,854,425
GEO Group *	57,539	1,799,820
Gibraltar Industries *	13,046	690,786
GMS *	16,155	1,183,515
Granite Construction	19,092	1,551,989
Greenbrier	14,753	625,822
Griffon	17,169	1,169,380
Hayward Holdings *	64,312	857,279
Healthcare Services Group *	30,585	434,613
Heartland Express	17,331	131,716
Heidrick & Struggles International	9,792	382,084
Hertz Global Holdings *(A)	54,491	371,629
Hillenbrand	30,300	612,969
HNI	19,499	824,808
Hub Group, Cl A	24,379	770,133
Insteel Industries	8,789	298,035
Interface, Cl A	26,852	504,818
JetBlue Airways *	131,644	573,968
John Bean Technologies	20,113	2,117,094
Kadant	5,085	1,500,075
Kennametal	33,418	650,983
Korn Ferry	20,768	1,281,386
Lindsay	4,887	630,716
Liquidity Services *	11,705	371,985
Marten Transport	23,212	298,042

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Masterbrand *	56,054	$681,056
Matson	13,328	1,453,951
Mercury Systems *	23,106	1,155,300
MillerKnoll	29,181	478,568
Mueller Water Products, Cl A	70,903	1,860,495
MYR Group *	6,871	840,461
NV5 Global *	20,891	387,528
OPENLANE *	45,011	833,154
Pitney Bowes	80,174	695,910
Powell Industries	4,286	784,809
Proto Labs *	12,098	425,366
Quanex Building Products	20,305	333,814
Resideo Technologies *	64,475	1,081,890
Robert Half	40,309	1,785,689
Rush Enterprises, Cl A	26,919	1,372,600
RXO *	58,021	817,516
Schneider National, Cl B	18,862	405,344
SkyWest *	16,610	1,481,114
SPX Technologies *	19,495	2,615,254
Standex International	5,295	748,819
Sterling Infrastructure *	12,400	1,852,932
Sun Country Airlines Holdings *	16,443	161,141
Sunrun *	100,845	694,822
Tennant	7,608	548,993
Titan International *	25,131	184,713
Trinity Industries	36,663	920,241
Triumph Group *	35,638	905,205
UniFirst	6,379	1,138,460
Verra Mobility, Cl A *	66,138	1,441,808
Vestis	47,363	414,900
Viad *	9,795	286,895
Vicor *	11,180	446,138
Werner Enterprises	24,821	612,086
WillScot Holdings	76,095	1,911,506
Worthington Enterprises	13,573	687,201
Zurn Elkay Water Solutions	60,555	2,056,448
		89,954,974
INFORMATION TECHNOLOGY — 12.0%
A10 Networks	32,558	536,556
ACI Worldwide *	43,877	2,341,277
Adeia	49,059	603,916
Advanced Energy Industries	15,119	1,472,742
Alarm.com Holdings *	19,837	1,063,263
Alpha & Omega Semiconductor *	12,036	226,638
Arlo Technologies *	44,027	432,785
Axcelis Technologies *	13,045	638,944
Badger Meter	11,803	2,606,338
Benchmark Electronics	15,216	494,976
BlackLine *	20,814	983,045
Box, Cl A *	57,671	1,800,489

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Calix *	24,174	$988,958
CEVA *	11,361	297,772
Cleanspark *(A)	116,770	954,011
Clear Secure, Cl A	40,140	990,655
Cohu *	18,707	299,312
Corsair Gaming *	21,337	151,066
CTS	12,086	460,235
Digi International *	14,808	402,778
DigitalOcean Holdings *	27,606	853,025
Diodes *	18,595	714,048
DoubleVerify Holdings, Cl Rights *	57,613	763,948
DXC Technology *	72,799	1,129,840
ePlus *	10,571	659,208
Extreme Networks *	56,362	741,724
FormFactor *	31,082	874,647
Grid Dynamics Holdings *	29,724	420,892
Harmonic *	48,250	433,285
Ichor Holdings *	13,965	276,228
Impinj *	9,825	905,177
Insight Enterprises *	10,968	1,516,655
InterDigital	11,069	2,224,869
Itron *	18,095	2,013,793
Knowles *	35,181	553,749
Kulicke & Soffa Industries	21,424	690,495
LiveRamp Holdings *	26,412	690,938
MARA Holdings *(A)	140,963	1,884,675
MaxLinear, Cl A *	33,783	337,492
N-able *	28,328	199,996
NCR Voyix *	58,579	502,022
NetScout Systems *	28,796	605,292
OSI Systems *	6,397	1,309,722
PC Connection	4,959	307,656
PDF Solutions *	12,448	228,421
Penguin Solutions *	24,079	294,607
Photronics *	26,689	487,608
Plexus *	10,852	1,328,610
Progress Software	17,405	1,043,604
Qorvo *	37,482	2,686,335
Rogers *	6,815	421,235
Sandisk *	47,975	1,540,477
Sanmina *	21,802	1,674,176
ScanSource *	8,663	285,792
Semtech *	36,278	1,133,688
SiTime *	8,335	1,224,078
SMART Global Holdings *	23,725	404,986
Sprinklr, Cl A *	44,875	345,089
SPS Commerce *	15,228	2,185,370
Teradata *	38,406	825,729
TTM Technologies *	43,854	877,957
Ultra Clean Holdings *	18,109	338,729
Veeco Instruments *	23,251	434,794

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Viasat *	37,380	$346,513
Viavi Solutions *	91,339	966,367
Vishay Intertechnology	45,091	585,732
Wolfspeed *(A)	67,159	238,414
Xerox Holdings	46,442	204,809
		58,458,252
MATERIALS — 5.0%
AdvanSix	10,728	229,794
Alpha Metallurgical Resources *	4,481	543,769
Balchem	13,245	2,073,505
Celanese, Cl A	44,035	1,959,998
Century Aluminum *	25,167	412,990
Chemours	63,036	780,386
Element Solutions	89,409	1,824,838
FMC	50,618	2,121,907
Hawkins	8,312	1,012,235
HB Fuller	21,942	1,185,746
Ingevity *	15,992	527,416
Innospec	10,010	895,695
Kaiser Aluminum	6,379	411,190
Koppers Holdings	8,134	203,838
Materion	8,328	691,307
Metallus *	15,007	189,838
Minerals Technologies	12,798	660,249
MP Materials *(A)	52,436	1,282,585
O-I Glass, Cl I *	61,749	781,742
Quaker Chemical	5,497	582,352
Sealed Air	58,940	1,624,386
Sensient Technologies	17,000	1,597,150
Stepan	8,486	429,052
SunCoke Energy	34,132	309,236
Sylvamo	14,309	853,103
Warrior Met Coal	21,085	1,008,285
Worthington Steel	14,054	360,626
		24,553,218
REAL ESTATE — 8.1%
Acadia Realty Trust ‡	53,167	1,015,490
Alexander & Baldwin ‡	29,149	500,780
American Assets Trust ‡	18,950	354,933
Apple Hospitality REIT ‡	89,545	1,053,945
Armada Hoffler Properties ‡	31,982	216,518
Brandywine Realty Trust ‡	85,556	338,802
CareTrust REIT ‡	76,276	2,232,599
Centerspace ‡	6,775	408,939
Curbline Properties ‡	41,895	958,977
Cushman & Wakefield *	97,867	917,014
DiamondRock Hospitality ‡	83,310	611,495
Douglas Emmett ‡	73,775	1,020,308
Easterly Government Properties, Cl A ‡	15,938	321,469
Elme Communities ‡	37,320	581,072

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Essential Properties Realty Trust ‡	78,385	$2,521,645
eXp World Holdings (A)	40,100	367,316
Four Corners Property Trust ‡	41,366	1,156,180
Getty Realty ‡	20,317	568,673
Global Net Lease ‡	94,402	712,735
Highwoods Properties ‡	46,528	1,323,256
Innovative Industrial Properties, Cl A ‡	11,951	649,059
JBG SMITH Properties ‡	34,282	479,262
Kennedy-Wilson Holdings	47,430	303,552
LTC Properties ‡	18,164	651,543
LXP Industrial Trust ‡	120,482	950,603
Macerich ‡	107,415	1,574,704
Marcus & Millichap	9,898	300,899
Millrose Properties *	52,973	1,326,444
NexPoint Residential Trust ‡	10,924	407,247
Outfront Media ‡	60,714	918,603
Pebblebrook Hotel Trust ‡	48,035	434,717
Phillips Edison ‡	50,235	1,743,154
Ryman Hospitality Properties ‡	24,039	2,114,230
Safehold ‡	21,639	340,814
Saul Centers ‡	4,850	158,595
SITE Centers ‡	18,937	224,214
SL Green Realty ‡	30,532	1,606,289
St. Joe	15,234	644,703
Summit Hotel Properties ‡	43,510	177,086
Sunstone Hotel Investors ‡	80,625	672,412
Tanger ‡	45,776	1,442,402
Terreno Realty ‡	41,218	2,321,810
Uniti Group ‡	114,589	563,778
Urban Edge Properties ‡	51,895	937,743
Veris Residential ‡	34,804	540,158
Whitestone REIT, Cl B ‡	17,893	233,325
Xenia Hotels & Resorts ‡	40,861	436,395
		39,335,887
UTILITIES — 2.4%
American States Water	17,497	1,419,182
Avista	36,614	1,518,383
California Water Service Group	26,962	1,365,625
Chesapeake Utilities	10,722	1,411,766
Clearway Energy, Cl A	19,427	531,329
Clearway Energy, Cl C	39,654	1,163,448
MDU Resources Group	94,508	1,619,867
Middlesex Water	9,470	597,746
Northwest Natural Holding	19,980	861,138
SJW Group	14,511	823,354

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
Unitil	8,558	$502,012
		11,813,850
Total Common Stock
(Cost $437,151,382)		486,422,522

RIGHTS — 0.0%
	Number of Rights
Toriba Therapeutics *(B)(C)	2,044	$—

Total Rights
(Cost $123)		—

SHORT-TERM INVESTMENT — 1.6%
	Shares
State Street Institutional US Government Money Market Fund, Premier Class, 4.290%, (D)
(Cost $7,959,886)	7,959,886	$7,959,886
Total Short-Term Investment
(Cost $7,959,886)		7,959,886
Total Investments in Securities— 101.1%
(Cost $445,111,391)		$494,382,408

Percentages are based on Net Assets of $489,010,513.

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000 Index E-MINI	20	Jun-2025	$1,901,705	$1,969,800	$68,095

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $7,779,396.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.

(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2025, was $7,959,886.

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Total Common Stock	$486,422,522	$—	$—		$486,422,522
Short-Term Investment	7,959,886	—	—		7,959,886
Rights	—	—	—	#	—

Total Investments in Securities	$494,382,408	$—	$—		$494,382,408

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$68,095	$—	$—	$68,095

Total Other Financial Instruments	$68,095	$—	$—	$68,095

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

# Security or securities with a market value of $0.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%
	Shares	Value
COMMUNICATION SERVICES — 6.9%
Alphabet, Cl A	55,872	$8,872,473
Alphabet, Cl C	59,574	9,584,861
AT&T	11,248	311,570
Charter Communications, Cl A *	966	378,537
Comcast, Cl A	9,066	310,057
Electronic Arts	910	132,032
Meta Platforms, Cl A	34,714	19,057,986
Netflix *	1,413	1,599,120
Omnicom Group	34,901	2,658,060
Spotify Technology *	159	97,623
Take-Two Interactive Software *	374	87,262
TKO Group Holdings, Cl A	748	121,857
T-Mobile US	13,465	3,325,182
Walt Disney	48,652	4,424,899
		50,961,519
CONSUMER DISCRETIONARY — 7.6%
Airbnb, Cl A *	200	24,384
Amazon.com *	154,205	28,438,486
AutoNation *	12,832	2,234,693
AutoZone *	1,279	4,812,365
Bath & Body Works	664	20,259
Booking Holdings	564	2,875,994
Carvana, Cl A *	384	93,830
Chipotle Mexican Grill, Cl A *	79,690	4,025,939
Deckers Outdoor *	970	107,505
Domino's Pizza	179	87,776
DoorDash, Cl A *	1,000	192,890
eBay	1,990	135,638
General Motors	2,274	102,876
Hilton Worldwide Holdings	917	206,765
Home Depot	9,187	3,311,821
Lowe's	1,384	309,407
Lululemon Athletica *	677	183,311
Marriott International, Cl A	881	210,189
McDonald's	2,275	727,204
NIKE, Cl B	1,329	74,956
NVR *	31	220,898
O'Reilly Automotive *	3,126	4,423,915
Pool	100	29,314
Ross Stores	1,696	235,744
Royal Caribbean Cruises	1,048	225,226
Starbucks	1,178	94,299
Tesla *	7,081	1,997,975
TJX	2,440	313,979
Tractor Supply	800	40,496
Ulta Beauty *	193	76,359
Wingstop	320	84,445
Yum! Brands	877	131,936
		56,050,874

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — 5.7%
Coca-Cola	114,442	$8,302,767
Coca-Cola Europacific Partners	22,472	2,039,109
Colgate-Palmolive	1,840	169,630
Costco Wholesale	5,739	5,707,435
Kenvue	207,035	4,886,026
Keurig Dr Pepper	11,362	393,012
Kimberly-Clark	1,821	239,971
Lamb Weston Holdings	400	21,124
Mondelez International, Cl A	1,845	125,700
Monster Beverage *	30,097	1,809,432
PepsiCo	2,646	358,745
Sysco	70,470	5,031,558
Target	761	73,589
Unilever ADR	74,639	4,743,308
US Foods Holding *	106,482	6,991,608
Walmart	12,695	1,234,589
		42,127,603
ENERGY — 3.5%
Baker Hughes, Cl A	1,300	46,020
Cenovus Energy	201,456	2,371,137
Chesapeake Energy	968	100,575
Chevron	4,476	609,004
ConocoPhillips	58,401	5,204,697
Diamondback Energy	35,326	4,663,385
EOG Resources	1,993	219,888
Equities	2,027	100,215
Exxon Mobil	11,054	1,167,634
Hess	315	40,651
Marathon Petroleum	26,063	3,581,317
ONEOK	39,972	3,284,100
Phillips 66	1,419	147,661
Schlumberger	110,434	3,671,931
Targa Resources	1,282	219,094
Texas Pacific Land	52	67,021
Valero Energy	1,979	229,742
Williams	4,785	280,257
		26,004,329
FINANCIALS — 16.5%
Allstate	19,254	3,819,801
American Express	17,915	4,772,735
American International Group	3,103	252,957
Aon, Cl A	10,462	3,711,813
Apollo Global Management	29,156	3,979,211
Ares Management, Cl A	948	144,598
Arthur J Gallagher	5,678	1,820,878
Axis Capital Holdings	1,189	114,524
Bank of America	24,417	973,750
Bank of New York Mellon	2,554	205,367
Berkshire Hathaway, Cl B *	20,178	10,759,918
Block, Cl A *	2,200	128,634
Blue Owl Capital, Cl A	41,117	761,898

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Capital One Financial	972	$175,213
Cboe Global Markets	451	100,032
Charles Schwab	40,917	3,330,644
Chubb	7,945	2,272,906
Citigroup	8,313	568,443
CME Group, Cl A	1,413	391,514
Corebridge Financial	6,048	179,202
Corpay *	13,101	4,262,672
Discover Financial Services	16,242	2,966,926
Equitable Holdings	2,328	115,120
Everest Group	6,542	2,347,466
Fidelity National Information Services	55,076	4,344,395
Fifth Third Bancorp	3,723	133,805
Fiserv *	2,869	529,531
Global Payments	915	69,824
Goldman Sachs Group	4,639	2,540,084
Hartford Financial Services Group	2,345	287,661
Huntington Bancshares	263,715	3,831,779
Intercontinental Exchange	9,839	1,652,657
JPMorgan Chase	52,283	12,789,468
KeyCorp	6,100	90,524
LPL Financial Holdings	13,736	4,392,635
Marsh & McLennan	1,591	358,723
Mastercard, Cl A	16,249	8,905,427
MetLife	3,789	285,577
Moody's	20,306	9,201,055
Morgan Stanley	32,334	3,731,990
Popular	653	62,309
Progressive	889	250,467
RenaissanceRe Holdings	1,079	261,042
S&P Global	973	486,549
State Street	1,808	159,285
TPG, Cl A	2,564	119,098
Tradeweb Markets, Cl A	781	108,012
Travelers	161	42,525
Truist Financial	842	32,282
Visa, Cl A	40,539	14,006,225
Voya Financial	2,467	146,046
Wells Fargo	65,942	4,682,541
Western Alliance Bancorp	794	55,350
		121,713,088
HEALTH CARE — 8.1%
Boston Scientific *	5,720	588,416
Cencora, Cl A	28,097	8,223,149
Centene *	18,503	1,107,405
Cigna Group	4,872	1,656,675
CVS Health	3,376	225,213
Elevance Health	6,896	2,900,320
Humana	13,628	3,573,807

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
IDEXX Laboratories *	8,651	$3,742,855
Intuitive Surgical *	1,357	699,941
McKesson	12,001	8,554,193
Medtronic	62,358	5,285,464
Mettler-Toledo International *	7,120	7,622,458
Molina Healthcare *	379	123,937
Quest Diagnostics	21,261	3,789,135
Stryker	22,695	8,486,114
Veeva Systems, Cl A *	7,506	1,754,077
West Pharmaceutical Services	5,519	1,166,109
Zimmer Biomet Holdings	1,375	141,694
		59,640,962
INDUSTRIALS — 11.9%
Allegion	10,702	1,489,718
AMETEK	51,394	8,715,395
Booz Allen Hamilton Holding, Cl A	418	50,168
Builders FirstSource *	6,483	775,561
Canadian National Railway	1,029	99,628
Carrier Global	2,697	168,670
Caterpillar	539	166,697
CH Robinson Worldwide	16,454	1,468,026
Cintas	866	183,315
Copart *	69,181	4,222,116
CSX	8,111	227,676
Cummins	1,016	298,541
Dayforce *	1,800	104,166
Deere	827	383,364
Dover	1,307	223,040
Emerson Electric	17,087	1,796,015
Equifax	27,603	7,180,368
Esab	779	93,573
Fastenal	1,135	91,901
FedEx	476	100,117
Ferguson Enterprises	1,107	187,814
Fortive	46,391	3,232,989
GE Vernova	767	284,419
General Electric	20,389	4,109,199
HEICO	10,452	2,620,944
Howmet Aerospace	1,534	212,582
Hubbell, Cl B	708	257,131
Ingersoll Rand	1,485	112,014
Johnson Controls International	1,314	110,245
KBR	28,937	1,528,163
Middleby *	200	26,670
Norfolk Southern	32,277	7,231,662
Old Dominion Freight Line	1,991	305,180
Rockwell Automation	1,017	251,891
Saia *	712	173,728
SiteOne Landscape Supply *	316	36,280
SS&C Technologies Holdings	576	43,546

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Stanley Black & Decker	3,912	$234,798
Trane Technologies	491	188,205
TransDigm Group	10,257	14,493,859
TransUnion	33,831	2,806,620
Trex *	700	40,474
Uber Technologies *	98,546	7,983,211
United Airlines Holdings *	22,700	1,562,214
United Rentals	6,956	4,392,366
Veralto	43,117	4,134,920
Verisk Analytics, Cl A	521	154,440
Vertiv Holdings, Cl A	1,300	110,994
Waste Connections	926	183,005
Waste Management	826	192,755
Westinghouse Air Brake Technologies	14,349	2,650,834
Xylem	1,114	134,315
		87,825,522
INFORMATION TECHNOLOGY — 30.9%
Accenture, Cl A	3,729	1,115,530
Adobe *	13,315	4,992,859
Advanced Micro Devices *	5,600	545,160
Amphenol, Cl A	94,564	7,276,700
Analog Devices	28,568	5,568,475
Apple	149,503	31,769,388
Applied Materials	19,977	3,010,734
Arista Networks *	1,470	120,937
Autodesk *	569	156,048
Broadcom	82,619	15,901,679
Cadence Design Systems *	1,386	412,668
CDW	633	101,634
Cisco Systems	8,502	490,820
Crowdstrike Holdings, Cl A *	453	194,278
Datadog, Cl A *	26,132	2,669,645
Dell Technologies, Cl C	30,787	2,825,015
Descartes Systems Group *	386	40,681
Dynatrace *	1,818	85,391
Fair Isaac *	112	222,844
First Solar *	1,185	149,097
Flex *	81,561	2,800,805
Fortinet *	3,170	328,919
Gen Digital	8,323	215,316
HubSpot *	45	27,517
International Business Machines	1,269	306,870
Intuit	21,133	13,260,323
Keysight Technologies *	22,789	3,313,521
KLA	416	292,319
Lam Research	21,105	1,512,595
Marvell Technology	800	46,696
Microchip Technology	41,852	1,928,540
Micron Technology	27,740	2,134,593

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Microsoft	108,256	$42,789,267
Monday.com *	139	39,058
Monolithic Power Systems	419	248,509
NVIDIA	242,652	26,429,656
NXP Semiconductors	14,555	2,682,632
Okta, Cl A *	532	59,669
Oracle	80,633	11,346,676
Palantir Technologies, Cl A *	4,860	575,618
Palo Alto Networks *	11,396	2,130,254
Pure Storage, Cl A *	1,767	80,151
QUALCOMM	4,144	615,218
Roper Technologies	10,226	5,727,378
Salesforce	51,938	13,956,260
Sandisk *	820	26,330
SAP ADR	30,884	9,023,996
ServiceNow *	4,487	4,285,130
Shopify, Cl A *	224	21,280
Synopsys *	324	148,719
Teledyne Technologies *	555	258,647
Texas Instruments	1,011	161,811
Trimble *	28,342	1,761,172
Tyler Technologies *	4,032	2,190,586
Western Digital *	1,062	46,579
Workday, Cl A *	300	73,500
		228,495,693
MATERIALS — 4.5%
Avery Dennison	337	57,664
CF Industries Holdings	570	44,671
Corteva	1,665	103,213
CRH	71,312	6,804,591
Franco-Nevada	983	168,860
Freeport-McMoRan	64,086	2,309,019
International Paper	3,161	144,395
Kinross Gold	325,490	4,804,232
Linde	31,433	14,246,379
Martin Marietta Materials	3,544	1,856,985
Mosaic	4,250	129,200
Packaging Corp of America	263	48,816
RPM International	193	20,603
Sherwin-Williams	738	260,455
Smurfit WestRock	42,462	1,784,253
Steel Dynamics	1,299	168,493
Vulcan Materials	613	160,808
West Fraser Timber	1,500	110,970
		33,223,607
REAL ESTATE — 1.1%
American Tower ‡	27,542	6,208,242
AvalonBay Communities ‡	497	104,360
Camden Property Trust ‡	449	51,096
CBRE Group, Cl A *	822	100,432
CoStar Group *	1,212	89,894

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Crown Castle International ‡	821	$86,829
CubeSmart ‡	1,089	44,290
Equinix ‡	421	362,376
Equity Residential ‡	1,123	78,902
Essex Property Trust ‡	394	109,985
Kimco Realty ‡	3,332	66,573
Prologis ‡	3,108	317,638
Public Storage ‡	458	137,597
Regency Centers ‡	907	65,467
Rexford Industrial Realty ‡	5,433	179,832
Simon Property Group ‡	696	109,537
Sun Communities ‡	826	102,779
Welltower ‡	1,959	298,924
		8,514,753
UTILITIES — 2.5%
Atmos Energy	1,323	212,513
CenterPoint Energy	140,219	5,437,693
CMS Energy	2,089	153,855
Consolidated Edison	2,051	231,250
Constellation Energy	1,649	368,453
Dominion Energy	2,140	116,373
Entergy	32,306	2,686,890
Exelon	7,162	335,898
FirstEnergy	129,942	5,571,913
NextEra Energy	50,065	3,348,347
PG&E	11,772	194,473
Sempra	400	29,708
Southern	2,083	191,407
		18,878,773
Total Common Stock
(Cost $598,462,626)		733,436,723
Total Investments in Securities— 99.2%
(Cost $598,462,626)		$733,436,723

Percentages are based on Net Assets of $739,600,291.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class

As of April 30, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.6%
	Shares	Value
AUSTRALIA — 0.9%
Information Technology — 0.6%
Atlassian, Cl A *	53,654	$12,249,745

Materials — 0.3%
Sandfire Resources *	784,618	4,991,671

		17,241,416
AUSTRIA — 0.4%
Financials — 0.4%
Erste Group Bank	112,047	7,614,137

BELGIUM — 1.0%
Consumer Staples — 0.8%
Anheuser-Busch InBev	207,348	13,713,157

Materials — 0.2%
Syensqo	55,894	4,012,021

		17,725,178
BERMUDA — 1.0%
Financials — 1.0%
Arch Capital Group	202,952	18,403,687

BRAZIL — 1.4%
Consumer Discretionary — 0.2%
C&A MODAS	192,000	449,359
Cury Construtora e Incorporadora	126,000	610,036
Cyrela Brazil Realty Empreendimentos e Participacoes	134,800	591,450
Direcional Engenharia	97,900	625,471
Vibra Energia	425,700	1,408,373
		3,684,689
Consumer Staples — 0.1%
JBS	261,100	2,022,333

Financials — 0.8%
Banco do Brasil	394,600	2,010,150
BB Seguridade Participacoes	114,800	862,815
NU Holdings, Cl A *	1,092,787	13,583,342
		16,456,307
Industrials — 0.3%
Embraer ADR *	23,881	1,097,093

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Industrials— continued
Localiza Rent a Car	365,286	$2,777,036
		3,874,129
Utilities — 0.0%
Cia de Saneamento de Minas Gerais Copasa MG	39,500	149,379

		26,186,837
CANADA — 4.2%
Consumer Discretionary — 0.6%
Dollarama	93,182	11,474,885

Energy — 0.2%
Tourmaline Oil, Cl Common Subs. Receipt	99,400	4,382,437

Industrials — 3.1%
Canadian Pacific Kansas City (CAD)	351,202	25,458,522
Canadian Pacific Kansas City (USD)	258,603	18,740,959
Waste Connections	63,566	12,562,549
		56,762,030
Materials — 0.3%
Barrick Gold	237,700	4,524,095

		77,143,447
CHINA — 7.7%
Communication Services — 2.8%
Hello Group ADR	83,946	479,332
Tencent Holdings	796,594	48,797,805
Tencent Music Entertainment Group ADR	91,378	1,226,293
Weibo ADR	113,502	919,366
		51,422,796
Consumer Discretionary — 2.9%
Alibaba Group Holding ADR	59,023	7,049,117
Atour Lifestyle Holdings ADR	26,811	655,261
BYD, Cl H	55,000	2,612,597
Gree Electric Appliances of Zhuhai, Cl A	90,600	568,497
Guangdong Xinbao Electrical Appliances Holdings, Cl A	280,200	533,821
JD.com ADR	80,487	2,625,486
JD.com, Cl A	724,850	11,802,963
Meituan, Cl B *	1,120,400	18,553,106
Pop Mart International Group	109,000	2,718,913
Vipshop Holdings ADR	48,284	657,628
Yum China Holdings	229,480	9,938,779
		57,716,168

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Consumer Staples — 0.1%
Kweichow Moutai, Cl A	11,500	$2,450,081

Financials — 1.2%
China Construction Bank, Cl H	8,073,921	6,632,914
China Galaxy Securities, Cl H	2,120,500	1,926,552
China Life Insurance, Cl H	627,000	1,146,036
Industrial & Commercial Bank of China, Cl H	1,123,000	769,358
New China Life Insurance, Cl H	296,100	1,081,456
People's Insurance Group of China, Cl H	1,399,000	828,047
Ping An Insurance Group of China, Cl H	736,500	4,408,491
Qifu Technology ADR	68,543	2,812,319
		19,605,173
Health Care — 0.0%
Sinopharm Group, Cl H	283,200	667,509

Industrials — 0.3%
China Railway Group, Cl H	2,140,000	920,876
COSCO SHIPPING Holdings, Cl H	1,073,700	1,620,440
Yutong Bus, Cl A	244,800	904,651
		3,445,967
Information Technology — 0.2%
Hengtong Optic-electric, Cl A	261,500	555,830
Xiaomi, Cl B *	473,000	3,028,594
		3,584,424
Materials — 0.2%
China Hongqiao Group	853,000	1,531,325
China Lumena New Materials *(A)	15,350	—
Jiangxi Copper, Cl H	166,000	278,962
Yunnan Yuntianhua, Cl A	239,000	735,132
Zhejiang NHU, Cl A	646,079	1,967,604
		4,513,023
		143,405,141
DENMARK — 0.1%
Health Care — 0.1%
Coloplast, Cl B	14,168	1,609,046

FRANCE — 9.3%
Consumer Discretionary — 2.0%
Hermes International	2,630	7,257,879
Kering (B)	124,194	25,354,603
LVMH Moet Hennessy Louis Vuitton	7,096	3,944,218

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Consumer Discretionary— continued
Sodexo	13,535	$862,118
		37,418,818
Consumer Staples — 0.9%
Danone	87,319	7,539,361
L'Oreal	20,469	9,075,690
		16,615,051
Energy — 0.2%
Technip Energies	81,566	2,792,953

Financials — 2.4%
AXA	363,791	17,265,075
BNP Paribas	189,307	16,095,120
Societe Generale	127,451	6,668,050
Worldline *	524,863	2,918,034
		42,946,279
Health Care — 0.2%
Ipsen	28,951	3,378,687

Industrials — 2.6%
Alstom *	1,008,035	24,427,030
Cie de Saint-Gobain	126,099	13,756,443
Rexel	103,538	2,886,566
Schneider Electric	34,143	8,004,839
		49,074,878
Information Technology — 0.6%
Capgemini	50,684	8,119,685
Dassault Systemes	118,491	4,455,876
		12,575,561
Materials — 0.4%
Air Liquide	38,822	8,004,545

		172,806,772
GERMANY — 9.7%
Communication Services — 1.7%
Deutsche Telekom	885,725	31,922,604

Financials — 1.1%
Deutsche Bank	275,653	7,252,605
Deutsche Boerse	13,202	4,266,927
Hannover Rueck	28,203	9,084,331
		20,603,863
Industrials — 2.3%
Daimler Truck Holding	236,692	9,542,203
Siemens Energy *	426,735	33,050,403
		42,592,606
Information Technology — 3.6%
Infineon Technologies	407,459	13,542,754

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Information Technology— continued
Nemetschek	105,334	$14,045,485
SAP	128,101	37,609,969
		65,198,208
Materials — 0.7%
Heidelberg Materials	22,173	4,447,945
LANXESS	310,842	9,364,851
		13,812,796
Utilities — 0.3%
E.ON	311,350	5,464,134
RWE	1,067	41,579
		5,505,713
		179,635,790
GREECE — 0.5%
Consumer Discretionary — 0.0%
FF Group *(A)	8,921	—

Financials — 0.5%
National Bank of Greece	654,729	6,972,874
Piraeus Financial Holdings	350,425	1,974,776
		8,947,650
		8,947,650
HONG KONG — 1.4%
Consumer Discretionary — 0.1%
Geely Automobile Holdings	339,000	711,746

Consumer Staples — 0.0%
WH Group	75,534	67,551

Financials — 1.3%
AIA Group	1,530,600	11,469,989
Prudential	1,235,346	13,164,748
		24,634,737
Industrials — 0.0%
China State Construction International Holdings	286,000	421,620

		25,835,654
INDIA — 3.7%
Communication Services — 0.3%
Bharti Airtel	195,531	4,313,072
Indus Towers *	96,885	466,902
Info Edge India	13,465	1,126,338
		5,906,312
Consumer Discretionary — 0.3%
Amber Enterprises India *	8,930	651,804
Cartrade Tech *	28,814	581,353
Dixon Technologies India	10,397	2,026,847

COMMON STOCK — continued
	Shares	Value
INDIA — continued
Consumer Discretionary— continued
Indian Hotels, Cl A	152,000	$1,414,295
Mahindra & Mahindra	66,223	2,294,442
		6,968,741
Consumer Staples — 0.2%
Varun Beverages	489,006	3,019,066

Energy — 0.1%
Oil & Natural Gas	509,325	1,473,774

Financials — 2.3%
Bank of India	616,417	841,428
BSE	10,023	758,026
Canara Bank	847,842	977,365
HDFC Asset Management	28,067	1,454,508
Housing & Urban Development	373,628	990,113
ICICI Bank ADR	664,339	22,295,217
Karur Vysya Bank	284,534	735,578
Kotak Mahindra Bank	212,434	5,552,138
LIC Housing Finance	207,919	1,482,295
Muthoot Finance	72,976	1,878,673
REC	712,875	3,558,400
Shriram Finance	101,722	737,150
Union Bank of India	957,697	1,426,194
		42,687,085
Health Care — 0.1%
Divi's Laboratories	16,814	1,213,697

Industrials — 0.1%
Firstsource Solutions	299,593	1,203,102
InterGlobe Aviation *	13,406	835,346
		2,038,448
Information Technology — 0.2%
Coforge	11,699	1,017,100
Infosys ADR	77,378	1,361,853
		2,378,953
Materials — 0.1%
Chambal Fertilisers and Chemicals	223,570	1,833,040
Hindalco Industries	127,172	939,923
National Aluminium	245,249	454,695
Paradeep Phosphates	224,762	383,994
		3,611,652
		69,297,728
INDONESIA — 0.5%
Consumer Staples — 0.0%
Indofood Sukses Makmur	1,050,400	506,684

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA — continued
Energy — 0.1%
United Tractors	509,600	$696,429

Financials — 0.3%
Bank Central Asia	4,464,200	2,373,573
Bank Negara Indonesia Persero	9,354,800	2,357,403
Bank Rakyat Indonesia Persero	6,644,500	1,538,931
		6,269,907
Industrials — 0.1%
Astra International	4,166,700	1,204,284

Utilities — 0.0%
Perusahaan Gas Negara	6,253,200	634,554

		9,311,858
IRELAND — 2.2%
Financials — 1.0%
AIB Group	1,129,970	7,620,749
Aon, Cl A	31,408	11,143,244
		18,763,993
Health Care — 0.2%
ICON *	27,932	4,230,022

Industrials — 0.7%
Experian	259,482	12,938,578

Materials — 0.3%
Smurfit WestRock	111,431	4,682,331

		40,614,924
ISRAEL — 0.9%
Information Technology — 0.9%
Monday.com *	58,467	16,428,642

ITALY — 3.2%
Consumer Discretionary — 1.6%
Ferrari	58,138	26,706,097
PRADA	516,400	3,224,702
		29,930,799
Financials — 0.9%
UniCredit	282,695	16,504,077

Utilities — 0.7%
Enel	1,380,210	12,006,205

		58,441,081

COMMON STOCK — continued
	Shares	Value
JAPAN — 8.9%
Communication Services — 2.1%
Nintendo	464,600	$38,663,034

Consumer Staples — 0.2%
MatsukiyoCocokara	198,500	3,652,477

Financials — 0.7%
MS&AD Insurance Group Holdings	74,100	1,688,294
Sompo Holdings	313,300	10,291,662
		11,979,956
Health Care — 0.4%
Hoya	56,800	6,699,370

Industrials — 2.5%
FANUC	517,500	13,165,282
Kajima	187,300	4,482,945
Komatsu	67,800	1,965,421
Mitsubishi Electric	443,200	8,594,321
SMC	39,400	12,781,846
TOPPAN Holdings	199,000	5,599,757
		46,589,572
Information Technology — 2.8%
Fujitsu	782,500	17,425,035
Keyence	20,400	8,549,399
Murata Manufacturing	521,400	7,445,862
Renesas Electronics	1,659,100	19,516,385
		52,936,681
Materials — 0.2%
Shin-Etsu Chemical	125,600	3,831,306

		164,352,396
LUXEMBOURG — 2.1%
Communication Services — 1.6%
Spotify Technology *	47,913	29,417,624

Consumer Staples — 0.0%
Adecoagro (B)	13,468	125,791

Materials — 0.5%
ArcelorMittal	281,412	8,350,500

		37,893,915
MALAYSIA — 0.1%
Industrials — 0.1%
My EG Services	10,170,600	2,120,597

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO — 0.4%
Consumer Staples — 0.3%
Wal-Mart de Mexico	1,611,366	$5,114,389

Financials — 0.1%
Gentera	639,800	1,117,485
Grupo Financiero Banorte, Cl O	210,300	1,806,485
		2,923,970
		8,038,359
NETHERLANDS — 6.6%
Communication Services — 0.3%
Universal Music Group	215,848	6,368,969

Consumer Staples — 0.5%
Heineken	98,319	8,831,354

Financials — 1.7%
Adyen *	11,570	18,787,202
ASR Nederland	52,986	3,354,867
ING Groep	448,832	8,746,025
		30,888,094
Health Care — 0.7%
Koninklijke Philips *	485,969	12,376,281

Information Technology — 2.6%
ASM International	29,136	14,290,340
ASML Holding	24,419	16,403,398
ASML Holding, Cl G	23,231	15,520,167
BE Semiconductor Industries	18,372	1,996,608
		48,210,513
Materials — 0.8%
Akzo Nobel	239,272	15,158,340

		121,833,551
NEW ZEALAND — 0.1%
Health Care — 0.1%
Fisher & Paykel Healthcare	118,728	2,392,887

PHILIPPINES — 0.0%
Industrials — 0.0%
International Container Terminal Services	43,770	267,705

POLAND — 0.1%
Energy — 0.0%
ORLEN	58,391	1,059,252

COMMON STOCK — continued
	Shares	Value
POLAND — continued
Financials — 0.1%
Powszechny Zaklad Ubezpieczen	102,316	$1,603,488

		2,662,740
QATAR — 0.0%
Communication Services — 0.0%
Ooredoo QPSC	196,500	700,065

RUSSIA — 0.0%
Financials — 0.0%
Sberbank of Russia PJSC ADR (A)	55,964	—

SAUDI ARABIA — 0.4%
Communication Services — 0.1%
Etihad Etisalat	68,097	1,140,124

Consumer Discretionary — 0.0%
United Electronics	19,557	490,111

Financials — 0.2%
Arab National Bank	101,996	585,050
Riyad Bank	152,061	1,248,325
Saudi National Bank	193,725	1,845,841
		3,679,216
Industrials — 0.0%
Riyadh Cables Group	13,801	468,262

Information Technology — 0.1%
Arabian Internet & Communications Services	8,030	614,461
Elm	2,485	687,662
		1,302,123
		7,079,836
SINGAPORE — 2.0%
Communication Services — 1.6%
JOYY ADR	12,185	501,535
Sea ADR *	216,217	28,983,889
		29,485,424
Financials — 0.4%
United Overseas Bank	271,100	7,202,308

		36,687,732

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — 0.1%
Materials — 0.1%
Gold Fields	69,452	$1,557,317
Sasol *	216,579	747,877
		2,305,194
		2,305,194
SOUTH KOREA — 2.1%
Communication Services — 0.3%
Krafton *	1,827	478,312
KT	27,973	1,022,211
NAVER	13,729	1,931,747
SK Telecom	26,023	994,255
		4,426,525
Consumer Discretionary — 0.3%
Hankook Tire & Technology	15,878	461,190
Hyundai Mobis	8,550	1,604,909
Hyundai Motor	10,522	1,409,943
Kia	33,196	2,109,715
Youngone	17,316	577,407
		6,163,164
Financials — 0.3%
BNK Financial Group	61,615	449,114
DB Insurance	8,589	553,349
Hana Financial Group	37,731	1,711,106
KIWOOM Securities	4,191	403,004
Samsung Life Insurance	5,980	363,092
Samsung Securities	17,674	647,868
Shinhan Financial Group	26,986	975,274
Woori Financial Group	89,334	1,112,437
		6,215,244
Health Care — 0.1%
PharmaResearch	5,263	1,394,007

Industrials — 0.1%
GS Holdings	11,987	325,941
Hanwha	17,421	590,864
HD Korea Shipbuilding & Offshore Engineering	3,004	574,655
Korean Air Lines	40,872	602,570
LX International	37,357	696,735
		2,790,765
Information Technology — 0.9%
BH	33,720	292,142
DB HiTek	25,905	700,293
Samsung Electronics	247,886	9,671,902
Samsung Electronics GDR	3,760	3,661,258
SK Hynix	14,983	1,869,475
		16,195,070

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Materials — 0.0%
OCI Holdings	9,619	$438,076

Utilities — 0.1%
Korea Electric Power	74,657	1,346,444
Korea Gas	18,560	505,611
		1,852,055
		39,474,906
SPAIN — 0.8%
Consumer Discretionary — 0.4%
Industria de Diseno Textil (B)	143,359	7,735,673

Utilities — 0.4%
Iberdrola	417,397	7,549,850

		15,285,523
SWEDEN — 0.7%
Consumer Discretionary — 0.2%
Electrolux, Cl B *	739,722	4,627,903

Industrials — 0.5%
Atlas Copco, Cl A	575,371	8,925,016

		13,552,919
SWITZERLAND — 2.0%
Consumer Staples — 0.0%
Nestle	228	24,374

Financials — 0.9%
Julius Baer Group	54,106	3,524,041
UBS Group	439,462	13,398,472
		16,922,513
Health Care — 0.6%
Alcon	98,895	9,650,787
Straumann Holding	18,651	2,284,207
		11,934,994
Industrials — 0.5%
ABB	164,638	8,732,746

		37,614,627
TAIWAN — 4.8%
Consumer Discretionary — 0.0%
Pou Chen	373,000	384,104

Financials — 0.1%
Cathay Financial Holding	433,000	797,807

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Industrials — 0.3%
Eva Airways	1,434,000	$1,722,420
Evergreen Marine Taiwan	192,400	1,246,556
Yang Ming Marine Transport	434,000	927,232
		3,896,208
Information Technology — 4.4%
Accton Technology	77,000	1,434,228
Arcadyan Technology	66,000	488,399
Asia Vital Components	14,087	206,836
Asustek Computer	74,000	1,353,231
Elite Material	50,000	870,171
Gold Circuit Electronics	105,000	631,647
Hon Hai Precision Industry	459,000	2,044,982
MediaTek	43,000	1,827,203
Quanta Computer	96,000	721,218
Radiant Opto-Electronics	81,000	376,267
Sitronix Technology	15,000	99,396
Taiwan Semiconductor Manufacturing ADR	160,983	26,834,256
Taiwan Semiconductor Manufacturing	1,553,000	44,003,563
Taiwan Surface Mounting Technology	171,000	547,954
Wistron	203,000	651,378
Wiwynn	14,000	842,539
		82,933,268
		88,011,387
THAILAND — 0.1%
Consumer Discretionary — 0.0%
Com7, Cl F	973,200	599,089

Financials — 0.1%
Krung Thai Bank	1,309,100	854,263

Real Estate — 0.0%
Sansiri	4,370,400	181,778

		1,635,130
TÜRKIYE — 0.2%
Communication Services — 0.0%
Turkcell Iletisim Hizmetleri	204,434	479,947

Consumer Discretionary — 0.0%
Dogus Otomotiv Servis ve Ticaret	72,602	370,027

Industrials — 0.2%
Anadolu Grubu Holding	56,104	399,890
Enka Insaat ve Sanayi	342,820	572,479

COMMON STOCK — continued
	Shares	Value
TÜRKIYE — continued
Industrials— continued
Turk Hava Yollari AO *	137,083	$1,018,071
		1,990,440
		2,840,414
UNITED ARAB EMIRATES — 0.2%
Financials — 0.0%
Abu Dhabi Commercial Bank PJSC	266,310	843,896

Real Estate — 0.2%
Aldar Properties PJSC	408,465	919,845
Emaar Properties PJSC	484,917	1,732,732
		2,652,577
		3,496,473
UNITED KINGDOM — 13.3%
Consumer Discretionary — 3.0%
Berkeley Group Holdings	92,661	5,176,865
Compass Group	622,887	21,047,830
Kingfisher	1,473,242	5,675,153
SSP Group	7,321,137	14,532,672
Taylor Wimpey	1,829,224	2,880,751
WH Smith	488,874	5,929,244
		55,242,515
Consumer Staples — 1.4%
Diageo	474,880	13,364,855
Unilever	209,067	13,341,257
		26,706,112
Energy — 1.0%
BP	3,299,000	15,267,090
Shell (EUR)	1,553	50,694
Shell (GBP)	129,936	4,202,707
		19,520,491
Financials — 4.0%
3i Group	591,389	33,601,978
Barclays	5,903,834	23,571,744
Legal & General Group	1,674,135	5,283,860
NatWest Group	863,895	5,569,338
Standard Chartered	421,985	6,091,648
		74,118,568
Health Care — 1.1%
Haleon	846,085	4,266,979
Smith & Nephew	1,136,534	16,029,987
		20,296,966
Industrials — 1.1%
Ashtead Group	81,543	4,375,027
Howden Joinery Group	325,285	3,352,603
RELX (EUR)	138,891	7,587,164
Smiths Group	32,622	814,758

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Industrials— continued
Weir Group	162,399	$4,906,305
		21,035,857
Information Technology — 0.6%
Halma	79,231	2,931,134
Sage Group	408,969	6,795,420
		9,726,554
Materials — 0.8%
Linde	31,058	14,076,417
Rio Tinto	535	31,952
		14,108,369
Real Estate — 0.3%
Segro ‡	624,503	5,693,685

		246,449,117
UNITED STATES — 2.2%
Consumer Discretionary — 1.4%
Carnival *	509,060	9,336,160
Coupang, Cl A *	737,600	17,237,712
		26,573,872
Financials — 0.1%
Eurobank Ergasias Services and Holdings	365,738	1,041,548

Health Care — 0.7%
STERIS	57,759	12,980,758

		40,596,178
URUGUAY — 1.3%
Consumer Discretionary — 1.3%
MercadoLibre *	10,456	24,371,368

Total Common Stock
(Cost $1,471,931,351)		1,790,312,007

PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Industrials — 0.0%
Marcopolo (C)	472,720	$586,997
Materials — 0.1%
Bradespar (C)	225,400	644,182
Total Preferred Stock
(Cost $1,665,434)		1,231,179

SHORT-TERM INVESTMENT — 0.8%
	Shares	Value
State Street Institutional US Government Money Market Fund, Premier Class, 4.290%, (D)
(Cost $15,414,440)	15,414,440	$15,414,440
Total Short-Term Investment
(Cost $15,414,440)		15,414,440
Total Investments in Securities— 97.5%
(Cost $1,489,011,225)		$1,806,957,626

Percentages are based on Net Assets of $1,852,667,622.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $14,436,064.
(C)	There is currently no rate available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2025, was $15,414,440.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

QPSC — Qatari Joint-Stock Company

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2025 (Unaudited)

The following is a summary of the inputs used as of April 30, 2025, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Australia	$12,249,745	$4,991,671	$–		$17,241,416
Austria	–	7,614,137	–		7,614,137
Belgium	–	17,725,178	–		17,725,178
Bermuda	18,403,687	–	–		18,403,687
Brazil	26,186,837	–	–		26,186,837
Canada	77,143,447	–	–		77,143,447
China	26,363,581	117,041,560	–	#	143,405,141
Denmark	–	1,609,046	–		1,609,046
France	–	172,806,772	–		172,806,772
Germany	–	179,635,790	–		179,635,790
Greece	–	8,947,650	–	#	8,947,650
Hong Kong	–	25,835,654	–		25,835,654
India	23,657,070	45,640,658	–		69,297,728
Indonesia	–	9,311,858	–		9,311,858
Ireland	20,055,597	20,559,327	–		40,614,924
Israel	16,428,642	–	–		16,428,642
Italy	–	58,441,081	–		58,441,081
Japan	–	164,352,396	–		164,352,396
Luxembourg	29,543,415	8,350,500	–		37,893,915
Malaysia	–	2,120,597	–		2,120,597
Mexico	8,038,359	–	–		8,038,359
Netherlands	15,520,167	106,313,384	–		121,833,551
New Zealand	–	2,392,887	–		2,392,887
Philippines	–	267,705	–		267,705
Poland	–	2,662,740	–		2,662,740
Qatar	–	700,065	–		700,065
Russia	–	–	–	#	–
Saudi Arabia	1,630,235	5,449,601	–		7,079,836
Singapore	29,485,424	7,202,308	–		36,687,732
South Africa	–	2,305,194	–		2,305,194
South Korea	–	39,474,906	–		39,474,906
Spain	–	15,285,523	–		15,285,523
Sweden	–	13,552,919	–		13,552,919
Switzerland	–	37,614,627	–		37,614,627
Taiwan	26,834,256	61,177,131	–		88,011,387
Thailand	–	1,635,130	–		1,635,130
Türkiye	–	2,840,414	–		2,840,414
United Arab Emirates	–	3,496,473	–		3,496,473
United Kingdom	14,076,417	232,372,700	–		246,449,117
United States	39,554,630	1,041,548	–		40,596,178
Uruguay	24,371,368	–	–		24,371,368
Total Common Stock	409,542,877	1,380,769,130	–		1,790,312,007
Preferred Stock
Brazil	1,231,179	–	–		1,231,179
Total Preferred Stock	1,231,179	–	–		1,231,179
Short-Term Investment	15,414,440	–	–		15,414,440
Total Investments in Securities	$426,188,496	$1,380,769,130	$–		$1,806,957,626

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

# Security or securities with a market value of $0.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.1%
	Shares	Value
AUSTRALIA — 4.2%
Communication Services — 0.0%
Aussie Broadband	15,687	$41,167

Consumer Staples — 0.1%
Inghams Group	26,525	58,168

Financials — 0.4%
Steadfast Group	124,192	466,186

Health Care — 0.5%
Ansell	17,749	343,946
Regis Healthcare	9,058	39,576
Sigma Healthcare	87,007	167,711
		551,233
Industrials — 0.7%
Emeco Holdings *	137,148	66,821
Monadelphous Group	61,025	630,353
		697,174
Information Technology — 0.2%
Bravura Solutions	33,888	47,593
Technology One	13,688	263,919
		311,512
Materials — 2.1%
Evolution Mining	92,137	461,563
Metals X *	102,534	37,034
Orora	140,265	162,336
Perenti	552,039	482,264
Perseus Mining	266,578	570,707
Ramelius Resources	177,569	298,487
Westgold Resources	111,857	212,265
		2,224,656
Real Estate — 0.2%
Centuria Capital Group	166,389	167,471

		4,517,567
AUSTRIA — 1.3%
Financials — 0.9%
BAWAG Group	4,827	530,900
Vienna Insurance Group Wiener Versicherung Gruppe	8,758	417,986
		948,886
Industrials — 0.3%
ANDRITZ	1,009	72,756
Porr Ag	5,872	206,320
		279,076

COMMON STOCK — continued
	Shares	Value
AUSTRIA — continued
Materials — 0.1%
Mayr Melnhof Karton	1,760	$163,630

		1,391,592
BELGIUM — 1.6%
Consumer Staples — 0.0%
Colruyt Group NorthV	784	37,831

Industrials — 0.6%
Azelis Group	19,780	307,547
Deme Group	1,910	287,288
		594,835
Information Technology — 0.4%
Barco	32,715	449,175

Materials — 0.6%
Solvay	2,494	94,704
Titan Cement International	11,356	528,993
		623,697
		1,705,538
BERMUDA — 0.7%
Financials — 0.7%
Lancashire Holdings	99,924	753,832

BRAZIL — 0.6%
Consumer Discretionary — 0.2%
C&A MODAS	76,600	179,276

Industrials — 0.1%
Marcopolo	79,800	76,961
Schulz	60,600	58,551
		135,512
Utilities — 0.3%
Cia de Saneamento do Parana	70,600	380,597

		695,385
CANADA — 5.6%
Communication Services — 0.1%
Cogeco	2,193	101,799

Consumer Discretionary — 0.2%
Gildan Activewear	4,400	202,369

Energy — 1.2%
CES Energy Solutions	9,671	42,568
North American Construction Group	6,748	102,590

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Energy— continued
Parex Resources	33,922	$272,594
PrairieSky Royalty	50,800	853,593
Precision Drilling *	1,358	56,707
Secure Energy Services	7,467	70,978
		1,399,030
Financials — 0.5%
Definity Financial	3,611	179,883
Onex	4,700	332,127
		512,010
Health Care — 0.7%
Extendicare, Cl Trust Units	38,467	384,308
Sienna Senior Living (A)	26,554	325,461
		709,769
Industrials — 1.1%
ATS *	7,200	181,082
Bird Construction	12,588	192,379
Finning International	17,125	482,396
MDA Space *	11,527	224,565
Westshore Terminals Investment	3,427	63,191
		1,143,613
Information Technology — 0.1%
Docebo *	4,113	128,574

Materials — 0.9%
Alamos Gold, Cl A	4,693	133,896
Fortuna Mining *	19,570	121,843
IAMGOLD *	16,170	114,371
Silvercorp Metals	9,713	36,214
Torex Gold Resources *	6,815	220,292
Transcontinental, Cl Common Subs. Receipt	23,566	320,742
Wesdome Gold Mines *	6,424	78,876
		1,026,234
Real Estate — 0.8%
Primaris REIT ‡	57,339	596,927
Slate Grocery REIT, Cl Common Subs. Receipt ‡	22,235	223,751
		820,678
		6,044,076
CAYMAN ISLANDS — 0.2%
Financials — 0.2%
StoneCo, Cl A *	15,585	219,125

Materials — 0.0%
Jinan Acetate Chemical	1,000	26,324

		245,449

COMMON STOCK — continued
	Shares	Value
CHINA — 1.7%
Communication Services — 0.2%
Newborn Town *	194,000	$204,172

Consumer Discretionary — 0.3%
Atour Lifestyle Holdings ADR	5,389	131,707
JNBY Design	105,500	199,530
		331,237
Consumer Staples — 0.1%
Shanghai Chicmax Cosmetic	7,500	64,713

Financials — 0.4%
FinVolution Group ADR	48,523	383,817
LexinFintech Holdings ADR	13,161	103,314
ZhongAn Online P&C Insurance, Cl H *	29,400	42,458
		529,589
Industrials — 0.1%
Lonking Holdings	299,000	75,298

Materials — 0.4%
Fufeng Group	474,000	396,048

Real Estate — 0.1%
Country Garden Services Holdings	101,000	90,181

Utilities — 0.1%
Beijing Jingneng Clean Energy, Cl H	442,000	136,106

		1,827,344
COLUMBIA — 0.0%
Energy — 0.0%
Geopark	4,710	31,651

DENMARK — 0.8%
Health Care — 0.6%
ALK-Abello *	26,658	623,640

Industrials — 0.2%
Per Aarsleff Holding	3,359	271,610

		895,250
FINLAND — 1.0%
Consumer Discretionary — 0.1%
Puuilo	4,204	60,073

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINLAND — continued
Industrials — 0.3%
Metso	28,857	$314,631

Information Technology — 0.0%
QT Group *	916	59,977

Materials — 0.6%
Huhtamaki	16,482	608,919

		1,043,600
FRANCE — 2.9%
Communication Services — 0.0%
Pullup Entertainment *	2,580	48,619

Consumer Discretionary — 0.1%
Valeo	5,549	55,298

Energy — 1.1%
Esso Francaise	2,384	384,531
Etablissements Maurel et Prom	28,593	147,693
Technip Energies	19,143	655,488
		1,187,712
Financials — 0.2%
Pluxee	7,467	168,508

Industrials — 0.1%
Elis	2,663	68,592
Mersen	2,281	49,056
		117,648
Information Technology — 1.1%
Alten	12,444	1,058,427
VusionGroup	480	96,594
		1,155,021
Utilities — 0.3%
Rubis SCA	11,216	366,347

		3,099,153
GERMANY — 3.7%
Communication Services — 0.1%
Springer Nature & KGaA *	5,704	115,678

Consumer Discretionary — 0.5%
CECONOMY *	24,795	88,422
Hornbach Holding & KGaA	3,197	361,180
HUGO BOSS	1,053	44,071
TUI *	15,236	117,637
		611,310

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Industrials — 0.7%
KION Group	816	$34,845
Krones	4,756	697,570
		732,415
Information Technology — 1.6%
Atoss Software	4,125	622,230
Bechtle	15,003	642,272
SUSS MicroTec	12,285	474,678
		1,739,180
Materials — 0.1%
thyssenkrupp	7,803	89,795

Real Estate — 0.7%
TAG Immobilien *	44,876	733,140

		4,021,518
HONG KONG — 1.4%
Consumer Discretionary — 0.2%
JS Global Lifestyle *	415,000	96,329
Stella International Holdings	59,500	106,651
Yue Yuen Industrial Holdings	37,000	53,127
		256,107
Consumer Staples — 0.2%
First Pacific	360,000	242,261

Financials — 0.1%
Dah Sing Banking Group	81,200	87,510

Health Care — 0.1%
United Laboratories International Holdings	54,000	96,783

Industrials — 0.2%
ANE Cayman *	217,000	230,703

Information Technology — 0.2%
BOE Varitronix	246,000	172,900

Materials — 0.2%
Sinofert Holdings	1,556,000	234,959

Real Estate — 0.2%
China Overseas Property Holdings	140,000	97,241
Yuexiu Services Group	382,500	141,859
		239,100
		1,560,323

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HUNGARY — 0.5%
Communication Services — 0.5%
Magyar Telekom Telecommunications ADR	120,598	$572,202

INDIA — 3.6%
Communication Services — 0.1%
Tips Music	7,802	58,103

Consumer Discretionary — 0.2%
Garware Technical Fibres	10,110	103,003
Thanga Mayil Jewellery	4,059	100,754
		203,757
Consumer Staples — 0.5%
Kaveri Seed	33,645	571,450

Financials — 0.3%
Karur Vysya Bank	88,961	229,982
Manappuram Finance	27,997	76,490
Motilal Oswal Financial Services	4,336	33,592
		340,064
Health Care — 0.7%
Acutaas Chemicals	3,182	42,646
Ajanta Pharma	7,595	243,241
Artemis Medicare Services	20,414	61,015
Indegene *	65,620	425,461
		772,363
Industrials — 0.9%
Anup Engineering Limited	6,508	230,995
BLS International Services	10,965	46,073
Force Motors	2,682	283,426
Nava	74,932	403,365
Shipping Corp of India	18,503	39,047
		1,002,906
Information Technology — 0.0%
AurionPro Solutions	2,454	41,544
Coforge	503	43,730
		85,274
Materials — 0.7%
Epigral	3,172	64,905
Godawari Power and Ispat	231,420	498,503
Gulf Oil Lubricants India	3,028	42,603
National Aluminium	30,785	57,076
		663,087
Real Estate — 0.2%
Mindspace Business Parks REIT ‡	15,849	72,288

COMMON STOCK — continued
	Shares	Value
INDIA — continued
Real Estate— continued
NESCO	5,912	$65,982
		138,270
		3,835,274
INDONESIA — 0.2%
Energy — 0.1%
Elnusa	1,902,100	52,952

Real Estate — 0.1%
Pakuwon Jati	6,139,800	141,127

		194,079
IRELAND — 0.2%
Real Estate — 0.2%
Irish Residential Properties REIT ‡	186,627	216,611

ISRAEL — 1.4%
Consumer Staples — 0.4%
Oddity Tech, Cl A *	6,821	419,082

Industrials — 0.0%
El Al Israel Airlines *	12,995	39,720
Fiverr International *	1,586	40,364
		80,084
Information Technology — 0.9%
Camtek (A)	836	54,624
Cellebrite DI *	31,784	629,005
Ceragon Networks *	36,335	79,210
Innoviz Technologies *	46,572	32,326
Tower Semiconductor *	4,407	157,683
		952,848
Real Estate — 0.1%
Isras Investment	368	79,364

		1,531,378
ITALY — 5.1%
Consumer Discretionary — 0.4%
De' Longhi	13,238	411,085
OVS	10,047	36,387
		447,472
Consumer Staples — 0.1%
Orsero	5,349	79,654

Financials — 1.1%
Azimut Holding	22,575	629,500

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — continued
Financials— continued
Banca Monte dei Paschi di Siena	65,310	$554,214
		1,183,714
Health Care — 0.4%
Amplifon	22,563	433,319

Industrials — 1.7%
Interpump Group	20,082	691,140
Iveco Group	38,232	612,901
Webuild	140,922	513,035
		1,817,076
Information Technology — 0.1%
Reply	558	99,963

Materials — 1.3%
Buzzi	27,362	1,438,789

		5,499,987
JAPAN — 24.0%
Communication Services — 0.2%
Avex	5,400	49,944
Japan Communications *	41,000	46,151
Macbee Planet	2,000	40,046
Sharingtechnology	18,200	145,215
Square Enix Holdings	1,200	69,553
Toei	1,300	47,741
		398,650
Consumer Discretionary — 3.8%
Aoyama Trading	19,500	280,692
Asahi	19,900	193,022
Chiyoda	6,500	55,768
DD GROUP *	1,000	8,665
Foster Electric	26,500	226,143
Fujita Kanko	4,500	284,917
Greens	5,100	82,603
Intermestic	4,600	53,437
JINS Holdings	1,800	113,153
Mazda Motor	18,500	110,872
McDonald's Holdings Japan	8,900	377,219
Mitsubishi Motors	72,100	200,078
Open House Group	3,000	133,343
Round One	5,900	36,711
Sanyo Shokai	6,400	123,853
Seiko Group	4,800	127,006
Shimamura	10,300	686,985
Stanley Electric	36,600	687,479
Toyoda Gosei	9,800	188,625
Toyota Boshoku	2,800	40,272
		4,010,843

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Consumer Staples — 1.8%
Earth	1,400	$50,534
Ezaki Glico	12,500	413,387
Lacto Japan	9,800	242,070
Maruha Nichiro	7,000	160,328
Megmilk Snow Brand	8,400	154,825
San-A, Cl A	31,200	621,027
Showa Sangyo	11,200	237,735
Toho	5,800	133,018
		2,012,924
Financials — 1.6%
77 Bank	4,800	150,795
Aichi Financial Group	6,723	129,122
Credit Saison	6,800	159,179
Hachijuni Bank	9,900	74,903
Hyakugo Bank	24,800	120,504
J Trust	24,700	67,904
Juroku Financial Group	3,700	125,459
Kyoto Financial Group	6,100	104,953
Oita Bank	2,700	64,598
Shiga Bank	2,800	112,857
Shizuoka Financial Group	31,100	346,424
Tokyo Century	4,500	47,504
Tokyo Kiraboshi Financial Group	3,200	126,794
TOMONY Holdings	28,700	110,238
Traders Holdings	15,400	95,091
		1,836,325
Health Care — 0.1%
Charm Care	4,300	38,053
Pharma Foods International	13,100	84,179
Vital KSK Holdings	5,700	52,595
		174,827
Industrials — 8.4%
Chiyoda *	24,600	58,987
Daiseki	28,900	738,296
Glory	49,400	871,894
gremz	6,200	102,864
GS Yuasa	25,500	448,972
Hamakyorex	14,000	131,049
Hoshizaki	15,300	652,047
Japan Elevator Service Holdings	8,700	188,535
Kamigumi	28,300	694,423
Management Solutions	8,000	108,579
MEITEC Group Holdings	50,800	1,045,185
MISUMI Group	19,500	273,832
Namura Shipbuilding	12,900	182,473
Nankai Electric Railway	9,100	144,423
NGK Insulators	19,900	246,152
Nishi-Nippon Railroad	37,800	582,509

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Industrials— continued
NTN	113,500	$175,220
Sanko Gosei	13,400	57,414
Sato Holdings	20,900	303,169
Sohgo Security Services	54,200	429,400
Sumitomo Warehouse	25,300	492,604
Taikisha	27,600	452,833
Toyo Engineering	10,000	47,326
YAMABIKO	32,800	492,026
		8,920,212
Information Technology — 3.1%
Change Holdings	4,300	40,925
Cybozu	19,700	409,577
DTS	32,200	918,011
Ferrotec Holdings	10,100	174,786
Horiba	9,300	637,188
ISB	6,600	62,709
Maruwa	600	122,238
Oki Electric Industry	85,700	572,146
Sanken Electric *	3,100	137,240
Siix	35,100	259,081
		3,333,901
Materials — 2.6%
Aica Kogyo	13,100	304,438
Artience	4,700	97,224
Fuji Seal International	31,100	556,615
Hodogaya Chemical	4,800	50,176
Lintec	4,500	86,285
Nihon Parkerizing	43,700	364,897
Nippon Light Metal Holdings	36,500	381,454
Nippon Paper Industries	41,100	318,526
Sakata INX	22,000	286,217
Tokai Carbon	21,100	136,478
Topy Industries	5,900	85,724
		2,668,034
Real Estate — 2.4%
B-Lot	9,000	83,355
Global One Real Estate Investment ‡	621	519,771
Japan Excellent ‡	95	86,038
KDX Realty Investment ‡(A)	80	83,508
Leopalace21	36,900	151,530
Orix JREIT ‡	817	1,031,445
Sekisui House Reit ‡(A)	920	497,504
		2,453,151
		25,808,867

COMMON STOCK — continued
	Shares	Value
LUXEMBOURG — 0.1%
Energy — 0.1%
d'Amico International Shipping	35,181	$130,927

MALAYSIA — 1.1%
Energy — 0.1%
Dayang Enterprise Holdings	170,800	68,186

Materials — 0.0%
Scientex	76,800	62,276

Real Estate — 1.0%
Eco World Development Group	276,200	120,442
Pavilion Real Estate Investment Trust ‡	508,300	170,761
Sime Darby Property	1,898,300	545,229
SP Setia Group	801,600	204,148
		1,040,580
		1,171,042
MEXICO — 0.3%
Financials — 0.2%
Gentera	108,000	188,635

Industrials — 0.1%
Controladora Vuela Cia de Aviacion, Cl A *	429,100	160,460

		349,095
NETHERLANDS — 1.0%
Industrials — 0.8%
Aalberts	9,987	332,777
Arcadis	8,462	411,745
Koninklijke Heijmans NorthV	2,718	139,693
Signify	2,295	47,737
		931,952
Real Estate — 0.2%
Wereldhave ‡	8,503	161,157

		1,093,109
NORWAY — 1.8%
Energy — 0.1%
Solstad Offshore *	26,038	95,366

Financials — 0.7%
SpareBank 1 SMN	39,607	721,099

Industrials — 0.4%
Hoegh Autoliners	44,596	360,091

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
NORWAY — continued
Industrials— continued
Wallenius Wilhelmsen, Cl B	13,856	$100,745
		460,836
Information Technology — 0.5%
Atea	36,127	495,889

Materials — 0.1%
Elopak	41,518	170,053

		1,943,243
PHILIPPINES — 0.5%
Communication Services — 0.1%
Converge Information and Communications Technology Solutions	207,800	70,994

Real Estate — 0.4%
AREIT ‡	439,600	310,451
Robinsons Land	497,200	103,990
		414,441
		485,435
POLAND — 0.1%
Consumer Discretionary — 0.1%
CCC *	1,458	84,690

PORTUGAL — 0.6%
Consumer Staples — 0.4%
Sonae SGPS	284,786	362,905

Financials — 0.2%
Banco Comercial Portugues, Cl R	376,277	241,495

		604,400
SAUDI ARABIA — 0.3%
Industrials — 0.3%
Al Babtain Power & Telecommunication	23,792	301,121

Real Estate — 0.0%
Sumou Real Estate	6,257	74,457

		375,578
SINGAPORE — 0.4%
Energy — 0.1%
Rex International Holding *	1,091,200	99,610

COMMON STOCK — continued
	Shares	Value
SINGAPORE — continued
Real Estate — 0.3%
ESR-LOGOS REIT ‡	173,030	$291,542

		391,152
SOUTH AFRICA — 0.7%
Consumer Staples — 0.2%
AVI	46,225	224,797

Financials — 0.4%
Investec	64,796	404,289

Materials — 0.1%
Omnia Holdings	29,171	107,473

		736,559
SOUTH KOREA — 2.4%
Communication Services — 0.1%
SOOP	1,170	67,507

Consumer Staples — 0.1%
Binggrae	1,018	67,654

Financials — 0.5%
Hanwha General Insurance	46,683	133,841
Hanwha Life Insurance *	26,319	49,095
JB Financial Group	22,607	271,624
KIWOOM Securities	1,594	153,278
		607,838
Industrials — 1.4%
Korea Electric Terminal	5,433	246,298
Kyung Dong Navien	12,350	632,072
S-1, Cl 1	14,083	627,687
		1,506,057
Information Technology — 0.1%
Jusung Engineering	3,829	90,375

Materials — 0.2%
KCC	1,029	180,699
Unid	723	44,669
		225,368
		2,564,799
SPAIN — 1.8%
Consumer Discretionary — 0.1%
Gestamp Automocion	22,308	66,867

Consumer Staples — 1.2%
Distribuidora Internacional de Alimentacion *	6,623	171,645

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SPAIN — continued
Consumer Staples— continued
Viscofan	16,355	$1,183,937
		1,355,582
Financials — 0.1%
Mapfre	29,856	106,653

Materials — 0.4%
Vidrala	3,925	429,290

		1,958,392
SWEDEN — 4.0%
Communication Services — 0.5%
Hemnet Group	14,611	502,605

Consumer Discretionary — 0.2%
Clas Ohlson, Cl B	6,768	192,134

Consumer Staples — 0.3%
AAK	14,207	372,333

Financials — 0.1%
Hoist Finance *	13,648	122,784

Health Care — 1.2%
Ambea	19,394	234,790
Asker Healthcare Group *	21,649	191,914
Attendo	65,229	444,990
Camurus *	6,969	448,833
		1,320,527
Industrials — 1.1%
Beijer Ref, Cl B	20,698	316,388
Loomis, Cl B	14,299	596,416
Peab, Cl B	34,839	290,412
		1,203,216
Information Technology — 0.1%
Fortnox	8,422	76,424

Materials — 0.5%
Hexpol	57,982	505,257

		4,295,280
SWITZERLAND — 2.2%
Financials — 0.5%
Swissquote Group Holding	557	288,782
Vontobel Holding	3,076	223,257
		512,039
Industrials — 1.0%
Bossard Holding	2,301	503,977

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Industrials— continued
Bucher Industries	915	$396,942
Montana Aerospace *	12,574	252,211
		1,153,130
Information Technology — 0.5%
Inficon Holding	5,040	537,126

Real Estate — 0.2%
International Workplace Group	81,870	203,166

		2,405,461
TAIWAN — 3.2%
Consumer Discretionary — 0.8%
Depo Auto Parts Industries	111,000	633,413
Fulgent Sun International Holding	21,000	66,914
Makalot Industrial	5,100	45,378
Merry Electronics	40,000	141,635
		887,340
Consumer Staples — 0.2%
Namchow Holdings	116,000	170,772

Industrials — 0.3%
L&K Engineering	25,000	184,779
Sincere Navigation	92,000	66,791
		251,570
Information Technology — 1.3%
Airoha Technology	10,000	158,357
Arcadyan Technology	18,000	133,200
Asia Optical	56,000	238,033
FIT Hon Teng *	266,000	66,787
Genius Electronic Optical	6,000	70,474
Himax Technologies ADR	3,664	25,923
Insyde Software	8,000	64,237
ITE Technology	22,000	89,497
ITH *	38,000	56,889
Lotes	8,000	314,558
Pixart Imaging	31,000	208,102
Via Technologies	17,000	38,587
		1,464,644
Materials — 0.4%
Nan Pao Resins Chemical	41,000	436,819

Real Estate — 0.2%
Advancetek Enterprise	94,000	211,871

		3,423,016

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND — 0.4%
Consumer Staples — 0.1%
Ichitan Group	224,600	$80,654

Energy — 0.1%
Bangchak NVDR	136,100	145,526

Financials — 0.1%
CPN Retail Growth Leasehold REIT ‡	227,900	83,898

Industrials — 0.0%
Bangkok Airways	59,900	28,652

Utilities — 0.1%
Rojana Industrial Park	683,300	119,577

		458,307
TÜRKIYE — 0.6%
Consumer Discretionary — 0.1%
Mavi Giyim Sanayi Ve Ticaret, Cl B	111,982	94,383

Financials — 0.1%
Turkiye Sinai Kalkinma Bankasi *	217,279	59,328

Real Estate — 0.4%
Reysas Gayrimenkul Yatirim Ortakligi *‡	1,231,447	448,343

		602,054
UNITED KINGDOM — 9.7%
Communication Services — 0.6%
Future	6,732	64,166
Rightmove	42,249	418,198
S4 Capital *	170,930	62,099
		544,463
Consumer Discretionary — 2.0%
Currys *	307,746	457,120
Domino's Pizza Group	177,218	638,916
Games Workshop Group	3,635	750,287
Mitchells & Butlers *	17,215	57,260
SSP Group	178,180	353,693
		2,257,276
Consumer Staples — 2.2%
Cranswick	1,840	127,635
Nomad Foods	47,058	940,689
Premier Foods	158,383	420,853

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Consumer Staples— continued
Tate & Lyle	117,731	$879,427
		2,368,604
Energy — 0.1%
Harbour Energy	52,446	107,427

Financials — 1.9%
abrdn	17,621	34,880
Beazley	31,114	369,490
Man Group	35,625	77,932
OSB Group	29,340	186,913
Paragon Banking Group	68,809	779,091
TBC Bank Group	8,878	562,750
		2,011,056
Industrials — 1.4%
Cohort	5,435	100,291
IMI	40,343	959,609
Johnson Service Group	107,465	201,699
Mitie Group	42,339	81,829
Mobico Group *	128,598	53,519
Stolt-Nielsen	7,128	160,555
		1,557,502
Information Technology — 0.7%
Spectris	28,270	758,501

Materials — 0.4%
Capital	89,031	80,229
Elementis	194,871	328,282
		408,511
Utilities — 0.4%
Drax Group	51,729	427,671

		10,441,011
UNITED STATES — 1.2%
Consumer Discretionary — 0.3%
Carnival ADR *	19,228	319,569

Consumer Staples — 0.5%
Primo Brands	17,135	559,800

Industrials — 0.4%
Reliance Worldwide	159,414	428,080

		1,307,449
Total Common Stock
(Cost $89,393,225)		100,311,675

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS — 1.7%
	Shares	Value
INTERNATIONAL — 1.7%
iShares Core MSCI Emerging Markets ETF	7,531	$407,954
iShares MSCI Canada ETF	3,334	141,528
iShares MSCI EAFE Small-Capital ETF	18,611	1,237,632
Total Exchange Traded Funds
(Cost $1,684,103)		1,787,114

PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
Utilities — 0.0%
Cia de Saneamento do Parana (B)	46,800	$50,095
Total Preferred Stock
(Cost $37,419)		50,095

SHORT-TERM INVESTMENT — 0.9%

State Street Institutional US Government Money Market Fund, Premier Class, 4.290%, (C)
(Cost $984,457)	984,457	$984,457
Total Short-Term Investment
(Cost $984,457)		984,457
Total Investments in Securities— 95.7%
(Cost $92,099,204)		$103,133,341

Percentages are based on Net Assets of $107,728,912.

A list of the open futures contracts held by the Fund at April 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CAD Currency	3	Jun-2025	$209,213	$218,145	$8,932
MSCI EAFE Index	14	Jun-2025	1,712,645	1,746,290	33,645
MSCI Emerging Markets	10	Jun-2025	564,620	555,000	(9,620)
Russell 2000 Index E-MINI	2	Jun-2025	201,285	196,980	(4,305)
S&P TSX 60 Index	1	Jun-2025	210,397	216,463	6,066
			$2,898,160	$2,932,878	$34,718

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at April 30, 2025. The total market value of securities on loan at April 30, 2025 was $938,860.
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2025, was $984,457.

ADR — American Depositary Receipt
Cl — Class EAFE — Europe, Australasia, and the Far East ETF — Exchange-Traded Fund MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2025 (Unaudited)

The following is a summary of the inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$–	$4,517,567	$–	$4,517,567
Austria	–	1,391,592	–	1,391,592
Belgium	–	1,705,538	–	1,705,538
Bermuda	–	753,832	–	753,832
Brazil	695,385	–	–	695,385
Canada	6,044,076	–	–	6,044,076
Cayman Islands	219,125	26,324	–	245,449
China	618,838	1,208,506	–	1,827,344
Columbia	31,651	–	–	31,651
Denmark	–	895,250	–	895,250
Finland	–	1,043,600	–	1,043,600
France	–	3,099,153	–	3,099,153
Germany	–	4,021,518	–	4,021,518
Hong Kong	202,980	1,357,343	–	1,560,323
Hungary	–	572,202	–	572,202
India	–	3,835,274	–	3,835,274
Indonesia	–	194,079	–	194,079
Ireland	–	216,611	–	216,611
Israel	1,412,294	119,084	–	1,531,378
Italy	79,654	5,420,333	–	5,499,987
Japan	122,238	25,686,629	–	25,808,867
Luxembourg	–	130,927	–	130,927
Malaysia	–	1,171,042	–	1,171,042
Mexico	349,095	–	–	349,095
Netherlands	–	1,093,109	–	1,093,109
Norway	–	1,943,243	–	1,943,243
Philippines	–	485,435	–	485,435
Poland	–	84,690	–	84,690
Portugal	–	604,400	–	604,400
Saudi Arabia	–	375,578	–	375,578
Singapore	291,542	99,610	–	391,152
South Africa	–	736,559	–	736,559
South Korea	–	2,564,799	–	2,564,799
Spain	171,645	1,786,747	–	1,958,392
Sweden	191,914	4,103,366	–	4,295,280
Switzerland	–	2,405,461	–	2,405,461
Taiwan	25,923	3,397,093	–	3,423,016
Thailand	–	458,307	–	458,307
Türkiye	–	602,054	–	602,054
United Kingdom	940,689	9,500,322	–	10,441,011
United States	879,369	428,080	–	1,307,449
Total Common Stock	12,276,418	88,035,257	–	100,311,675
Exchange Traded Funds	1,787,114	–	–	1,787,114
Preferred Stock
Brazil	50,095	–	–	50,095
Total Preferred Stock	50,095	–	–	50,095
Short-Term Investment	984,457	–	–	984,457
Total Investments in Securities	$15,098,084	$88,035,257	$–	$103,133,341

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$48,643	$—	$—	$48,643
Futures Contracts* Unrealized Depreciation	(13,925)	—	—	(13,925)

Total Other Financial Instruments	$34,718	$—	$—	$34,718

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.6%
	Shares	Value
EQUITY — 33.7%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	2,422,212	$29,139,206
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†	828,783	8,785,095
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	581,190	5,073,788
		42,998,089
FIXED INCOME — 54.5%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	4,092,126	34,701,225
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†(A)	1,867,161	17,383,265
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†(A)	1,780,298	17,304,501
		69,388,991
INTERNATIONAL — 11.4%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†	1,152,155	11,567,638
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	281,997	2,935,587
		14,503,225
Total Open-End Mutual Funds
(Cost $110,047,701)		126,890,305
Total Investments in Securities— 99.6%
(Cost $110,047,701)		$126,890,305

Percentages are based on Net Assets of $127,422,835.

†	Investment in Affiliated Security.

(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

As of April 30, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

APRIL 30, 2025 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2025:

Security Description	Value 10/31/2024		Purchases at Cost		Proceeds from Sales		Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Value 4/30/2025		Income		Capital Gains
Catholic Responsible Investments Equity Index Fund	$	31,416,873	$	641,110	$	(2,356,715)	$	581,649	$	(1,143,711)	$	29,139,206	$	185,486	$	—
Catholic Responsible Investments Multi-Style US Equity Fund		9,591,146		655,939		(1,169,653)		528,409		(820,746)		8,785,095		84,382		—
Catholic Responsible Investments Small-Cap Fund		6,070,886		131,981		(466,978)		60,520		(722,621)		5,073,788		49,494		—
Catholic Responsible Investments Bond Fund		36,293,499		950,219		(2,533,963)		(452,249)		443,719		34,701,225		765,918		—
Catholic Responsible Investments Opportunistic Bond Fund		18,100,374		511,196		(1,266,980)		(42,869)		81,544		17,383,265		419,046		—
Catholic Responsible Investments Short Duration Bond Fund		17,985,547		477,690		(1,266,982)		(56,924)		165,170		17,304,501		385,539		—
Catholic Responsible Investments International Equity Fund		11,746,325		838,373		(1,484,911)		666,091		(198,240)		11,567,638		122,443		—
Catholic Responsible Investments International Small-Cap Fund		2,932,607		57,430		(207,324)		(987)		153,861		2,935,587		42,350		—
Totals	$	134,137,257	$	4,263,938	$	(10,753,506)	$	1,283,640	$	(2,041,024)	$	126,890,305	$	2,054,658	$	—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.9%
	Shares	Value
EQUITY — 45.5%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	17,158,908	$206,421,662
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†(A)	31,281,717	331,586,199
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	9,485,304	82,806,707
		620,814,568
FIXED INCOME — 38.7%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	31,173,461	264,350,946
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	14,126,383	131,516,630
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	13,493,743	131,159,178
		527,026,754
INTERNATIONAL — 15.7%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	17,073,364	171,416,574
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	4,079,228	42,464,768
		213,881,342
Total Open-End Mutual Funds
(Cost $1,166,941,395)		1,361,722,664
Total Investments in Securities— 99.9%
(Cost $1,166,941,395)		$1,361,722,664

Percentages are based on Net Assets of $1,362,714,548.

†	Investment in Affiliated Security.

(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

As of April 30, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

APRIL 30, 2025 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2025:

Security Description	Value 10/31/2024		Purchases at Cost		Proceeds from Sales		Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Value 4/30/2025		Income		Capital Gains
Catholic Responsible Investments Equity Index Fund	$	220,048,924	$	4,266,976	$	(13,364,446)	$	2,204,415	$	(6,734,207)	$	206,421,662	$	1,323,220	$	—
Catholic Responsible Investments Multi-Style US Equity Fund		341,815,591		30,823,171		(30,373,394)		19,000,420		(29,679,589)		331,586,199		3,051,597		—
Catholic Responsible Investments Small-Cap Fund		84,480,171		10,996,532		(3,594,294)		773,023		(9,848,725)		82,806,707		700,514		—
Catholic Responsible Investments Bond Fund		275,092,781		6,926,024		(17,526,445)		(3,321,284)		3,179,870		264,350,946		5,900,023		—
Catholic Responsible Investments Opportunistic Bond Fund		137,183,010		3,736,662		(9,659,022)		(793,515)		1,049,495		131,516,630		3,223,661		—
Catholic Responsible Investments Short Duration Bond Fund		136,316,223		3,479,219		(9,449,254)		(440,351)		1,253,341		131,159,178		2,966,218		—
Catholic Responsible Investments International Equity Fund		163,167,332		16,214,108		(14,954,176)		9,027,123		(2,037,813)		171,416,574		1,725,950		—
Catholic Responsible Investments International Small-Cap Fund		40,760,298		922,941		(1,428,085)		(6,715)		2,216,329		42,464,768		598,166		—
Totals	$	1,398,864,330	$	77,365,633	$	(100,349,116)	$	26,443,116	$	(40,601,299)	$	1,361,722,664	$	19,489,349	$	—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.9%
	Shares	Value
EQUITY — 45.5%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	17,962,067	$216,083,666
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	3,817,668	33,328,242
		249,411,908
FIXED INCOME — 38.7%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	12,548,546	106,411,669
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	5,685,274	52,929,897
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	5,430,655	52,785,964
		212,127,530
INTERNATIONAL — 15.7%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	6,875,846	69,033,498
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	1,642,858	17,102,155
		86,135,653
Total Open-End Mutual Funds
(Cost $445,687,037)		547,675,091
Total Investments in Securities— 99.9%
(Cost $445,687,037)		$547,675,091

Percentages are based on Net Assets of $548,299,702.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

As of April 30, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

APRIL 30, 2025 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2025:

Security Description	Value 10/31/2024		Purchases at Cost		Proceeds from Sales		Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Value 4/30/2025		Income		Capital Gains
Catholic Responsible Investments Equity Index Fund	$	198,893,753	$	37,837,989	$	(17,904,269)	$	1,240,612	$	(3,984,419)	$	216,083,666	$	1,227,069	$	—
Catholic Responsible Investments Small-Cap Fund		28,290,860		9,199,767		(1,166,236)		214,626		(3,210,775)		33,328,242		239,488		—
Catholic Responsible Investments Bond Fund		85,564,779		23,799,619		(3,064,935)		(524,084)		636,290		106,411,669		1,969,404		—
Catholic Responsible Investments Opportunistic Bond Fund		43,090,098		11,256,372		(1,532,468)		(57,635)		173,530		52,929,897		1,083,643		—
Catholic Responsible Investments Short Duration Bond Fund		42,600,301		11,416,585		(1,532,468)		(66,557)		368,103		52,785,964		992,588		—
Catholic Responsible Investments International Equity Fund		55,999,278		14,595,110		(5,005,464)		3,160,892		283,682		69,033,498		600,975		—
Catholic Responsible Investments International Small-Cap Fund		14,147,535		2,876,577		(934,771)		(16,393)		1,029,207		17,102,155		211,329		—
Totals	$	468,586,604	$	110,982,019	$	(31,140,611)	$	3,951,461	$	(4,704,382)	$	547,675,091	$	6,324,496	$	—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.7%
	Shares	Value
EQUITY — 56.4%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	5,836,285	$70,210,511
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†(A)	2,952,859	31,300,306
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	1,790,214	15,628,570
		117,139,387
FIXED INCOME — 23.9%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	2,944,287	24,967,554
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	1,333,952	12,419,093
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	1,274,285	12,386,054
		49,772,701
INTERNATIONAL — 19.4%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	3,222,820	32,357,115
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	770,598	8,021,927
		40,379,042
Total Open-End Mutual Funds
(Cost $155,905,771)		207,291,130
Total Investments in Securities— 99.7%
(Cost $155,905,771)		$207,291,130

Percentages are based on Net Assets of $207,920,999.

†	Investment in Affiliated Security.

(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

As of April 30, 2025, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under accounting principles generally accepted in the United States of America.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

APRIL 30, 2025 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2025:

Security Description	Value 10/31/2024		Purchases at Cost		Proceeds from Sales		Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Value 4/30/2025		Income		Capital Gains
Catholic Responsible Investments Equity Index Fund	$	122,018,679	$	4,956,277	$	(53,525,571)	$	14,792,367	$	(18,031,241)	$	70,210,511	$	623,992	$	—
Catholic Responsible Investments Multi-Style US Equity Fund		51,819,186		4,533,000		(23,117,920)		4,280,773		(6,214,733)		31,300,306		388,926		—
Catholic Responsible Investments Small-Cap Fund		25,379,386		3,075,476		(10,539,240)		1,020,024		(3,307,076)		15,628,570		177,641		—
Catholic Responsible Investments Bond Fund		38,827,657		3,319,251		(17,254,302)		(2,449,145)		2,524,093		24,967,554		682,046		—
Catholic Responsible Investments Opportunistic Bond Fund		19,375,264		1,614,582		(8,627,151)		(233,478)		289,876		12,419,093		372,885		—
Catholic Responsible Investments Short Duration Bond Fund		19,067,010		1,841,099		(8,627,150)		(304,940)		410,035		12,386,054		339,237		—
Catholic Responsible Investments International Equity Fund		49,705,570		5,159,567		(23,029,862)		3,568,712		(3,046,872)		32,357,115		435,895		—
Catholic Responsible Investments International Small-Cap Fund		12,563,575		521,177		(5,354,699)		395,298		(103,424)		8,021,927		153,468		—
Totals	$	338,756,327	$	25,020,429	$	(150,075,895)	$	21,069,611	$	(27,479,342)	$	207,291,130	$	3,174,090	$	—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

Statements of Assets and Liabilities

	Catholic Responsible Investments Ultra Short Bond Fund		Catholic Responsible Investments Short Duration Bond Fund			Catholic Responsible Investments Bond Fund	Catholic Responsible Investments Opportunistic Bond Fund
Assets:
Investments, at Value (Cost $95,635,957, $489,672,941, $2,383,920,355 and $682,149,206)		$95,619,484		$494,007,864	*	$2,330,318,232	$685,185,962	*
Repurchase Agreements, at Value (Cost $11,700,000, $21,000,000, $– and $–)		11,700,000		21,000,000		–	–
Receivable for Investment Securities Sold		2,403,598		36,773		43,064,895	4,697,437
Dividend and Interest Receivable		247,991		3,454,548		17,415,944	4,019,249
Receivable for Capital Shares Sold		101,000		102,082		1,006,163	1,985
Cash and Cash Equivalents		44,377		784,788		48,057,258	11,174,245
Cash Pledged as Collateral for Futures Contracts		–		–		6,328,807	616,581
Variation Margin Receivable		–		41,063		–	–
Prepaid Expenses		11,738		13,906		33,580	22,373
Total Assets		110,128,188		519,441,024		2,446,224,879	705,717,832
Liabilities:
Payable for Investment Securities Purchased		4,773,304		11,143,580		68,525,378	3,489,380
Payable Due to Adviser		17,215		113,073		578,871	191,002
Transfer Agent Fees Payable		11,064		8,863		16,712	11,061
Audit Fees Payable		8,239		8,239		9,854	10,173
Payable Due to Administrator		1,873		7,986		37,647	11,666
Chief Compliance Officer Fees Payable		1,003		2,006		4,012	3,009
Payable Upon Return of Securities Loaned		–		72,975		–	130,313
Payable for Capital Shares Redeemed		–		6,955		158,722	37,171
Shareholder Servicing Fees Payable		–		–		30,333	37,574
Other Accrued Expenses		28,683		55,510		107,892	55,250
Total Liabilities		4,841,381		11,419,187		69,469,421	3,976,599
Commitments and Contingencies †
Net Assets		$105,286,807		$508,021,837		$2,376,755,458	$701,741,233
Net Assets Consist of:
Paid-in Capital		$105,205,689		$524,209,909		$2,604,398,435	$732,990,236
Total Distributable Earnings (Accumulated Losses)		81,118		(16,188,072)		(227,642,977)	(31,249,003)
Net Assets		$105,286,807		$508,021,837		$2,376,755,458	$701,741,233
Institutional Shares:
Net Assets		$105,286,807		$508,021,837		$2,271,789,764	$627,020,494
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		10,512,261		52,284,143		267,804,409	67,322,236
Net Asset Value, Offering and Redemption Price Per Share		$10.02		$9.72		$8.48	$9.31
Investor Shares:
Net Assets	$	N/A	$	N/A		$104,965,694	$74,720,739
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		N/A		N/A		12,377,291	8,022,376
Net Asset Value, Offering and Redemption Price Per Share	$	N/A	$	N/A		$8.48	$9.31

* Includes Market Value of Securities on Loan		$–		$71,351		$–	$127,413
† See Note 5 in the Notes to Financial Statements

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

Statements of Assets and Liabilities

	Catholic Responsible Investments Equity Index Fund			Catholic Responsible Investments Small-Cap Fund			Catholic Responsible Investments Multi-Style US Equity Fund	Catholic Responsible Investments International Equity Fund		Catholic Responsible Investments International Small-Cap Fund
Assets:
Investments, at Value (Cost $1,739,026,998, $445,111,391, $598,462,626, $1,489,011,225 and $92,099,204)		$3,743,263,257	*		$494,382,408	*	$733,436,723	$1,806,957,626	*		$103,133,341	*
Foreign Currency, at Value (Cost $–, $–, $–, $1,200,760 and $576,249)		–			–		–	1,210,960			592,963
Cash and Cash Equivalents		18,122,394			2,179,957		5,776,208	64,975,466			4,353,129
Dividend and Interest Receivable		1,895,635			232,815		130,121	5,389,929			552,031
Cash Pledged as Collateral for Futures Contracts		1,330,857			335,160		–	–			249,372
Receivable for Capital Shares Sold		476,056			83,350		–	158,403			–
Reclaim Receivable		80,083			–		137,878	2,256,385			161,095
Receivable for Investment Securities Sold		–			–		603,057	9,010,074			133,964
Unrealized Appreciation on Spot Currency Contracts		–			–		–	8,304			316
Prepaid Expenses		47,935			14,349		23,988	33,297			18,143
Total Assets		3,765,216,217			497,228,039		740,107,975	1,890,000,444			109,194,354
Liabilities:
Payable Upon Return of Securities Loaned		568,086			7,959,886		–	15,414,440			984,457
Payable for Capital Shares Redeemed		567,024			88,085		16,206	8,983,846			1,391
Rating Expense Payable		172,930			–		–	–			–
Payable Due to Adviser		120,180			77,242		351,416	1,058,469			71,897
Payable Due to Administrator		57,309			7,413		11,858	28,071			1,636
Transfer Agent Fees Payable		15,557			9,395		11,040	14,754			5,159
Audit Fees Payable		7,183			9,252		8,239	9,790			7,184
Chief Compliance Officer Fees Payable		1,003			1,003		4,012	3,009			3,009
Payable for Investment Securities Purchased		–			–		53,582	10,487,901			175,193
Shareholder Servicing Fees Payable		–			–		5,624	39,603			–
Accrued Foreign Capital Gains Tax on Appreciated Securities		–			–		–	1,176,505			136,427
Other Accrued Expenses		53,294			65,250		45,707	116,434			79,089
Total Liabilities		1,562,566			8,217,526		507,684	37,332,822			1,465,442
Commitments and Contingencies †
Net Assets		$3,763,653,651			$489,010,513		$739,600,291	$1,852,667,622			$107,728,912
Net Assets Consist of:
Paid-in Capital		$1,734,763,700			$441,088,632		$601,110,035	$1,538,593,314			$96,411,868
Total Distributable Earnings		2,028,889,951			47,921,881		138,490,256	314,074,308			11,317,044
Net Assets		$3,763,653,651			$489,010,513		$739,600,291	$1,852,667,622			$107,728,912
Institutional Shares:
Net Assets		$3,763,653,651			$489,010,513		$697,592,914	$1,712,049,664			$107,728,912
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		312,818,699			56,001,942		65,794,611	170,583,352			10,345,807
Net Asset Value, Offering and Redemption Price Per Share		$12.03			$8.73		$10.60	$10.04			$10.41
Investor Shares:
Net Assets	$	N/A		$	N/A		$42,007,377	$140,617,958		$	N/A
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		N/A			N/A		3,961,658	14,003,197			N/A
Net Asset Value, Offering and Redemption Price Per Share	$	N/A		$	N/A		$10.60	$10.04		$	N/A

* Includes Market Value of Securities on Loan		$556,715			$7,779,396		$–	$14,436,064			$938,860
† See Note 5 in the Notes to Financial Statements

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

Statements of Assets and Liabilities

	Catholic Responsible Investments Magnus 45/55 Fund	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Catholic Responsible Investments Magnus 75/25 Fund
Assets:
Affiliated Investments, at Value (Cost $110,047,701, $1,166,941,395, $445,687,037 and $155,905,771)	$126,890,305	$1,361,722,664	$547,675,091	$207,291,130
Cash and Cash Equivalents	538,634	1,054,957	661,939	636,794
Due from Adviser	9,439	–	6,360	8,618
Dividend and Interest Receivable	1,666	3,264	2,046	1,706
Prepaid Expenses	20,282	31,761	9,418	22,294
Total Assets	127,460,326	1,362,812,646	548,354,854	207,960,542
Liabilities:
Transfer Agent Fees Payable	9,135	13,032	10,822	9,439
Audit Fees Payable	7,184	7,184	7,184	7,184
Shareholder Servicing Fees Payable	4,474	50,827	16,461	5,761
Legal Fees Payable	3,377	3,377	3,377	3,377
Chief Compliance Officer Fees Payable	1,003	1,003	1,003	1,003
Printing Fees Payable	615	6,519	2,253	1,424
Other Accrued Expenses	11,703	16,156	14,052	11,355
Total Liabilities	37,491	98,098	55,152	39,543
Commitments and Contingencies †
Net Assets	$127,422,835	$1,362,714,548	$548,299,702	$207,920,999
Net Assets Consist of:
Paid-in Capital	$109,632,386	$1,139,781,840	$443,908,333	$135,434,726
Total Distributable Earnings	17,790,449	222,932,708	104,391,369	72,486,273
Net Assets	$127,422,835	$1,362,714,548	$548,299,702	$207,920,999
Institutional Shares:
Net Assets	$98,218,599	$989,959,233	$439,841,924	$167,028,845
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	9,676,783	96,541,794	42,049,511	15,815,735
Net Asset Value, Offering and Redemption Price Per Share	$10.15	$10.25	$10.46	$10.56
Investor Shares:
Net Assets	$29,204,236	$372,755,315	$108,457,778	$40,892,154
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	2,877,980	36,365,248	10,367,325	3,875,187
Net Asset Value, Offering and Redemption Price Per Share	$10.15	$10.25	$10.46	$10.55

† See Note 5 in the Notes to Financial Statements

Amounts designated as “—” are $0

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2025 (Unaudited)

Statements of Operations

	Catholic Responsible Investments Ultra Short Bond Fund	Catholic Responsible Investments Short Duration Bond Fund	Catholic Responsible Investments Bond Fund	Catholic Responsible Investments Opportunistic Bond Fund
Investment Income:
Interest Income	$2,105,009	$12,287,962	$56,119,818	$18,597,085
Income from Securities Lending, Net	212	2,237	2,426	3,743
Total Investment Income	2,105,221	12,290,199	56,122,244	18,600,828

Expenses:
Investment Advisory Fees	110,769	745,393	3,440,297	1,222,470
Administration Fees	8,484	47,578	223,310	70,600
Trustees' Fees	5,931	11,862	23,723	17,792
Chief Compliance Officer Fees	1,644	3,288	6,576	4,932
Shareholder Servicing Fees (Investor Shares)	–	–	61,241	51,877
Transfer Agent Fees	18,292	14,725	28,701	21,581
Pricing Fees	15,520	31,909	73,823	30,992
Registration Fees	13,836	19,664	60,491	29,626
Legal Fees	8,605	17,210	34,421	25,815
Audit Fees	8,239	8,239	9,854	10,173
Custodian Fees	5,381	3,669	20,084	7,091
Printing Fees	685	4,021	18,599	5,618
Other Expenses	7,801	12,418	28,522	15,590

Total Expenses	205,187	919,976	4,029,642	1,514,157
Less:
Waiver of Investment Advisory Fees	(50,008)	(49,603)	–	(29,024)
Net Expenses	155,179	870,373	4,029,642	1,485,133

Net Investment Income	1,950,042	11,419,826	52,092,602	17,115,695
Net Realized Gain (Loss) on:
Investments	2,247	(25,275)	(14,674,564)	(324,929)
Futures Contracts	–	(691,224)	(4,346,113)	(1,697,922)
Net Realized Gain (Loss)	2,247	(716,499)	(19,020,677)	(2,022,851)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(101,082)	2,627,738	12,570,354	2,525,132
Futures Contracts	–	959,789	6,188,776	1,273,446
Net Change in Unrealized Appreciation (Depreciation)	(101,082)	3,587,527	18,759,130	3,798,578
Net Realized and Unrealized Gain (Loss)	(98,835)	2,871,028	(261,547)	1,775,727
Net Increase in Net Assets Resulting from Operations	$1,851,207	$14,290,854	$51,831,055	$18,891,422

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2025 (Unaudited)

Statements of Operations

	Catholic Responsible Investments Equity Index Fund	Catholic Responsible Investments Small-Cap Fund	Catholic Responsible Investments Multi-Style US Equity Fund	Catholic Responsible Investments International Equity Fund	Catholic Responsible Investments International Small-Cap Fund
Investment Income:
Dividend Income	$25,001,264	$4,419,923	$4,320,726	$17,466,164	$1,585,644
Interest Income	–	94,343	236,176	916,944	134,073
Income from Securities Lending, Net	438	17,854	4,532	9,816	7,131
Less: Foreign Taxes Withheld	(4,370)	(4,795)	(12,865)	(1,290,085)	(131,398)
Total Investment Income	24,997,332	4,527,325	4,548,569	17,102,839	1,595,450

Expenses:
Investment Advisory Fees	1,187,703	544,602	2,463,405	5,992,646	504,352
Administration Fees	379,071	52,144	82,340	158,775	10,061
Trustees' Fees	5,931	5,930	23,723	17,792	19,569
Chief Compliance Officer Fees	1,644	1,644	6,576	4,932	4,932
Shareholder Servicing Fees (Investor Shares)	–	–	33,077	73,314	–
Rating Fees	308,059	84,499	–	–	–
Printing Fees	32,293	4,458	6,755	12,910	853
Registration Fees	31,027	10,686	30,031	24,345	12,575
Pricing Fees	30,388	6,352	8,134	12,811	3,869
Transfer Agent Fees	26,417	15,570	21,105	26,055	10,841
Custodian Fees	21,575	12,110	15,605	122,845	36,917
Legal Fees	8,605	8,605	34,421	25,815	25,815
Audit Fees	7,184	11,287	8,239	9,790	7,183
Other Expenses	36,661	9,822	19,114	57,791	37,037

Total Expenses	2,076,558	767,709	2,752,525	6,539,821	674,004
Less:
Waiver of Investment Advisory Fees	(293,263)	–	–	–	(69,257)
Net Expenses	1,783,295	767,709	2,752,525	6,539,821	604,747

Net Investment Income	23,214,037	3,759,616	1,796,044	10,563,018	990,703
Net Realized Gain (Loss) on:
Investments	57,073,375	9,324,914	5,609,862	19,691,348	3,405,941
Futures Contracts	(1,467,452)	(113,297)	–	–	(108,934)
Accrued Foreign Capital Gains Tax	–	–	–	(593,353)	(69,081)
Foreign Currency Transactions	–	–	–	(30,615)	1,570
Net Realized Gain (Loss)	55,605,923	9,211,617	5,609,862	19,067,380	3,229,496
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(132,320,462)	(68,540,727)	(24,874,646)	55,186,310	2,865,951
Futures Contracts	856,813	65,735	–	–	166,866
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	–	571,388	23,628
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	–	138,431	39,164
Net Change in Unrealized Appreciation (Depreciation)	(131,463,649)	(68,474,992)	(24,874,646)	55,896,129	3,095,609
Net Realized and Unrealized Gain (Loss)	(75,857,726)	(59,263,375)	(19,264,784)	74,963,509	6,325,105
Net Increase (Decrease) in Net Assets Resulting from Operations	$(52,643,689)	$(55,503,759)	$(17,468,740)	$85,526,527	$7,315,808

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2025 (Unaudited)

Statements of Operations

	Catholic Responsible Investments Magnus 45/55 Fund	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Catholic Responsible Investments Magnus 75/25 Fund
Investment Income:
Affiliated Dividend Income	$2,054,658	$19,489,349	$6,324,496	$3,174,090
Interest Income	9,774	19,602	12,062	11,403
Total Investment Income	2,064,432	19,508,951	6,336,558	3,185,493

Expenses:
Shareholder Servicing Fees (Investor Shares)	24,497	282,352	84,316	31,067
Trustees' Fees	8,048	28,550	14,345	10,102
Chief Compliance Officer Fees	1,644	1,644	1,644	1,644
Transfer Agent Fees	18,516	23,437	20,122	19,082
Registration Fees	16,480	29,968	29,712	17,901
Legal Fees	8,605	8,605	8,605	8,605
Audit Fees	7,183	7,184	7,184	7,184
Printing Fees	1,066	11,259	3,871	2,433
Pricing Fees	104	100	100	100
Custodian Fees	9	62	9	62
Other Expenses	7,727	14,452	9,277	8,525

Total Expenses	93,879	407,613	179,185	106,705
Less:
Waiver of Expenses	(63,033)	(66,462)	(69,627)	(63,126)
Net Expenses	30,846	341,151	109,558	43,579

Net Investment Income	2,033,586	19,167,800	6,227,000	3,141,914
Net Realized Gain (Loss) on:
Affiliated Investments	1,283,640	26,443,116	3,951,461	21,068,922
Net Realized Gain (Loss)	1,283,640	26,443,116	3,951,461	21,068,922
Net Change in Unrealized Appreciation (Depreciation) on:
Affiliated Investments	(2,041,026)	(40,601,300)	(4,704,380)	(27,479,341)
Net Change in Unrealized Appreciation (Depreciation)	(2,041,026)	(40,601,300)	(4,704,380)	(27,479,341)
Net Realized and Unrealized Loss	(757,386)	(14,158,184)	(752,919)	(6,410,419)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,276,200	$5,009,616	$5,474,081	$(3,268,505)

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Statements of Changes in Net Assets

	Catholic Responsible Investments Ultra Short Bond Fund		Catholic Responsible Investments Short Duration Bond Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$1,950,042	$3,271,009	$11,419,826	$21,247,977
Net Realized Gain (Loss)	2,247	2,781	(716,499)	(2,181,411)
Net Change in Unrealized Appreciation (Depreciation)	(101,082)	53,199	3,587,527	13,336,182
Net Increase in Net Assets Resulting from Operations	1,851,207	3,326,989	14,290,854	32,402,748
Distributions:
Institutional Shares	(2,029,568)	(3,269,104)	(11,090,130)	(20,954,065)
Total Distributions	(2,029,568)	(3,269,104)	(11,090,130)	(20,954,065)

Capital Share Transactions:
Institutional:
Issued	81,430,334	86,305,592	30,294,416	69,656,278
Reinvestment of Dividends and Distributions	2,024,325	3,248,940	11,018,604	20,612,579
Redeemed	(44,170,073)	(81,887,557)	(32,628,002)	(79,070,736)
Net Institutional Share Transactions	39,284,586	7,666,975	8,685,018	11,198,121
Net Increase in Net Assets from Share Transactions	39,284,586	7,666,975	8,685,018	11,198,121
Total Increase in Net Assets	39,106,225	7,724,860	11,885,742	22,646,804
Net Assets:
Beginning of Year/Period	66,180,582	58,455,722	496,136,095	473,489,291
End of Year/Period	$105,286,807	$66,180,582	$508,021,837	$496,136,095
Shares Transactions:
Institutional:
Issued	8,115,986	8,593,797	3,130,393	7,243,252
Reinvestment of Dividends and Distributions	202,001	324,009	1,139,328	2,145,662
Redeemed	(4,397,969)	(8,152,072)	(3,370,022)	(8,233,464)
Net Institutional Shares Capital Share Transactions	3,920,018	765,734	899,699	1,155,450
Net Increase in Shares Outstanding from Share Transactions	3,920,018	765,734	899,699	1,155,450

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Statements of Changes in Net Assets

	Catholic Responsible Investments Bond Fund		Catholic Responsible Investments Opportunistic Bond Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$52,092,602	$91,200,469	$17,115,695	$28,858,295
Net Realized Gain (Loss)	(19,020,677)	(14,914,497)	(2,022,851)	579,128
Net Change in Unrealized Appreciation (Depreciation)	18,759,130	135,801,654	3,798,578	22,168,904
Net Increase in Net Assets Resulting from Operations	51,831,055	212,087,626	18,891,422	51,606,327
Distributions:
Institutional Shares	(48,925,379)	(86,758,144)	(15,101,945)	(26,274,147)
Investor Shares	(1,822,574)	(3,014,383)	(1,631,209)	(2,454,257)
Total Distributions	(50,747,953)	(89,772,527)	(16,733,154)	(28,728,404)

Capital Share Transactions:
Institutional:
Issued	153,381,357	400,368,664	31,882,475	122,384,357
Reinvestment of Dividends and Distributions	44,822,408	81,066,125	14,525,882	25,192,879
Redemption Fees - Note 2	—	721	—	—
Redeemed	(116,243,821)	(127,924,302)	(52,368,853)	(36,398,994)
Net Institutional Share Transactions	81,959,944	353,511,208	(5,960,496)	111,178,242
Investor:
Issued	34,846,283	39,051,520	11,770,674	37,971,157
Reinvestment of Dividends and Distributions	1,716,406	2,869,228	1,547,641	2,351,810
Redemption Fees - Note 2	—	2,540	—	8
Redeemed	(8,292,236)	(25,188,991)	(3,039,817)	(4,495,150)
Net Investor Share Transactions	28,270,453	16,734,297	10,278,498	35,827,825
Net Increase in Net Assets from Share Transactions	110,230,397	370,245,505	4,318,002	147,006,067
Total Increase in Net Assets	111,313,499	492,560,604	6,476,270	169,883,990
Net Assets:
Beginning of Year/Period	2,265,441,959	1,772,881,355	695,264,963	525,380,973
End of Year/Period	$2,376,755,458	$2,265,441,959	$701,741,233	$695,264,963
Shares Transactions:
Institutional:
Issued	18,136,185	47,547,935	3,430,598	13,172,549
Reinvestment of Dividends and Distributions	5,300,837	9,580,886	1,563,495	2,731,353
Redeemed	(13,739,431)	(15,168,348)	(5,625,919)	(3,945,238)
Net Institutional Shares Capital Share Transactions	9,697,591	41,960,473	(631,826)	11,958,664
Investor:
Issued	4,133,948	4,603,970	1,266,389	4,119,763
Reinvestment of Dividends and Distributions	203,027	339,176	166,538	254,788
Redeemed	(979,922)	(2,979,660)	(326,862)	(487,303)
Net Investor Shares Capital Share Transactions	3,357,053	1,963,486	1,106,065	3,887,248
Net Increase in Shares Outstanding from Share Transactions	13,054,644	43,923,959	474,239	15,845,912

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Statements of Changes in Net Assets

	Catholic Responsible Investments Equity Index Fund		Catholic Responsible Investments Small-Cap Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$23,214,037	$46,777,822	$3,759,616	$7,901,222
Net Realized Gain	55,605,923	65,500,830	9,211,617	19,570,959
Net Change in Unrealized Appreciation (Depreciation)	(131,463,649)	1,012,495,057	(68,474,992)	99,424,827
Net Increase (Decrease) in Net Assets Resulting from Operations	(52,643,689)	1,124,773,709	(55,503,759)	126,897,008
Distributions:
Institutional Shares	(62,162,142)	(46,433,637)	(9,437,665)	(7,069,815)
Total Distributions	(62,162,142)	(46,433,637)	(9,437,665)	(7,069,815)

Capital Share Transactions:
Institutional:
Issued	190,727,755	380,418,492	43,487,372	56,161,494
Reinvestment of Dividends and Distributions	58,844,301	43,763,993	8,646,585	6,464,219
Redemption Fees - Note 2	—	252	—	20
Redeemed	(335,897,899)	(600,703,986)	(57,725,101)	(50,656,953)
Net Institutional Share Transactions	(86,325,843)	(176,521,249)	(5,591,144)	11,968,780
Net Increase (Decrease) in Net Assets from Share Transactions	(86,325,843)	(176,521,249)	(5,591,144)	11,968,780
Total Increase (Decrease) in Net Assets	(201,131,674)	901,818,823	(70,532,568)	131,795,973
Net Assets:
Beginning of Year/Period	3,964,785,325	3,062,966,502	559,543,081	427,747,108
End of Year/Period	$3,763,653,651	$3,964,785,325	$489,010,513	$559,543,081
Shares Transactions:
Institutional:
Issued	15,462,262	33,434,548	4,880,010	6,019,214
Reinvestment of Dividends and Distributions	4,626,930	3,814,045	869,579	662,969
Redeemed	(26,814,962)	(52,863,952)	(5,954,762)	(5,394,184)
Net Institutional Shares Capital Share Transactions	(6,725,770)	(15,615,359)	(205,173)	1,287,999
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(6,725,770)	(15,615,359)	(205,173)	1,287,999

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Statements of Changes in Net Assets

	Catholic Responsible Investments Multi-Style US Equity Fund		Catholic Responsible Investments International Equity Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$1,796,044	$5,075,196	$10,563,018	$19,230,577
Net Realized Gain	5,609,862	87,833,181	19,067,380	105,208,511
Net Change in Unrealized Appreciation (Depreciation)	(24,874,646)	123,568,163	55,896,129	186,850,133
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,468,740)	216,476,540	85,526,527	311,289,221
Distributions:
Institutional Shares	(50,935,222)	(4,226,839)	(97,899,717)	(22,472,807)
Investor Shares	(2,772,895)	(180,457)	(6,219,091)	(1,055,263)
Total Distributions	(53,708,117)	(4,407,296)	(104,118,808)	(23,528,070)

Capital Share Transactions:
Institutional:
Issued	16,464,799	50,806,356	348,916,313	224,522,982
Reinvestment of Dividends and Distributions	46,693,319	3,878,800	90,295,650	20,826,400
Redemption Fees - Note 2	—	1	—	1,405
Redeemed	(107,644,904)	(114,098,703)	(146,805,270)	(216,147,682)
Net Institutional Share Transactions	(44,486,786)	(59,413,546)	292,406,693	29,203,105
Investor:
Issued	1,299,502	478,233	54,707,406	46,715,810
Reinvestment of Dividends and Distributions	2,632,239	162,602	6,190,812	1,031,702
Redemption Fees - Note 2	—	17	—	4,037
Redeemed	(4,642,721)	(8,063,115)	(13,732,734)	(12,126,335)
Net Investor Share Transactions	(710,980)	(7,422,263)	47,165,484	35,625,214
Net Increase (Decrease) in Net Assets from Share Transactions	(45,197,766)	(66,835,809)	339,572,177	64,828,319
Total Increase (Decrease) in Net Assets	(116,374,623)	145,233,435	320,979,896	352,589,470
Net Assets:
Beginning of Year/Period	855,974,914	710,741,479	1,531,687,726	1,179,098,256
End of Year/Period	$739,600,291	$855,974,914	$1,852,667,622	$1,531,687,726
Shares Transactions:
Institutional:
Issued	1,531,998	4,626,007	35,427,638	22,582,232
Reinvestment of Dividends and Distributions	4,158,373	354,285	9,592,124	2,075,279
Redeemed	(9,716,778)	(10,529,132)	(14,848,966)	(21,628,301)
Net Institutional Shares Capital Share Transactions	(4,026,407)	(5,548,840)	30,170,796	3,029,210
Investor:
Issued	114,660	41,214	5,532,793	4,665,422
Reinvestment of Dividends and Distributions	234,339	14,927	657,863	102,039
Redeemed	(385,425)	(760,071)	(1,368,214)	(1,272,521)
Net Investor Shares Capital Share Transactions	(36,426)	(703,930)	4,822,442	3,494,940
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(4,062,833)	(6,252,770)	34,993,238	6,524,150

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Statements of Changes in Net Assets

	Catholic Responsible Investments International Small-Cap Fund		Catholic Responsible Investments Magnus 45/55 Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$990,703	$1,583,164	$2,033,586	$3,757,646
Net Realized Gain	3,229,496	5,012,297	1,283,640	670,869
Net Change in Unrealized Appreciation (Depreciation)	3,095,609	12,506,567	(2,041,026)	18,191,245
Net Increase in Net Assets Resulting from Operations	7,315,808	19,102,028	1,276,200	22,619,760
Distributions:
Institutional Shares	(1,556,643)	(1,977,492)	(2,954,275)	(2,355,327)
Investor Shares	—	—	(958,935)	(885,252)
Total Distributions	(1,556,643)	(1,977,492)	(3,913,210)	(3,240,579)

Capital Share Transactions:
Institutional:
Issued	5,961,728	22,470,821	670,048	2,721,544
Reinvestment of Dividends and Distributions	1,481,363	1,885,426	2,954,275	2,355,327
Redeemed	(11,762,441)	(6,341,436)	(2,329,452)	(3,593,131)
Net Institutional Share Transactions	(4,319,350)	18,014,811	1,294,871	1,483,740
Investor:
Issued	—	—	37,546	2,431,801
Reinvestment of Dividends and Distributions	—	—	948,594	784,095
Redeemed	—	—	(6,837,579)	(4,837,007)
Net Investor Share Transactions	—	—	(5,851,439)	(1,621,111)
Net Increase (Decrease) in Net Assets from Share Transactions	(4,319,350)	18,014,811	(4,556,568)	(137,371)
Total Increase (Decrease) in Net Assets	1,439,815	35,139,347	(7,193,578)	19,241,810
Net Assets:
Beginning of Year/Period	106,289,097	71,149,750	134,616,413	115,374,603
End of Year/Period	$107,728,912	$106,289,097	$127,422,835	$134,616,413
Shares Transactions:
Institutional:
Issued	614,574	2,333,344	66,242	261,393
Reinvestment of Dividends and Distributions	150,477	192,514	290,775	246,631
Redeemed	(1,188,520)	(651,964)	(226,483)	(369,650)
Net Institutional Shares Capital Share Transactions	(423,469)	1,873,894	130,534	138,374
Investor:
Issued	—	—	3,675	249,850
Reinvestment of Dividends and Distributions	—	—	93,274	82,104
Redeemed	—	—	(660,379)	(486,777)
Net Investor Shares Capital Share Transactions	—	—	(563,430)	(154,823)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(423,469)	1,873,894	(432,896)	(16,449)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Statements of Changes in Net Assets

	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund		Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$19,167,800	$29,527,658	$6,227,000	$11,426,968
Net Realized Gain	26,443,116	11,803,906	3,951,461	1,499,633
Net Change in Unrealized Appreciation (Depreciation)	(40,601,300)	203,107,031	(4,704,380)	82,274,310
Net Increase in Net Assets Resulting from Operations	5,009,616	244,438,595	5,474,081	95,200,911
Distributions:
Institutional Shares	(34,294,145)	(18,248,704)	(11,291,383)	(7,738,109)
Investor Shares	(12,276,388)	(7,054,159)	(3,060,847)	(2,885,351)
Total Distributions	(46,570,533)	(25,302,863)	(14,352,230)	(10,623,460)

Capital Share Transactions:
Institutional:
Issued	3,773,348	140,008,722	83,465,089	22,654,706
Reinvestment of Dividends and Distributions	34,294,146	18,248,705	11,291,383	7,738,109
Redeemed	(39,747,695)	(25,340,833)	(14,007,645)	(17,898,632)
Net Institutional Share Transactions	(1,680,201)	132,916,594	80,748,827	12,494,183
Investor:
Issued	2,437,925	8,726,284	27,092,114	7,810,880
Reinvestment of Dividends and Distributions	11,858,454	6,779,560	2,968,988	2,825,877
Redeemed	(8,139,970)	(15,153,294)	(22,800,585)	(44,229,572)
Net Investor Share Transactions	6,156,409	352,550	7,260,517	(33,592,815)
Net Increase (Decrease) in Net Assets from Share Transactions	4,476,208	133,269,144	88,009,344	(21,098,632)
Total Increase (Decrease) in Net Assets	(37,084,709)	352,404,876	79,131,195	63,478,819
Net Assets:
Beginning of Year/Period	1,399,799,257	1,047,394,381	469,168,507	405,689,688
End of Year/Period	$1,362,714,548	$1,399,799,257	$548,299,702	$469,168,507
Shares Transactions:
Institutional:
Issued	358,972	13,917,585	8,410,571	2,161,097
Reinvestment of Dividends and Distributions	3,294,000	1,886,891	1,061,464	797,743
Redeemed	(3,761,667)	(2,493,896)	(1,319,788)	(1,767,027)
Net Institutional Shares Capital Share Transactions	(108,695)	13,310,580	8,152,247	1,191,813
Investor:
Issued	232,252	874,074	2,520,469	765,309
Reinvestment of Dividends and Distributions	1,138,905	700,998	278,801	291,027
Redeemed	(770,270)	(1,517,744)	(2,201,503)	(4,253,011)
Net Investor Shares Capital Share Transactions	600,887	57,328	597,767	(3,196,675)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	492,192	13,367,908	8,750,014	(2,004,862)

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Statements of Changes in Net Assets

	Catholic Responsible Investments Magnus 75/25 Fund
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$3,141,914	$5,950,354
Net Realized Gain	21,068,922	654,381
Net Change in Unrealized Appreciation (Depreciation)	(27,479,341)	60,181,025
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,268,505)	66,785,760
Distributions:
Institutional Shares	(6,347,464)	(5,258,918)
Investor Shares	(1,034,420)	(774,184)
Total Distributions	(7,381,884)	(6,033,102)

Capital Share Transactions:
Institutional:
Issued	9,831,048	31,701,352
Reinvestment of Dividends and Distributions	6,347,465	5,258,918
Redeemed	(137,840,866)	(11,144,925)
Net Institutional Share Transactions	(121,662,353)	25,815,345
Investor:
Issued	38,329	12,398,998
Reinvestment of Dividends and Distributions	1,034,420	774,185
Redeemed	(169,323)	(14,124,112)
Net Investor Share Transactions	903,426	(950,929)
Net Increase (Decrease) in Net Assets from Share Transactions	(120,758,927)	24,864,416
Total Increase (Decrease) in Net Assets	(131,409,316)	85,617,074
Net Assets:
Beginning of Year/Period	339,330,315	253,713,241
End of Year/Period	$207,920,999	$339,330,315
Shares Transactions:
Institutional:
Issued	884,606	2,968,946
Reinvestment of Dividends and Distributions	587,776	539,274
Redeemed	(13,100,008)	(1,081,340)
Net Institutional Shares Capital Share Transactions	(11,627,626)	2,426,880
Investor:
Issued	3,544	1,127,102
Reinvestment of Dividends and Distributions	95,779	79,390
Redeemed	(15,765)	(1,360,378)
Net Investor Shares Capital Share Transactions	83,558	(153,886)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(11,544,068)	2,272,994

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Financial Highlights

Selected Per Share Data & Ratios

For the Six Months Ended April 30, 2025 (Unaudited) and the Fiscal Years or Period Ended October 31,

For A Share Outstanding Throughout the Years or Periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**		Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (excluding waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡
Catholic Responsible Investments Ultra Short Bond Fund
Institutional Shares
2025@	$10.04	$0.22	$–	$0.22	$(0.21)	$(0.03)	$(0.24)	$–		$10.02	2.11%	$105,287	0.35%	0.46%	4.40%	34%
2024	$10.03	$0.52	$0.02	$0.54	$(0.50)	$(0.03)	$(0.53)	$–		$10.04	5.38%	$66,181	0.35%	0.54%	5.16%	118%
2023	$9.99	$0.45	$0.01	$0.46	$(0.42)	$–	$(0.42)	$–		$10.03	4.76%	$58,456	0.35%	0.54%	4.46%	93%
2022(1)	$10.00	$0.07	$– (a)	$0.07	$(0.08)	$–	$(0.08)	$–		$9.99	0.69%	$53,159	0.35%	0.58%	0.80%	14%
Catholic Responsible Investments Short Duration Bond Fund
Institutional Shares
2025@	$9.66	$0.22	$0.05	$0.27	$(0.21)	$–	$(0.21)	$–		$9.72	2.88%	$508,022	0.35%	0.37%	4.59%	26%
2024	$9.43	$0.42	$0.23	$0.65	$(0.42)	$–	$(0.42)	$–		$9.66	6.95%	$496,136	0.35%	0.38%	4.39%	50%
2023	$9.41	$0.31	$0.03	$0.34	$(0.32)	$–	$(0.32)	$–		$9.43	3.62%	$473,489	0.35%	0.38%	3.25%	59%
2022(1)	$10.00	$0.13	$(0.58)	$(0.45)	$(0.14)	$–	$(0.14)	$–		$9.41	(4.52)%	$473,663	0.35%	0.37%	1.54%	95%
Catholic Responsible Investments Bond Fund
Institutional Shares
2025@	$8.48	$0.19	$–	$0.19	$(0.19)	$–	$(0.19)	$–		$8.48	2.23%	$2,271,789	0.35%	0.35%	4.54%	42%
2024	$7.94	$0.37	$0.53	$0.90	$(0.36)	$–	$(0.36)	$–	#	$8.48	11.46%	$2,188,958	0.35%	0.35%	4.39%	97%
2023	$8.23	$0.35	$(0.30)	$0.05	$(0.34)	$–	$(0.34)	$–		$7.94	0.57%	$1,716,839	0.36%	0.36%	4.11%	54%
2022(1)	$10.00	$0.20	$(1.77)	$(1.57)	$(0.20)	$–	$(0.20)	$–		$8.23	(15.86)%	$1,624,983	0.36%	0.36%	2.39%	86%
Investor Shares
2025@	$8.48	$0.18	$–	$0.18	$(0.18)	$–	$(0.18)	$–		$8.48	2.15%	$104,966	0.50%	0.50%	4.40%	42%
2024	$7.94	$0.36	$0.53	$0.89	$(0.35)	$–	$(0.35)	$–	#	$8.48	11.30%	$76,484	0.50%	0.50%	4.24%	97%
2023	$8.23	$0.33	$(0.29)	$0.04	$(0.33)	$–	$(0.33)	$–		$7.94	0.41%	$56,043	0.51%	0.51%	3.96%	54%
2022(1)	$10.00	$0.18	$(1.76)	$(1.58)	$(0.19)	$–	$(0.19)	$–		$8.23	(15.97)%	$50,830	0.51%	0.51%	2.23%	86%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†

Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
#	Amount represents less than $0.005 per share.
(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
(a)	Amount is less than $0.005 per share.
@	For the six month period ended April 30, 2025. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Financial Highlights

Selected Per Share Data & Ratios

For the Six Months Ended April 30, 2025 (Unaudited) and the Fiscal Years or Period Ended October 31,

For A Share Outstanding Throughout the Years or Periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**		Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (excluding waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡
Catholic Responsible Investments Opportunistic Bond Fund
Institutional Shares
2025@	$9.29	$0.23	$0.01	$0.24	$(0.22)	$–	$(0.22)	$–		$9.31	2.72%	$627,020	0.41%	0.42%	4.91%	83%
2024	$8.90	$0.45	$0.38	$0.83	$(0.44)	$–	$(0.44)	$–	#	$9.29	9.42%	$631,035	0.41%	0.43%	4.83%	118%
2023	$9.04	$0.41	$(0.14)	$0.27	$(0.41)	$–	$(0.41)	$–		$8.90	2.94%	$498,415	0.41%	0.44%	4.45%	74%
2022(1)	$10.00	$0.19	$(0.96)	$(0.77)	$(0.19)	$–	$(0.19)	$–		$9.04	(7.75)%	$462,249	0.41%	0.44%	2.24%	179%
Investor Shares
2025@	$9.29	$0.22	$0.02	$0.24	$(0.22)	$–	$(0.22)	$–		$9.31	2.64%	$74,721	0.56%	0.57%	4.77%	83%
2024	$8.90	$0.43	$0.39	$0.82	$(0.43)	$–	$(0.43)	$–	#	$9.29	9.25%	$64,230	0.56%	0.58%	4.68%	118%
2023	$9.04	$0.39	$(0.14)	$0.25	$(0.39)	$–	$(0.39)	$–		$8.90	2.81%	$26,966	0.56%	0.59%	4.29%	74%
2022(1)	$10.00	$0.18	$(0.96)	$(0.78)	$(0.18)	$–	$(0.18)	$–		$9.04	(7.88)%	$27,438	0.56%	0.60%	2.10%	179%
Catholic Responsible Investments Equity Index Fund
Institutional Shares
2025@	$12.41	$0.07	$(0.25)	$(0.18)	$(0.08)	$(0.12)	$(0.20)	$–		$12.03	(1.51)%	$3,763,654	0.09%	0.10%	1.17%	12%
2024	$9.14	$0.14	$3.27	$3.41	$(0.14)	$–	$(0.14)	$–	#	$12.41	37.46%	$3,964,785	0.09%	0.10%	1.26%	24%
2023	$8.40	$0.13	$0.74	$0.87	$(0.13)	$–	$(0.13)	$–		$9.14	10.43%	$3,062,967	0.09%	0.11%	1.48%	17%
2022(1)	$10.00	$0.11	$(1.61)	$(1.50)	$(0.10)	$–	$(0.10)	$–		$8.40	(15.01)%	$2,837,203	0.09%	0.11%	1.34%	21%
Catholic Responsible Investments Small-Cap Fund
Institutional Shares
2025@	$9.96	$0.07	$(1.13)	$(1.06)	$(0.08)	$(0.09)	$(0.17)	$–		$8.73	(10.77)%	$489,011	0.28%	0.28%	1.38%	14%
2024	$7.79	$0.14	$2.16	$2.30	$(0.13)	$–	$(0.13)	$–	#	$9.96	29.49%	$559,543	0.28%	0.28%	1.51%	28%
2023	$8.92	$0.12	$(0.82)	$(0.70)	$(0.12)	$(0.31)	$(0.43)	$–		$7.79	(8.15)%	$427,747	0.29%	0.29%	1.41%	30%
2022(1)	$10.00	$0.09	$(1.08)	$(0.99)	$(0.09)	$–	$(0.09)	$–		$8.92	(9.88)%	$462,990	0.29%	0.29%	1.09%	25%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†

Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
#	Amount represents less than $0.005 per share.
(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
@	For the six month period ended April 30, 2025. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Financial Highlights

Selected Per Share Data & Ratios

For the Six Months Ended April 30, 2025 (Unaudited) and the Fiscal Years or Period Ended October 31,

For A Share Outstanding Throughout the Years or Periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**		Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (excluding waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡
Catholic Responsible Investments Multi-Style US Equity Fund
Institutional Shares
2025@	$11.60	$0.02	$(0.27)	$(0.25)	$(0.04)	$(0.71)	$(0.75)	$–		$10.60	(2.43)%	$697,593	0.66%	0.66%	0.45%	23%
2024	$8.88	$0.07	$2.71	$2.78	$(0.06)	$–	$(0.06)	$–	#	$11.60	31.33%	$809,613	0.65%	0.65%	0.62%	178%
2023	$8.03	$0.05	$0.85	$0.90	$(0.05)	$–	$(0.05)	$–		$8.88	11.17%	$669,001	0.66%	0.66%	0.56%	32%
2022(1)	$10.00	$0.03	$(1.97)	$(1.94)	$(0.03)	$–	$(0.03)	$–		$8.03	(19.39)%	$618,980	0.67%	0.67%	0.39%	33%
Investor Shares
2025@	$11.60	$0.02	$(0.28)	$(0.26)	$(0.03)	$(0.71)	$(0.74)	$–		$10.60	(2.50)%	$42,007	0.81%	0.81%	0.29%	23%
2024	$8.88	$0.05	$2.71	$2.76	$(0.04)	$–	$(0.04)	$–	#	$11.60	31.14%	$46,362	0.80%	0.80%	0.48%	178%
2023	$8.03	$0.04	$0.85	$0.89	$(0.04)	$–	$(0.04)	$–		$8.88	11.00%	$41,740	0.81%	0.81%	0.41%	32%
2022(1)	$10.00	$0.02	$(1.97)	$(1.95)	$(0.02)	$–	$(0.02)	$–		$8.03	(19.50)%	$42,604	0.82%	0.82%	0.23%	33%
Catholic Responsible Investments International Equity Fund
Institutional Shares
2025@	$10.24	$0.06	$0.43	$0.49	$(0.10)	$(0.59)	$(0.69)	$–		$10.04	5.28%	$1,712,050	0.80%	0.80%	1.31%	21%
2024	$8.24	$0.13	$2.03	$2.16	$(0.16)	$–	$(0.16)	$–	#	$10.24	26.27%	$1,437,638	0.80%	0.80%	1.34%	52%
2023	$7.40	$0.13	$0.85	$0.98	$(0.14)	$–	$(0.14)	$–		$8.24	13.24%	$1,132,230	0.81%	0.81%	1.53%	47%
2022(1)	$10.00	$0.13	$(2.61)	$(2.48)	$(0.12)	$–	$(0.12)	$–		$7.40	(24.88)%	$1,008,309	0.82%	0.82%	1.68%	46%
Investor Shares
2025@	$10.24	$0.06	$0.43	$0.49	$(0.10)	$(0.59)	$(0.69)	$–		$10.04	5.19%	$140,618	0.95%	0.95%	1.21%	21%
2024	$8.24	$0.12	$2.03	$2.15	$(0.15)	$–	$(0.15)	$–	#	$10.24	26.14%	$94,050	0.95%	0.95%	1.19%	52%
2023	$7.40	$0.12	$0.85	$0.97	$(0.13)	$–	$(0.13)	$–		$8.24	13.07%	$46,868	0.96%	0.96%	1.36%	47%
2022(1)	$10.00	$0.12	$(2.61)	$(2.49)	$(0.11)	$–	$(0.11)	$–		$7.40	(24.98)%	$47,864	0.97%	0.97%	1.52%	46%
Catholic Responsible Investments International Small-Cap Fund
Institutional Shares
2025@	$9.87	$0.09	$0.60	$0.69	$(0.15)	$–	$(0.15)	$–		$10.41	7.08%	$107,729	1.15%	1.28%	1.88%	26%
2024	$8.00	$0.16	$1.91	$2.07	$(0.20)	$–	$(0.20)	$–	#	$9.87	25.88%	$106,289	1.15%	1.34%	1.69%	135%
2023	$7.57	$0.19	$0.44	$0.63	$(0.20)	$–	$(0.20)	$–		$8.00	8.12%	$71,150	1.15%	1.30%	2.19%	68%
2022(1)	$10.00	$0.18	$(2.47)	$(2.29)	$(0.14)	$–	$(0.14)	$–		$7.57	(22.99)%	$65,161	1.15%	1.40%	2.17%	69%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†

Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
#	Amount represents less than $0.005 per share.
(1)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
@	For the six month period ended April 30, 2025. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Financial Highlights

Selected Per Share Data & Ratios

For the Six Months Ended April 30, 2025 (Unaudited) and the Fiscal Years or Period Ended October 31,

For A Share Outstanding Throughout the Years or Periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**	Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (excluding waivers)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate‡
Catholic Responsible Investments Magnus 45/55 Fund
Institutional Shares
2025@	$10.37	$0.16	$(0.07)	$0.09	$(0.31)	$–	$(0.31)	$–	$10.15	0.91%	$98,219	–	%(1)	0.11	%(1)	3.16	%(2)	3%
2024	$8.87	$0.29	$1.46	$1.75	$(0.25)	$–	$(0.25)	$–	$10.37	19.91%	$98,975	–	%(1)	0.11	%(1)	2.96	%(2)	10%
2023	$8.60	$0.27	$0.15	$0.42	$(0.15)	$–	$(0.15)	$–	$8.87	4.96%	$83,489	–	%(1)	0.14	%(1)	2.94	%(2)	8%
2022(3)	$10.00	$0.15	$(1.54)	$(1.39)	$(0.01)	$–	$(0.01)	$–	$8.60	(13.93)%	$42,017	–	%(1)	0.20	%(1)	1.75	%(2)	9%
Investor Shares
2025@	$10.36	$0.15	$(0.06)	$0.09	$(0.30)	$–	$(0.30)	$–	$10.15	0.83%	$29,204	0.15	%(1)	0.26	%(1)	2.94	%(2)	3%
2024	$8.87	$0.28	$1.45	$1.73	$(0.24)	$–	$(0.24)	$–	$10.36	19.73%	$35,641	0.15	%(1)	0.26	%(1)	2.81	%(2)	10%
2023	$8.59	$0.24	$0.18	$0.42	$(0.14)	$–	$(0.14)	$–	$8.87	4.80%	$31,886	0.15	%(1)	0.29	%(1)	2.69	%(2)	8%
2022(3)	$10.00	$0.13	$(1.53)	$(1.40)	$(0.01)	$–	$(0.01)	$–	$8.59	(14.03)%	$29,405	0.15	%(1)	0.35	%(1)	1.56	%(2)	9%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Institutional Shares
2025@	$10.57	$0.15	$(0.11)	$0.04	$(0.26)	$(0.10)	$(0.36)	$–	$10.25	0.33%	$989,959	–	%(1)	0.02	%(1)	2.81	%(2)	5%
2024	$8.80	$0.24	$1.74	$1.98	$(0.21)	$–	$(0.21)	$–	$10.57	22.77%	$1,022,035	–	%(1)	0.02	%(1)	2.36	%(2)	8%
2023	$8.43	$0.20	$0.32	$0.52	$(0.15)	$–	$(0.15)	$–	$8.80	6.23%	$733,461	–	%(1)	0.02	%(1)	2.28	%(2)	4%
2022(3)	$10.00	$0.12	$(1.68)	$(1.56)	$(0.01)	$–	$(0.01)	$–	$8.43	(15.63)%	$702,135	–	%(1)	0.03	%(1)	1.75	%(2)	9%
Investor Shares
2025@	$10.56	$0.14	$(0.11)	$0.03	$(0.24)	$(0.10)	$(0.34)	$–	$10.25	0.26%	$372,756	0.15	%(1)	0.17	%(1)	2.66	%(2)	5%
2024	$8.79	$0.22	$1.75	$1.97	$(0.20)	$–	$(0.20)	$–	$10.56	22.59%	$377,764	0.15	%(1)	0.17	%(1)	2.21	%(2)	8%
2023	$8.42	$0.19	$0.31	$0.50	$(0.13)	$–	$(0.13)	$–	$8.79	6.07%	$313,933	0.15	%(1)	0.17	%(1)	2.13	%(2)	4%
2022(3)	$10.00	$0.10	$(1.67)	$(1.57)	$(0.01)	$–	$(0.01)	$–	$8.42	(15.74)%	$296,153	0.15	%(1)	0.18	%(1)	1.20	%(2)	9%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†

Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
(1)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which is invests. Such expenses are not included in the calculation of this ratio.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
@	For the six month period ended April 30, 2025. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

Financial Highlights

Selected Per Share Data & Ratios

For the Six Months Ended April 30, 2025 (Unaudited) and the Fiscal Years or Period Ended October 31,

For A Share Outstanding Throughout the Years or Periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Redemption Fees**	Net Asset Value, End of Year or Period	Total Return†	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (excluding waivers)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate‡
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Institutional Shares
2025@	$10.75	$0.14	$(0.09)	$0.05	$(0.28)	$(0.06)	$(0.34)	$–	$10.46	0.42%	$439,842	–	%(1)	0.04	%(1)	2.60	%(2)	5%
2024	$8.88	$0.26	$1.85	$2.11	$(0.24)	$–	$(0.24)	$–	$10.75	23.92%	$364,271	–	%(1)	0.03	%(1)	2.53	%(2)	11%
2023	$8.55	$0.23	$0.27	$0.50	$(0.17)	$–	$(0.17)	$–	$8.88	5.99%	$290,585	–	%(1)	0.04	%(1)	2.52	%(2)	8%
2022(3)	$10.00	$0.15	$(1.59)	$(1.44)	$(0.01)	$–	$(0.01)	$–	$8.55	(14.42)%	$274,863	–	%(1)	0.06	%(1)	1.82	%(2)	5%
Investor Shares
2025@	$10.74	$0.13	$(0.09)	$0.04	$(0.26)	$(0.06)	$(0.32)	$–	$10.46	0.34%	$108,458	0.15	%(1)	0.19	%(1)	2.47	%(2)	5%
2024	$8.88	$0.24	$1.84	$2.08	$(0.22)	$–	$(0.22)	$–	$10.74	23.74%	$104,898	0.15	%(1)	0.18	%(1)	2.36	%(2)	11%
2023	$8.53	$0.21	$0.29	$0.50	$(0.15)	$–	$(0.15)	$–	$8.88	5.84%	$115,105	0.15	%(1)	0.19	%(1)	2.37	%(2)	8%
2022(3)	$10.00	$0.12	$(1.58)	$(1.46)	$(0.01)	$–	$(0.01)	$–	$8.53	(14.63)%	$112,716	0.15	%(1)	0.21	%(1)	1.47	%(2)	5%
Catholic Responsible Investments Magnus 75/25 Fund
Institutional Shares
2025@	$10.87	$0.12	$(0.14)	$(0.02)	$(0.25)	$(0.04)	$(0.29)	$–	$10.56	(0.21)%	$167,029	–	%(1)	0.05	%(1)	2.20	%(2)	9%
2024	$8.76	$0.20	$2.12	$2.32	$(0.19)	$(0.02)	$(0.21)	$–	$10.87	26.69%	$298,182	–	%(1)	0.06	%(1)	1.99	%(2)	7%
2023	$8.40	$0.18	$0.40	$0.58	$(0.14)	$(0.08)	$(0.22)	$–	$8.76	7.09%	$219,190	–	%(1)	0.07	%(1)	2.05	%(2)	5%
2022(3)	$10.00	$0.12	$(1.71)	$(1.59)	$(0.01)	$–	$(0.01)	$–	$8.40	(15.94)%	$188,299	–	%(1)	0.08	%(1)	1.40	%(2)	5%
Investor Shares
2025@	$10.85	$0.11	$(0.13)	$(0.02)	$(0.24)	$(0.04)	$(0.28)	$–	$10.55	(0.31)%	$40,892	0.15	%(1)	0.20	%(1)	2.12	%(2)	9%
2024	$8.75	$0.18	$2.12	$2.30	$(0.18)	$(0.02)	$(0.20)	$–	$10.85	26.53%	$41,148	0.15	%(1)	0.21	%(1)	1.78	%(2)	7%
2023	$8.38	$0.17	$0.41	$0.58	$(0.13)	$(0.08)	$(0.21)	$–	$8.75	6.92%	$34,523	0.15	%(1)	0.22	%(1)	1.88	%(2)	5%
2022(3)	$10.00	$0.10	$(1.71)	$(1.61)	$(0.01)	$–	$(0.01)	$–	$8.38	(16.15)%	$31,925	0.15	%(1)	0.23	%(1)	1.23	%(2)	5%

*	Per share data calculated using the average shares method.
**	See Note 2 in the Notes to Financial Statements.
†

Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
(1)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which is invests. Such expenses are not included in the calculation of this ratio.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	Commenced operations on December 6, 2021. All ratios for the period have been annualized.
@	For the six month period ended April 30, 2025. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

Notes to Financial Statements

1. Organization:

Catholic Responsible Investments Funds (the “Trust”) is an open-end management investment company that currently offers shares of thirteen active separate diversified portfolios: the Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Small-Cap Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments International Small-Cap Fund, Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, and Catholic Responsible Investments Magnus 75/25 Fund (each, a “Fund” and together, the “Funds”). The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated July 8, 2021 and amended and restated November 17, 2021 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of shares of such portfolios. Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Funds are successors to the funds of the Catholic United Investment Trust (the “Predecessor Funds”). The Predecessor Funds were managed by Christian Brothers Investment Services, Inc. (“CBIS,” or, the “Adviser”) using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used in managing the Funds. The Predecessor Funds dissolved and reorganized into the Investor Shares and Institutional Shares of each Fund on December 6, 2021. All of the assets of the Predecessor Funds were transferred to the Funds in connection with the reorganization.

The investment objective of the Catholic Responsible Investments Ultra Short Bond Fund seeks to provide current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Short Duration Bond Fund seeks maximum current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Bond Fund seeks current income and long-term capital appreciation.

The investment objective of the Catholic Responsible Investments Opportunistic Bond Fund seeks current income and to provide relatively low correlation to equity assets.

The investment objective of the Catholic Responsible Investments Equity Index Fund seeks to replicate as closely as possible, before expenses, the performance of the S&P500® Index.

The investment objective of the Catholic Responsible Investments Small-Cap Fund seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.

The investment objective of the Catholic Responsible Investments Multi-Style US Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments International Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments International Small-Cap Fund seeks to achieve long-term capital appreciation.

The investment objective of each of the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund (together, the “Magnus Funds”) seeks to achieve current income and long-term capital appreciation.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

Each Fund’s investment objective is not a fundamental policy and may be changed by the Funds’ Board of Trustees (the “Board”) without shareholder approval.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services -- Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — The Funds record the investments at fair valuing using the following methodologies. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Futures are valued at the final settled price or in lieu of a settled price at the last sale price on the day of valuation. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Repurchase agreements are valued using the repurchase price to be paid.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Trust's Board of Trustees (the “Board”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Fair Value Committee (the “Committee”) meeting be called.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Committee of the Adviser.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.)

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended April 30, 2025, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

As of and during the period ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the period ended April 30, 2025, the Catholic Responsible Investments International Equity Fund and the Catholic Responsible Investments International Small-Cap Fund have accrued foreign tax in the amount of $1,176,505 and $136,427, respectively, presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Funds may invest in exchange traded futures. These contracts are generally used to provide the return of a type of security without purchasing the securities of the underlying futures contract or to manage the Fund’s overall exposure to the market risk of the fixed income and equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities, with a value equal to a percentage of the contract amount, with either a futures commission merchant or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon the changes in the value of the contract (the variation margin).

A margin deposit held at one counterparty for the futures contracts is included in “Cash pledged as Collateral for Futures Contracts” on the Statements of Assets and Liabilities and would be noted on the Schedule of Investments, if applicable. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

For the period ended April 30, 2025, the quarterly average notional value of futures contracts held was as follows (000):

Catholic Responsible Investments Short Duration Bond Fund
Average Quarterly Notional Value Long	$	55,928
Average Quarterly Notional Value Short	$	(1,590)
Catholic Responsible Investments Bond Fund
Average Quarterly Notional Value Long	$	142,685
Catholic Responsible Investments Opportunistic Bond Fund
Average Quarterly Notional Value Long	$	29,279
Catholic Responsible Investments Equity Index Fund
Average Quarterly Notional Value Long	$	11,081
Catholic Responsible Investments Small-Cap Fund
Average Quarterly Notional Value Long	$	2,936
Catholic Responsible Investments International Small-Cap Fund
Average Quarterly Notional Value Long	$	4,063

The following tables are the exposure by type of risk on derivatives held throughout the period:

Catholic Responsible Investments Short Duration Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Interest Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$492,817	$—
		$492,817	$—

Catholic Responsible Investments Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Interest Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$2,677,666	$—
		$2,677,666	$—

Catholic Responsible Investments Opportunistic Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Interest Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$218,568	$—
		$218,568	$—

Catholic Responsible Investments Equity Index Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Equity Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$732,313	$—
		$732,313	$—

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

Catholic Responsible Investments Small-Cap Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Equity Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$68,095	$—
		$68,095	$—

Catholic Responsible Investments International Small-Cap Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Equity Risk Futures contracts	Unrealized appreciation (depreciation) on futures contracts*	$48,643	$(13,925)
		$48,643	$(13,925)

* Unrealized appreciation (depreciation) on Futures Contracts is included in distributable earnings (accumulated losses).

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2025, was as follows:

Catholic Responsible Investments Short Duration Bond Fund	Net Realized Gain (Loss)*		Change in Unrealized Appreciation (Depreciation)**
Interest Risk Futures contracts	$	(691,224)	$	959,789
	$	(691,224)	$	959,789

Catholic Responsible Investments Bond Fund	Net Realized Gain (Loss)*		Change in Unrealized Appreciation (Depreciation)**
Interest Risk Futures contracts	$	(4,346,413)	$	6,188,776
	$	(4,346,413)	$	6,188,776

Catholic Responsible Investments Opportunistic Bond Fund	Net Realized Gain (Loss)*		Change in Unrealized Appreciation (Depreciation)**
Interest Risk Futures contracts	$	(1,697,922)	$	1,273,446
	$	(1,697,922)	$	1,273,446

Catholic Responsible Investments Equity Index Fund	Net Realized Gain (Loss)*		Change in Unrealized Appreciation (Depreciation)**
Equity Risk Futures contracts	$	(1,467,452)	$	856,813
	$	(1,467,452)	$	856,813

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

Catholic Responsible Investments Small-Cap Fund	Net Realized Gain (Loss)*		Change in Unrealized Appreciation (Depreciation)**
Equity Risk Futures contracts	$	(113,297)	$	65,735
	$	(113,297)	$	65,735

Catholic Responsible Investments International Small-Cap Fund	Net Realized Gain (Loss)*		Change in Unrealized Appreciation (Depreciation)**
Equity Risk Futures contracts	$	(108,934)	$	166,866
	$	(108,934)	$	166,866

*	Futures contracts are included in net realized gain (loss) on Futures Contracts.
**	Futures contracts are included in change in unrealized appreciation (depreciation) on Futures Contracts.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. The Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi- Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund distribute their net investment income quarterly and make distributions or their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — A redemption fee of 2.00% of the value of the shares sold will be imposed on shares of the Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund redeemed within 30 days or less after their date of purchase (subject to certain exceptions as discussed below in “Redemption Fees”). Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1⁄3% of the total asset value of the Fund (including the loan collateral). Each Fund will not lend portfolio securities to its Adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The investment of cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan. Income from securities lending is determined by the amount of interest earned on collateral, net of any rebate and securities lending agent fees. The following table discloses the securities on loan as of April 30, 2025:

	Market Value Securities on Loan		Cash Collateral for Securities on Loan
Catholic Responsible Investments Short Duration Bond Fund	$	71,351	$	72,975
Catholic Responsible Investments Opportunistic Bond Fund		127,413		130,313
Catholic Responsible Investments Equity Index Fund		556,715		568,086
Catholic Responsible Investments Small-Cap Fund		7,779,396		7,959,886
Catholic Responsible Investments International Equity Fund		14,436,064		15,414,440
Catholic Responsible Investments International Small Cap Fund		938,860		984,457

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

Repurchase Agreements — A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The Adviser monitors compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Funds in repurchase agreements may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

The Magnus Funds invest solely in underlying CRI funds.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the period ended April 30, 2025, the Funds were charged the following for these services:

Administration Fees
Catholic Responsible Investments Ultra Short Bond Fund	$8,484
Catholic Responsible Investments Short Duration Bond Fund	47,578
Catholic Responsible Investments Bond Fund	223,310
Catholic Responsible Investments Opportunistic Bond Fund	70,600
Catholic Responsible Investments Equity Index Fund	379,071
Catholic Responsible Investments Small-Cap Fund	52,144
Catholic Responsible Investments Multi-Style US Equity Fund	82,340
Catholic Responsible Investments International Equity Fund	158,775
Catholic Responsible Investments International Small-Cap Fund	10,061

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ Investor Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders. For the period ended April 30, 2025, these amounts can be found on the Statements of Operations under Shareholder Servicing Fees.

Atlantic Shareholder Services, LLC serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Investment Advisory and Sub-Advisory Agreements:

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser provides investment advisory services to the Funds and oversees the investment sub-advisory services provided to the Funds. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with the Adviser, and under the supervision of the Adviser and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Adviser pays each Fund’s Sub-Advisers out of the fee it receives from such Fund.

After its initial two year term, the continuance of each Investment Advisory Agreement with respect to each Fund must be specifically approved at least annually: (i) by the vote of a majority of the outstanding voting securities of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser on not less than 30 days’ nor more than 60 days’ written notice to the Trust. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser or Sub-Adviser on not less than 30 days’ nor more than 60 days’ written notice to the other party.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Advisory Fee
Catholic Responsible Investments Ultra Short Bond Fund	0.25%
Catholic Responsible Investments Short Duration Bond Fund	0.30%
Catholic Responsible Investments Bond Fund	0.30%
Catholic Responsible Investments Opportunistic Bond Fund	0.35%
Catholic Responsible Investments Equity Index Fund	0.06%
Catholic Responsible Investments Small-Cap Fund	0.20%
Catholic Responsible Investments Multi-Style US Equity Fund	0.60%
Catholic Responsible Investments International Equity Fund	0.74%
Catholic Responsible Investments International Small-Cap	0.96%
Catholic Responsible Investments Magnus 45/55 Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0.00%
Catholic Responsible Investments Magnus 75/25 Fund	0.00%

The Magnus Funds do not pay an advisory fee due to the fact their sole investments are in CRI underlying funds.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

For each Fund, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with U.S. GAAP, and other non-routine expenses (collectively, “excluded expenses”)) for each of that Fund’s share class(es) from exceeding certain levels as set forth below until February 28, 2026 (each, a “contractual expense limit”).

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Contractual Expense Limit
Catholic Responsible Investments Ultra Short Bond Fund	0.35%
Catholic Responsible Investments Short Duration Bond Fund	0.35%
Catholic Responsible Investments Bond Fund	0.37%
Catholic Responsible Investments Opportunistic Bond Fund	0.41%
Catholic Responsible Investments Equity Index Fund	0.09%
Catholic Responsible Investments Small-Cap Fund	0.31%
Catholic Responsible Investments Multi-Style US Equity Fund	0.69%
Catholic Responsible Investments International Equity Fund	0.84%
Catholic Responsible Investments International Small-Cap	1.15%
Catholic Responsible Investments Magnus 45/55 Fund	0.03%*
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0.03%*
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0.03%*
Catholic Responsible Investments Magnus 75/25 Fund	0.03%*

*	Prior to March 1, 2025, the contractual expense limit for the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund was 0.00%.

As of April 30, 2025, the Adviser may seek as reimbursement of previously reduced fees for the Funds as follows:

	Expiring 2026	Expiring 2027	Expiring 2028	Total
Catholic Responsible Investments Ultra Short Bond Fund	$131,462	$123,749	$242,269	$497,480
Catholic Responsible Investments Short Duration Bond Fund	115,606	102,107	242,398	460,111
Catholic Responsible Investments Opportunistic Bond Fund	167,917	99,120	182,802	449,839
Catholic Responsible Investments Equity Index Fund	809,952	547,055	1,139,505	2,496,512
Catholic Responsible Investments International Small-Cap Fund	179,731	98,650	289,154	567,535
Catholic Responsible Investments Magnus 45/55 Fund	162,500	146,143	286,784	595,427
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	291,882	189,351	383,143	864,376
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	189,447	165,612	325,176	680,235
Catholic Responsible Investments Magnus 75/25 Fund	180,501	191,630	344,582	716,713

During the period ended April 30, 2025, the Funds did not recapture any previously waived fees and/or reimbursed expenses.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

The Adviser has entered into a sub-advisory agreement with each of its sub-advisers. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The Adviser oversees the sub-advisers for compliance with each Fund’s investment objective, policies, strategies and restrictions, and monitors each sub-adviser’s adherence to its investment style. The Board oversees the Adviser and the Sub-advisers, establishes policies that they must follow in their management activities, and oversees the hiring, termination, and replacement of

The Adviser has engaged Mercer Investments LLC as the primary sub-adviser to each Fund. Additionally, the Adviser has engaged the following sub-advisers to manage a portion of the assets of each Fund, as follows:

Fund	Sub-Adviser(s) managing a portion of Fund assets
Catholic Responsible Investments Ultra Short Bond Fund	Wellington Management Company LLP
Catholic Responsible Investments Short Duration Bond Fund	Teachers Advisors, LLC Wellington Management Company LLP
Catholic Responsible Investments Bond Fund	Brandywine Global Investment Management, LLC Loomis, Sayles & Company, L.P. Sun Life Capital Management (U.S.) LLC Teachers Advisors, LLC
Catholic Responsible Investments Opportunistic Bond Fund	Brandywine Global Investment Management, LLC Sun Life Capital Management (U.S.) LLC Teachers Advisors, LLC
Catholic Responsible Investments Equity Index Fund	RhumbLine Advisers
Catholic Responsible Investments Small-Cap Fund	RhumbLine Advisers
Catholic Responsible Investments Multi-Style US Equity Fund	Boston Partners Global Investors, Inc. Mar Vista Investment Partners, LLC T. Rowe Price Associates, Inc. William Blair Investment Management, LLC
Catholic Responsible Investments International Equity Fund	Causeway Capital Management LLC Principal Global Investors, LLC WCM Investment Management, LLC
Catholic Responsible Investments International Small-Cap	Allspring Global Investments, LLC Lazard Asset Management LLC Parametric Portfolio Associates LLC

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

6. Investment Transactions:

For the period ended April 30, 2025, the purchases and sales of investment securities other than short-term investments and in-kind transactions, if applicable, were as follows:

	U.S. Government	Other	Total
Catholic Responsible Investments Ultra Short Bond Fund
Purchases	$—	$8,988,797	$8,988,797
Sales	64,214	3,448,731	3,512,945
Catholic Responsible Investments Short Duration Bond Fund
Purchases	59,693,062	64,386,666	124,079,728
Sales	57,284,142	68,712,151	125,996,293
Catholic Responsible Investments Bond Fund
Purchases	566,558,337	403,136,343	969,694,680
Sales	604,355,269	291,777,019	896,132,288
Catholic Responsible Investments Opportunistic Bond Fund
Purchases	378,551,317	91,673,107	470,224,424
Sales	376,160,281	83,223,795	459,384,076
Catholic Responsible Investments Equity Index Fund
Purchases	—	457,689,544	457,689,544
Sales	—	600,240,423	600,240,423
Catholic Responsible Investments Small-Cap Fund
Purchases	—	78,119,674	78,119,674
Sales	—	83,777,643	83,777,643
Catholic Responsible Investments Multi-Style US Equity Fund
Purchases	—	189,830,641	189,830,641
Sales	—	274,490,368	274,490,368
Catholic Responsible Investments International Equity Fund
Purchases	—	552,168,053	552,168,053
Sales	—	337,353,679	337,353,679
Catholic Responsible Investments International Small-Cap Fund
Purchases	—	26,179,631	26,179,631
Sales	—	28,107,222	28,107,222
Catholic Responsible Investments Magnus 45/55 Fund
Purchases	—	4,263,938	4,263,938
Sales	—	9,214,411	9,214,411
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Purchases	—	77,365,633	77,365,633
Sales	—	69,246,188	69,246,188
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Purchases	—	110,982,017	110,982,017
Sales	—	25,764,650	25,764,650
Catholic Responsible Investments Magnus 75/25 Fund
Purchases	—	25,020,428	25,020,428
Sales	—	144,128,759	144,128,759

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. The permanent differences are primarily related to GAAP amortization adjustments, reclass of distributions, passive foreign investment company gain reclass, GAAP reclass for foreign tax, gains and losses on paydowns of mortgage and asset backed securities for tax purposes and redemption-in-kind. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital as appropriate, in the period that the difference arises.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2025 (Unaudited)

The tax character of dividends and distributions declared during the fiscal period ended October 31, 2024 and the year ended October 31, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Catholic Responsible Investments Ultra Short Bond Fund
2024	$3,268,453	$651	$—	$3,269,104
2023	2,767,156	—	—	2,767,156
Catholic Responsible Investments Short Duration Bond Fund
2024	20,954,065	—	—	20,954,065
2023	15,562,537	—	—	15,562,537
Catholic Responsible Investments Bond Fund
2024	89,772,527	—	—	89,772,527
2023	72,490,356	—	—	72,490,356
Catholic Responsible Investments Opportunistic Bond Fund
2024	28,728,404	—	—	28,728,404
2023	23,163,030	—	—	23,163,030
Catholic Responsible Investments Equity Index Fund
2024	46,433,637	—	—	46,433,637
2023	45,202,137	—	—	45,202,137
Catholic Responsible Investments Small-Cap Fund
2024	7,069,815	—	—	7,069,815
2023	6,741,444	15,813,737	—	22,555,181
Catholic Responsible Investments Multi-Style US Equity Fund
2024	4,407,296	—	—	4,407,296
2023	3,903,550	—	—	3,903,550
Catholic Responsible Investments International Equity Fund
2024	23,528,070	—	—	23,528,070
2023	20,009,691	—	—	20,009,691
Catholic Responsible Investments International Small-Cap Fund
2024	1,977,492	—	—	1,977,492
2023	1,762,029	—	—	1,762,029
Catholic Responsible Investments Magnus 45/55 Fund
2024	3,240,579	—	—	3,240,579
2023	1,753,798	—	—	1,753,798
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
2024	25,058,053	244,810	—	25,302,863
2023	17,053,393	—	—	17,053,393
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
2024	10,623,460	—	—	10,623,460
2023	7,127,888	—	—	7,127,888
Catholic Responsible Investments Magnus 75/25 Fund
2024	5,427,018	606,084	—	6,033,102
2023	5,754,881	—	—	5,754,881

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As of October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Catholic Responsible Investments Ultra Short Bond Fund	$156,618	$18,253	$—	$84,609	$(1)	$259,479
Catholic Responsible Investments Short Duration Bond Fund	38,948	—	(20,906,163)	1,757,860	(279,441)	(19,388,796)
Catholic Responsible Investments Bond Fund	229,998	—	(157,575,477)	(71,483,761)	103,161	(228,726,079)
Catholic Responsible Investments Opportunistic Bond Fund	75,295	—	(33,863,124)	380,555	3	(33,407,271)
Catholic Responsible Investments Equity Index Fund	3,424,922	38,528,347	—	2,101,742,514	(1)	2,143,695,782
Catholic Responsible Investments Small-Cap Fund	1,814,869	4,851,854	—	106,196,583	(1)	112,863,305
Catholic Responsible Investments Multi-Style US Equity Fund	5,561,591	46,337,826	—	157,767,696	—	209,667,113
Catholic Responsible Investments International Equity Fund	11,310,365	87,451,369	—	233,904,238	617	332,666,589
Catholic Responsible Investments International Small-Cap Fund	829,933	—	(2,554,091)	7,282,039	(2)	5,557,879
Catholic Responsible Investments Magnus 45/55 Fund	3,046,828	—	(175,048)	17,555,679	—	20,427,459
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	24,643,369	12,284,428	—	227,565,831	(3)	264,493,625
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	9,081,314	2,597,859	—	101,590,346	(1)	113,269,518
Catholic Responsible Investments Magnus 75/25 Fund	4,657,847	960,855	—	77,517,956	4	83,136,662

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For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
Catholic Responsible Investments Short Duration Bond Fund	$7,316,437	$13,589,726	$20,906,163
Catholic Responsible Investments Bond Fund	54,890,271	102,685,206	157,575,477
Catholic Responsible Investments Opportunistic Bond Fund	15,743,793	18,119,331	33,863,124
Catholic Responsible Investments International Small-Cap Fund	2,554,091	—	2,554,091
Catholic Responsible Investments Magnus 45/55 Fund	175,048	—	175,048

During the year ended October 31, 2024, the Catholic Responsible Investments Opportunistic Bond Fund utilized $1,284,274, the Catholic Responsible Investments Equity Index Fund utilized $33,521,653, the Catholic Responsible Investments Small-Cap Index Fund utilized $17,579,531, the Catholic Responsible Investments Multi-Style US Equity Fund utilized $29,837,860, the Catholic Responsible Investments International Equity Fund utilized $17,599,099, the Catholic Responsible Investments International Small-Cap Equity Fund utilized $4,264,023, the Catholic Responsible Investments Magnus 45/55 Fund utilized $1,062,684 and the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund utilized $343,011, respectively, of capital loss carryforward to offset capital gains.

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales, passive foreign investment companies and perpetual bonds. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Catholic Responsible Investments Ultra Short Bond Fund	$107,335,957	$36,253	$(52,726)	$(16,473)
Catholic Responsible Investments Short Duration Bond Fund	510,672,941	5,180,249	(845,326)	4,334,923
Catholic Responsible Investments Bond Fund	2,383,920,355	18,032,003	(71,634,126)	(53,602,123)
Catholic Responsible Investments Opportunistic Bond Fund	682,149,206	7,408,583	(4,371,827)	3,036,756
Catholic Responsible Investments Equity Index Fund	1,739,026,998	2,067,798,784	(63,562,525)	2,004,236,259
Catholic Responsible Investments Small-Cap Fund	445,111,391	116,239,685	(66,968,668)	49,271,017
Catholic Responsible Investments Multi-Style US Equity Fund	598,462,626	161,056,305	(26,082,208)	134,974,097
Catholic Responsible Investments International Equity Fund	1,489,011,225	395,660,237	(77,713,836)	317,946,401
Catholic Responsible Investments International Small-Cap Fund	92,099,204	15,821,733	(4,787,596)	11,034,137
Catholic Responsible Investments Magnus 45/55 Fund	110,047,701	18,120,848	(1,278,244)	16,842,604
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	1,166,941,395	255,744,353	(60,963,084)	194,781,269
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	445,687,037	106,567,373	(4,579,319)	101,988,054
Catholic Responsible Investments Magnus 75/25 Fund	155,905,771	52,206,934	(821,575)	51,385,359

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8. Concentration of Shareholders:

At April 30, 2025, the percentage of total shares outstanding over 5% held by each Class, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class	3	32
Catholic Responsible Investments Short Duration Bond Fund , Institutional Class	4	50
Catholic Responsible Investments Bond Fund, Institutional Class	2	25
Catholic Responsible Investments Bond Fund, Investor Class	2	52
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class	5	55
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class	1	67
Catholic Responsible Investments Equity Index Fund, Institutional Class	3	25
Catholic Responsible Investments Small-Cap Fund, Institutional Class	3	35
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class	3	59
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class	4	30
Catholic Responsible Investments International Equity Fund, Institutional Class	3	35
Catholic Responsible Investments International Equity Fund, Investor Class	1	61
Catholic Responsible Investments International Small-Cap Fund, Institutional Class	5	80
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class	4	66
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class	6	61
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class	5	39
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class	N/A	N/A
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class	3	23
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class	2	17
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class	8	72
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class	4	79

9. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Active Management Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Each Fund is subject to the risk that the Adviser’s or the sub-advisers’ judgments, as applicable, about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, an investment in the Fund could decline in value or the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Adjustable Rate Mortgages Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — Adjustable Rate Mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in

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the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is used to reduce the then-outstanding principal balance of the ARM.

In addition, certain ARMs may provide for an initial fixed, below-market or teaser interest rate. During this initial fixed-rate period, the payment due from the related mortgagor may be less than that of a traditional loan. However, after the teaser rate expires, the monthly payment required to be made by the mortgagor may increase dramatically when the interest rate on the mortgage loan adjusts. This increased burden on the mortgagor may increase the risk of delinquency or default on the mortgage loan and in turn, losses on the mortgage-backed securities into which that loan has been bundled.

Affiliated Fund Risk (Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund) — In managing each Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser by some Underlying Funds are higher than the fees paid by other underlying funds. However, the Adviser is a fiduciary to the Funds and is legally obligated to act in the Funds’ best interests when selecting Underlying Funds. If an Underlying Fund holds interests in an affiliated fund, a Fund may be prohibited from purchasing shares of that Underlying Fund.

Asset Allocation Risk (Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund) — Each Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective. The value of an investment in a Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The ability of a Fund to meet its investment objective is directly related to its asset allocation among the Underlying Funds and its direct investments and the ability of the Underlying Funds to meet their investment objectives and for the direct investments to perform positively. If the Adviser’s asset allocation strategy does not work as intended, a Fund may not achieve its objective.

Asset-Backed Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Bank Loans Risk (Catholic Responsible Investments Opportunistic Bond Fund) — The Fund may purchase assignments of portions of bank loans from third parties or by investing in participations in bank loans. With respect to loans purchased by assignment, the Fund generally has a contractual relationship with the borrower and, therefore, direct rights against the borrower in the event of a default. With respect to participations, the Fund typically has a contractual right with the lender, generally a bank selling the participation, and, therefore, assumes the credit risk of the lender in addition to the

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credit risk of the borrower. In the event of an insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender but may not have a senior claim to the lender’s loan to the borrower. Certain bank loans, including certain participations in bank loans, may be illiquid and the Fund may not be able to sell such loans quickly for a fair price. While a liquid secondary market for bank loans has increased over the years, particularly with respect to loans held directly, the secondary market for such instruments is not as liquid as for other types of investments. Loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of bank loans are generally subject to the contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell bank loans, may negatively impact the transaction price, may result in delayed settlement of bank loan transactions, and/or may delay the Fund’s ability to make timely redemptions of Fund shares. In addition, the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the Fund’s ability to dispose of such investments quickly, particularly in response to a specific economic event or the sudden deterioration in the creditworthiness of the borrower. Additionally, in the event of an insolvency, a court could subordinate a bank loan to presently existing or future indebtedness of the borrower to take other action detrimental to the lenders.

Capital Gain Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) — A substantial portion of each Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If a Fund realizes capital gains in excess of realized capital losses in any fiscal year, it makes capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax adviser about your investment in the Funds.

Catholic Values Investing Risk (All Funds) — Each Fund considers the Adviser’s Catholic Responsible Investment criteria in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the Adviser’s Catholic Responsible Investment criteria. This means that a Fund may underperform other similar mutual funds that do not consider these criteria when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by each Fund’s investment process will align (or be perceived to align) with the principles contained in the Adviser’s Catholic Responsible Investment criteria.

Collateralized Loan Obligations Risk (Catholic Responsible Investments Short Duration Bond Fund and Catholic Responsible Investments Opportunistic Bond Fund) — Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Funds may invest in collateralized loan obligations that hold loans of non-creditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

Legislation such as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, together with uncertainty about the nature and timing of regulations that will be promulgated to implement such legislation, may continue to create uncertainty in the credit and other financial markets. Given that all applicable final implementing rules and regulations have not yet been published or are not yet in effect, the potential impact of these actions on collateralized loan obligations that may be owned by the Funds is unknown. If existing transactions are not exempted from the new rules or regulations, compliance with those rules and regulations could impose significant costs on the issuers of collateralized loan obligations and ultimately adversely impact the holders (including the Funds) of those types of securities.

Commercial Paper Risk (Catholic Responsible Investments Ultra Short Bond Fund) — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other

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entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Corporate Fixed Income Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — The Funds may invest in corporate fixed income securities. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — Credit risk is the risk that a decline in the credit quality of an investment could cause a Fund to lose money. A Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) (described elsewhere in this section) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Discontinuation of these payments could substantially adversely affect the market value of the security.

Credit Spread Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) – Credit spread is the difference in yield between securities that results from differences in each security’s respective credit quality. Credit spreads may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of a Fund’s debt securities.

Derivatives Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) – Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts, options and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for a Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to a Fund will cause the value of your investment in the Fund to decrease. A Fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is described elsewhere in this section. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a Fund’s performance. A Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities. Lack of availability risk is the risk that suitable derivative transactions, such as roll-forward contracts, may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause a Fund to lose more than the principal amount invested.

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Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. Derivatives are also subject to a number of other risks described elsewhere in this prospectus.

Derivatives transactions conducted outside of the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, limit or restrict their use by a Fund, otherwise adversely affect their performance or disrupt markets. Additionally, regulation relating to the Funds’ use of derivatives and related instruments, including Rule 18f-4, could potentially limit or impact the Funds’ ability to invest in derivatives, limit the Funds’ ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Funds’ performance.

Forward Contracts – A forward contract, also called a “forward,” involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage.

Futures Contracts – Futures contracts, or “futures,” provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out its futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of a Fund’s positions in security futures contracts, the Fund may be required to have or make additional funds available to its brokerage firm as margin. If a Fund’s account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. A Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which

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requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Options – An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing an entire premium in the call option without ever getting the opportunity to exercise the option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing an entire premium in the put option without ever getting the opportunity to exercise the option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements – Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, currency, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement. Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund.

Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If a Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection

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and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

The Dodd-Frank Act created a new statutory framework that comprehensively regulated the OTC derivatives markets for the first time. Key Dodd-Frank Act provisions relating to OTC derivatives require rulemaking by the U.S. Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”), not all of which has been proposed or finalized as of the date of this prospectus. Prior to the Dodd-Frank Act, the OTC derivatives markets were traditionally traded on a bilateral basis (so-called “bilateral OTC transactions”). Under the Dodd-Frank Act, certain OTC derivatives transactions are now required to be centrally cleared and traded on exchanges or electronic trading platforms called swap execution facilities. Bilateral OTC transactions differ from exchange-traded or cleared derivatives transactions in several respects. Bilateral OTC transactions are transacted directly with dealers and not with a clearing corporation. As bilateral OTC transactions are entered into directly with a dealer, there is a risk of nonperformance by the dealer as a result of its insolvency or otherwise. Under regulations adopted by the CFTC and federal banking regulators (commonly referred to as “Margin Rules”), a Fund is required to post collateral (known as variation margin) to cover the mark-to-market exposure in respect of its uncleared swaps. These rules also mandate that collateral in the form of initial margin be posted to cover potential future exposure attributable to uncleared swap transactions for certain entities, which may include the Funds.

Dividend-Paying Investments Risk (Catholic Responsible Investments International Equity Fund) – The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. To the extent that dividend-paying securities are concentrated in only a few market sectors, the Fund may be subject to the risks of volatile economic cycles and/or conditions or developments that may be particular to a sector to a greater extent than if its investments were diversified across different sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of the Fund to produce current income.

Duration Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) – Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed income securities in which a portfolio may invest are more volatile than shorter-term fixed income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

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Emerging Markets Securities Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) – Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Risk (Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund) – Equity securities include common and preferred stocks, convertible securities, rights and warrants, depositary receipts, private placements, “new issues” and shares of exchange-traded funds (“ETFs”). Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the Fund’s NAV to fluctuate.

Fixed Income Market Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by a Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these market conditions, a Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Broad movements in financial markets may adversely affect the price of a Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Floating Rate Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — Each Fund may invest in obligations with interest rates that are reset periodically. Although

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floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Foreign Company Risk (Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. More specifically, investing in foreign issuers includes risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), differing accounting, auditing, financial reporting and legal standards and practices, differing securities market structures, and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. A Fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small and consist of a limited number of companies representing a small number of industries. Investing in foreign issuers also poses the risk that the cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause a Fund to incur losses.

Foreign Currency Risk (Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Foreign Sovereign Debt Securities Risk (Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) – The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. These risks are typically heightened with respect to emerging market countries.

Geographic Focus Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region.

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As a result, such Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in the United States Risk. A Fund that focuses its investments in the United States may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within the United States, and may be subject to greater price volatility and risk of loss, than a fund holding more geographically diverse investments.

Growth Investment Style Risk (Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — The Fund may invest in securities of companies that the Adviser or a sub-adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. In addition, these may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

High Yield Bond Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Impact Investing Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) – Each Fund invests part of its portfolio in securities that align with a proprietary impact investing framework for public fixed-income markets, which may exclude securities of certain issuers for nonfinancial reasons. Because of this, the Funds may forgo some market opportunities available to funds that do not use these criteria.

Indexing Strategy/Index Tracking Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) – A Fund that is managed with an indexing investment strategy attempts to track the performance of an unmanaged index of securities, which differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Such Fund generally will buy and will not sell a security included in the benchmark index as long as the security is part of the benchmark index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Adviser or a sub-adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, such Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the benchmark index will affect the performance, volatility, and risk of the index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of the Fund. Such Fund’s performance may not match the performance of the benchmark index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. As discussed elsewhere in this section, the performance of a Fund managed pursuant to an indexing investment strategy may also be affected because of the impact of the Adviser’s Catholic Responsible Investment criteria on the portfolio holdings of the Fund. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Changes in the composition of the index and regulatory requirements also may impact a Fund's ability to match the return of the index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

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Index Correlation Risk (Catholic Responsible Investments Multi-Style US Equity Fund) – Because a portion of the Fund weighs each sector and industry approximately the same as its index, the Fund’s ability to broadly reallocate this portion of its portfolio due to changes in outlook for a particular sector or industry is more limited than other actively-managed funds with greater flexibility to overweight or underweight certain sectors and industries due to changes in market conditions. As a result, the Fund’s performance may lag the performance of other actively-managed funds with more flexible investment programs.

Industry Concentration Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) – Each Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its underlying index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject a Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Inflation Protected Securities Risk (Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) – The value of inflation protected securities, generally will fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation protected security generally decreases when real interest rates rise and generally increases when real interest rates fall. In addition, the principal value of an inflation protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced.

Initial Public Offering Risk (Catholic Responsible Investments Multi-Style US Equity Fund) — The Fund may invest in initial public offerings (“IPOs”). An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Interest Rate Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — Interest rate risk is the risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, the risk of a decline in value of a Fund’s portfolio securities associated with rising rates is heightened because there may be a greater likelihood of rates increasing, potentially rapidly. In a declining interest rate environment, a Fund generally will be required to invest available cash in instruments with lower interest rates than those of the current portfolio securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Interest rate risk may be heightened for investments in emerging market countries.

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Investment in Underlying Funds Risk (Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund) — The value of an investment in the Funds is based primarily on the prices of the Underlying Funds in which the Funds invest. In turn, the price of each Underlying Fund is based on the value of its assets. Each Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of such Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Funds, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described elsewhere in this section, although a Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation.

Large-Capitalization Company Risk (Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Equity Fund) — If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and medium-sized companies. Additionally, larger, more-established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk (Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Multi-Style US Equity Fund) – An illiquid investment is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. Certain restricted securities that may be resold to institutional investors under Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be deemed liquid under guidelines approved by the Board. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4.

Although the Funds will invest primarily in liquid, publicly traded securities, the Funds may make investments that trade in lower volumes or that otherwise may be illiquid. Also, the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Less liquid or illiquid investments may be difficult to value. An inability to sell one or more portfolio positions can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Funds will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. Although the Funds retain the ability to meet redemption requests through in-kind exchanges, subject to certain conditions, the Funds may need to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, the Fund may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity. Such sales may adversely affect a Fund’s NAV.

Market Risk (Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to

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COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Money Market Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Under certain circumstances where a money market fund experiences heightened redemptions, it may be required to impose a mandatory liquidity fee on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). In addition, a money market fund may impose a liquidity fee of up to 2% on amounts the Fund redeems from the money market fund during circumstances where the money market fund’s board of directors determines such fee would be in the money market fund’s best interests. These measures may result in an investment loss. Money market funds and the securities they invest in are subject to comprehensive regulations. The regulations governing money market funds were recently amended in July 2023, and their implementation and interpretation, as well as enforcement, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Non-Diversification Risk (Catholic Responsible Investments Equity Index Fund and Catholic Responsible Investments Small-Cap Fund) —To the extent the Funds become non-diversified, the Funds may invest a relatively high percentage of their assets in a limited number of issuers. Therefore, when the Funds are non-diversified, the Funds’ performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Funds’ invested assets are diversified.

Operational and Cybersecurity Risk (Catholic Responsible Investments Multi-Style US Equity Fund) — The Fund, its service providers, including the Adviser and Sub-Advisers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes and practices intended to mitigate these risks.

For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of or prevent access to these systems or data within them (a “cyber-attack”), whether systems of the Fund, its service providers, counterparties or other market participants. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may occur at a pace that overloads current information technology and communication systems and processes of the Fund, its service providers or other market participants, impacting the ability to conduct the Fund’s operations. Cyber-attacks, disruptions or failures that affect the Fund’s service providers or counterparties may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations. For example, the Fund’s service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks or

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operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the Fund’s NAV and impede trading). In addition, cyber-attacks, disruptions or failures may cause reputational damage and subject the Fund’s service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs and/or additional compliance costs. While the Fund and its service providers may establish business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. The Fund’s service providers may also incur substantial costs for cybersecurity risk management, including insurance, in order to prevent or mitigate future cyber security incidents, and the Fund and its shareholders could be negatively impacted as a result of such costs. The Fund, the Adviser and the Sub-Advisers have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund, the Adviser or the Sub-Advisers. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.Similar types of operational and technology risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments to lose value. In addition, cyber-attacks involving the Fund’s counterparties could affect such counterparties’ ability to meet their obligations to the Fund, which may result in losses to the Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or unable to accurately price its investments. The Fund cannot directly control any cybersecurity plans and systems put in place by its service providers, Fund counterparties, issuers in which the Fund invests or securities markets and exchanges.

Portfolio Turnover Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short-Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund and Catholic Responsible Investments Multi-Style US Equity Fund) — Due to its investment strategy, a Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term capital gains) realized by a Fund. Shareholders may pay tax on such capital gains.

Prepayment and Extension Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations.

Quantitative Strategy Risk (Catholic Responsible Investments International Equity Fund) — A quantitative investment strategy generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization.

Repurchase Agreement Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — Under a repurchase agreement, the seller of a security to a Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, a Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

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Sector and Industry Focus Risk (Catholic Responsible Investments Multi-Style US Equity Fund) — Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Small- and Mid-Capitalization Company Risk (Catholic Responsible Investments Multi-Style US Equity Fund and Catholic Responsible Investments International Equity Fund) — Investing in equity securities of small- and mid-capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter (“OTC”) and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Small-Capitalization Company Risk (Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund) — The small-capitalization companies in which a Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded OTC or listed on an exchange.

U.S. Government Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund) — A Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Value Investment Style Risk (Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund and Catholic Responsible Investments International Small-Cap Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s or a sub-adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, a Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

When-Issued and Delayed Delivery Securities Risk (Catholic Responsible Investments Ultra Short Bond Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

11. In-Kind Transfers of Securities:

The Funds may issue or redeem shares in-kind. These securities and cash, if any, are transferred at their current value on the date of such transactions. Any recognized gain is included on the Statements of Operations under Net Realized Gain (Loss) on Investments. There were no in-kind transfers during the period ended April 30, 2025.

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12. Recent Accounting Pronouncement:

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments, other than that listed below, were required to the financial statements.

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OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Catholic Responsible Investments Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 19–20, 2024 to decide whether to renew the sub-advisory agreements (the “Agreements”) between Christian Brothers Investment Services, Inc. (the “Adviser”) and certain sub-advisers on behalf of the Funds shown in the following table (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds, for additional one-year terms:

Sub-Adviser	Fund(s)
RhumbLine Advisers	Catholic Responsible Investments Equity Index Fund
Catholic Responsible Investments Small-Cap Fund
Sun Life Capital Management (U.S.) LLC	Catholic Responsible Investments Bond Fund
Catholic Responsible Investments Opportunistic Bond Fund
Teachers Advisors, LLC	Catholic Responsible Investments Bond Fund
Catholic Responsible Investments Opportunistic Bond Fund
Catholic Responsible Investments Short-Duration Bond Fund
Mar Vista Investment Partners, LLC	Catholic Responsible Investments Multi-Style US Equity Fund
WCM Investment Management, LLC	Catholic Responsible Investments International Equity Fund

In preparation for the meeting, the Trustees requested that the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Sub-Advisers’ services; (ii) the Sub-Advisers’ investment

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management personnel; (iii) the Sub-Advisers’ operations and information about their financial condition, capitalization, profitability or financial viability to sub-advise the Funds; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid by the Adviser to the Sub-Advisers and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (vii) the Sub-Advisers’ potential economies of scale; (viii) the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance attributable to the Sub-Advisers and overall performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Sub-Advisers; (ii) the investment performance of the Funds and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Sub-Advisers, the Board reviewed the portfolio management services provided by the Sub-Advisers to the Funds, including the quality and continuity of the Sub-Advisers’ portfolio management personnel, the resources of the Sub-Advisers, and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Sub-Advisers were available to the Board, as were the responses of the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for

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the underperformance and/or the steps taken by the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Sub-Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the applicable Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Sub-Advisers and their affiliates. The Trustees considered how the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Sub-Advisers’ commitment to managing the Funds.

The Trustees considered the Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

NOTES

Catholic Responsible Investments Funds

Investment Adviser:

Christian Brothers Investment Services, Inc.

125 S. Wacker Drive

Suite 2400

Chicago, Illinois 60606

Administrator:

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CRI-SA-001-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Catholic Responsible Investments Funds

By:	/s/ Michael Beattie
Michael Beattie, Principal Executive Officer

Date:	July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Beattie
Michael Beattie, Principal Executive Officer

Date:	July 7, 2025

By:	/s/ Andrew Metzger
Andrew Metzger, Principal Financial Officer

Date:	July 7, 2025